                                                      1933 Act File No. 33-48907
                                                      1940 Act File No. 811-7047

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.    37   ...................        X

                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.    37   ..................................        X

                              MARSHALL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             1000 North Water Street
                           Milwaukee, Wisconsin 53202
                    (Address of Principal Executive Offices)

                                 (414) 287-8555
                         (Registrant's Telephone Number)

                          Michael A. Hatfield, Esquire
                             770 North Water Street
                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)
                (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on October 29, 2003 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on ____________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on ____________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Copies to:     Cameron Avery, Esquire
               Bell, Boyd & Lloyd
               Three First National Plaza
               70 West Madison Street, Suite 3300
               Chicago, Illinois 60602-4207
[Logo of Marshall Funds]

The Marshall Funds Family

Investment Information and Prospectus

The Investor Class of Shares

(Class Y)

• Marshall Equity Income Fund
• Marshall Large-Cap Growth & Income Fund
• Marshall Mid-Cap Value Fund
• Marshall Mid-Cap Growth Fund
• Marshall Small-Cap Growth Fund
• Marshall International Stock Fund
• Marshall Government Income Fund
• Marshall Intermediate Bond Fund
• Marshall Intermediate Tax-Free Fund
• Marshall Short-Term Income Fund
• Marshall Money Market Fund

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OCTOBER 31, 2003

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[Logo of Marshall Funds]

Our Statement of Qualification

Our tradition of excellence has been earned by engaging competent investment professionals to apply a stable, proven investment philosophy to assist our clients in meeting their financial objectives.

A Tradition of Excellence: A tradition of excellence is a claim a corporate culture can make if it has exceeded client expectations for over 150 years. Our tradition began with the founding of Marshall & Ilsley Bank in 1847, continued with the establishment of Marshall & Ilsley Trust operations in 1923, and exists today with a focused approach to investment management from M&I Investment Management Corp., since 1973.

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M&I Investment Management Corp., a registered investment adviser, holds the distinction of being one of the first bank-sponsored investment firms in the nation and manages more than $14.5 billion in individual and institutional accounts in many forms and sizes.

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Competency: Competency comes from setting a standard that only highly-qualified investment professionals can adequately and creatively serve the depth and breadth of our clients’ financial needs.That standard requires the hiring, training and continual development of individuals motivated to reach and maintain those high standards. M&I’s investment management teams are dominated by Chartered Financial Analysts with significant years of experience in the investment industry.

Stability: Stability comes from a lot more than the brick and mortar of over 250 company locations where you can meet face-to-face with our financial representatives. It comes from our high standards of professional service and our unchanging approach to how investment goals should be achieved.

A Proven Investment Philosophy: A proven investment philosophy is developed over time, and does not shift with the changing fashions of the market. It is based on sound investment principals and executed on an ongoing basis by seasoned experts with the latest investment tools and research available to the marketplace.We apply consistent approaches that have been successful in the long-term even if the financial objective is in the short-term.

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As with most professional services, your decision to work with us will most likely focus on the people, process, performance and price of your service provider. Please take a moment to learn more about how M&I Investment Management Corp. can best serve you.

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Not FDIC Insured	No Bank Guarantee	May Lose Value

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Not part of the Prospectus

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Investor Class of Shares

(Class Y Shares)

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Risk/Return Summary	2
• Equity Funds
Marshall Equity Income Fund	3
Marshall Large-Cap Growth & Income Fund	4
Marshall Mid-Cap Value Fund	5
Marshall Mid-Cap Growth Fund	6
Marshall Small-Cap Growth Fund	7
Marshall International Stock Fund	8

• Income Funds
Marshall Government Income Fund	9
Marshall Intermediate Bond Fund	10
Marshall Intermediate Tax-Free Fund	11
Marshall Short-Term Income Fund	12

• Money Market Fund
Marshall Money Market Fund	13

Fees and Expenses of the Funds	14
Main Risks of Investing in the Marshall Funds	15
Securities Descriptions	18
Investment Techniques	21
How to Buy Shares	22
How to Redeem and Exchange Shares	25
Account and Share Information	28
Marshall Funds, Inc. Information	31
Financial Highlights	38

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Shares of the Marshall Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Prospectus

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October 31, 2003

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Risk/Return Summary

The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).

Risk/Return Summary of Mutual Funds

Equity Funds

Marshall Equity Income Fund
Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund

Income Funds

Marshall Government Income Fund
Marshall Intermediate Bond Fund
Marshall Intermediate Tax-Free Fund
Marshall Short-Term Income Fund

Money Market Fund

Marshall Money Market Fund

Principal Risks of the Funds

Foreign
	Stock			Securities/	Company	Debt	Municipal	Asset/Mortgage
	Market	Sector	Style	Euro	Size	Securities	Securities	Backed Securities
	Risks	Risks	Risks	Risks	Risks	Risks	Risks	Risks

Marshall Equity Income Fund	X	X	X

Marshall Large-Cap
Growth & Income Fund	X	X	X

Marshall Mid-Cap Value Fund	X	X	X		X

Marshall Mid-Cap Growth Fund	X	X	X		X

Marshall Small-Cap Growth Fund	X	X	X		X

Marshall International Stock Fund	X	X	X	X

Marshall Government Income Fund						X		X

Marshall Intermediate Bond Fund						X		X

Marshall Intermediate Tax-Free Fund						X	X	X

Marshall Short-Term Income Fund						X		X

Marshall Money Market Fund						X		X

A complete description of these risks can be found in the “Main Risks of Investing in the Marshall Funds” section.

Equity Funds

Marshall Equity Income Fund

Goal: To provide capital appreciation and above-average dividend income.

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Strategy: Fund assets are invested in a broadly-diversified portfolio of common stocks of large-sized companies similar in size to those within the Standard and Poor’s 500 Index (S&P 500). In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue a yield at least 1% more than the income earned on the stocks in the S&P 500. The Adviser selects stocks using a unique, quantitative, value-oriented approach that uses dividends as the initial guide to competitive long-term returns with less volatility.

Annual Total Returns (calendar years 1994-2002)

Total Returns
Best quarter	(4Q98)	11.67%
Worst quarter	(3Q02)	(17.64)%
Year-to-date	(3Q03)	8.52%

Average Annual Totals Returns through 12/31/02*

			Since 9/30/93
	1 Year	5 Year	inception

Fund:

Return Before Taxes	(14.91)%	(0.42)%	7.87%

Return After Taxes
on Distributions**	(15.33)%	(2.08)%	5.78%

Return After Taxes
on Distributions and
Sale of Fund Shares**	(9.14)%	(0.83)%	5.71%

LEIFI	(16.43)%	(0.17)%	7.41%

S&P 500	(22.10)%	(0.58)%	9.27%

*The table shows the Fund’s average annual total returns over a period of years relative to the Lipper Equity Income Funds Index (LEIFI), which is an index of funds with similar investment objectives, and the S&P 500, a broad-based market index. The S&P 500 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measure ment period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results.

Marshall Large-Cap Growth & Income Fund

Goal: To provide capital appreciation and income.

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Strategy: The Fund invests at least 80% of its assets in common stocks of large-sized companies similar in size to those within the S&P 500. The Adviser looks for companies that are leaders in their industry and have records of above-average financial performance and proven superior management. These types of companies typically offer opportunities for growth and also provide dividend income.

Annual Total Returns (calendar years 1993-2002)

Total Returns
Best quarter	(4Q98)	22.67%
Worst quarter	(3Q02)	(17.85)%
Year-to-date	(3Q03)	12.17%

Average Annual Total Returns through 12/31/02*

	1 Year	5 Year	10 Year

Fund:

Return Before Taxes	(27.41)%	(3.13)%	4.82%

Return After Taxes
on Distributions**	(27.43)%	(3.78)%	3.43%

Return After Taxes
on Distributions and
Sale of Fund Shares**	(16.83)%	(2.26)%	3.72%

LLCCFI	(21.23)%	(0.74)%	8.04%

S&P 500	(22.10)%	(0.58)%	9.34%

*The table shows the Fund’s average annual total returns over a period of years relative to the Lipper Large-Cap Core Funds Index (LLCCFI), which is an index of funds with similar investment objectives, and the S&P 500, a broad-based market index. The S&P 500 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results.

Marshall Mid-Cap Value Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in value-oriented common stocks of medium-sized companies similar in size to those within the Russell Mid-Cap Value Index (RMCVI).* The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

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Annual Total Returns (calendar years 1994-2002)

Total Returns
Best quarter	(4Q01)	19.16%
Worst quarter	(3Q02)	(16.61)%
Year-to-date	(3Q03)	17.30%

Average Annual Total Returns through 12/31/02**

			Since 9/30/93
	1 Year	5 Year	inception

Fund:

Return Before Taxes	(11.59)%	7.16%	10.87%

Return After Taxes
on Distributions***	(11.62)%	4.85%	7.82%

Return After Taxes
on Distributions and
Sale of Fund Shares***	(7.12)%	5.18%	7.81%

LMCVFI	(14.66)%	2.08%	8.03%

RMCVI	(9.64)%	2.95%	10.23%

S&P 400	(14.50)%	6.42%	11.72%

*Prior to January 1, 2003, the capitalization range of companies in which the Fund invested was similar to those within the Standard & Poor’s Mid-Cap 400 Index (S&P 400).

**The table shows the Fund’s average annual total returns over a period of years relative to the Lipper Mid-Cap Value Funds Index (LMCVFI), which is an index of funds with similar investment objectives, the RMCVI and the S&P 400, both broad-based market indexes. Effective January 1, 2003, the Fund changed its benchmark index from the S&P 400 to the RMCVI. The RMCVI is more representative of the securities typically held by the Fund. The RMCVI and the S&P 400 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

***After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results.

Marshall Mid-Cap Growth Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in growth-oriented common stocks of medium-sized companies similar in size to those within the Russell Mid-Cap Growth Index (RMCGI).* The Adviser selects stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring.

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Annual Total Returns (calendar years 1994-2002)

Total Returns
Best quarter	(4Q99)	41.02%
Worst quarter	(3Q01)	(23.19)%
Year-to-date	(3Q03)	15.72%

Average Annual Total Returns through 12/31/02**

			Since 9/30/93
	1 Year	5 Year	inception

Fund:

Return Before Taxes	(31.75)%	0.22%	7.30%

Return After Taxes
on Distributions***	(31.75)%	(1.96)%	4.93%

Return After Taxes
on Distributions and
Sale of Fund Shares***	(19.49)%	0.13%	5.53%

LMCGFI	(28.47)%	(1.49)%	5.73%

RMCGI	(27.41)%	(1.82)%	6.41%

S&P 400	(14.50)%	6.42%	11.72%

*Prior to January 1, 2003, the capitalization range of companies in which the Fund invested was similar to those within the S&P 400.

**The table shows the Fund’s average annual total returns over a period of years relative to the Lipper Mid-Cap Growth Funds Index (LMCGFI), which is an index of funds with similar investment objectives, the RMCGI and the S&P 400, both broad-based market indexes. Effective January 1, 2003, the Fund changed its benchmark index from the S&P 400 to the RMCGI. The RMCGI is more representative of the securities typically held by the Fund. The RMCGI and the S&P 400 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

***After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results.

Marshall Small-Cap Growth Fund*

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in common stocks of small-sized companies similar in size to those within the Russell 2000 Growth Index

(Russell 2000 GI).** The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services or methods of distribution, as well as overall business restructuring.

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Annual Total Returns (calendar years 1996-2002)

Total Returns
Best quarter	(4Q99)	38.36%
Worst quarter	(3Q98)	(27.56)%
Year-to-date	(3Q03)	29.19%

Average Annual Total Returns through 12/31/02***

			Since 11/1/95
	1 Year	5 Year	inception

Fund:

Return Before Taxes	(28.78)%	(2.77)%	9.46%

Return After Taxes
on Distributions†	(28.78)%	(3.61)%	5.95%††

Return After Taxes
on Distributions and
Sale of Fund Shares†	(17.67)%	(2.11)%	6.47%††

LSCGI	(27.81)%	(1.22)%	3.74%

Russell 2000 GI	(30.26)%	(6.59)%	(0.72)%

Russell 2000	(20.48)%	(1.36)%	4.99%

*The SMALL-CAP GROWTH FUND is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Fund’s commencement of operations, the assets from the collective trust fund were transferred to the Fund in exchange for Fund shares. The Fund’s average annual total return since inception (11/1/95) is 9.46% through 12/31/02. The quoted performance data includes the performance of the collective trust fund for periods before the SMALL-CAP GROWTH FUND’S registration statement became effective on August 30, 1996, adjusted to reflect the SMALL-CAP GROWTH FUND’S expenses. The collective trust was not registered under the Investment Company Act of 1940 (1940 Act) and was not subject to certain diversification and investment restrictions that are imposed by the 1940 Act and the tax laws applicable to mutual funds. If the collective trust fund had been subject to those requirements and restrictions, the performance may have been adversely affected.

**Prior to January 1, 2003, the capitalization range of companies in which the Fund invested was similar to those within the Russell 2000 Index (Russell 2000).

***The table shows the Fund’s average annual total returns over a period of years relative to the Lipper Small-Cap Growth Funds Index (LSCGI), which is an index of funds with similar investment objectives, the Russell 2000 GI and the Russell 2000, both broad-based market indexes. Effective January 1, 2003, the Fund changed its benchmark index from the Russell 2000 to the Russell 2000 GI. The Russell 2000 GI is more representative of the securities typically held by the Fund. The Russell 2000 GI and the Russell 2000 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

†After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

††After-tax inception returns are calculated from the initial public investment in the Small-Cap Growth Fund on 9/4/96. It is not possible to reflect the tax impact on the common trust’s performance.

As with all mutual funds, past performance is no guarantee of future results.

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Marshall International Stock Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in securities of issuers domiciled in at least three different nations outside the United States, and invests at least 80% of the Fund’s assets in equity securities. BPI Global Asset Management LLP (BPI) is the Sub-Adviser of the Fund. BPI uses a “bottom-up” approach to international investing within overall portfolio management guidelines. BPI identifies companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. BPI then seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as “quality companies at a reasonable price.” The portfolio management team closely monitors the Fund’s industry weightings and country weightings in relation to its performance benchmark.

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Annual Total Returns (calendar years 1995-2002)

Total Returns
Best quarter	(4Q99)	40.46%
Worst quarter	(3Q02)	(19.47)%
Year-to-date	(3Q03)	20.40%

Average Annual Total Returns through 12/31/02*

			Since 9/1/94
	1 Year	5 Year	inception

Fund:

Return Before Taxes	(18.38)%	(3.53)%	1.79%

Return After Taxes
on Distributions**	(18.38)%	(4.67)%	0.72%

Return After Taxes
on Distributions and
Sale of Fund Shares**	(11.29)%	(2.74)%	1.37%

LIFI	(13.83)%	(1.64)%	1.79%

EAFE	(15.94)%	(2.89)%	(0.08)%

*The table shows the Fund’s average annual total returns over a period of years relative to the Lipper International Funds Index (LIFI), which is an index of funds with similar objectives, and the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE), which is a broad-based market index of international stocks. The EAFE returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results.

Income Funds

Marshall Government Income Fund

Goal: To provide current income.

Strategy: The Fund invests at least 80% of its assets in U.S. government securities. The Fund will also invest in dollar roll transactions. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund generally maintains an average dollar-weighted maturity of four to twelve years.

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Annual Total Returns (calendar years 1993-2002)

Total Returns
Best quarter	(2Q95)	4.92%
Worst quarter	(1Q94)	(2.13)%
Year-to-date	(3Q03)	2.31%

Average Annual Total Returns through 12/31/02*

	1 Year	5 Year	10 Year

Fund:

Return Before Taxes	8.18%	6.29%	6.22%

Return After Taxes
on Distributions**	6.18%	3.92%	3.61%

Return After Taxes
on Distributions and
Sale of Fund Shares**	4.98%	3.83%	3.63%

LUSMI	8.13%	6.44%	6.22%

LMI	8.75%	7.35%	7.28%

*The table shows the Fund’s average annual total returns over a period of years relative to the Lipper U.S. Mortgage Funds Index (LUSMI), which is an index of funds with similar investment objectives, and the Lehman Brothers Mortgage-Backed Securities Index (LMI), a broad-based market index. The LMI returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results.

Marshall Intermediate Bond Fund

Goal: To maximize total return consistent with current income.

Strategy: The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser’s strategy to achieve total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of three to ten years.

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Annual Total Returns (calendar years 1993-2002)

Total Returns
Best quarter	(2Q95)	4.68%
Worst quarter	(1Q96)	(2.03)%
Year-to-date	(3Q03)	4.34%

Average Annual Total Returns through 12/31/02*

	1 Year	5 Year	10 Year

Fund:

Return Before Taxes	8.06%	6.09%	5.84%

Return After Taxes
on Distributions**	5.91%	3.70%	3.30%

Return After Taxes
on Distributions and
Sale of Fund Shares**	4.89%	3.66%	3.37%

LSIBF	7.16%	6.35%	6.16%

LGCI	9.84%	7.48%	7.07%

**The table shows the Fund’s average annual total returns over a period of years relative to the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF), which is an index of funds with similar investment objectives, and the Lehman Brothers Government/Credit Intermediate Index (LGCI), a broad-based market index. The LGCI returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results.

Marshall Intermediate Tax-Free Fund

Goal: To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

Strategy: The Fund invests at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax). Fund assets are invested in investment-grade municipal securities, which includes debt obligations of states, territories and possessions of the U.S. and political subdivisions and financing authorities of these entities that provide income exempt from federal income tax (including the federal alternative minimum tax). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation and municipal bond supply factors. The Fund will maintain an average dollar-weighted portfolio maturity of three to ten years.

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Annual Total Returns (calendar years 1995-2002)

Total Returns
Best quarter	(1Q95)	4.31%
Worst quarter	(2Q99)	(2.12)%
Year-to-date	(3Q03)	3.34%

Average Annual Total Returns through 12/31/02*

			Since 2/1/94
	1 Year	5 Year	inception

Fund:

Return Before Taxes	9.36%	5.17%	5.05%

Return After Taxes
on Distributions**	9.36%	5.13%	5.03%

Return After Taxes
on Distributions and
Sale of Fund Shares**	7.26%	4.96%	4.88%

LIMI	8.35%	5.15%	5.02%

L7GO	9.99%	5.99%	5.78%

*The table shows the Fund’s average annual total returns over a period of years relative to the Lipper Intermediate Municipal Funds Index (LIMI), an index of funds with similar investment objectives, and the Lehman Brothers 7-Year General Obligations Bond Index (L7GO), a broad-based market index. The L7GO returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results.

Marshall Short-Term Income Fund

Goal: To maximize total return consistent with current income.

Strategy: The Fund invests at least 80% of its assets in short- to intermediate-term investment grade bonds and notes. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of six months to three years.

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Annual Total Returns (calendar years 1993-2002)

Total Returns
Best quarter	(3Q01)	2.67%
Worst quarter	(4Q01)	(0.72)%
Year-to-date	(3Q03)	2.57%

Average Annual Total Returns through 12/31/02*

	1 Year	5 Year	10 Year

Fund

Return Before Taxes	5.52%	5.54%	5.34%

Return After Taxes
on Distributions**	3.61%	3.17%	2.98%

Return After Taxes
on Distributions and
Sale of Fund Shares**	3.35%	3.24%	3.07%

LSTIBI	4.35%	5.58%	5.68%

ML13	6.09%	6.61%	6.18%

*The table shows the Fund’s average annual total returns over a period of years relative to the Lipper Short-Term Investment Grade Bond Index (LSTIBI), an index of funds with similar investment objectives, and the Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML13), a broad-based market index. The ML13 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results.

Money Market Fund

Marshall Money Market Fund

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income that minimizes volatility, the Adviser uses a “bottom-up” approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks and liquidity risks.

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Annual Total Returns (calendar years 1993-2002)

Total Returns
Best quarter	(4Q00)	1.60%
Worst quarter	(4Q02)	0.34%
Year-to-date	(3Q03)	0.65%

7-Day Net Yield

7-Day Net Yield (as of 12/31/02)*	1.16%

Average Annual Total Returns through 12/31/02**

	1 Year	5 Year	10 Year

Fund	1.56%	4.45%	4.57%

LMMFI	1.01%	3.91%	4.18%

MFRA	1.29%	4.09%	4.24%

*Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-236-FUND (3863).

**The table shows the Fund’s average annual total returns over a period of time relative to the Lipper Money Market Funds Index (LMMFI), which is an index of funds with similar objectives, and the Money Fund Report AveragesTM (MFRA) (formerly, IBC Financial Data), an average of money funds with similar objectives. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.

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As with all mutual funds, past performance is no guarantee of f uture results.

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Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares.

	Equity	Large-Cap Growth &	Mid-Cap	Mid-Cap	Small-Cap	International	Government	Intermediate	Intermediate	Short-Term	Money
	Income	Income	Value	Growth	Growth	Stock	Income	Bond	Tax-Free	Income	Market
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed
(as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted and expressed as a percentage of the Fund’s net assets)
Management Fee	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%(2)	0.75%(2)	0.60%(2)	0.60%(2)	0.60%(2)	0.15%(2)
Distribution (12b-1) Fee	None	None	None	None	None	None	None	None	None	None	None
Shareholder Servicing Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%
Other Expenses	0.23%	0.28%	0.27%	0.28%	0.47%	0.31%	0.20%	0.16%	0.25%	0.30%	0.08%

Total Annual Fund Operating Expenses(1)	1.23%	1.28%	1.27%	1.28%	1.72%	1.56%	1.20%	1.01%	1.10%	1.15%	0.48%

(1) Although not contractually obligated to do so, the Adviser and other service providers waived certain amounts. The net expenses the Funds actually paid for the fiscal year ended August 31, 2003 are shown below .
Total Actual Annual Fund Operating
Expenses (after waivers)	1.23%	1.28%	1.27%	1.28%	1.72%	1.54%	0.87%	0.72%	0.60%	0.58%	0.45%

(2) The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fees paid by the International Stock Fund, Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund, Short-Term Income Fund and Money Market Fund (after the voluntary waivers) were 0.98%, 0.65%, 0.54%, 0.33%, 0.26%, and 0.12%, respectively, for the fiscal year ended August 31, 2003.

(3) The Shareholder Servicing Fee for Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund has been voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the voluntary reduction), was 0.02% for Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund, respectively, for the fiscal year ended August 31, 2003.

*Redemptions within 90 days of the purchase are subject to a 2.00% fee (other than Money Market Fund) which is retained by the Funds and not the distributor. See “Will I Be Charged a Fee for Redemptions?”

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company (M&I Trust) and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to the Funds or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see “Marshall Funds, Inc. Information.” Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds’ operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Equity	Large-Cap Growth &	Mid-Cap	Mid-Cap	Small-Cap	International	Government	Intermediate	Intermediate	Short-Term	Money
	Income	Income	Value	Growth	Growth	Stock	Income	Bond	Tax-Free	Income	Market
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

1 Year	$125	$130	$129	$130	$175	$159	$122	$103	$112	$117	$49
3 Years	$390	$406	$403	$406	$542	$493	$381	$322	$350	$365	$154
5 Years	$676	$702	$697	$702	$933	$850	$660	$558	$606	$633	$269
10 Years	$1,489	$1,545	$1,534	$1,545	$2,030	$1,856	$1,455	$1,236	$1,340	$1,398	$604

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

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Main Risks of Investing in the Marshall Funds

Stock Market Risks. The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk, but offers the potential for greater reward.

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What About Portfolio Turnover?

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds’ Adviser or Sub-Adviser believes it is appropriate to do so in light of a Fund’s investment goal. A higher portfolio turnover rate increases transaction expenses that must be borne directly by a Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to shareholders, are taxable to them.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Foreign Securities Risks. Foreign securities pose additional risks over U.S.-based securities for a number of reasons. Because the INTERNATIONAL STOCK FUND invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens’ rights.

Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates, and regulations and accounting standards. The INTERNATIONAL STOCK FUND may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

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Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the INTERNATIONAL STOCK FUND values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.

Euro Risks. The INTERNATIONAL STOCK FUND makes significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the INTERNATIONAL STOCK FUND’s investments.

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With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries’ ability to respond to economic downturns or political upheavals.

Risks Related to Company Size. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Debt Securities Risks. Debt securities are subject to interest rate risks, credit risks, call risks and liquidity risks, which are more fully described below. These risks will affect the INCOME FUNDS and the MONEY MARKET FUND.

What About Bond Ratings?

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When the Funds invest in bonds and other debt securities and/or convertible securities, some will be rated in the lowest investment grade category (e.g., BBB or Baa). Bonds rated BBB by Standard and Poor’s or Baa by Moody’s Investors Services have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.

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Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Some of the securities in which the Fund invests may be redeemed by the issuer before maturity (or “called”). This will most likely happen when interest rates are declining. If this occurs, the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Municipal Securities Risks. An investment in the INTERMEDIATE TAX-FREE FUND will be affected by municipal securities risks. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund’s yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

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Securities Descriptions

	Marshall	Marshall	Marshall	Marshall	Marshall Small-Cap Growth Fund	Marshall
	Equity	Large-Cap	Mid-Cap	Mid-Cap		International
	Income Fund	Growth &	Income Fund Value Fund	Growth Fund		Stock Fund

Equity Securities:

Common Stocks	X	X	X	X	X	X

Foreign Common Stocks						X

Foreign Securities						X

		Marshall Government Income Fund	Marshall Intermediate Bond Fund	Marshall Intermediate Tax-Free Fund	Marshall Short-Term Income Fund	Marshall Money Market Fund

Fixed Income Securities:

Corporate Debt Securities		X	X	X	X	X

Fixed Rate Debt Securities		X	X	X	X	X

Floating Rate Debt Securities				X		X

Treasury Securities		X

Municipal Securities				X

Commercial Paper						X

Demand Instruments						X

Mortgage-Backed Securities		X

Dollar Rolls		X

Asset-Backed Securities		X			X

Bank Instruments						X

Funding Agreements						X

Repurchase Agreements						X

Securities

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Equity Securities. Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The EQUITY FUNDS cannot predict the income they will receive from equity securities, because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer’s business.

Common Stocks. Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

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Foreign Securities. Foreign securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside the United States that trade on a foreign securities exchange or in a foreign market.

Foreign Common Stocks. Common stocks of foreign corporations are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

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Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest:

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Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

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Treasury Securities. Treasury securities are direct obligations of the federal government of the United States.

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Treasury securities are generally regarded as having the lowest credit risks.

Municipal Securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Commercial Paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

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Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Mortgage-Backed Securities. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of a mortgage-backed security is a pass-through certificate. An issuer of a pass-through certificate gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Dollar Rolls. Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are “to be announced” mortgage-backed securities or “TBAs.” Dollar rolls are subject to interest rate risks and credit risks.

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These transactions may create leverage risks.

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Asset-Backed Securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, Interest Only or IOs and Principal Only or POs.

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Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

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Funding Agreements. Funding Agreements (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. A Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, a Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Repurchase Agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Investment Techniques

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Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, each of the Marshall Funds (except the MONEY MARKET FUND) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (for example, commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.

How to Buy Shares

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What Do Shares Cost? You can buy shares of a Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined NAV. Each NAV is calculated for each of the Funds (other than the MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined twice daily at 12:00 noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, a Fund’s portfolio (other than the MONEY MARKET FUND) is valued using market prices. In calculating the MONEY MARKET FUND’S NAV, that Fund’s portfolio is valued using amortized cost.

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Securities held by the INTERNATIONAL STOCK FUND may trade on foreign exchanges on days (such as weekends) when the INTERNATIONAL STOCK FUND does not calculate NAV. As a result, the NAV of the INTERNATIONAL STOCK FUND’s shares may change on days when you cannot purchase or sell the Fund’s shares.

To open an account with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds’ Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds’ discretion. Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

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How Do I Purchase Shares? You may purchase shares directly from the Funds by completing and mailing the account application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Funds to verify your identity.

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Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Investor Services (MIS) at 1-800-236-FUND (3863).

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Trust customers of M&I Trust may purchase shares by contacting their trust account officer.

You may purchase shares through a broker/dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds’ Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Funds by 3:00 p.m. (Central Time) to get that day’s NAV. For purchase orders for the MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day’s dividend. Each Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer, or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

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In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a valid Social Security or tax identification number.

Will the Small-Cap Growth Fund Always be Open to New Investors? It is anticipated that the SMALL-CAP GROWTH FUND will be closed to new investors who are not customers of M&I Trust or M&I Brokerage Services, once its assets reach $500 million, subject to certain exceptions. However, if you own shares of the Fund prior to the closing date, you will still be able to reinvest dividends and add to your investment in the Fund.

Fund Purchase Easy Reference Table

Minimum Investments

$1,000 • To open an Account

$50 • To add to an Account (including through a Systematic Investment Program)

Phone 1-800-236-FUND (3863)

  Contact MIS.
  Complete an application for a new account.
  If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Fund having an identical shareholder registration.

Mail

  To open an account, send your completed account application and check payable to “Marshall Funds” to the following address:

Marshall Investor Services P.O. Box 1348 Milwaukee, WI 53201-1348

  To add to your existing Fund Account, send in your check, payable to “Marshall Funds”, to the same address. Indicate your Fund account number on the check.

In Person

  Bring in your completed account application (for new accounts) (M-F 8-5 Central Time) and a check payable to “Marshall Funds” to:

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Marshall Investor Services
1000 North Water Street, 13th Floor
Milwaukee, WI 53202

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Wire

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  Notify MIS at 1-800-236-FUND (3863) by 12:00 noon (Central Time) for the MONEY MARKET FUND and 3:00 p.m. (Central Time) for the other Funds. If your purchase order for the MONEY MARKET FUND is received by 12:00 noon (Central Time) and your wire is received by Marshall & Ilsley Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.
  Then wire the money to:
  M&I Marshall & Ilsley Bank ABA Number 075000051

Credit to: Marshall Funds, Deposit Account, Account Number 27480;
Further credit to: The Investor Class [Identify name of Fund];
Re: [Shareholder name and account number]

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  If a new Account, fax application to: Marshall Investor Services at 1-414-287-8511.
  Mail a completed account application to the Fund at the address above under “Mail.”
  Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

Systematic Investment Program

  You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MIS receives the order.
  The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.
  Call MIS at 1-800-236-FUND (3863) to apply for this program.

Marshall Funds OnLineSM

  You may purchase Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See “Fund Transactions Through Marshall Funds OnLineSM” in the Account and Share Information section.

Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares

  If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.
  If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.
  All checks should be made payable to the “Marshall Funds”.

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the “Fund Redemption Easy Reference Table.” You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Trust customers of M&I Trust should contact their account officer to make redemption requests. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS or any Authorized Dealer. It is the responsibility of MIS, and Authorized Dealer or service provider to promptly submit redemption requests to a Fund.

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Redemption requests for the Funds must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day’s NAV. For redemption requests for the MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares (other than the MONEY MARKET FUND) which have been held for less than 90 days after a purchase (other than through reinvestments of capital gains or dividends). This charge is not applicable to trust, fiduciary or brokerage customers of M&I affiliates.

The 2% short-term redemption fee will not be charged to accounts established on behalf of qualified employee benefit plans. In addition, the Funds’ management or the Adviser may, in their sole discretion, waive the short-term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to a Fund and its shareholders.

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Fund Redemption Easy Reference Table

  If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker/dealer, you must contact your account representative.

Mail

  Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

Marshall Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348

  If you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.
  For additional assistance, call 1-800-236-FUND (3863).

In Person

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  Bring in the written redemption request with the information described in “Mail” above to Marshall Investor Services, 1000 North Water Street, 13th Floor, Milwaukee, WI, 53202 (M-F 8-5 Central Time). The proceeds from the redemptions will be sent to you in the form of a check or by wire.

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Wire/Electronic Transfer

  Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.
  Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.
  Wire-transferred redemptions may be subject to an additional fee.

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  Redemption requests for the MONEY MARKET FUND must be received by 12:00 noon (Central Time) if you want the proceeds to be wired the same day.

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Systematic Withdrawal Program

  If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.
  Contact MIS to apply for this program.

Checkwriting (Money Market Fund Only)

  You can redeem shares of the MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.
  Your check is treated as a redemption order for Fund shares equal to the amount of the check.
  A check for an amount in excess of your available Fund account balance will be returned marked “insufficient funds.”
  Checks cannot be used to close your Fund account balance.
  Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

Marshall Funds OnLineSM

  You may redeem Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See “Fund Transactions Through Marshall Funds OnLineSM” in Account and Share Information section.

Additional Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

  when you want a redemption to be sent to an address other than the one you have on record with a Fund;
  when you want the redemption payable to someone other than the shareholder of record; or
  when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

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Exchange Privilege. You may exchange the Investor Class of Shares of a Fund for the Investor Class of Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

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Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through MIS, you may telephone instructions to MIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker/dealers, financial institutions or service providers should contact their account representative. Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for shares to be exchanged at the NAV calculated that day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.

The Funds and their service providers will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds’ management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and its other shareholders. If this occurs, the Funds may terminate a shareholder’s purchase and/or exchange privileges. A subsequent redemption, if less than 90 days after purchase, may be subject to a 2% short-term redemption fee. See “Will I Be Charged a Fee for Redemptions?”

Account and Share Information

Fund Transactions Through Marshall Funds OnLineSM. If you have previously established an account with the Funds, and have signed an OnLine/SM/Agreement, you may purchase, redeem or exchange shares through the Marshall Funds’ Internet Site on the World Wide Web (http://www.marshallfunds.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site—you may only establish a new Fund account under the methods described in the “How to Buy Shares” section.

Trust customers of M&I Trust should contact their account officer for information on the availability of transactions over the Internet.

You should contact MIS at 1-800-236-FUND (3863) to get started. MIS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact MIS.

Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum

Purchases	$50	$100,000

Redemptions	By ACH $50:	By ACH: $50,000
	By wire: $1,000	By wire: $50,000

Exchanges	$50	$100,000

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

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Your transactions through the Web Site are effective at the time they are received by a Fund, and are subject to all of the conditions and procedures described in this Prospectus.

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You may not change your address of record, registration or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the Web Site for account histories or transactions, you should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party—should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Marshall Funds, its transfer agent, distributor and MIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

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Dividends and Capital Gains. Dividends of the INCOME FUNDS and the MONEY MARKET FUND are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares, through the day your shares are redeemed.

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Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

What is a Dividend and Capital Gain?

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain distribution is the money paid to shareholders from a Fund’s profit derived from the sale of an investment, such as a stock or bond.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

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Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently, the Funds offer two classes of shares (three classes for the MONEY MARKET FUND and the INTERNATIONAL STOCK FUND). All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses which will affect their performance.

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Tax Information

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Federal Income Tax. The Funds send you a statement of your account activity to assist you in completing your federal, state and local tax returns. For taxable investors, Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions for the EQUITY INCOME FUND, MID-CAP VALUE FUND and LARGE-CAP GROWTH & INCOME FUND are expected to be both dividends and capital gains. Fund distributions for the other EQUITY FUNDS are expected to be primarily capital gains, and fund distributions of the INCOME FUNDS and the MONEY MARKET FUND are expected to be primarily dividends.

It is anticipated that the INTERMEDIATE TAX-FREE FUND’s distributions will be primarily dividends that are exempt from federal income tax, although a portion of that Fund’s dividends may not be exempt. Even if dividends are exempt from federal income tax, they may be subject to state and local taxes. You may have to include certain dividends as taxable income if the federal alternative minimum tax applies to you.

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Please consult your tax adviser regarding your federal, state and local tax liability. Redemptions and exchanges of Fund shares are taxable sales.

Marshall Funds, Inc. Information

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Management of the Marshall Funds. The Board of Directors (the Board) governs the Funds. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-Adviser) to manage the INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.

Adviser’s Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2003, the Adviser had approximately $14.5 billion in assets under management, of which $6.1 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Funds) since 1985.

Sub-Adviser’s Background. BPI Global Asset Management LLP is a registered investment adviser and provides management for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2003, BPI had approximately $4.4 billion in assets under management. The Sub-Adviser’s address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

Portfolio Managers. The EQUITY INCOME FUND is managed by David J. Abitz. Mr. Abitz,vice president of the Adviser since January 2000, joined the Adviser in March 1995. From January 1997 to August 2000, Mr. Abitz was a senior securities analyst for the EQUITY INCOME FUND. Previously, from March 1995 to January 1997, he was an equity trader for the Adviser. Mr. Abitz is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Oshkosh and an M.B.A. degree from the University of Wisconsin-Madison.

The LARGE-CAP GROWTH & INCOME FUND is managed by Mary R. Linehan. Ms. Linehan, vice president, joined the Adviser in February 2001, as an Analyst for the LARGE-CAP GROWTH & INCOME FUND. Prior to joining the Adviser, from February 1996 to July 1999, Ms. Linehan worked at Heartland Funds, where she was an analyst on two equity funds. From January 1989 to January 1996, she worked at Strong Capital Management, Inc., where she was an analyst on two equity funds. Ms. Linehan has an M.B.A. degree from Marquette University and a B.B.A. degree from the University of North Dakota.

The MID-CAP VALUE FUND is managed by Matthew B. Fahey. Mr. Fahey , vice president of the Adviser since 1988, joined the Adviser in October 1984. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University.

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The MID-CAP GROWTH FUND is managed by Michael D. Groblewski. Mr. Groblewski has led the Adviser’s Investment Committee responsible for managing the MID-CAP GROWTH FUND since December 1999. Mr. Groblewski, vice president, joined the Adviser in June 1999. From June 1999 to December 1999, he was an analyst for the MID-CAP GROWTH FUND and SMALL-CAP GROWTH FUND. From April 1996 to June 1999, he was an equity analyst at Cleary, Gull, Reiland and McDevitt. From 1993 to March 1996, he was with Exponential Partners, Inc., where he performed valuations of privately held companies. Mr. Groblewski holds an M.B.A. degree in Finance and International Business from Syracuse University and a B.B.A. degree in Finance from the University of Wisconsin-Madison.

The SMALL-CAP GROWTH FUND is managed by Sean A. McLeod. Mr. McLeod is a Chartered Financial Analyst and earned a B.A. and M.S. in Finance from the University of Wisconsin-Madison. From December 1997 to March 2000, Mr. McLeod, vice president, was a senior securities analyst for the EQUITY INCOME FUND before joining the SMALL-CAP GROWTH FUND. Prior to joining the Adviser in 1997, Mr. McLeod worked at Strong Capital Management, Inc., where he was an analyst on two growth oriented funds.

The INTERNATIONAL STOCK FUND is managed by Daniel R. Jaworski, founder, Managing Director and Chief Investment Officer of the Sub-Adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Freres & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

The GOVERNMENT INCOME FUND and the INTERMEDIATE BOND FUND are managed by Jason D. Weiner. Mr. Weiner, vice president, joined the Adviser in 1993. Since 1994, he has been a portfolio analyst on the SHORT-TERM INCOME FUND and the INTERMEDIATE BOND FUND as well as a portfolio analyst for short-term and intermediate advisory portfolios for institutional clients. Mr. Weiner, who is a Chartered Financial Analyst, received his B.S. degree in Finance and International Business from Marquette University.

The INTERMEDIATE TAX-FREE FUND is managed by John D. Boritzke, who is a vice president of the Adviser responsible for tax-exempt fixed income portfolio management. He joined the Adviser in November 1983. Since 1985, he has been managing tax-exempt fixed income portfolios and common trust funds of M&I Trust. Mr. Boritzke has been a member of the Adviser’s Fixed Income Policy Group since 1985 and has been the Director of the Group since 1998. He is a Chartered Financial Analyst and holds M.B.A. and B.S. degrees from Marquette University.

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The MONEY MARKET FUND and the SHORT-TERM INCOME FUND are managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst, and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund’s average daily net assets (ADNA) as follows:

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Fund	Advisory Fee

Money Market Fund	0.15%
Short-Term Income Fund	0.60%
Intermediate Bond Fund	0.60%
Intermediate Tax-Free Fund	0.60%
Government Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Equity Income Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

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Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Funds as custodian of the assets, shareholder services agent, sub-transfer agent, and administrator directly and through its division, MIS. For each domestic Fund, the annual custody fees are 0.02% on the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on each Fund’s ADNA. M&I Trust is entitled to receive shareholder services fees directly from the Funds in amounts up to a maximum annual percentage of 0.25% of the Fund’s ADNA.

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As shareholder services agent, M&I Trust has the discretion to waive a portion of its fees. However, any waivers of shareholder services fees are voluntary and may be terminated at any time in its sole discretion.

M&I Trust is the administrator of the Funds, and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of each Fund’s ADNA as follows:

Maximum Fee	Funds’ ADNA

0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee which differs among the Funds for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system. M&I Trust also, from time to time, receives reimbursement from the Funds’ distributor and its affiliates for certain expenses incurred in marketing the Funds and for other administrative services on behalf of shareholders.

Supplemental Performance Information of the Sub-Adviser to the Marshall International Stock Fund

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BPI has served as Sub-Adviser for the Marshall International Stock Fund (“the Fund”) since March 29, 1999. Since the Fund’s inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI’s Managing Director, currently serves as the portfolio manager for the Fund. Supplemental information is presented below to summarize BPI’s and Mr. Jaworski’s historical performance results for various entities other than the Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.

Mr. Jaworski was employed at STI Capital Management and managed the SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Fund) for the period from February 1, 1995 to November 30, 1995. The following table summarizes the returns of the SunTrust Commingled Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE).

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	Gross	Net	EAFE
	of Fees	of Fees	Performance

1Q1995(1)	6.70%	6.46%	5.93%

2Q1995	12.18	11.79	0.73

3Q1995	11.94	11.55	4.17

4Q1995(2)	4.57	4.20	4.05

(1) Not a full quarter — excludes performance from 1/1/1995 to 1/31/1995.

(2) Not a full quarter — excludes performance from 12/1/1995 to 12/31/1995.

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The commingled fund was not a mutual fund registered under the 1940 Act and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.

Mr. Jaworski was subsequently promoted to Director of International Portfolio Management & Research and Senior Portfolio Manager for the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Fund) from December 1, 1995 to March 31, 1997. The following table summarizes the returns of the STI Classic International Equity Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the EAFE:

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	Gross	Net	EAFE
	of Fees	of Fees	Performance

12/1/95 - 12/31/95	4.02%	3.50%	4.03%

1Q1996	5.09	4.72	2.89

2Q1996	5.89	5.52	1.58

3Q1996	1.57	1.21	-0.13

4Q1996	9.54	9.16	1.59

Annual 1996	23.82	22.08	6.05

1Q1997	4.43	4.06	-1.57

The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the EAFE for the same period. In addition, the fund’s average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39% for the EAFE for the same period.

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Mr. Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing Director and Chief Investment Officer. The following table sets forth BPI’s composite performance information relating to the performance of institutional private accounts, including the Fund, managed by BPI, during the periods indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The performance information is provided to illustrate BPI’s historical performance in managing similar accounts as measured against the EAFE.

	Gross	Net	EAFE
	of Fees	of Fees	Performance

1Q1997	N/A	N/A	N/A

2Q1997	16.96%	16.73%	12.98%

3Q1997	8.67	8.54	-0.70

4Q1997	-3.36	-3.48	-7.83

Annual 1997(1)	22.83	22.29	3.40

1Q1998	18.20	18.06	14.71

2Q1998	4.14	4.01	1.06

3Q1998	-12.38	-12.56	-14.21

4Q1998	14.84	14.62	20.66

Annual 1998	23.86	23.06	20.00

1Q1999	0.35	0.15	1.39

2Q1999	6.01	5.75	2.54

3Q1999	4.43	4.16	4.39

4Q1999	41.57	41.25	16.99

Annual 1999	57.43	55.98	26.96

1Q2000	2.08	1.81	-0.11

2Q2000	-10.25	-10.51	-3.96

3Q2000	-4.38	-4.64	-8.07

4Q2000	-2.99	-3.25	-2.68

Annual 2000	-15.03	-15.95	-14.17

1Q2001	-18.63	-18.85	-13.71

2Q2001	2.67	2.41	-1.04

3Q2001	-14.76	-14.99	-14.00

4Q2001	9.92	9.66	6.97

Annual 2001	-21.73	-22.52	-21.44

1Q2002	2.57	2.33	0.51

2Q2002	-2.71	-2.89	-2.12

3Q2002	-19.11	-19.26	-19.73

4Q2002	2.99	2.81	6.45

Annual 2002	-16.52	-17.46	-15.94

1Q2003	-7.85	-8.02	-8.21

2Q2003	20.52	20.32	19.27

3Q2003	9.66	9.49	8.13

(1) Not a full year — excludes performance from 1/1/1997 to 3/31/1997.

The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where “international” as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) two U.S. international funds that use multiple sub-advisers, one of which is BPI; and (3) several private accounts with various investment restrictions.

BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR). AIMR is a non-profit membership and education organization with more than 50,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as BPI). These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The “Net of Fees” figures reflect the deduction of advisory and other fees paid by the accounts—“Gross of Fees” does not include these fees, but does include certain trading costs and embedded fees that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to December 31, 2002. Information from that date to September 30, 2003 has not been verified by the Marshall Funds or Edgewood Services, Inc. and is unaudited.

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The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies and risks similar to those of the Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the SunTrust Commingled Fund and BPI institutional accounts included in BPI’s composite differ from the Fund, in that they are not subject to:

  the same types of expenses as the Fund;

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  the investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act; and

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  the requirements of Subchapter M of the Internal Revenue Code.

As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.

Although the STI Classic International Equity Fund has objectives, policies, strategies and risks similar to those of the Fund, it is a separate fund and its performance is not indicative of the potential performance of the Fund.

The EAFE is a capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australasia, New Zealand, and Far Eastern stock markets. The EAFE is unmanaged. Investments may not be made in an index. The Funds’ Statement of Additional Information contains further information on calculation of average annual total returns.

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Financial Highlights–Investor Class of Shares

The Financial Highlights will help you understand a Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Fund’s independent auditors for the fiscal years ended August 31, 1999 through August 31, 2003. Their report dated October 13, 2003 is included in the Annual Report for the Funds, which is incorporated by reference. The previous year was audited by other auditors. This table should be read in conjunction with the Funds’ financial statements and notes thereto, which may be obtained free of charge from the Funds.

Further information about the performance of the Funds is contained in the Funds’ Annual Report dated August 31, 2003, which may be obtained free of charge.

(For a share outstanding throughout each period)

			Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency			Distributions to Shareholders from Net Realized Gain on Investments, Options, Futures Contracts and Foreign Currency				Ratios to Average Net Assets
Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income/ (Net Operating Loss)		Total from Investment Operations	Distributions to Shareholders from Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income (Net Operating Loss)	Expense Waiver(2)	Net Assets, End of Period (000’s Omitted)	Portfolio Turnover Rate

Equity Income Fund
1999	$14.17	0.28	3.59	3.87	(0.29)	(1.04)	(1.33)	$16.71	27.92%	1.17%	1.73%	—	$537,295	72%
2000	$16.71	0.23	(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$14.62	(2.80)%	1.16%	1.54%	—	$423,845	98%
2001	$14.62	0.16	0.16	0.32	(0.14)	(0.10)	(0.24)	$14.70	2.20%	1.19%	1.07%	—	$414,651	78%
2002(3)	$14.70	0.14	(1.99)	(1.85)	(0.18)	(0.55)	(0.73)	$12.12	(13.16)%	1.20%	1.28%	—	$338,512	50%
2003(3)	$12.12	0.24	0.42	0.66	(0.20)	—	(0.20)	$12.58	5.56%	1.23%	2.04%	—	$343,475	62%

Large-Cap Growth & Income Fund
1999	$13.24	0.06	5.01	5.07	(0.06)	(0.77)	(0.83)	$17.48	38.98%	1.20%	0.32%	—	$407,031	32%
2000	$17.48	0.03	2.72	2.75	(0.02)	(0.99)	(1.01)	$19.22	16.35%	1.18%	0.16%	—	$510,195	71%
2001	$19.22	0.01	(4.66)	(4.65)	(0.01)	(0.81)	(0.82)	$13.75	(24.79)%	1.19%	0.03%	—	$386,911	63%
2002(3)	$13.75	0.01	(3.16)	(3.15)	(0.01)	—	(0.01)	$10.59	(22.94)%	1.21%	0.01%	—	$274,960	62%
2003(3)	$10.59	0.04	0.71	0.75	(0.02)	—	(0.02)	$11.32	7.11%	1.28%	0.38%	—	$254,286	73%

Mid-Cap Value Fund
1999	$10.25	0.11	2.10	2.21	(0.12)	(0.94)	(1.06)	$11.40	21.92%	1.25%	0.96%	—	$128,575	90%
2000	$11.40	0.09	0.79	0.88	(0.05)	(1.38)	(1.43)	$10.85	9.29%	1.33%	0.86%	—	$106,569	94%
2001	$10.85	0.02	2.62	2.64	(0.07)	(0.70)	(0.77)	$12.72	25.80%	1.30%	0.16%	—	$172,719	104%
2002(3)	$12.72	0.02	(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	$10.65	(4.25)%	1.26%	0.13%	—	$196,254	44%
2003(3)	$10.65	0.01	1.86	1.87	(0.01)	—	(0.01)	$12.51	17.63%	1.27%	0.13%	—	$267,309	39%

Mid-Cap Growth Fund
1999	$11.95	(0.11)	6.26	6.15	—	(0.82)	(0.82)	$17.28	53.41%	1.21%	(0.73)%	—	$297,249	173%
2000	$17.28	(0.16)(4)	12.00	11.84	—	(1.69)	(1.69)	$27.43	71.91%	1.18%	(0.66)%	—	$541,805	108%
2001	$27.43	(0.06)(4)	(8.67)	(8.73)	—	(4.97)	(4.97)	$13.73	(34.17)%	1.19%	(0.39)%	—	$333,718	118%
2002(3)	$13.73	(0.09)(4)	(4.29)	(4.38)	—	(0.04)	(0.04)	$9.31	(32.01)%	1.24%	(0.72)%	—	$203,010	167%
2003(3)	$9.31	(0.08)(4)	2.34	2.26	—	—	—	$11.57	24.27%	1.28%	(0.78)%	—	$236,981	121%

Small-Cap Growth Fund
1999	$9.82	(0.11)	2.69	2.58	—	(0.02)	(0.02)	$12.38	26.30%	1.59%	(0.90)%	—	$102,992	219%
2000	$12.38	(0.18)(4)	7.03	6.85	—	(0.41)	(0.41)	$18.82	56.14%	1.59%	(1.03)%	—	$159,336	105%
2001	$18.82	(0.08)(4)	(4.52)	(4.60)	—	(1.63)	(1.63)	$12.59	(24.23)%	1.58%	(0.62)%	—	$105,397	287%
2002(3)	$12.59	(0.14)(4)	(3.12)	(3.26)	—	(0.58)	(0.58)	$8.75	(27.23)%	1.63%	(1.20)%	—	$77,713	292%
2003(3)	$8.75	(0.07)(4)	3.15	3.08	—	—	—	$11.83	35.20%	1.72%	(0.82)%	—	$90,126	248%

International Stock Fund
1999	$11.54	0.09	2.45	2.54	(0.25)	—	(0.25)	$13.83	22.20%	1.51%	0.79%	0.01%	$270,315	182%
2000	$13.83	(0.07)(4)	4.09	4.02	(0.16)	(1.36)	(1.52)	$16.33	28.09%	1.50%	(0.40)%	0.02%	$351,242	225%
2001	$16.33	0.03(4)	(4.02)	(3.99)	—	(1.61)	(1.61)	$10.73	(26.36)%	1.46%	0.25%	0.02%	$246,649	156%
2002(3)	$10.73	0.03(4)	(1.45)	(1.42)	—	—	—	$9.31	(13.23)%	1.49%	0.32%	0.02%	$195,496	83%
2003(3)	$9.31	0.06(4)	0.65	0.71	—	—	—	$10.02	7.63%	1.54%	0.65%	0.02%	$204,477	171%

Government Income Fund
1999	$9.70	0.54	(0.48)	0.06	(0.54)	—	(0.54)	$9.22	0.62%	0.86%	5.69%	0.33%	$317,284	232%
2000	$9.22	0.57	(0.02)	0.55	(0.57)	—	(0.57)	$9.20	6.20%	0.85%	6.28%	0.33%	$357,229	192%
2001	$9.20	0.57	0.33	0.90	(0.57)	—	(0.57)	$9.53	10.02%	0.87%	6.04%	0.33%	$380,308	122%
2002(3)	$9.53	0.49(4)(5)	0.20(5)	0.69	(0.50)	—	(0.50)	$9.72	7.50%	0.87%	5.16%(5)	0.33%	$377,594	76%
2003(3)	$9.72	0.32(4)	(0.08)	0.24	(0.36)	—	(0.36)	$9.60	2.45%	0.87%	3.30%	0.33%	$382,287	539%

Intermediate Bond Fund
1999	$9.60	0.55	(0.43)	0.12	(0.55)	—	(0.55)	$9.17	1.28%	0.71%	5.85%	0.28%	$598,970	181%
2000	$9.17	0.57	(0.01)	0.56	(0.57)	—	(0.57)	$9.16	6.35%	0.70%	6.31%	0.29%	$612,980	243%
2001	$9.16	0.55	0.35	0.90	(0.55)	—	(0.55)	$9.51	10.14%	0.72%	5.93%	0.29%	$640,863	273%
2002(3)	$9.51	0.47(4)(5)	(0.04)(5)	0.43	(0.50)	—	(0.50)	$9.44	4.70%	0.72%	5.00%(5)	0.29%	$631,518	187%
2003(3)	$9.44	0.41(4)	0.07	0.48	(0.45)	—	(0.45)	$9.47	5.10%	0.72%	4.30%	0.29%	$629,664	317%

Intermediate Tax-Free Fund
1999	$10.33	0.42	(0.41)	0.01	(0.42)	(0.07)	(0.49)	$9.85	0.02%	0.61%	4.11%	0.48%	$108,732	53%
2000	$9.85	0.43	0.10	0.53	(0.43)	—	(0.43)	$9.95	5.58%	0.60%	4.43%	0.49%	$95,554	71%
2001	$9.95	0.43	0.40	0.83	(0.43)	—	(0.43)	$10.35	8.52%	0.62%	4.24%	0.50%	$102,300	51%
2002(3)	$10.35	0.40(5)	0.22(5)	0.62	(0.40)	—	(0.40)	$10.57	6.12%	0.62%	3.84%(5)	0.50%	$109,693	27%
2003(3)	$10.57	0.38	(0.07)	0.31	(0.38)	—	(0.38)	$10.50	2.95%	0.60%	3.57%	0.50%	$102,717	17%

Short-Term Income Fund
1999	9.61	0.55	(0.21)	0.34	(0.55)	—	(0.55)	9.40	3.59%	0.51%	5.74%	0.56%	134,943	163%
2000	9.40	0.60	(0.19)	0.41	(0.60)	—	(0.60)	9.21	4.46%	0.50%	6.43%	0.57%	122,503	72%
2001	9.21	0.58	0.33	0.91	(0.58)	—	(0.58)	9.54	10.16%	0.53%	6.16%	0.57%	126,008	79%
2002(3)	9.54	0.42(4)(5)	(0.07)(5)	0.35	(0.47)	—	(0.47)	9.42	3.77%	0.56%	4.51%(5)	0.57%	114,320	54%
2003(3)	9.42	0.33(4)	(0.03)	0.30	(0.40)	—	(0.40)	9.32	3.22%	0.58%	3.47%	0.57%	150,302	43%

Money Market Fund
1999	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	4.98%	0.41%	4.86%	0.25%	$1,663,740	—
2000	$1.00	0.06	—	0.06	(0.06)	—	(0.06)	$1.00	5.88%	0.44%	5.73%	0.16%	$1,776,669	—
2001	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	5.32%	0.46%	5.22%	0.05%	$1,697,200	—
2002	$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	1.99%	0.45%	1.95%	0.04%	$1,857,948	—
2003	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	1.05%	0.45%	1.04%	0.03%	$1,889,427	—

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown.
(3)	Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount

Fund	2002	2003

Equity Income Fund	$0.00	$0.00
Large-Cap Growth & Income Fund	$0.00	$0.00
Mid-Cap Value Fund	$0.00	$0.00
Mid-Cap Growth Fund	$0.00	$0.00
Small-Cap Growth Fund	$0.00	$0.00
International Stock Fund	$0.01	$0.01
Government Income Fund	$0.00	$0.00
Intermediate Bond Fund	$0.00	$0.00
Intermediate Tax-Free Fund	$0.01	$0.01
Short-Term Income Fund	$0.00	$0.00

Periods prior to September 1, 2001 have not been restated to reflect this change.

(4)	Per share information is based on average shares outstanding.
(5)	Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income Per Share	Net Realized/Unrealized Gain/Loss Per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
Government Income Fund	$(0.01)	$0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Intermediate Tax-Free Fund	0.00	(0.00)	0.00
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

A Statement of Additional Information (SAI) dated October 31, 2003 is incorporated by reference into this Prospectus. Additional information about the Funds’ investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Investment Commentaries discuss market conditions and investment strategies that significantly affected each Fund’s performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and make inquiries, write to or call Marshall Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863).

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You can obtain information about the Marshall Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Marshall Investor Services
P.O. Box 1348 Milwaukee,
Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)
Internet address: http://www.marshallfunds.com
TDD: Speech and Hearing Impaired Services 800-209-3520

Edgewood Services, Inc. Distributor

G00714-01 (10/03)
Investment Company Act File No. 811-7047

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Marshall Equity Funds
Fund name	Fund manager	Goal	Invests in
Marshall Equity Income Fund	David J. Abitz, CFA	Capital appreciation and above-average dividend income	Common stocks of companies paying above-average dividends Seeks to construct a diversified portfolio with a yield at least 1% greater than the S&P 500, an unmanaged index of large-cap stocks
Marshall Large-Cap Growth & Income Fund	Mary R. Linehan	Capital appreciation and income	Large-size companies similar to those in the S&P 500 Companies with history of growing earnings and growing dividends
Marshall Mid-Cap Value Fund	Matthew B. Fahey	Capital appreciation	Medium-size companies with traditional value characteristics Seeks companies that have underappreciated assets or are involved in company turnarounds or corporate restructuring
Marshall Mid-Cap Growth Fund	Michael D. Groblewski	Capital appreciation	Medium-size companies with high potential growth rates Seeks to invest in successful entrepreneurs
Marshall Small-Cap Growth Fund[1]	Sean A. McLeod, CFA	Capital appreciation	Small companies with high potential growth rates[1] Seeks to invest in successful entrepreneurs
Marshall International Stock Fund[2]	Dan Jaworski, CFA BPI Global Asset Management LLP	Capital appreciation	Targets companies outside the U.S. with strong competitive positions and high returns on capital Investment discipline is a blend of growth and value
Marshall Income Funds
Fund name	Fund manager	Goal	Invests in
Marshall Government Income Fund	Jason D. Weiner, CFA	Current income	Securities of the U.S. government and its agencies Uses current and historical interest rate relationships to evaluate market sectors and individual securities
Marshall Intermediate Bond Fund	Jason D. Weiner, CFA	To maximize total return consistent with current income	Intermediate, investment-grade bonds and notes Selects portfolio securities using macroeconomic, credit and market analysis
Marshall Intermediate Tax-Free Fund	John D. Boritzke, CFA	High level of current income exempt from federal income tax and is consistent with preservation of capital
  Investment grade municipal securities providing income exempt from federal income tax
  Selects portfolio securities by evaluating cyclical trends in interest rates and municipal bond supply factors
  Income may be subject to state and local taxes

Marshall Short-Term Income Fund	Richard Rokus, CFA	To maximize total return consistent with current income	Short- to intermediate-term investment grade bonds and notes Selects portfolio securities using macroeconomic, credit and market analysis
Marshall Money Market Fund[3]	Richard Rokus, CFA	Current income consistent with stability of principal	High-quality money market securities maturing in 397 days or less Seeks to preserve value of investment at $1.00 per share (although it is still possible to lose money)

1Small-cap stocks are less liquid and have historically experienced greater volatility than average.

2Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

3The Fund is not insured nor guaranteed by the FDIC or any other government agency.

For more complete information on the Marshall Funds, please read the attached Prospectus.

M&I Investment Management Corp. is the investment adviser to the Marshall Funds. BPI Global Asset Management LLP is the sub-adviser for the Marshall International Stock Fund. Edgewood Services, Inc. is the distributor. The Marshall Funds are available through M&I Brokerage Services, authorized broker/dealers and, for certain accounts, Marshall & Ilsley Trust Company N.A.

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Not part of the Prospectus

[Logo of Marshall Funds]

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Marshall Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348
800-236-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com
Edgewood Services, Inc., Distributor G00714-01(10/03)
M&I Investment Management Corp., Investment Adviser
©2003 Marshall Funds, Inc.

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321-236Y

                                 Marshall Funds, Inc.
                         Statement of Additional Information
                             The Investor Class of Shares
                                      (Class Y)

                                   October 31, 2003

         Equity Funds                            Income Funds

o Marshall Equity Income Fund                   o Marshall Government Income Fund
o Marshall Large-Cap Growth & Income Fund   o Marshall Intermediate Bond Fund
o Marshall Mid-Cap Value Fund                   o Marshall Intermediate Tax-Free Fund
o Marshall Mid-Cap Growth Fund                  o Marshall Short-Term Income Fund
o Marshall Small Cap Growth Fund
o Marshall International Stock Fund

                                                   Money Market Fund
                                                 o Marshall Money Market Fund


This Statement of Additional  Information  (SAI) is not a Prospectus.  Read this
SAI in conjunction with the Investor Class of Shares Prospectus for the Marshall
Funds listed above,  dated October 31, 2003. This SAI  incorporates by reference the  financial  statements  from the Funds'  Annual  Report.  You may obtain the
Prospectus or Annual Report without charge by calling M&I Brokerage Services at 1-800-580-FUND  (3863), or you can visit the Marshall Funds' Internet site on the World Wide Web at http://www.marshallfunds.com.


P.O. Box 1348
Milwaukee, Wisconsin 53201-1348


G00714-02 (10/03)


EDGEWOOD SERVICES, INC.

Distributor

How are the Funds Organized?                             1
Securities in Which the Funds Invest                     1
Securities Descriptions, Techniques and Risks            4
Fundamental Investment Objectives                       15
Investment Limitations                                  16
Determining Market Value of Securities                  19
What Do Shares Cost?                                    20
How are the Fund Shares Sold?                           20
How to Buy Shares                                       21
Account and Share Information                           21
What are the Tax Consequences?                          22
Who Manages the Funds?                                  23
How Do the Funds Measure Performance?                   34
Performance Comparisons                                 39
Economic and Market Information                         42
Financial Statements                                    42
Appendix                                                43
Addresses                                               46

HOW ARE THE FUNDS ORGANIZED?
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Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes.
The Board of Directors (the Board) has established two classes of shares of the
Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap
Growth Fund, Small Cap Growth Fund, Government Income Fund, Intermediate Bond Fund,
Intermediate Tax-Free Fund and Short-Term Income Fund, known as the Advisor Class of
Shares and the Investor Class of Shares; and the Board has established three classes of shares of the International Stock Fund and the Money Market Fund, known as the
Advisor Class of Shares, the Investor Class of Shares and the Institutional Class of
Shares. This SAI relates to the Investor Class of Shares. The Funds' investment adviser is M&I Investment Management Corp. (Adviser). The International Stock
Fund's sub-adviser is BPI Global Asset Management LLP (BPI) (Sub-Adviser). This SAI
contains additional information about the Corporation and its eleven investment portfolios. This SAI uses the same terms as defined in the Prospectus.


The definitions of the terms series and class in the Wisconsin Business Corporation
Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this SAI. The Articles of Incorporation of the
Corporation reconcile this inconsistency in terminology, and provide that the
Prospectus and SAI may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code (the Code).

SECURITIES IN WHICH THE FUNDS INVEST
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Following is a table that indicates which types of securities are a(n):
o     P = Principal investment of a Fund; (shaded in chart)
o     A = Acceptable (but not principal) investment of a Fund; or
o     N = Not an acceptable investment of a Fund.

EQUITY FUNDS

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Securities                      Equity       Large-Cap   Mid-Cap    Mid-Cap     Small-Cap  International
                                Income       Growth      Value      Growth      Growth     Stock
                                             &
                                             Income
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American Depositary Receipts1    A           A           A          A           A          A
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Asset-Backed Securities2         A           A           A          A           A          A
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Bank Instruments3                A           A           A          A           A          A
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Borrowing4                       A           A           A          A           A          A
---------------------------------
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Common Stock                     P           P           P          P           P          P
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Common Stock of Foreign          A           A           A          A           A          P
Companies
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Convertible Securities           A           A           A          A           A          A
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Debt Obligations                 A           A           A          A           A          A5
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Derivative Contracts and         A           A           A          A           A          A
Securities
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European Depositary Receipts     N           N           N          N           N          A
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Fixed Rate Debt Obligations      A           A           A          A           A          A
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Floating Rate Debt Obligations   A           A           A          A           A          A
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Foreign Currency Hedging         N           N           N          N           N          A
Transactions
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Foreign Currency Transactions    N           N           N          N           N          A
--------------------------------------------------------------------------------
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Foreign Securities6              A           A           A          A           A          P
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--------------------------------------------------------------------------------
Forward Commitments,             A           A           A          A           A          A
When-Issued and Delayed
Delivery Transactions
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Futures and Options              A           A           A          A           A          A
Transactions
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Global Depositary Receipts       N           N           N          N           N          A
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Illiquid and Restricted          A           A           A          A           A          A
Securities7
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Lending of Portfolio             A           A           A          A           A          A
Securities
---------------------------------            ----------------------------------------------------------
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Mortgage-Backed Securities       A           A           A          A           A          A
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---------------------------------            ----------------------------------------------------------
Preferred Stocks                 A           A           A          A           A          A
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---------------------------------            ----------------------------------------------------------
Prime Commercial Paper8          A           A           A          A           A          A
                                 ----------------------------------------------------------------------
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Repurchase Agreements            A           A           A          A           A          A
                                 ----------------------------------------------------------------------
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Reverse Repurchase Agreements    A           A           A          A           A          A
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                                 ----------------------------------------------------------------------
Securities of Other              A           A           A          A           A          A
Investment Companies
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SWAP Transactions                A           A           A          A           A          A
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U.S. Government Securities       A           A           A          A           A          A
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Variable Rate Demand Notes       A           A           A          A           A          A
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Warrants                         A           A           A          A           A          A
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
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INCOME FUNDS AND MONEY MARKET FUND

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Securities                      Government  Intermediate Intermediate Short-Term  Money
                                Income      Bond         Tax-Free     Income      Market
---------------------------------------------------------------------------------------------
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Asset-Backed Securities2        P           A            A            P           A

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Bank Instruments3               A           A            A            A           P
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Borrowing4                      A           A            A            A           A
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Debt Obligations                P           P            P            P           P
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Demand Master Notes             N           A            N            A           P
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Derivative Contracts and        A           A            A            A           A
Securities
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Dollar Rolls                    P           A            A            A           N
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Fixed Rate Debt Obligations     P           P            P            P           P
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Floating Rate Debt              A           A            P            A           P
Obligations
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Foreign Money Market            A           A            A            A           A
Instruments
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Foreign Securities6             A           A            N            A           N
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Forward Commitments,            A           A            A            A           A
When-Issued and Delayed
Delivery Transactions
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Funding Agreements              A           A            A            A           P
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Futures and Options             A           A            A            A           N
Transactions
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Guaranteed Investment           N           N            N            N           A
Contracts
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Illiquid and Restricted         A           A            A            A           A
Securities7
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Lending of Portfolio            A           A            A            A           A
Securities
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Mortgage-Backed Securities      P           A            N            A           A
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Municipal Leases                A           A            A            A           N
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Municipal Securities            A           A            P            A           N
---------------------------------------------------------------------------------------------
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Participation Interests         N           N            A            N           A
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Prime Commercial Paper8         A           A            A            A           P
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Repurchase Agreements           A           A            A            A           P
---------------------------------------------------------------------------------------------
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Reverse Repurchase              A           A            A            A           A
Agreements9
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Securities of Other             A           A            A            A           A
Investment Companies
---------------------------------------------------------------------------------------------
SWAP Transactions               A           A            A            A           N
---------------------------------------------------------------------------------------------
U.S. Government Securities      P           A            A            A           A
---------------------------------------------------------------------------------------------
Variable Rate Demand Notes      A           A            A            A           A
---------------------------------------------------------------------------------------------

1. All Funds may invest up to 20% of their respective assets; however, the
International Stock Fund has no limit.

2. The Equity Funds and Income Funds may invest in asset-backed securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (securities rated AAA, AA, A or BBB by
Standard & Poor's (S&P) and Fitch Ratings (Fitch) and Aaa, Aa, A or Baa by
Moody's Investors Service (Moody's)), or if unrated, determined by the Adviser to be of comparable quality. The Money Market Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days. Only the
Income Funds expect that they might exceed 5% of their respective net assets in these securities.

3. The Equity Funds and Money Market Fund may purchase foreign bank instruments. The
Equity Funds (except International Stock Fund) are limited to 5% of total assets.
The Income Funds may invest in foreign bank instruments, although they do not presently intend to do so.

4. The International Stock Fund may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund's net asset value (NAV). The Fund may pledge more than 5% of its total assets to secure such borrowings.

5. Must be issued by U.S. corporations and rated in the top four categories by an
NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

6. The Equity Funds (except International Stock Fund) may only invest up to 5% of their respective net assets in foreign securities other than American Depositary
Receipts (ADRs).

7. All Funds may invest up to 15% of their respective assets in illiquid securities except for the Money Market Fund which is limited to 10%.

8. The Small-Cap Growth Fund may purchase commercial paper rated investment grade by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The other Funds may purchase commercial paper rated in the two highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

9. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the
Money Market Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
--------------------------------------------------------------------------------------

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

Agency Securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.  Some government entities are supported by the full faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities may also resemble some types of collateralized mortgage obligations (CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool and any credit enhancement provided.
Also, these securities may be subject to prepayment risk.

Bank Instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings
Association Insurance Fund, which are administered by the Federal Deposit Insurance
Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as bank instruments.


   Foreign Bank Instruments.  Eurodollar Certificates of Deposit (ECDs), Yankee
   dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all
   U.S. dollar denominated certificates of deposit.  ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks.  YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S.
   by foreign issuers.

   ECDs, ETDs, YCDs and Europaper have many of the same risks as other foreign securities.  Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions.  Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.  These factors will be carefully considered by the Adviser in selecting these investments.


Borrowing. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets (net assets for the Money
Market Fund and Intermediate Bond Fund), and pledge some assets as collateral.  A
Fund that borrows will pay interest on borrowed money and may incur other transaction costs.  These expenses could exceed the income received or capital appreciation realized by a Fund from any securities purchased with borrowed money.
With respect to borrowings, the Funds are required to maintain continuous asset coverage equal to 300% of the amount borrowed.  If the coverage declines to less than 300%, a Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Corporate Debt Securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Convertible Securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a
Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if a Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, a Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance.  The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer).  The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless a Fund has invested more than 10%
of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer.  In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality.  The fixed income securities in which a Fund invests will be rated at least investment grade by a NRSRO. Investment grade securities have received one of an NRSRO's four highest ratings.  Securities receiving the fourth highest rating
(Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due.  The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment.  The Money Market Fund is subject to Rule 2a-7 (the Rule) under the
Investment Company Act of 1940 (1940 Act), and will follow the credit quality requirements of the Rule.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.
Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

The Funds may invest in commercial paper issued under Section 4(2) of the Securities
Act of 1933.  By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as a Fund.  A Fund purchasing
Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution.  Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

The Funds believe that Section 4(2) commercial paper and certain other restricted securities which meet the Board's criteria for liquidity are quite liquid.  Section
4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation.  In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities.

Demand Features. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment.  Demand features permit a
Fund to demand payment of the value of the security (plus an accrued interest) from either the issuer of the security or a third-party.  Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security.  Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days.  Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Depositary Receipts. ADRs are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation.  ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets.  European
Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation.  Depositary receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.  Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This protects investors against potential defaults by the counterparty.

Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss.  Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent a Fund from closing out a position.  If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty.  OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts.  In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks.  OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

Dollar Rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price.  Normally, one or both securities involved are to be announced mortgage-backed securities.  Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Duration is a measure of volatility in the price of a bond prior to maturity.
Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate.  Volatility is based upon a bond's coupon rate;
maturity date; and the level of market yields of similar bonds.  Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities.  Duration combines these variables into a single measure.

Equity Securities are the fundamental unit of ownership in a company.  They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Equity Funds invest:

   Common Stocks are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.
   Common Stocks of Foreign Companies are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.
   Preferred Stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.
   Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund holding redeemable preferred stock may treat it as a fixed income security.

   Warrants provide an option to buy the issuer's stock or other equity securities at a specified price. A Fund holding a warrant may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     Fixed Rate Debt Securities.  Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt.  For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

     As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities.  As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise.  For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium.  Conversely, if interest rates are over
     10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     Floating Rate Debt Securities.  The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate.  Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank.  The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Currency Transactions are generally used to obtain foreign currencies to settle securities transactions.  They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations.  When a
Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies.  A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

     Foreign Currency Hedging Transactions are used to protect against foreign currency exchange rate risks.  These transactions include: forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies.

     Forward Foreign Currency Exchange Contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S.
     dollar and foreign currencies.  They are used to lock in the U.S. dollar price of a foreign security.  A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date.
     If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because of the constantly changing value of the securities involved. A Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of a Fund's assets denominated in that currency.  Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging.

     In these transactions, a Fund will segregate assets with a market value equal to the amount of the foreign currency purchased.  Therefore, a Fund will always have cash, cash equivalents or high quality debt securities available to cover
     Forward Contracts or to limit any potential risk.  The segregated assets will be priced daily.

     Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

     Purchasing and Writing Put and Call Options on foreign currencies are used to protect a Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired.  Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received.  A Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates.  If exchange rate movements are adverse to a
     Fund's position, a Fund may forfeit the entire amount of the premium plus related transaction costs.  These options are traded on U.S. and foreign exchanges or OTC.

     Exchange-Traded Futures Contracts are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a
     Fund's portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

Foreign Money Market Instruments. ECDs, YCDs and ETDs are all U.S. dollar denominated certificates of deposit.  ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks.  YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs and Europaper have many of the same risks as other foreign securities.  Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions.  Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.  These factors will be carefully considered by the Adviser in selecting these investments.


Foreign Securities are equity securities or fixed income securities that are issued by a corporation or issuer domiciled outside of the United States that trade on a foreign securities exchange or in a foreign market.
Funding Agreements (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Money Market Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Money Market Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Futures and Options Transactions.  As a means of reducing fluctuations in its NAV, a
Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio.
There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

     Futures Contracts.  A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future.  A futures contract may involve a variety of assets including commodities (such as oil, wheat or corn) or a financial asset (such as a security). A Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities.
     Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.
     A Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

     Margin In Futures Transactions. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to a Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

     As the value of the underlying futures contract changes daily, a Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by a Fund.  It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When a Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. A Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     A Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into.  However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

     Put Options on Financial and Stock Index Futures Contracts.  A Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the decrease in value of the hedged securities.
     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices.  A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction.  When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from a Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases.  When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market.  If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

     In order to avoid the exercise of an option sold by it, generally a Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in a Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by a Fund of an option having the same term as the option sold by a
     Fund, and has the effect of canceling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.  If the hedge is successful, the cost of buying the second option will be less than the premium received by a Fund for the initial option.

     Call Options on Financial and Stock Index Futures Contracts.  A Fund may write
     (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, a Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase.  In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option.
     This premium can substantially offset the drop in value of a Fund's portfolio securities.

     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the decrease in value of the hedged securities.
     A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price.  A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction.  When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.  As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Fund's option position.  When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price.  Prior to the exercise or expiration of the call option, a
     Fund could sell an identical call option and close out its position.  If the premium received upon selling the offsetting call is greater than the premium originally paid, a Fund has completed a successful hedge.

     Limitation on Open Futures Positions.  A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of a Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     Purchasing Put and Call Options on Securities.  A Fund may purchase put options on portfolio securities to protect against price movements in a Fund's portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.  A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security.  A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

     Writing Covered Call and Put Options on Securities.  A Fund may write covered call and put options to generate income and thereby protect against price movements in a Fund's portfolio securities. As writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration).  As a writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.  In the case of put options, a Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

     Stock Index Options.  A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the OTC market.  A stock index fluctuates with changes in the market values of the stocks included in the index.  Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option.  The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a
     Fund's portfolio correlate with price movements of the stock index selected.
     The value of an index option depends upon movements in the level of the index rather than the price of a particular stock.  Accordingly, successful use by a
     Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry.  This requires different skills and techniques than predicting changes in the price of individual stocks.

     Over-the-Counter Options are two-party contracts with price and other terms negotiated between buyer and seller.  In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation.  Exchange-traded options have a continuous liquid market while over-the-counter options may not.  A Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on a Fund's portfolio securities or securities indices are not traded on an exchange.  A Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the
     Adviser.

     Risks.  When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in a Fund's portfolio.  This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency.  In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations.
     In these events, a Fund may lose money on the futures contract or option.

     When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a
     Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged.  When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Lending of Portfolio Securities.  In order to generate additional income, a Fund may lend portfolio securities.  When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower.  A Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund.  If the market value of the loaned securities increases, the borrower must furnish additional collateral to a Fund.
During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Funds currently lend their portfolio securities through Marshall
& Ilsley Trust Company N.A. (M&I Trust), as agent. The Funds and M&I
Trust have received an order from the Securities and Exchange Commission (SEC) that permits M&I Trust to charge, and the Funds to pay, market-based compensation for
M&I Trust's services as securities lending agent.

Securities Lending Risks.  When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, a Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral, usually fixed income securities risk.

Risks Related to Company Size.  Generally,  the smaller the market  capitalization of a company,  the fewer the number of shares  traded  daily,  the less liquid its stock and the more volatile its price.  Market  capitalization  is determined by multiplying  the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mortgage-Backed  Securities represent interests in pools of mortgages.  The underlying
mortgages   normally  have  similar  interest  rates,   maturities  and  other  terms.
Mortgages  may  have  fixed  or  adjustable  interest  rates.  Interests  in  pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed   securities  come  in  a  variety  of  forms.   Many  have  extremely
complicated   terms.   The  simplest   form  of   mortgage-backed   securities   is  a
"pass-through  certificate."  Holders of pass-through  certificates receive a pro rata share of the payments from the underlying  mortgages.  Holders also receive a pro rata share of any  prepayments,  so they assume all the  prepayment  risk of the underlying mortgages.
CMOs are  complicated  instruments  that  allocate  payments and  prepayments  from an
underlying   pass-through   certificate   among   holders  of  different   classes  of
mortgage-backed  securities.  This creates  different  prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs)
and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs' prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance higher rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class
(Floaters) receives a share of interest payments based upon a market index such as
LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse
Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States.
However, the actual returns on any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Municipal  Securities are fixed income securities issued by states,  counties,  cities and other political  subdivisions and authorities.  Although most municipal securities
are  exempt  from  federal   income  tax,   municipalities   may  also  issue  taxable
securities.  Tax-exempt  securities  are  generally  classified  by  their  source  of payment.

    General  obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect  taxes  sufficient  to pay  principal and interest on the  bonds.  However,  the  issuer's  authority  to levy  additional  taxes may be limited by its charter or state law.

    Special  revenue bonds are payable solely from specific  revenues  received by the issuer.  The revenues may consist of specific taxes,  assessments,  tolls, fees or other types of municipal revenues.  For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds.  Bondholders could not collect  from  the  municipality's  general  taxes  or  revenues.  Therefore,  any shortfall in the tolls normally would result in a default on the bonds.

    Private  activity  bonds  are  special  revenue  bonds  used  to  finance  private entities.  For example, a municipality may issue bonds to finance a new factory to improve  its local  economy.  The  municipality  would  lend the  proceeds  to the company  using the  factory,  and the company  would  agree to make loan  payments sufficient  to repay  the  bonds.  The  bonds  would be  payable  solely  from the company's  loan  payments,  not  from  any  other  revenues  of the  municipality.
    Therefore,  any  default  on the loan  normally  would  result in a default on the bonds.

    The  interest  on many types of private  activity  bonds is subject to the federal alternative  minimum  tax  (AMT).  The Funds may  invest in bonds  subject  to the federal AMT.

    Anticipation  notes are securities issued in anticipation of the receipt of taxes,
    grants,   bond  proceeds  or  other   municipal   revenues.   For  example,   many
    municipalities  collect property taxes once a year. Such  municipalities may issue tax anticipation  notes to fund their operations prior collecting these taxes. The issuers  then repay the tax  anticipation  notes at the end of their  fiscal year, either with collected taxes or proceeds from newly issued notes or bonds.

    Tax  increment  financing  bonds  are  payable  from  increases  in taxes or other
    revenues   attributable  to  projects  financed  by  the  bonds.  For  example,  a municipality  may issue  these  bonds to  redevelop  a  commercial  area.  The tax increment  financing  bonds  would be payable  solely  from any  increase in sales taxes  collected from merchants in the area. The bonds could default if merchants'
    sales, and related tax collections, failed to increase as anticipated.

Municipal Securities include:
o     TRANs: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;
o     TANs:  tax anticipation notes issued to finance working capital needs in anticipation of receiving taxes;
o     RANs:   revenue anticipation notes issued to finance working capital needs in anticipation of receiving revenues;
o     BANs: bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
o     municipal commercial paper and other short-term notes;
o     variable rate demand notes;
o     industrial development bonds;
o     municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases;
o     construction loan notes insured by the Federal Housing Administration and financed by Federal National Mortgage Association (FNMA) or Government
      National Mortgage Association (GNMA); and
o     participation, trust and partnership interests in any of the foregoing obligations.

Diversification of the Intermediate Tax-Free Fund's investments is obtained geographically by purchasing issues of municipal securities representative of various areas of the U.S. and general obligations of states, cities and school districts as well as some revenue issues which meet the Funds' acceptable quality criteria.

     Municipal Leases.  A Fund may purchase participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by a municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment unless the participation interests are credit enhanced.

     The Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security;
     (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to a
     Fund's ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee's general credit strength; (11) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

     Variable Rate Municipal Securities.  Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed rate obligations.  Many municipal securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on a Fund's demand.  For purposes of determining a Fund's average maturity, the maturities of these variable rate demand municipal securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment.  The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund's custodian is required to take possession of the securities subject to repurchase agreements.
These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities.
The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future a Fund will repurchase the portfolio at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Swap Transactions.  In a standard swap transaction, two parties agree to exchange
(swap) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the LIBOR on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other.

The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the
Funds' obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate NAV at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, a Fund will segregate liquid assets in the full amount accrued on a daily basis of a Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The Funds expect to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, a Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires a Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Funds' obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps to preserve or enhance a return or spread on a portfolio security.  The Funds do not intend to use these transactions in a speculative manner.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in a
Fund's limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S.
government securities having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of a Fund's obligations with respect to caps and floors.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a
Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged.

Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the NAV of the swap together with the net amount of interest payments owed to a Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities.

Temporary Investments. There may be times when market conditions warrant a defensive position (this rarely applies to the Money Market Fund). During these market conditions each of the Funds may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies investing in short-term debt securities, and foreign short-term debt securities (for the International Stock Fund).

Treasury Securities are direct obligations of the federal government of the United
States. Investors regard Treasury securities as having the lowest credit risk.

Warrants give a Fund the option to buy the issuer's stock or other equity securities at a specified price. A Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

When-Issued and Delayed Delivery Transactions.  These transactions are made to secure what is considered to be an advantageous price or yield.  Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.  Other than normal transaction costs, no fees or expenses are incurred.  However, liquid assets of a
Fund are segregated on a Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased.  These assets are marked to market daily and are maintained until the transaction has been settled.

FUNDAMENTAL INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------------

o     Marshall Equity Income Fund: to provide capital appreciation and above-average dividend income.
o     Marshall Large-Cap Growth & Income Fund: to provide capital appreciation and income.
o     Marshall Mid-Cap Value Fund: to provide capital appreciation.
o     Marshall Mid-Cap Growth Fund: to provide capital appreciation.
o     Marshall Small-Cap Growth Fund: to provide capital appreciation.
o     Marshall International Stock Fund: to provide capital appreciation.
o     Marshall Government Income Fund: to provide current income.
o     Marshall Intermediate Bond Fund: to maximize total return consistent with current income.
o     Marshall Intermediate Tax-Free Fund: to provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
o     Marshall Short-Term Income Fund: to maximize total return consistent with current income.
o     Marshall Money Market Fund: to provide current income consistent with stability of principal.
The investment objectives of the Funds may not be changed by the Funds' Board without shareholder approval.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------------

FUNDAMENTAL LIMITATIONS
The following investment limitations are fundamental and cannot be changed for a
Fund unless authorized by the "majority of the outstanding voting securities" of that Fund, as defined by the 1940 Act.

Selling Short and Buying on Margin

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the Money Market Fund,
Short-Term Income Fund and Intermediate Bond Fund) including the amounts borrowed;
and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts.  Except for the International Stock Fund, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.  Except for the International Stock Fund, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

Lending Cash or Securities

The Funds will not lend any of their assets except portfolio securities.  Except for the International Stock Fund, loans may not exceed one-third of the value of a
Fund's total assets.  This shall not prevent a Fund from purchasing or holding U.S.
government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the
Fund's investment goal, policies, and limitations.

Investing in Commodities

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts.  However, except for the Intermediate Bond Fund, the Short-Term
Income Fund and the Money Market Fund, a Fund may purchase and sell futures contracts and related options, and the International Stock Fund may also enter into forward contracts and related options.

Investing in Real Estate

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.
Under this limitation, the Intermediate Tax-Free Fund will consider each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.  Industrial developments bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user.  If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10%
of total assets.

Concentration of Investments

(Intermediate Tax-Free Fund only)
The Intermediate Tax-Free Fund will not invest 25% or more of the value of its total assets in any one industry, except for temporary defensive purposes, the Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities.
In addition, the Intermediate Tax-Free Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the
United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, including tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.  This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing).
 (All Other Funds)
A Fund will not invest 25% or more of its total assets in any one industry.
However, investing in U.S. government securities (and domestic bank instruments for the Money Market Fund) shall not be considered investments in any one industry.

Underwriting

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted (the term restricted does not apply to the Intermediate Tax-Free Fund)
securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities

The Funds will not invest more than 15% (10% for the Money Market Fund) of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Board to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control

The Funds will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies

Each Fund will limit its investment in other investment companies to no more than 3%
of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than
10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Money Market Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.

Investing in Options

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

A Fund will not write call options in excess of 25% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

Regulatory Compliance.

The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the
Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the
Money Market Fund will comply with the various requirements of the Rule under the
1940 Act, which regulates money market mutual funds. For example, the Rule generally prohibits the investment of more than 5% of the Money Market Fund's total assets in the securities of any one issuer, although the Money Market Fund's fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The Money Market Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to the Rule. The Money Market Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.
OTHER INVESTMENT POLICIES

Each Fund (except the Equity Income Fund, the Intermediate Tax-Free Fund and the Money
Market Fund) has adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with
Rule 35d-1 of the 1940 Act.  Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

--------------------------------------------------------------------------------------
DETERMINING MARKET VALUE OF SECURITIES
--------------------------------------------------------------------------------------

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUND ONLY)

The Board has decided that the best method for determining the value of portfolio instruments for the Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment goal.

Under the Rule, the Money Market Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Money Market Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies.

Monitoring Procedures.  The Board's procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions.  The Rule requires that the Money Market Fund limit its investments to instruments that, in the opinion of the Board, present minimal credit risks and have received the requisite rating from one or more NRSROs.  If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio.  In periods of declining interest rates, the indicated daily yield on shares of the Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     for bonds and other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;

o     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o     for all other securities, at a fair value as determined in good faith by the
      Board.

The Funds may value securities at prices provided by independent pricing services that may not rely exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges.
Options traded in the OTC market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the International Stock
Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board, although the actual calculation may be done by others.

--------------------------------------------------------------------------------------
WHAT DO SHARES COST?
--------------------------------------------------------------------------------------

Except under certain circumstances described in the Prospectus, shares are sold at their NAV (plus a sales charge) on days the NYSE is open for business. The procedure for purchasing shares is explained in the Prospectus under "How to Buy Shares" and
"What Do Shares Cost."

--------------------------------------------------------------------------------------
HOW ARE THE FUND SHARES SOLD?
--------------------------------------------------------------------------------------

Under the Distributor's Contract with the Funds, the Distributor (Edgewood Services,
Inc.), located at 5800 Corporate Drive, Pittsburgh, PA 15237-7002, offers shares on a continuous, best-efforts basis. Texas residents must purchase shares of the Funds through M&I Brokerage Services, Inc. at 1-800-580-FUND (3863), or through any authorized broker/dealer.

SHAREHOLDER SERVICES
Marshall & Ilsley Trust Company N.A. (M&I Trust), through its division,
Marshall Investor Services (MIS), is the shareholder servicing agent for the Funds.
As such, MIS provides shareholder services which include, but are not limited to, distributing Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares.

The Funds may pay M&I Trust for providing shareholder services and maintaining shareholder accounts. M&I Trust may select others (including Federated
Shareholder Services Company, a subsidiary of Federated Investors, Inc.) to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust (but not out of Fund assets). The Distributor and/or M&I
Trust may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

--------------------------------------------------------------------------------------
HOW TO BUY SHARES
--------------------------------------------------------------------------------------

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own.  The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept.  The Funds will value your securities in the same manner as it values its assets.  This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind.  In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.  The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

In addition, the Funds have adopted procedures, consistent with the SEC's guidelines, to permit redemption in kind to an affiliate.

--------------------------------------------------------------------------------------
ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------------

VOTING RIGHTS
Shareholders of each Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution.  Each share of a Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote.  All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the
Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act.  The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the 1940
Act.  Directors may be removed by the shareholders at a special meeting.  A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable.  All shares issued and sold by the
Corporation will be fully paid and nonassessable except as provided in the WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.
As of October 1, 2003, the following shareholders owned 5% or more of a Fund's outstanding Investor Class of Shares:

International Stock Fund - MITRA & Co., Marshall & Ilsley Trust Operations,
Milwaukee, WI, owned approximately 9,481,286 shares (47.49%); and VALLEE, Marshall
& Ilsley Trust Operations, Milwaukee, WI, owned approximately 8,476,466 shares
(42.46%).
Equity Income Fund - VALEE, Marshall & Ilsley Trust Operations, Milwaukee, WI,
owned approximately 13,465,173 shares (49.59%); and MITRA & Co., Marshall &
Ilsley Trust Operations, owned approximately 12,404,457 shares (45.68%).
Large-Cap Growth & Income Fund - MITRA & Co., Marshall & Ilsley Trust
Operations, Milwaukee, WI, owned approximately 11,499,878 shares (51.26%); and
VALLEE, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately
7,747,302 shares (34.53%).
Mid-Cap Value Fund - MITRA & Co., Marshall & Ilsley Trust Operations,
Milwaukee, WI, owned approximately 12,998,597 shares (59.50%); and VALLEE, Marshall
& Ilsley Trust Operations, Milwaukee, WI, owned approximately 6,973,522 shares
(31.92%).
Mid-Cap Growth Fund  - MITRA & Co., Marshall & Ilsley Trust Operations,
Milwaukee, WI, owned approximately 13,612,087 shares (66.21%); and VALLEE, Marshall
& Ilsley Trust Operations, Milwaukee, WI, owned approximately 5,809,901 shares
(28.26%).
Small-Cap Growth Fund - VALLEE, Marshall & Ilsley Trust Operations, Milwaukee,
WI, owned approximately 3,474,392 shares (45.60%); MITRA & Co., Marshall &
Ilsley Trust Operations, Milwaukee, WI, owned approximately 2,572,639 shares
(33.77%); MITRA and Co., Milwaukee, WI, owned approximately 532,834 shares (6.99%);
and CAPINCO, Milwaukee, WI, owned approximately 437,457 shares (5.74%).
Government Income Fund - MITRA & Co., Marshall & Ilsley Trust Operations,
Milwaukee, WI, owned approximately 20,484,802 shares (52.22%); VALEE, Marshall &
Ilsley Trust Operations, Milwaukee, WI, owned approximately12,917,945 shares
(32.93%); and NFSC FEBO #251-049611 Trust Co. of Toledo N.A., Trustee, NWOhio
Plumbers Pipefitters Retirement Plan, Holland, OH, owned approximately 1,976,490 shares (5.04%).
Intermediate Bond Fund - MITRA & Co., Marshall & Ilsley Trust Operations,
Milwaukee, WI, owned approximately 35,102,309 shares (52.76%); and VALLEE, Marshall
& Ilsley Trust Operations, Milwaukee, WI, owned approximately 29,359,036 shares
(44.13%).
Intermediate Tax-Free Fund - VALLEE, Marshall & Ilsley Trust Operations,
Milwaukee, WI, owned approximately 8,529,475 shares (87.07%); and MITRA & Co.,
Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 643,872 shares (6.57%).
Short-Term Income Fund -VALLEE, Marshall & Ilsley Trust Operations, Milwaukee,
WI, owned approximately 8,964,456 shares (55.49%); and MITRA & Co., Marshall
& Ilsley Trust Operations, Milwaukee, WI, owned approximately 5,228,097 shares
(32.36%).
Money Market Fund - MARIL and Co., Milwaukee, WI, owned approximately 1,701,743,764 shares (74.33%); and M&I SCC Milwaukee, owned approximately 228,849,652 shares
(10.00%).

Shareholders owning 25% or more of the outstanding shares of a Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
--------------------------------------------------------------------------------------
WHAT ARE THE TAX CONSEQUENCES?
--------------------------------------------------------------------------------------

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by each Fund.

Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Equity Funds if the Equity Funds were a regular corporation, and to the extent designated by the Equity Funds as so qualifying.  Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.  No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations.  These dividends, and any short-term capital gains, are taxable as ordinary income.

Under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" municipal bonds may be included in calculating the federal individual AMT or the federal AMT for corporations. Dividends of the
Intermediate Tax-Free Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities.
Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns. The Funds expect that only International Stock Fund will qualify for these Code provisions.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority.
State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS

Capital gains, when realized by the Funds, could result in an increase in distributions.  Capital losses could result in a decrease in distributions.  When a
Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

--------------------------------------------------------------------------------------
WHO MANAGES THE FUNDS?
--------------------------------------------------------------------------------------

BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are
"interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is 1000 North Water Street, Milwaukee, WI.  The Corporation comprises eleven portfolios and is the only investment company in the Fund Complex.  Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term.


As of October 1, 2003, the Funds' Board and Officers as a group owned less than 1%
of a Fund's outstanding shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past   Aggregate
Age                   Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held with                                      Corporation
Corporation                                              (past
Date Service Began                                       fiscal
                                                         year)

                      Principal Occupations:                       $0
John M. Blaser+       President, Marshall Funds, Inc.;
Age:  46              Vice President, M&I Trust,
PRESIDENT AND         M&I Investment Management
DIRECTOR              Corp.
Began serving: May
1999                  Previous Positions: Partner and
                      Chief Financial Officer, Artisan
                      Partners Limited Partnership.;
                      Chief Financial Officer and
                      Principal Administrative and
                      Finance Officer, Artisan Funds,
                      Inc.

                      Principal Occupations: President             $0
David W. Schulz+      and Director, M&I Investment
Age: 45               Management Corp.; Vice
DIRECTOR              President, M&I Trust.
Began serving: May
1999

+ Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with
M&I Investment Management Corp., the Fund's Adviser.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past   Aggregate
Age                   Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held                                           Corporation
with  Corporation                                        (past
Date Service Began                                       fiscal year)

John DeVincentis      Principal Occupations:                  $20,000
Age:  69              Independent Financial
--------------------  Consultant; Retired, formerly,
13821 12th Street     Senior Vice President of
Kenosha, WI           Finance, In-Sink-Erator Division
DIRECTOR              of Emerson Electric Corp.
Began serving:        (electrical products
October 1993          manufacturer).

Duane E. Dingmann     Principal Occupation: Retired;          $20,000
Age:  73              formerly President and owner,
--------------------  Trubilt Auto Body, Inc. and
1631 Harding Ave      Telephone Specialists, Inc.
Eau Claire, WI
DIRECTOR              Other Directorships Held: Class
Began serving:        B (nonbanking) Director, Ninth
March 1999            Federal Reserve District,
                      Minneapolis, MN.

James Mitchell        Principal Occupation: Chief             $20,000
Age: 56               Executive Officer, NOG, Inc.
--------------------  (metal processing and
2808 Range Line       consulting); Chairman, Ayrshire
Circle                Precision Engineering.
Mequon, WI            (precision machining)
DIRECTOR              Previous Positions: Group Vice
Began serving:        President, Citation Corporation;
March 1999            Chief Executive Officer,
                      Interstate Forging Industries.

Barbara J. Pope       Principal Occupation: President,        $20,000
Age:  55              Barbara J. Pope, P.C.,
--------------------  (financial consulting firm);
Suite 2285            President, Sedgwick Street Fund
115 South La Salle    LLC (private investment
Street                partnership)
Chicago, IL
DIRECTOR
Began serving:
March 1999

OFFICERS**

Name                    Principal Occupation(s) and Previous Positions
Age
Address
Positions Held with
Corporation
                        Principal Occupations: President, Marshall Funds,
John M. Blaser          Inc.; Vice President, M&I Trust, M&I
Age:  46                Investment Management Corp.
PRESIDENT
                        Previous Positions: Partner and Chief Financial
                        Officer, Artisan Partners Limited Partnership; Chief
                        Financial Officer and Principal Administrative and
                        Finance Officer, Artisan Funds, Inc.

John D. Boritzke        Principal Occupations: Vice President, M&I
----------------------- Investment Management Corp., M&I Trust.
Age:  47
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

William A. Frazier      Principal Occupations:  Vice President, M&I
Age:  48                Investment Management Corp., M&I Trust.
-----------------------
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

Brooke J. Billick       Principal Occupations: Vice President and Securities
Age:  49                Counsel, M&I Trust, M&I Investment Management
----------------------- Corp.
M&I Trust
1000 Water Street       Previous Position: Shareholder/partner, Gibbs, Roper,
Milwaukee, WI           Loots & Williams, S.C.
SECRETARY

Lori K. Hoch            Principal Occupations: Vice President and Securities
Age:  32                Counsel, M&I Trust, M&I Investment Management
----------------------- Corp.
M&I Trust
1000 Water Street       Previous Positions: Associate, Michael, Best &
Milwaukee, WI           Friedrich LLP; Associate, Quarles & Brady LLP.
ASSISTANT SECRETARY

Joseph P. Bree          Principal Occupations: Assistant Vice President and
Age:  30                Senior Financial Analyst, M&I Investment
----------------------- Management Corp.
M&I Investment
Management  Corp.       Previous Positions: Associate, Barclays Global
1000 Water Street       Investors; Associate, Strong Capital Management.
Milwaukee, WI
TREASURER

**Officers do not receive any compensation from the Corporation.
---------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year

Audit                         The Audit Committee reviews and                 Two
          John DeVincentis    recommends to the full Board the
          -----------------   independent auditors to be selected to
                              audit the Funds' financial statements;
          Duane E. Dingmann   meets with the independent auditors
                              periodically to review the results of the
          James Mitchell      audits and reports the results to the
                              full Board; evaluates the independence of
          Barbara J. Pope     the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              organizational structure, reporting
                              relationship, resources and
                              qualifications of senior management
                              personnel responsible for accounting and
                              financial reporting; reviews the
                              evaluations of the adequacy and
                              effectiveness of the Funds' system of
                              internal controls; investigates any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties; and performs any other
                              activity consistent with the Funds'
                              organizational documents as deemed
                              appropriate by the full Board or the
                              Audit Committee.

---------------------------------------------------------------------------------------

Board  ownership  of  shares  in the fund and in the  marshall  funds  family of
Investment companies AS OF DECEMBER 31, 2002

Interested            Fund Name             Dollar Range of                    Aggregate
Board Member Name    ------------------        Shares Owned              Dollar Range of
---------------------                            in Fund***     Shares Owned in Marshall
                                       --------------------                        Funds
                                                                    Family of Investment
                                                                               Companies
John M. Blaser       Equity Income         $50,001-$100,000                over $100,000
                     Mid-Cap G&I        $10,001-$50,000
                     Mid-Cap Value          $10,001-$50,000
                     Small-Cap Growth       $10,001-$50,000
                     ------------------    $50,001-$100,000
                     International          $10,001-$50,000
                     Stock
                     Intermediate Bond

David W. Schulz      Large-Cap G&I        over $100,000                over $100,000
                     Mid-Cap Growth        $50,001-$100,000

Independent
Board Member Name

John DeVincentis     Mid-Cap Growth              $1-$10,000                over $100,000
                     Mid-Cap Value          $10,001-$50,000
                     Small-Cap Growth       $10,001-$50,000
                     Money Market              over$100,000

Duane E. Dingmann    Equity Income               $1-$10,000              $10,001-$50,000
                     Large-Cap G&I           $1-$10,000
                     Mid-Cap Value               $1-$10,000
                     ------------------          $1-$10,000
                     Mid-Cap Growth

James Mitchell       Mid-Cap Value            over $100,000                over $100,000
                     Mid-Cap Growth         $10,001-$50,000
                     International            over $100,000
                     Stock                    over $100,000
                     Short-Term Income        over $100,000
                     Money Market

Barbara J. Pope      Large-Cap G&I           $1-$10,000             $50,001-$100,000
                     Mid-Cap Value          $10,001-$50,000
                     Mid-Cap Growth              $1-$10,000
                     Small-Cap Growth            $1-$10,000
                     Money Market          $50,001-$100,000

*** Dollar range of shares owned in any Fund that is not identified in this table is
"None."

ADVISER TO THE FUNDS

The Funds' investment adviser is M&I Investment Management Corp. (Adviser), a
Wisconsin corporation headquartered in Milwaukee, Wisconsin. The Adviser conducts investment research and makes investment decisions for the Funds.  The Adviser provides investment management services for investment companies, financial institutions, individuals, corporations and not-for-profit organizations, and is registered as an investment adviser with the SEC. The Adviser is a wholly-owned subsidiary of Marshall & Ilsley Corporation (M&I Corp.), a bank holding company headquartered in Milwaukee, Wisconsin, with approximately $34 billion in assets.  The Adviser shall not be liable to the Corporation, the Funds, or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser may have with an issuer.

SUB-ADVISER TO INTERNATIONAL STOCK FUND

BPI Global Asset Management LLP (BPI) is the Sub-Adviser to the International Stock
Fund. It is the Adviser's responsibility to select a Sub-Adviser for the
International Stock Fund that has distinguished itself in its area of expertise in asset management and to review the Sub-Adviser's performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter monitoring BPI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with
BPI. In evaluating BPI, the Adviser considers, among other factors, BPI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications.
The Adviser has responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the Corporation's Board whether
BPI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Board regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the
International Stock Fund, except those operations contracted to BPI, the custodian, the transfer agent and the administrator. Although BPI's activities are subject to oversight by the Board and officers of the Corporation, neither the Board, the officers, nor the Adviser evaluates the investment merits of BPI's individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the International Stock Fund, subject to the International
Stock Fund's investment goal, policies and limitations. For its services under the subadvisory contract, the Sub-Adviser receives a fee at the annual rate of 0.40% of the International Stock Fund's average daily net assets. The Sub-Adviser is paid by the Adviser and not by the International Stock Fund. However, BPI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the Adviser. BPI, headquartered in Orlando, Florida, provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located principally in
Canada and the United States, and is an investment adviser registered with the SEC.
BPI is a Delaware limited liability partnership between CI Global Holdings USA, Inc.
(CI Holdings USA) as a 51% partner, and JBS Advisors, Inc. (JBS) as a 49% partner.
CI Holdings USA is a wholly-owned subsidiary of CI Global Holdings, Inc., which is a wholly-owned subsidiary of CI Mutual Funds, Inc. CI Mutual Funds, Inc. is a
wholly-owned subsidiary of CI Fund Management, Inc., a publicly-traded company located in Toronto, Ontario, Canada.  JBS is owned by BPI's portfolio managers and its President.

For the fiscal years ended August 31, 2003, 2002 and 2001, the Adviser paid BPI
$1,152,141, $1,329,122 and $1,692,365, respectively.

BOARD REVIEW OF ADVISORY AND SUBADVISORY CONTRACTS


As required by the 1940 Act, the Corporation's Board has reviewed the investment advisory contract and subadvisory contract on behalf of the Funds.  The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.  The Board bases its ultimate decisions to approve advisory and subadvisory contracts on the totality of the circumstances and factors the Board deems relevant, and with a view to past and future long-term considerations. During its review of these contracts, the Board considered many factors, among the most material of which are: the investment objectives and long term performance of the Funds; the management philosophy, personnel, and processes used by the Adviser and the Sub-Adviser; the preferences and expectations of the Funds'
shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Fund and its shareholders by the Adviser's affiliates in addition to investment advisory services.

In assessing the Adviser's and Sub-Adviser's performance of their obligations, the
Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the
Board was mindful of the potential disruptions of the operations of the Funds and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract.  In particular, the Board recognizes that the determination by M&I Trust of the appropriateness of the Funds for the investment of fiduciary assets as well as the decisions by the Funds' retail and institutional shareholders to invest in the Funds are based on the strength of the
Adviser's industry standing and reputation and on the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Funds by other entities in the
M&I organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Funds; the profitability to the Adviser of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Corporation's Board is aware of these factors and takes them into account in its review of the Funds' advisory and subadvisory contracts.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and M&I
Trust on matters relating to the Funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser and its affiliates.  The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the meetings at which the Board's formal review of the advisory and subadvisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory and subadvisory contract is informed by reports covering such matters as: the investment philosophy, personnel, and processes utilized by the Adviser and Sub-Adviser; the short- and long-term performance of the Funds (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Funds' expenses
(including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Adviser and the services providers that service the Funds; and relevant developments in the mutual fund industry and how the Funds and/or its service providers are responding to them.

The Board also receives financial information about the Adviser and its affiliates, including reports on the compensation and benefits the Adviser and its affiliates derive from their relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser's affiliate,
M&I Trust, for providing other services to the Funds under separate contracts
(e.g., for serving as the Funds' administrator, custodian and shareholder services agent).  The reports also discuss any indirect benefit the Adviser may derive from its receipt of research services from brokers who execute fund trades.

BROKERAGE TRANSACTIONS

The Adviser and/or BPI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund, the Adviser, or BPI and may include: advice as to the advisability of investing in securities;
security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser, BPI, and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser and BPI in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, BPI, or their affiliates might otherwise have paid, it would tend to reduce their expenses.

During the fiscal year ended August 31, 2003, aggregate total commissions with brokers to whom transactions were directed based on brokerage and research services provided were $2,180,907 on transaction with an aggregate principal value of $915,769,848.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in a manner that, in the best judgment of the Adviser, is in the best economic interests of the Adviser's clients with respect to the potential economic return on the clients' investments.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities;
and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On routine matters, generally the Adviser will vote for proposals to: approve independent auditors; election of directors in uncontested elections; increases in authorized common shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action; share repurchase programs that institute or renew open market share repurchase programs in which all shareholders may participate on equal terms.

On matters of corporate  governance,  generally the Adviser will vote for proposals to:
permit a simple  majority of  shareholders  to approve  acquisitions  of a  controlling interest of issuers;  eliminate classified or staggered boards of directors;  eliminate cumulative  voting and  preemptive  rights;  and proposals to opt-out of state takeover statutes.  The Adviser  will  generally  vote  against the  adoption of  super-majority voting  provisions  that  require  greater than a  two-thirds  shareholder  approval to change the corporate  charter or bylaws or to approve  mergers and  acquisitions;  fair price  amendments  that are linked to a  super-majority  provision  and do not permit a takeover unless an arbitrary fair price is offered to all shareholders;  proposals that would create different classes of stock with unequal voting rights,  such as dual class exchange  offers  and dual class  recapitalizations;  and  proposals  that do not allow replacement of existing members of the board of directors.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution and other compensation plans that are consistent with standard business practices; and against proposals that would permit, for example, the repricing of outstanding options without substantial justification.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The
Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election, even if such a vote may be contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.

Proxy Voting Procedures
The Adviser has appointed a Proxy Officer who has the authority to direct the vote on proposals that require case-by-case determinations or where there has been a recommendation not to vote in accordance with a predetermined policy.  The Proxy
Officer reports to the Trust Investment Committee of the established a Proxy Voting
Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.

In the event that a portfolio manager of the Adviser concludes that the interests of a
Fund requires that a proxy be voted on a proposal in a manner that differs from the voting guidelines proxy voting guidelines, the manager may request that the Proxy
Officer consider voting on the proposal other than according to the guidelines, provided that the request accompanied by a written explanation of the reasons for the request and a description of any relationship with the party proposing the matter to the shareholders.  Upon such a request, the Proxy Officer may vary from the voting guidelines if the officer determines that voting on the proposal according to the guidelines would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interests of the client.
In determining the vote on any proposal pursuant to such a request, the Proxy Officer shall not consider any benefit other than the best interests of the client.

The Adviser's proxy voting procedures permit the Trust Investment Committee to develop and revise further procedures to assist the Adviser in the voting of proxies, which may include the use of a third party vendor to purposes of recommendations on particular shareholder votes being solicited or for the voting of proxies, or to override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser addresses potential material conflicts of interest by having a predetermined voting policy.  For those proposals that require case-by-case determinations, or in instances where special circumstances may require varying from the predetermined policy, the Proxy Officer will determine the vote in the best interests of the Adviser's clients, without consideration of any benefit to the
Adviser, its affiliates, its employees, its other clients, customers, service providers or any other party.


Code of Ethics Restrictions on Personal Trading

As required by the SEC's rules, the Funds, their Adviser, Sub-Adviser and their
Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.
Although they do permit these people to trade in securities, including those that the
Funds could buy, they also contain significant safeguards designed to protect the
Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR

M&I Trust is the administrator of the Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the aggregate Funds' average daily net assets (ADNA) as follows:

      ------------------------------------------
      Maximum Fee                 Funds' ADNA
      ------------------------------------------
      ------------------------------------------
      0.10%                 on the first $250
                                      million
      ------------------------------------------
      ------------------------------------------
      0.095%         on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.08%          on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.06%          on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.04%          on the next $500 million
      ------------------------------------------
      ------------------------------------------
      0.02%            on assets in excess of
                                 $1.5 billion
      ------------------------------------------

The administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the sub-administrator will be paid by the administrator.

The functions performed by the administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Corporation's governing documents, minutes of Board meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the
  Corporation's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o preparation, negotiation and administration of contracts on behalf of a Fund;

o supervision of the preparation of financial reports;

o preparation and filing of federal and state tax returns;

o assistance with the design, development and operation of a Fund; and

o providing advice to the Funds and Corporation's Board.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records.  For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.  The fee is based on the level of the Funds' average net assets for the period plus out-of-pocket expenses.

The transfer agent may employ third parties, including M&I Trust, to provide sub-accounting and sub-transfer agency services.  In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.

CUSTODIAN

M&I Trust, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Funds.  For its services as custodian, M&I Trust receives an annual fee, payable monthly, based on a percentage of a Fund's average aggregate daily net assets.

INDEPENDENT AUDITORS

The independent auditor for the Funds, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES

---------------------------------------------------------------------------------------------------------------------------
Fund                   Advisory Fee Paid/               Brokerage Commissions Paid           Administrative Fee Paid
                      Advisory Fee Waived
                                                    -----------------------------------------------------------------------
             --------------------------------------------------------------------------------------------------------------
                   For the fiscal year ended             For the fiscal year ended          For the fiscal year ended
                           August 31                             August 31                          August 31
             --------------------------------------------------------------------------------------------------------------
             --------------------------------------------------------------------------------------------------------------
                 2003         2002         2001         2003        2002       2001        2003        2002        2001
             --------------------------------------------------------------------------------------------------------------
Equity       $2,478,700/  $2,872,655/   $3,235,950/ $706,615     $721,730   $1,036,115  $326,469    $376,369    $412,653
Income Fund  $0           $0            $0

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Large-Cap    $1,862,454/$0$2,639,560/   $3,303,427/ $650,894     $550,330   $539,273    $248,138    $346,844    $420,778
Growth                    $0            $0
&
Income Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap      $1,649,924/$0$1,566,354/   $982,930/   $413,548     $470,890   $472,033    $219,889    $208,827    $123,211
Value Fund                $0            $0
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap      $1,555,284/$0$2,175,526/   $2,993,863/ $1,037,203   $1,215,322 $581,589    $207,371    $287,817    $381,328
Growth Fund               $0            $0

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Small-Cap    $789,737/    $1,054,601/   $1,110,283/ $1,476,748   $1,067,771 $419,663    $78,974     $105,460    $105,181
Growth Fund  $0           $0            $0
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
International$2,880,327/$7$3,323,055/   $4,231,619/ $1,791,964   $1,210,489 $2,779,580  $286,128    $328,190    $397,420
Stock Fund                $70,000       $69,950
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Government   $2,864,544/$3$2,845,707/   $2,816,490/ N/A          N/A        N/A         $375,342    $372,956    $359,874
Income Fund               $379,428      $375,532

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Intermediate $3,857,879/$3$3,784,225/   $3,786,559/ N/A          N/A        N/A         $601,884    $592,063    $582,362
Bond Fund                 $378,422      $378,656

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Intermediate $646,865/    $623,743/     $574,985/   N/A          N/A        N/A         $107,811    $103,957    $95,161
Tax-Free     $291,089     $280,684      $258,743
Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Short-Term   $795,059/    $754,851/     $743,887/   N/A          N/A        N/A         $132,510    $125,808    $123,125
Income Fund  $450,534     $427,749      $421,536
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Money        $4,801,790/$9$4,597,139/   $3,734,926/ N/A          N/A        N/A         $1,377,739  $1,350,452  $1,256,944
Market Fund               $1,098,213    $1,244,975
---------------------------------------------------------------------------------------------------------------------------
N/A - Not applicable

For the fiscal year ended August 31, 2003

--------------------------------------------------
Fund                            Shareholder
                               Services Fee/
                                Shareholder
                               Services Fee
                                  Waived
--------------------------------------------------
--------------------------------------------------
Equity Income Fund              $814,942/$0

--------------------------------------------------
--------------------------------------------------
Large-Cap Growth &          $608,211/$0
Income Fund
--------------------------------------------------
--------------------------------------------------
Mid-Cap Value Fund              $539,427/$0
--------------------------------------------------
--------------------------------------------------
Mid-Cap Growth Fund             $511,321/$0
--------------------------------------------------
--------------------------------------------------
Small-Cap Growth Fund           $190,646/$0
--------------------------------------------------
--------------------------------------------------
International Stock Fund        $461,213/$0
--------------------------------------------------
--------------------------------------------------
Government Income Fund       $944,003/$868,482
--------------------------------------------------
--------------------------------------------------
Intermediate Bond Fund      $1,595,262/$1,467,641
--------------------------------------------------
--------------------------------------------------
Intermediate     Tax-Free    $269,527/$247,965
Fund
--------------------------------------------------
--------------------------------------------------
Short-Term Income Fund       $327,687/$301,472
--------------------------------------------------
--------------------------------------------------
Money Market Fund              $4,989,384/$0
--------------------------------------------------

--------------------------------------------------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?
--------------------------------------------------------------------------------------

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds.  The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.  The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily.  Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with
$1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

The quoted performance data for the Small-Cap Growth Fund includes the performance of a predecessor collective trust fund for periods before the Fund's registration statement became effective on August 30, 1996, as adjusted to reflect the Fund's expenses. The collective trust fund was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

YIELD (ALL FUNDS) AND TAX-EQUIVALENT YIELD (INTERMEDIATE TAX-FREE FUND ONLY)

The Money Market Fund calculates the yield for the Investor Class of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:
o     determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o     dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o     multiplying the base period return by 365/7.

The Money Market Fund's yield for the Investor Class of Shares for the seven-day period ended August 31, 2003, was 0.70%.
The yield for the other Funds' shares is calculated by dividing: (i) the net investment income per share earned by a Fund's shares over a 30-day period; by (ii)
the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax equivalent yield for Intermediate Tax-Free Fund shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield for the Funds and in the case of the Intermediate Tax-Free Fund, the tax-equivalent yield do not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Intermediate Tax-Free Fund's tax-equivalent yield for the 30-day period ended
August 31, 2003 was 4.45%.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

EFFECTIVE YIELD (MONEY MARKET FUND ONLY)

The Money Market Fund's effective yield for the Investor Class of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Money Market Fund's effective yield for the Investor Class of Shares for the seven-day period ended August 31, 2003, was 0.71%.

      ----------------------------------------------------------------------------------
      Fund                  Average Annual Total Return                 Yield
                      for the following periods ended August        for the 30-day
                                     31, 2003                    period ended August
                                                                       31, 2003
                     -------------------------------------------------------------------
                     -------------------------------------------------------------------
                             Investor Class of Shares             The Investor Class
                                     One Year                         of Shares
                                     Five Year
                                     Ten Year
                                  Since Inception
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
                     Return          Return      Return After
                     Before           after        Taxes on
                     Taxes          Taxes on     Distributions
                                   Distributions  and Sale of
                                                  Fund Shares
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Equity         5.56%         4.91%         3.55%           1.88%
      Income Fund    3.10%         1.39%         1.79%
                     --            --            --
                     8.25%(a)      6.27%(a)      6.10%(a)
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Large-Cap      7.11%         7.03%         4.61%           0.16%
      Growth         0.07%         (0.61)%       (0.01)%
      &          6.22%         4.84%         4.83%
      Income Fund    --            --            --
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Mid-Cap        17.63%        17.57%        11.45%          0.08%
      Value Fund     13.55%        11.15%        10.58%
                     --            --            --
                     12.05%(a)     9.17%(a)      8.90%(a)
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Mid-Cap        24.27%        24.27%        15.78%          N/A
      Growth Fund    7.97%         5.62%         6.04%
                     --            --            --
                     8.96%(a)      6.71%(a)      6.78%(a)
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Small-Cap      35.20%        35.20%        22.88%          N/A
      Growth Fund    8.01%         7.07%         6.63%
                     --            --            --
                     12.35%(b)     9.06%(b)      8.85%(b)
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      International  7.63%         7.63%         4.96%           N/A
      Stock Fund     1.48%         0.28%         0.89%
                     --            --            --
                     3.56%(c)      2.55%(c)      2.69%(c)
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Government     2.45%         1.10%         1.54%           2.46%
      Income Fund    5.30%         3.13%         3.15%
                     5.68%         3.16%         3.23%
                     --            --            --
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Intermediate   5.10%         3.34%         3.24%           2.98%
      Bond Fund      5.48%         3.21%         3.24%
                     5.35%         2.84%         2.94%
                     --            --            --
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Intermediate   2.95%         2.95%         3.20%           2.89%
      Tax-Free       4.60%         4.56%         4.50%
      Fund           --            --            --
                     4.80%(d)      4.78%(d)      4.71%(d)
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Short-Term     3.22%         1.65%         2.03%           2.35%
      Income Fund    5.01%         2.79%         2.88%
                     5.18%         2.86%         2.94%
                     --            --            --
      ----------------------------------------------------------------------------------
      ----------------------------------------------------------------------------------
      Money          1.05%         N/A           N/A             0.71%
      Market Fund    3.83%
                     4.43%
                     --
      ----------------------------------------------------------------------------------
      a) September 30, 1993
b)    November 1, 1995
c)    September 1, 1994
d)    February 1, 1994

TAX-EQUIVALENCY TABLE

Set forth below is a sample tax-equivalency table that the Intermediate Tax-Free
Fund may use in advertising and sales literature.  This table is for illustrative purposes only and is not representative of past or future performance of the Fund.
The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax* and is often free from state and local taxes as well.  However, some of the Fund's income may be subject to the federal AMT and state and/or local taxes.


                                 TAX EQUIVALENCY TABLE

                           TAXABLE YIELD EQUIVALENT FOR 2003
                               MULTISTATE MUNICIPAL FUND

------------  ----------- ---------  ---------- -----------  -----------  -----------
    TAX
 BRACKET:
  FEDERAL         10.00%    15.00%      25.00%      28.00%       33.00%       35.00%

------------  ----------- ---------  ---------- -----------  -----------  -----------
------------  ----------- ---------  ---------- -----------  -----------  -----------
   JOINT              $0-  $14,001 -   $56,801-   $114.651 -   $174,701 -       OVER
  RETURN:        $14,000   $56,800    $114,650    $174,700     $311,950     $311,950

  SINGLE              $0-   $7,001 -   $28,401-    $68,801 -   $143,501 -       OVER
  RETURN:         $7,000   $28,400     $68,800    $143,500     $311,950     $311,950

------------  ----------- ---------  ---------- -----------  -----------  -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ---------  ---------- ------------ -----------  -----------
------------  ----------- ---------  ---------- ------------ -----------  -----------
      0.50%        0.56%     0.59%       0.67%        0.69%       0.75%        0.77%
      1.00%        1.11%     1.18%       1.33%        1.39%       1.49%        1.54%
      1.50%        1.67%     1.76%       2.00%        2.08%       2.24%        2.31%
      2.00%        2.22%     2.35%       2.67%        2.78%       2.99%        3.08%
      2.50%        2.78%     2.94%       3.33%        3.47%       3.73%        3.85%
      3.00%        3.33%     3.53%       4.00%        4.17%       4.48%        4.62%
      3.50%        3.89%     4.12%       4.67%        4.86%       5.22%        5.38%
      4.00%        4.44%     4.71%       5.33%        5.56%       5.97%        6.15%
      4.50%        5.00%     5.29%       6.00%        6.25%       6.72%        6.92%
      5.00%        5.56%     5.88%       6.67%        6.94%       7.46%        7.69%
      5.50%        6.11%     6.47%       7.33%        7.64%       8.21%        8.46%
      6.00%        6.67%     7.06%       8.00%        8.33%       8.96%        9.23%
      6.50%        7.22%     7.65%       8.67%        9.03%       9.70%       10.00%
      7.00%        7.78%     8.24%       9.33%        9.72%      10.45%       10.77%
      7.50%        8.33%     8.82%      10.00%       10.42%      11.19%       11.54%
      8.00%        8.89%     9.41%      10.67%       11.11%      11.94%       12.31%
      8.50%        9.44%    10.00%      11.33%       11.81%      12.69%       13.08%
      9.00%       10.00%    10.59%      12.00%       12.50%      13.43%       13.85%
      9.50%       10.56%    11.18%      12.67%       13.19%      14.18%       14.62%
     10.00%       11.11%    11.76%      13.33%       13.89%      14.93%       15.38%
     10.50%       11.67%    12.35%      14.00%       14.58%      15.67%       16.15%
     11.00%       12.22%    12.94%      14.67%       15.28%      16.42%       16.92%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

------------  ----------- ---------  ---------- -----------  -----------  -----------
TAX RATES:
  FEDERAL          10.0%     15.0%       25.0%       28.0%        33.0%        35.0%
   STATE           0.00%     0.00%       0.00%       0.00%        0.00%        0.00%

 COMBINED         10.00%    15.00%      25.00%      28.00%       33.00%       35.00%

  FACTOR         1.11111   1.17647     1.33333     1.38889      1.49254      1.53846

The chart above is for illustrative purposes only.  It is not an indicator of past or future performance of Fund shares.
*Some portion of the Intermediate Tax-Free Fund's income may be subject to the federal AMT and state and local income taxes.

--------------------------------------------------------------------------------------
PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------------

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;
o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment
  Company Institute (ICI).

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Funds may quote information from sources the Funds believe are reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance.  When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.  The financial publications and/or indices which the Funds' use in advertising may include:
o     Morgan Stanley Capital International Europe, Australasia and Far East Index
          (EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices.
          EAFE performance data is calculated in U.S. dollars and in local currency.
o     Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

o     Consumer Price Index is generally considered to be a measure of inflation.

o     Dow Jones Industrial Average (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

o     Standard & Poor's Daily Stock Price Index Of 500 Common Stocks, a composite index of common stocks in industry, transportation, financial and public utility companies. The Standard & Poor's Index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o     Standard & Poor's Ratings Group Small Stock Index is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

o     Russell 1000 Growth Index consists of those Russell 1000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

o     Russell 1000 Value Index consists of those Russell 1000 securities with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit low price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than companies included within the Russell 1000 Growth Index.

o     Russell 2000 Index is a broadly diversified index consisting of approximately
          2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

o     Russell Midcap Growth Index is a broadly diversified index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

o     Russell Midcap Value Index is a broadly diversified index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

o     Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
          Nasdaq-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o     Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used.
          Rates are subject to change at any time specified by the institution.

o     iMoneyNet, Inc.'s Money Fund ReportTM  publishes annualized yields of over 300 taxable money market funds on a weekly basis, and through its Money Market
          Insight publication reports monthly and 12 month-to-date investment results for the same money funds.

o     The S&P/BARRA Value Index (Large-Cap) and the S&P/BARRA Growth Index
          (Large-Cap)  are constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500
          Index into value stocks and growth stocks.  The S&P/BARRA Growth and
          S&P/BARRA Value Indices are constructed by dividing the stocks in the
          S&P 500 Index according to their price-to-book ratios.  The
          S&P/BARRA Growth Index, contains companies with higher
          price-to-earnings ratios, low dividends yields, and high earnings growth
          (concentrated in electronics, computers, health care and drugs).  The
          S&P/BARRA Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index.  These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors).  The S&P/BARRA Value and S&P/BARRA
          Growth Indices are capitalization-weighted and rebalanced semi-annually.
          Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

o     The S&P/BARRA Value Index (Mid-Cap) and the S&P/BARRA Growth Index
          (Mid-Cap) are designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and BARRA,
          Inc. cooperate to employ a price-to-book value calculation, whereby the market capitalization of an index (S&P 500, S&P MidCap 400, S&P
          SmallCap 600) is divided equally between growth and value. Companies in each
          U.S. index are split into two groups based on price-to-book ratios to create growth and value indices. The S&P/BARRA Value Index contains companies with lower price-to-book ratios, while the S&P/BARRA Growth Index contains those with higher ratios. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

o     Standard & Poor's Midcap 400 Stock Price Index, a composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial and public utility companies. The Standard & Poor's Midcap 400 Stock Price Index assumes reinvestment of all dividends paid by stocks listed on the index.  Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o     Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term
          U.S. government securities with maturities between 1 and 2.99 years.  The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o     Merrill Lynch Corporate Master  Index is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better.  These quality parameters are based on the composites of ratings assigned by
          S& P's and Moody's.  Only bonds with a minimum maturity of one year are included.

o     Merrill Lynch 1-Year Treasury Bill Index is comprised of the most recently issued one-year U.S. Treasury bills. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

o     Merrill Lynch Corporate A-Rated (1-3 Year) Bond Index is a universe of corporate bonds and notes with maturities between 1-3 years and rated A3 or higher.

o     The Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market.  The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

o     Lehman Brothers Government/Credit (Total) Index is comprised of approximately
          5,000 issues which include:  non-convertible bonds publicly issued by the
          U.S. government or its agencies; corporate bonds guaranteed by the U.S.
          government and quasi-federal corporation; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance.  The average maturity of these bonds approximates nine years.
          Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

o     Lehman Brothers Intermediate Government/Credit Bond Index is a universe of government and corporate bonds rated BBB or higher with maturities between
          1-10 years.

o     Lehman Brothers Mortgage-Backed Securities Index is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage
          Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC), and Federal
          National Mortgage Association (FNMA).

o     Lehman Brothers Five-Year State General Obligations Bonds is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

o     The Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics.  The index represents data aggregated by mortgage pool and coupon within a given sector.  A market weighted portfolio is constructed considering all newly created pools and coupons.

Investors may also consult the fund evaluation consulting universes listed below.
Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation and mutual funds.
o     Fiduciary Consulting Grid Universe, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

o     SEI DataBase for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six and twelve months.

o     Mercer Meidinger, Inc. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three and five year basis.

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ECONOMIC AND MARKET INFORMATION
--------------------------------------------------------------------------------------

Advertising and sales literature for a Fund may include discussions of economic, financial, and political developments and their effect on the securities market.
Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the ICI. For example, according to the ICI, 49.6%
of American households are pursuing their financial goals through mutual funds (as of May 2002). These investors, as well as businesses and institutions, have entrusted over $6.97 trillion to the more than 8246 mutual funds available (as of
August 2003.

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FINANCIAL STATEMENTS
--------------------------------------------------------------------------------------

The financial statements for the fiscal year ended August 31, 2003, are incorporated herein by reference from the Funds' Investor Class of Shares Annual Report dated
August 31, 2003 (for the fiscal year ended August 31, 2003) and the Semi-Annual
Report dated February 28, 2003 (for the semi-annual period ended February 28,
2003).  (File Nos. 33-48907 and 811-7047).  A copy of the Annual Report and the
Semi-Annual Report for a Fund may be obtained without charge by contacting MIS at the address located on the back cover of the SAI or by calling MIS at 1-414-287-8555 or 1-800-580-FUND (3863).

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APPENDIX
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STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR--Not rated by Moody's.

FITCH RATINGS LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection;
broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH RATINGS SHORT-TERM RATINGS

F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+
and F-1 categories.

STANDARD AND POOR'S MUNICIPAL BOND RATINGS

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

NR -- NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE MUNICIPAL BOND RATINGS

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR -- Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classification of Aa and A in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S MUNICIPAL NOTE RATINGS

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+)
designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM DEBT RATINGS

MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

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ADDRESSES
--------------------------------------------------------------------------------------
Marshall Equity Income Fund
Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund
Marshall Government Income Fund
Marshall Intermediate Bond Fund
Marshall Intermediate Tax-Free Fund
Marshall Short-Term Income Fund
Marshall Money Market Fund
                                                1000 North Water Street
                                                P.O. Box 1348
                                                Milwaukee, Wisconsin 53201-1348

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Distributor
            Edgewood Services, Inc.             5800 Corporate Drive
                                                Pittsburgh, PA 15237-7002

Adviser to all Funds
            M&I Investment Management Corp. 1000 North Water Street
                                                Milwaukee, Wisconsin 53202

Sub-Adviser to Marshall International Stock Fund
            BPI Global Asset Management LLP     1900 Summit Tower Boulevard
            .                                   Suite 450
                                                Orlando, Florida 32810

Custodian
            Marshall & Ilsley Trust Company N.A.  1000 North Water Street
                                                Milwaukee, Wisconsin 53202

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Transfer Agent, Dividend Disbursing Agent and
       Portfolio Accounting Services
            Federated Services Company          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------------

Shareholder Servicing Agent
Marshall Investor Services, a division of       P.O. Box 1348
            Marshall & Ilsley Trust Company N.A.  Milwaukee, Wisconsin 53201-1348

Legal Counsel
            Bell, Boyd & Lloyd LLC          Three First National Plaza
                                                70 West Madison Street, Suite 3300
                                                Chicago, IL 60602-4207

--------------------------------------------------------------------------------------

Independent Auditors
            Ernst & Young LLP               200 Clarendon Street
                                                Boston, MA 02116-5072

Marshall Investor Services
1000 North Water Street
Milwaukee, Wisconsin 53202
414-287-8555 or 800-236-FUND (3863)
TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Internet address: http:www.marshallfunds.com

[Logo of Marshall Funds]

The Marshall Funds Family

Investment Information and Prospectus

The Advisor Class of Shares

(Class A)

  Marshall Equity Income Fund
  Marshall Large-Cap Growth & Income Fund
  Marshall Mid-Cap Value Fund
  Marshall Mid-Cap Growth Fund
  Marshall Small-Cap Growth Fund
  Marshall International Stock Fund
  Marshall Government Income Fund
  Marshall Intermediate Bond Fund
  Marshall Short-Term Income Fund
  Marshall Money Market Fund


OCTOBER 31, 2003


[Logo of Marshall Funds]

Our Statement of Qualification

Our tradition of excellence has been earned by engaging competent investment professionals to apply a stable proven investment philosophy to assist our clients in meeting their financial objectives

A Tradition of Excellence: A tradition of excellence is a claim a corporate culture can make if it has exceeded client expectations for over 150 years. Our tradition began with the founding of Marshall & Ilsley Bank in 1847, continued with the establishment of Marshall & Ilsley Trust operations in 1923, and exists today with a focused approach to investment management from M&I Investment Management Corp., since 1973.


M&I Investment Management Corp., a registered investment adviser, holds the distinction of being one of the first bank-sponsored investment firms in the nation and manages more than $14.5 billion in individual and institutional accounts in many forms and sizes.


Competency: Competency comes from setting a standard that only highly-qualified investment professionals can adequately and creatively serve the depth and breadth of our clients’ financial needs.That standard requires the hiring, training and continual development of individuals motivated to reach and maintain those high standards. M&I’s investment management teams are dominated by Chartered Financial Analysts with significant years of experience in the investment industry.

Stability: Stability comes from a lot more than the brick and mortar of over 250 company locations where you can meet face-to-face with our financial representatives. It comes from our high standards of professional service and our unchanging approach to how investment goals should be achieved.

A Proven Investment Philosophy: A proven investment philosophy is developed over time, and does not shift with the changing fashions of the market. It is based on sound investment principals and executed on an ongoing basis by seasoned experts with the latest investment tools and research available to the marketplace.We apply consistent approaches that have been successful in the long-term even if the financial objective is in the short-term.

As with most professional services, your decision to work with us will most likely focus on the people, process, performance and price of your service provider. Please take a moment to learn more about how M&I Investment Management Corp. can best serve you.

Not FDIC Insured	No Bank Guarantee	May Lose Value


Not part of the Prospectus


[Logo of Marshall Funds]

Advisor Class of Shares

(Class A Shares)

Risk/Return Summary	2
• Equity Funds
Marshall Equity Income Fund	3
Marshall Large-Cap Growth & Income Fund	4
Marshall Mid-Cap Value Fund	5
Marshall Mid-Cap Growth Fund	6
Marshall Small-Cap Growth Fund	7
Marshall International Stock Fund	8

• Income Funds
Marshall Government Income Fund	9
Marshall Intermediate Bond Fund	10
Marshall Short-Term Income Fund	11

• Money Market Fund
Marshall Money Market Fund	12

Fees and Expenses of the Funds	13

Main Risks of Investing in the Marshall Funds	14

Securities Descriptions	17

Investment Techniques	20

How to Buy Shares	21

How to Redeem and Exchange Shares	24

Account and Share Information	26

Marshall Funds, Inc. Information	28

Financial Highlights	34

Shares of the Marshall Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


Prospectus


October 31, 2003


Risk/Return Summary

The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).

Risk/Return Summary of Mutual Funds

Equity Funds

Marshall Equity Income Fund
Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund

Income Funds

Marshall Government Income Fund
Marshall Intermediate Bond Fund
Marshall Short-Term Income Fund

Money Market Fund

Marshall Money Market Fund

Principal Risks of the Funds

	Stock			Foreign	Company	Debt	Asset/Mortgage
	Market	Sector	Style	Securities/Euro	Size	Securities	Backed Securities
	Risks	Risks	Risks	Risks	Risks	Risks	Risks

Marshall Equity Income Fund	X	X	X

Marshall Large-Cap
Growth & Income Fund	X	X	X

Marshall Mid-Cap Value Fund	X	X	X		X

Marshall Mid-Cap Growth Fund	X	X	X		X

Marshall Small-Cap Growth Fund	X	X	X		X

Marshall International Stock Fund	X	X	X	X

Marshall Government Income Fund						X	X

Marshall Intermediate Bond Fund						X	X

Marshall Short-Term Income Fund						X	X

Marshall Money Market Fund						X	X

A complete description of these risks can be found in the “Main Risks of Investing in the Marshall Funds” section.

Equity Funds

Marshall Equity Income Fund

Goal: To provide capital appreciation and above-average dividend income.


Strategy: Fund assets are invested in a broadly-diversified portfolio of common stocks of large-sized companies similar in size to those within the Standard & Poor’s 500 Index (S&P 500). In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue a yield at least 1% more than the income earned on the stocks in the S&P 500. The Adviser selects stocks using a unique, quantitative, value-oriented approach that uses dividends as the initial guide to competitive long-term returns with less volatility.

Annual Total Returns (calendar years 1999-2002)

Total Returns
Best quarter	(2Q99)	11.45%
Worst quarter	(3Q02)	(17.64)%
Year-to-date	(3Q03)	8.52%

Average Annual Total Returns through 12/31/02*

		Since 12/31/98
	1 Year	inception

Fund:

Return Before Taxes	(19.82)%	(4.38)%

Return After Taxes on
Distributions**	(20.22)%	(5.82)%

Return After Taxes on
Distributions and Sale
of Fund Shares**	(12.16)%	(3.90)%

LEIFI	(16.43)%	(2.95)%

S&P 500	(22.10)%	(6.78)%

*The table shows the Fund’s average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lipper Equity Income Funds Index (LEIFI), which is an index of funds with similar investment objectives, and the S&P 500, a broad-based market index. The S&P 500 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes of Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


As with all mutual funds, past performance is no guarantee of future results. The bar charts of the Marshall Funds do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Marshall Large-Cap Growth & Income Fund

Goal: To provide capital appreciation and income.


Strategy: The Fund invests at least 80% of its assets in common stocks of large-sized companies similar in size to those within the S&P 500. The Adviser looks for companies that are leaders in their industry and have records of above-average financial performance and proven superior management. These types of companies typically offer opportunities for growth and also provide dividend income.

Annual Total Returns (calendar years 1999-2002)

Total Returns
Best quarter	(4Q99)	13.46%
Worst quarter	(3Q02)	(17.85)%
Year-to-date	(3Q03)	12.17%

Average Annual Total Returns through 12/31/02*

		Since 12/31/98
	1 Year	inception

Fund:

Return Before Taxes	(31.57)%	(10.66)%

Return After Taxes on
Distributions**	(31.58)%	(11.17)%

Return After Taxes on
Distributions and Sale
of Fund Shares**	(19.38)%	(8.03)%

LLCCFI	(21.23)%	(6.66)%

S&P 500	(22.10)%	(6.78)%

*The table shows the Fund’s average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lipper Large-Cap Core Funds Index (LLCCFI), which is an index of funds with similar investment objectives, and the S&P 500, a broad-based market index. The S&P 500 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes of Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results. The bar charts of the Marshall Funds do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Marshall Mid-Cap Value Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in value-oriented common stocks of medium-sized companies similar in size to those within the Russell Mid-Cap Value Index (RMCVI).* The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

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Annual Total Returns (calendar years 1999-2002)

Total Returns
Best quarter	(4Q01)	19.16%
Worst quarter	(3Q02)	(16.61)%
Year-to-date	(3Q03)	17.30%

Average Annual Total Returns through 12/31/02**

		Since 12/31/98
	1 Year	inception

Fund:

Return Before Taxes	(16.70)%	6.83%

Return After Taxes on
Distributions***	(16.73)%	4.50%

Return After Taxes on
Distributions and Sale
of Fund Shares***	(10.25)%	4.87%

LMCVFI	(14.66)%	3.05%

RMCVI	(9.64)%	2.43%

S&P 400	(14.50)%	3.46%

*Prior to January 1, 2003, the capitalization range of companies in which the Fund invested was similar to those within the Standard & Poor’s Mid-Cap 400 Index (S&P 400).

**The table shows the Fund’s average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lipper Mid-Cap Value Funds Index (LMCVFI), which is an index of funds with similar investment objectives, the RMCVI and the S&P 400, both broad-based market indexes. Effective January 1, 2003, the Fund changed its benchmark index from the S&P 400 to the RMCVI. The RMCVI is more representative of the securities typically held by the Fund. The RMCVI and the S&P 400 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

***After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes of Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results. The bar charts of the Marshall Funds do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Marshall Mid-Cap Growth Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in growth-oriented common stocks of medium-sized companies similar in size to those within the Russell Mid-Cap Growth Index (RMCGI).* The Adviser selects stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring.

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Annual Total Returns (calendar years 1999-2002)

Total Returns
Best quarter	(4Q99)	41.02%
Worst quarter	(3Q01)	(23.19)%
Year-to-date	(3Q03)	15.72%

Average Annual Total Returns through 12/31/02**

		Since 12/31/98
	1 Year	inception

Fund:

Return Before Taxes	(35.69)%	(4.16)%

Return After Taxes on
Distributions***	(35.69)%	(6.35)%

Return After Taxes on
Distributions and Sale
of Fund Shares***	(21.91)%	(3.20)%

LMCGFI	(28.47)%	(4.77)%

RMCGI	(27.41)%	(6.21)%

S&P 400	(14.50)%	3.46%

*Prior to January 1, 2003, the capitalization range of companies in which the Fund invested was similar to those within the S&P 400.

**The table shows the Fund’s average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lipper Mid-Cap Growth Funds Index (LMCGFI), which is an index of funds with similar investment objectives, the RMCGI and the S&P 400, both broad-based market indexes. Effective January 1, 2003, the Fund changed its benchmark index from the S&P 400 to the RMCGI. The RMCGI is more representative of the securities typically held by the Fund. The RMCGI and the S&P 400 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

***After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes of Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results. The bar charts of the Marshall Funds do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Marshall Small-Cap Growth Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in common stocks issued by small-sized companies similar in size to those within the Russell 2000 Growth Index (Russell 2000 GI).* The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services or methods of distribution, as well as overall business restructuring.

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Annual Total Returns (calendar years 1999-2002)

Total Returns
Best quarter	(4Q99)	38.36%
Worst quarter	(3Q01)	(27.21)%
Year-to-date	(3Q03)	29.19%

Average Annual Total Returns through 12/31/02**

		Since 12/31/98
	1 Year	inception

Fund:

Return Before Taxes	(32.89)%	(4.88)%

Return After Taxes on
Distributions***	(32.89)%	(5.90)%

Return After Taxes on
Distributions and Sale
of Fund Shares***	(20.19)%	(3.75)%

LSCGI	(27.81)%	(1.76)%

Russell 2000 GI	(30.26)%	(8.44)%

Russell 2000	(20.48)%	(1.06)%

**Prior to January 1, 2003, the capitalization range of companies in which the Fund invested was similar to those within the Russell 2000 Index (Russell 2000).

**The table shows the Fund’s average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lipper Small-Cap Growth Funds Index (LSCGI), which is an index of funds with similar investment objectives, the Russell 2000 GI and the Russell 2000, both broad-based market indexes. Effective January 1, 2003, the Fund changed its benchmark index from the Russell 2000 to the Russell 2000 GI. The Russell 2000 GI is more representative of the securities typically held by the Fund. The Russell 2000 GI and the Russell 2000 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

***After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes of Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

As with all mutual funds, past performance is no guarantee of future results. The bar charts of the Marshall Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Marshall International Stock Fund

Goal: To provide capital appreciation.

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Strategy: The Fund invests at least 80% of its assets in securities of issuers domiciled in at least three different nations outside the United States, and invests at least 80% of the Fund’s assets in equity securities. BPI Global Asset Management LLP (BPI) is the Sub-Adviser of the Fund. BPI uses a “bottom-up” approach to international investing within overall portfolio management guidelines. BPI identifies companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. BPI then seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as “quality companies at a reasonable price.” The portfolio management team closely monitors the Fund’s industry weightings and country weightings in relation to its performance benchmark.

Annual Total Returns (calendar years 1999-2002)

Total Returns
Best quarter	(4Q99)	40.40%
Worst quarter	(3Q02)	(19.57)%
Year-to-date	(3Q03)	20.28%

Average Annual Total Returns through 12/31/02*

		Since 12/31/98
	1 Year	inception

Fund:

Return Before Taxes	(22.98)%	(6.44)%

Return After Taxes on
Distributions**	(22.98)%	(7.68)%

Return After Taxes on
Distributions and Sale
of Fund Shares**	(14.11)%	(4.96)%

LIFI	(13.83)%	(4.92)%

EAFE	(15.94)%	(7.89)%

*The table shows the Fund’s average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lipper International Funds Index (LIFI), which is an index of funds with similar objectives, and the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE), which is a broad-based market index of international stocks. The EAFE returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes of Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results. The bar charts of the Marshall Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Income Funds

Marshall Government Income Fund

Goal: To provide current income.

Strategy: The Fund invests at least 80% of its assets in U.S. government securities. The Fund will also invest in dollar roll transactions. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the general portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund generally maintains an average dollar-weighted maturity of four to twelve years.

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Annual Total Returns (calendar years 1999-2002)

Total Returns
Best quarter	(3Q01)	4.03%
Worst quarter	(2Q99)	(0.43)%
Year-to-date	(3Q03)	2.13%

Average Annual Total Returns through 12/31/02*

		Since 12/31/98
	1 Year	inception

Fund:

Return Before Taxes	2.83%	4.71%

Return After Taxes on
Distributions**	1.02%	2.50%

Return After Taxes on
Distributions and Sale
of Fund Shares**	1.70%	2.63%

LUSMI	8.13%	6.51%

LMI	8.75%	7.44%

*The table shows the Fund’s average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lipper U.S. Mortgage Funds Index (LUSMI), which is an index of funds with similar investment objectives, and the Lehman Brothers Mortgage-Backed Securities Index (LMI), a broad-based market index. The LMI returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes of Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results. The bar charts of the Marshall Funds do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Marshall Intermediate Bond Fund

Goal: To maximize total return consistent with current income.

Strategy: The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser’s strategy to achieve total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of three to ten years.

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Annual Total Returns (calendar years 1999-2002)

Total Returns
Best quarter	(3Q01)	3.69%
Worst quarter	(4Q01)	(1.22)%
Year-to-date	(3Q03)	4.16%

Average Annual Total Returns through 12/31/02*

		Since 12/31/98
	1 Year	inception

Fund:

Return Before Taxes	2.74%	4.49%

Return After Taxes on
Distributions**	0.79%	2.24%

Return After Taxes on
Distributions and Sale
of Fund Shares**	1.63%	2.44%

LSIBF	7.16%	6.19%

LGCI	9.84%	7.25%

*The table shows the Fund’s average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF), which is an average of funds with similar investment objectives, and the Lehman Brothers Government/Credit Intermediate Index (LGCI), a broad-based market index. The LGCI returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes of Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results. The bar charts of the Marshall Funds do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Marshall Short-Term Income Fund

Goal: To maximize total return consistent with current income.

Strategy: The Fund invests at least 80% of its assets in short- to intermediate-term investment grade bonds and notes. Fund investments include investments in corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of six months to three years.

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Annual Total Returns (calendar years 2001-2002)

Total Returns
Best quarter	(3Q01)	2.61%
Worst quarter	(4Q01)	(0.78)%
Year-to-date	(3Q03)	2.40%

Average Annual Total Returns through 12/31/02*

		Since 10/31/00
	1 Year	inception

Fund:

Return Before Taxes	3.19%	5.16%

Return After Taxes on
Distributions**	1.41%	3.10%

Return After Taxes on
Distributions and Sale
of Fund Shares**	1.93%	3.11%

LSTIBI	4.35%	6.32%

ML13	6.09%	7.88%

*The table shows Fund’s average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lipper Short-Term Investment Grade Bond Index (LSTIBI), an index of funds with similar investment objectives, and the Merrill Lynch 1-3 Year U.S. Government/ Corporate Index (ML13), a broad-based market index. The ML13 returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes of Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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As with all mutual funds, past performance is no guarantee of future results. The bar charts of the Marshall Funds do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Money Market Fund

Marshall Money Market Fund

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income that minimizes volatility, the Adviser uses a “bottom-up” approach which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks and liquidity risks.

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Annual Total Returns (calendar years 1993-2002)

Total Returns
Best quarter	(4Q00)	1.52%
Worst quarter	(4Q02)	0.26%
Year-to-date	(3Q03)	0.42%

7-Day Net Yield
7-Day Net Yield (as of 12/31/02)*	0.86%

Average Annual Total Returns through 12/31/02**

	1 Year	5 Year	10 Year

Fund	1.25%	4.13%	4.26%

LMMFI	1.01%	3.91%	4.18%

MFRA	1.29%	4.09%	4.24%

*Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-236-FUND (3863).

**The table shows the Fund’s average annual total returns over a period of time relative to the Lipper Money Market Funds Index (LMMFI), which is an index of funds with similar investments, and the Money Fund Report AveragesTM (MFRA) (formerly, IBC Financial Data), an average of money funds with similar objectives. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.

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As with all mutual funds, past performance is no guarantee of future results. Shares of the Marshall Money Market Fund are not sold subject to a sales charge (load). The total returns displayed are based upon net asset value.

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Fees and Expenses of the Funds This table describes the fees and expenses that you may pay if you buy and hold Advisor Class of Shares.

	Equity	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	International	Government	Intermediate	Short-Term	Money
	Income	Growth & Income	Value	Growth	Growth	Stock	Income	Bond	Income	Market
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Shareholder Fees(fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed (as a percentage of offering price)
	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	4.75%	4.75%	2.00%	None

Annual Fund Operating Expenses (expenses deducted and expressed as a percentage of the Fund’s net assets)
Management Fee	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%(2)	0.75%(2)	0.60%(2)	0.60%(2)	0.15%(2)
Distribution (12b-1) Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.30%
Shareholder Servicing Fee	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%
Other Expenses	0.23%	0.28%	0.27%	0.28%	0.47%	0.31%	0.20%	0.16%	0.30%	0.08%

Total Annual Fund Operating Expenses(1)	1.48%	1.53%	1.52%	1.53%	1.97%	1.81%	1.45%	1.26%	1.40%	0.78%

(1) Although not contractually obligated to do so, the Adviser and other service providers waived certain amounts. The net expenses the Funds actually paid for the fiscal year ended August 31, 2003 are shown below.
Total Actual Annual Fund Operating
Expenses (after waivers)	1.23%	1.28%	1.27%	1.28%	1.72%	1.54%	1.10%	0.95%	0.81%	0.75%

(2) The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fees paid by the International Stock Fund, Government Income Fund, Intermediate Bond Fund, Short-Term Income Fund and Money Market Fund (after the voluntary waivers) were 0.98%, 0.65%, 0.54%, 0.26% and 0.12% , respectively, for the fiscal year ended August 31, 2003.

(3) The Shareholder Servicing Fee for each of the Funds (except Money Market Fund) has been voluntarily waived. The shareholder servicing agent may terminate this voluntary waiver at any time. The Shareholder Servicing Fee (after the voluntary waiver) was 0.00% for these Funds for the fiscal year ended August 31, 2003.

*Redemptions within 90 days of the purchase are subject to a 2.00% fee (other than Money Market Fund) which is retained by the Funds and not the distributor. See "Will I Be Charged a Fee for Redemptions?"

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & llsley Trust Company (M&I Trust) and its affiliates receive advisory, custodial, shareholder services and administrative fees of the services they provide to the Funds or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds’ operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Equity	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	International	Government	Intermediate	Short-Term	Money
	Income	Growth & Income	Value	Growth	Growth	Stock	Income	Bond	Income	Market
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

1 Year	$717	$722	$721	$722	$763	$748	$616	$597	$340	$80
3 Years	$1,016	$1,031	$1,028	$1,031	$1,158	$1,112	$912	$856	$634	$249
5 Years	$1,336	$1,361	$1,356	$1,361	$1,576	$1,499	$1,230	$1,134	$950	$433
10 Years	$2,242	$2,294	$2,283	$2,294	$2,739	$2,579	$2,128	$1,925	$1,846	$966

The above example should not be considered a representation of past or future expenses. Your expenses will be less if you qualify to purchase shares at a reduced or no sales charge. Actual expenses may be greater than those shown.

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Main Risks of Investing in the Marshall Funds

Stock Market Risks. The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk, but offers the potential for greater reward.

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What About Portfolio Turnover?

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds’ Adviser or Sub-Adviser believes it is appropriate to do so in light of a Fund’s investment goal. A higher portfolio turnover rate increases transaction expenses that must be borne directly by a Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to shareholders, are taxable to them.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Foreign Securities Risks. Foreign securities pose additional risks over U.S.-based securities for a number of reasons. Because the INTERNATIONAL STOCK FUND invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens’ rights. Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates, and regulations and accounting standards. The INTERNATIONAL STOCK FUND may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

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Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the INTERNATIONAL STOCK FUND values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.

Euro Risks. The INTERNATIONAL STOCK FUND makes significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the INTERNATIONAL STOCK FUND’S investments.

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With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries’ ability to respond to economic downturns or political upheavals.

Risks Related to Company Size. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

What About Bond Ratings?

When the Funds invest in bonds and other debt securities and/or convertible securities, some will be rated in the lowest investment grade category (e.g., BBB or Baa). Bonds rated BBB by Standard and Poor’s or Baa by Moody’s Investors Service have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.

Debt Securities Risks. Debt Securities are subject to interest rate risks, credit risks, call risks and liquidity risks, which are fully described below. These risks will affect the INCOME FUNDS and the MONEY MARKET FUND.

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Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Some of the securities in which the Fund invests may be redeemed by the issuer before maturity (or “called”). This will most likely happen when interest rates are declining. If this occurs, the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund’s yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

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Securities Descriptions

	Marshall	Marshall	Marshall	Marshall	Marshall	Marshall
	Equity	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	International
	Income Fund	Growth & Income Fund	Value Fund	Growth Fund	Growth Fund	Stock Fund

Equity Securities:

Common Stocks	X	X	X	X	X	X

Foreign Common Stocks						X

Foreign Securities						X

	Marshall	Marshall	Marshall	Marshall
	Government	Intermediate	Short-Term	Money
	Income Fund	Bond Fund	Income Fund	Market Fund

Fixed Income Securities;

Corporate Debt Securities	X	X	X	X

Fixed Rate Debt Securities	X	X	X	X

Floating Rate Debt Securities				X

Treasury Securities	X

Commercial Paper				X

Demand Instruments				X

Mortgage-Backed Securities	X

Dollar Rolls	X

Asset-Backed Securities	X		X

Bank Instruments				X

Funding Agreements				X

Repurchase Agreements				X

Securities

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Equity Securities. Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The EQUITY FUNDS cannot predict the income they will receive from equity securities, because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer’s business.

Common Stocks. Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

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Foreign Securities. Foreign securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside the United States that trade on a foreign securities exchange or in a foreign market.

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Foreign Common Stocks. Common stocks of foreign corporations are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate.

The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest:

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Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

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As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

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Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

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Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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Commercial Paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

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Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage-Backed Securities. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of a mortgage-backed security is a pass-through certificate. An issuer of a pass-through certificate gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Dollar Rolls. Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are “to be announced” mortgage-backed securities or “TBAs”. Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks.

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Asset-Backed Securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, Interest Only or IOs and Principal Only or POs.

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Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

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Funding Agreements. Funding Agreements (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. A Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, a Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Repurchase Agreements. Repurchase agreements are transactions in which ae Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

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Investment Techniques

Investment Techniques

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Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

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Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, each of the Marshall Funds (except the MONEY MARKET FUND) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (for example, commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.

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How to Buy Shares

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What Do Shares Cost? You can buy shares of a Fund on any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined public offering price. The public offering price is the net asset value (NAV) plus any applicable sales charge. Each NAV is calculated for each of the Funds (other than the MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined twice daily at 12:00 noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, a Fund’s portfolio (other than the MONEY MARKET FUND) is valued using market prices. In calculating the MONEY MARKET FUND’S NAV, that Fund’s portfolio is valued using amortized cost.

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Securities held by the INTERNATIONAL STOCK FUND may trade on foreign exchanges on days (such as weekends) when the INTERNATIONAL STOCK FUND does not calculate NAV. As a result, the NAV of the INTERNATIONAL STOCK FUND’s shares may change on days when you cannot purchase or sell the Fund’s shares.

If your investment representative opens an account in your name with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds’ Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds’ discretion. Call your Authorized Dealer for any additional limitations. Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

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The sales charge when you purchase the Advisor Class of Shares of the EQUITY FUNDS is as follows:

EQUITY FUNDS—The Advisor Class of Shares

	Sales Charge	Sales Charge
	as a % of	as a % of
Purchase Amount	Public	Offering Price	NAV

Up to $49,999		5.75%	6.10%

$50,000 — $99,999		4.50%	4.71%

$100,000 — $249,999		3.50%	3.63%

$250,000 — $499,999		2.50%	2.56%

$500,000 — $999,999		2.00%	2.04%

$1 million or greater*		None	None

The sales charge when you purchase the Advisor Class of Shares of the INCOME FUNDS is as follows:

INCOME FUNDS—The Advisor Class of Shares (except for the Short-Term Income Fund)

	Sales Charge	Sales Charge
	as a % of	as a % of
Purchase Amount	Public	Offering Price	NAV

Less than $24,999		4.75%	4.99%

$25,000 — $49,999		4.50%	4.71%

$50,000 — $99,999		4.00%	4.17%

$100,000 —$249,999		3.50%	3.63%

$250,000 —$499,999		2.50%	2.56%

$500,000 —$999,999		2.00%	2.04%

$1 million or greater*		None	None

INCOME FUNDS—The Advisor Class of Shares Short-Term Income Fund

	Sales Charge	Sales Charge
	as a % of	as a % of
Purchase Amount	Public	Offering Price	NAV

Less than $999,999		2.00%	2.04%

				$1 million or greater*	None	None

*A contingent deferred sales charge of 1.00% applies to the Advisor Class of Shares redeemed up to 12 months after purchase of $1 million or more.

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When the Funds’ distributor receives sales charges and marketing fees, it may pay some or all of them to Authorized Dealers. The distributor and its affiliates may pay out of their own assets amounts (including items of material value) to Authorized Dealers or other service providers for marketing and/or servicing shareholders.

The sales charge at purchase may be reduced or eliminated by:

•	sales in excess of $1,000,000;*
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•	quantity purchases of the Advisor Class of Shares; or
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•	combining concurrent purchases of:
	–	Shares by you, your spouse, and your children under age 21; or
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	–	The Advisor Class of Shares of two or more Marshall Funds;
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•	accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Advisor Class of Shares purchases still invested in the Fund);
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•	signing a letter of intent to purchase a specific dollar amount of the Advisor Class of Shares (except the SHORT-TERM INCOME FUND) within 13 months (call your investment representative for an application and more information); or
•	using the reinvestment privilege within 90 days of redeeming the Advisor Class of Shares of an equal or lesser amount.

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If your investment qualifies, you or your investment representative must notify the Funds’ distributor at the time of purchase to reduce or eliminate the sales charge. You will receive the reduced sales charge only on the additional purchases and not retroactively on previous purchases. You should contact your investment professional for more information on reducing or eliminating the sales charge. In addition, no sales charge is imposed on:

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  Trustees or other fiduciaries purchasing the Advisor Class of Shares for employee benefit plans of employers with ten or more employees, or

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  reinvested dividends and capital gains.

A Fund may also permit purchases without a sales charge from time to time, at its own discretion.

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How Do I Purchase Shares? You may purchase shares through a broker/dealer, investment professional or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. In connection with opening an account, you will be required to provide information that will be used to verify your identity. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds’ Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

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Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Investor Services (MIS) at 1-800-580-FUND (3863), if you have pre-authorized the telephone purchase privilege.

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Your purchase order must be received by the Funds by 3:00 p.m. (Central Time) to get that day’s NAV. For purchase orders for the MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day’s dividend. Each Fund reserves the right to reject any purchase request. It is the responsibility of any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

* A contingent deferred sales charge of 1.00% applies to the Advisor Class of Shares redeemed up to 12 months after purchase of $1 million or more.

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In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a valid Social Security or tax identification number. Checks sent to the Marshall Funds to purchase shares must be made payable to the “Marshall Funds”.

Will the Small-Cap Growth Fund Always be Open to New Investors? It is anticipated that the SMALL-CAP GROWTH FUND will be closed to new investors once its assets reach $500 million, subject to certain exceptions. However, if you own shares of the Fund prior to the closing date, you will still be able to reinvest dividends and add to your investment in the Fund.

Systematic Investment Program

  You can have money automatically withdrawn from your checking account ($50 minimum) on a periodic basis.
  Call your Authorized Dealer to apply for this program.

Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares

  If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.
  If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by contacting your Authorized Dealer. You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Telephone or written requests for redemptions must be received in proper form and can be made through any Authorized Dealer. It is the responsibility of the Authorized Dealer or service provider to promptly submit redemption requests to a Fund. You may redeem shares by contacting MIS at 1-800-580-FUND (3863), if you have pre-authorized the telephone redemption privilege.

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Redemption requests for the Funds must be received by the Funds by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day’s NAV. For redemption requests for the MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? A contingent deferred sales charge of 1% applies to the Advisor Class of Shares redeemed up to 12 months after purchases of $1 million or more that did not initially pay a sales charge. You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider, or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares (other than the MONEY MARKET FUND) that have been held for less than 90 days after a purchase (other than through reinvestments of capital gains or dividends). This charge is not applicable to trust, fiduciary or brokerage customers of M&I affiliates.

The 2% short-term redemption fee will not be charged to accounts established on behalf of qualifed employee benefit plans. In addition, the Funds’ management or the Adviser may, in their sole discretion, waive the short-term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to a Fund and its shareholders.

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Systematic Withdrawal Program

  If you have a Fund account balance of at least $10,000, you can redeem shares (at least $100) on a periodic basis.
  Contact your Authorized Dealer to apply for this program.

Checkwriting (Money Market Fund Only)

  You can redeem shares of the MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.
  Your check is treated as a redemption order for Fund shares equal to the amount of the check.
  A check for an amount in excess of your available Fund account balance will be returned marked “insufficient funds.”
  Checks cannot be used to close your Fund account balance.
  Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

Additional Conditions for Redemptions

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Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

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  when you want a redemption to be sent to an address other than the one you have on record with a Fund;
  when you want the redemption payable to someone other than the shareholder of record; or
  when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

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Exchange Privilege. You may exchange the Advisor Class of Shares of a Fund for the Advisor Class of Shares of any of the other Marshall Funds free of charge, if you have previously paid a sales charge. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction.

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Signatures must be guaranteed if you request and exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

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Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through your Authorized Dealer, you may telephone instructions to your Authorized Dealer to exchange between Fund accounts that have identical shareholder registrations. Telephone exchange instructions must be received by the Funds before 3:00 p.m. (Central Time) for shares to be exchanged at the NAV calculated that day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange. You may also exchange shares by contacting MIS at 1-800-580-FUND (3863), if you pre-authorized the telephone exchange privilege.

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The Funds and their service providers will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds’ management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and its other shareholders. If this occurs, the Funds may terminate a shareholder’s purchase and/or exchange privileges. A subsequent redemption, if less than 90 days after purchase, may be subject to a 2% short-term redemption fee. See “Will I Be Charged a Fee for Redemptions?”

Account and Share Information

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

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Dividends and Capital Gains. Dividends of the INCOME FUNDS and the MONEY MARKET FUND are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares through the day your shares are redeemed.

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Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

What is a Dividend and Capital Gain?

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain distribution is the money paid to shareholders from a Fund’s profit derived from the sale of an investment, such as a stock or bond.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

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Rule 12b-1 Plan. Each Marshall Fund has a Rule 12b-1 Plan which allows it to pay a fee equal to a maximum of 0.25% for the EQUITY FUNDS and the INCOME FUNDS and 0.30% for the MONEY MARKET FUND’S Advisor Class of Shares assets to the Distributor and financial intermediaries for the sale, distribution and customer servicing of that Fund’s Advisor Class of Shares. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different sales charges and marketing fees.

Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently, the Funds offer two classes of shares (three classes for the MONEY MARKET FUND and the INTERNATIONAL STOCK FUND). All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect their performance.

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Tax Information

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Federal Income Tax. The Funds send you a statement of your account activity to assist you in completing your federal, state and local tax returns. For taxable investors, Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions for the EQUITY INCOME FUND, the MID-CAP VALUE FUND and the LARGE-CAP GROWTH & INCOME FUND are expected to be both dividends and capital gains. Fund distributions for the other EQUITY FUNDS are expected to be primarily capital gains, and fund distributions of the INCOME FUNDS and the MONEY MARKET FUND are expected to be primarily dividends.

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Please consult your tax adviser regarding your federal, state and local tax liability. Redemptions and exchanges of Fund shares are taxable sales.

Marshall Funds, Inc. Information

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Management of the Marshall Funds. The Board of Directors (the Board) governs the Funds. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-Adviser), to manage the INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.

Adviser’s Background. M&I Investment Management Corp. is a registered investment adviser and a wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2003, the Adviser had approximately $14.5 billion in assets under management, of which $6.1 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Funds) since 1985.

Sub-Adviser’s Background. BPI Global Asset Management LLP is a registered investment adviser and provides management for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2003, BPI had approximately $4.4 billion in assets under management. The Sub-Adviser’s address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

Portfolio Managers. The EQUITY INCOME FUND is managed by David J. Abitz. Mr. Abitz, vice president of the Adviser since January 2000, joined the Adviser in March 1995. From January 1997 to August 2000, Mr. Abitz was a senior securities analyst for the EQUITY INCOME FUND. Previously, from March 1995 to January 1997, he was an equity trader for the Adviser. Mr. Abitz is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Oshkosh and an M.B.A degree from the University of Wisconsin-Madison.

The LARGE-CAP GROWTH & INCOME FUND is managed by Mary R. Linehan. Ms. Linehan, vice president, joined the Adviser in February 2001, as an analyst for the LARGE-CAP GROWTH & INCOME FUND. Prior to joining the Adviser, from February 1996 to July 1999, Ms. Linehan worked at Heartland Funds, where she was an analyst on two equity funds. From January 1989 to January 1996, she worked at Strong Capital Management, Inc., where she was an analyst on two equity funds. Ms. Linehan has an M.B.A. degree from Marquette University and a B.B.A. degree from the University of North Dakota.

The MID-CAP VALUE FUND is managed by Matthew B. Fahey. Mr. Fahey, vice president of the Adviser since 1988, joined the Adviser in October 1984. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University.

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The MID-CAP GROWTH FUND is managed by Michael D. Groblewski. Mr. Groblewski has led the Adviser’s Investment Committee responsible for managing the MID-CAP GROWTH FUND since December 1999. Mr. Groblewski, vice president, joined the Adviser in June 1999. From June 1999 to December 1999, he was an analyst for the MID-CAP GROWTH FUND and the SMALL-CAP GROWTH FUND. From April 1996 to June 1999, he was an equity analyst at Cleary, Gull, Reiland and McDevitt. From 1993 to March 1996, he was with Exponential Partners, Inc., where he performed valuations of privately held companies. Mr. Groblewski holds an M.B.A. degree in Finance and International Business from Syracuse University and a B.B.A. degree in Finance from the University of Wisconsin-Madison.

The SMALL-CAP GROWTH FUND is managed by Sean A. McLeod. Mr. McLeod is a Chartered Financial Analyst and earned a B.A. and M.S. in Finance from the University of Wisconsin-Madison. From December 1997 to March 2000, Mr. McLeod, vice president, was a senior securities analyst for the EQUITY INCOME FUND before joining the SMALL-CAP GROWTH FUND. Prior to joining the Adviser in 1997, Mr. McLeod worked at Strong Capital Management, Inc., where he was an analyst on two growth oriented funds.

The INTERNATIONAL STOCK FUND is managed by Daniel R. Jaworski, founder, Managing Director and Chief Investment Officer of the Sub-Adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Frères & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

The GOVERNMENT INCOME FUND and the INTERMEDIATE BOND FUND are managed by Jason D. Weiner. Mr. Weiner, vice president, joined the Adviser in 1993. Since 1994, he has been a portfolio analyst on the SHORT-TERM INCOME FUND and the INTERMEDIATE BOND FUND as well as a portfolio analyst for short-term and intermediate advisory portfolios for institutional clients. Mr. Weiner, who is a Chartered Financial Analyst, received his B.S. degree in Finance and International Business from Marquette University.

The MONEY MARKET FUND and the SHORT-TERM INCOME FUND are managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst, and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

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Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund’s average daily net assets (ADNA) as follows:

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Fund	Advisory Fee

Money Market Fund	0.15%
Short-Term Income Fund	0.60%
Intermediate Bond Fund	0.60%
Government Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Equity Income Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

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Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Funds as custodian of the assets, shareholder services agent, and administrator directly and through its division, MIS. For each domestic Fund, the annual custody fees are 0.02% on the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on each Fund’s average daily net assets. M&I Trust is entitled to receive shareholder services fees directly from the Funds in amounts equal to a maximum annual percentage of 0.25% of the Fund’s ADNA.

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As shareholder services agent, M&I Trust has the discretion to waive a portion of its fees. However, any waivers of shareholder services fees are voluntary and may be terminated at any time in its sole discretion.

M&I Trust may also, from time to time, receive reimbursement of expenses from the Funds’ distributor and its affiliates for certain administrative services on behalf of shareholders.

M&I Trust is the administrator of the Funds, and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of each Fund’s ADNA as follows:

Maximum Fee	Funds’ ADNA

0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

All fees of the sub-administrator are paid by M&I Trust.

Supplemental Performance Information of the Sub-Adviser to the Marshall International Stock Fund

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BPI Global Asset Management LLP has served as Sub-Adviser for the Marshall International Stock Fund (“the Fund”) since March 29, 1999. Since the Fund’s inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI’s Managing Director, currently serves as the portfolio manager for the Fund. Supplemental information is presented below to summarize BPI’s and Mr. Jaworski’s historical performance results for various entities other than the Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.

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Mr. Jaworski was employed at STI Capital Management and managed the SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Fund) for the period from February 1, 1995 to November 30, 1995. The following table summarizes the returns of the SunTrust Commingled Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE).

	Gross	Net	EAFE
	of Fees	of Fees	Performance

1Q1995(1)	6.70%	6.46%	5.93%

2Q1995	12.18	11.79	0.73

3Q1995	11.94	11.55	4.17

4Q1995(2)	4.57	4.20	4.05

(1)	Not a full quarter — excludes performance from 1/1/1995 to 1/31/1995.
(2)	Not a full quarter — excludes performance from 12/1/1995 to 12/31/1995.

The commingled fund was not a mutual fund registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.

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Mr. Jaworski was subsequently promoted to Director of International Portfolio Management & Research and Senior Portfolio Manager for the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Fund) from December 1, 1995 to March 31, 1997. The following table summarizes the returns of the STI Classic International Equity Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the EAFE:

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	Gross	Net	EAFE
	of Fees	of Fees	Performance

12/1/95 - 12/31/95	4.02%	3.50%	4.03%

1Q1996	5.09	4.72	2.89

2Q1996	5.89	5.52	1.58

3Q1996	1.57	1.21	-0.13

4Q1996	9.54	9.16	1.59

Annual 1996	23.82	22.08	6.05

1Q1997	4.43	4.06	-1.57

The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the EAFE for the same period. In addition, the fund’s average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39% for the EAFE for the same period.

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Mr. Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing Director and Chief Investment Officer. The following table sets forth BPI’s composite performance information relating to the performance of institutional private accounts, including the Fund, managed by BPI, during the periods indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The performance information is provided to illustrate BPI’s historical performance in managing similar accounts as measured against the EAFE.

	Gross	Net	EAFE
	of Fees	of Fees	Performance

1Q1997	N/A	N/A	N/A

2Q1997	16.96%	16.73%	12.98%

3Q1997	8.67	8.54	-0.70

4Q1997	-3.36	-3.48	-7.83

Annual 1997(1)	22.83	22.29	3.40

1Q1998	18.20	18.06	14.71

2Q1998	4.14	4.01	1.06

3Q1998	-12.38	-12.56	-14.21

4Q1998	14.84	14.62	20.66

Annual 1998	23.86	23.06	20.00

1Q1999	0.35	0.15	1.39

2Q1999	6.01	5.75	2.54

3Q1999	4.43	4.16	4.39

4Q1999	41.57	41.25	16.99

Annual 1999	57.43	55.98	26.96

1Q2000	2.08	1.81	-0.11

2Q2000	-10.25	-10.51	-3.96

3Q2000	-4.38	-4.64	-8.07

4Q2000	-2.99	-3.25	-2.68

Annual 2000	-15.03	-15.95	-14.17

1Q2001	-18.63	-18.85	-13.71

2Q2001	2.67	2.41	-1.04

3Q2001	-14.76	-14.99	-14.00

4Q2001	9.92	9.66	6.97

Annual 2001	-21.73	-22.52	-21.44

1Q2002	2.57	2.33	0.51

2Q2002	-2.71	-2.89	-2.12

3Q2002	-19.11	-19.26	-19.73

4Q2002	2.99	2.81	6.45

Annual 2002	-16.82	-17.46	-15.94

1Q2003	-7.85	-8.02	-8.21

2Q2003	20.52	20.32	19.27

3Q2003	9.66	9.49	8.13

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(1) Not a full year — excludes performance from 1/1/1997 to 3/31/1997.

The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where “international” as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) two U.S. international funds that use multiple sub-advisers, one of which is BPI; and (3) several private accounts with various investment restrictions.

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BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR). AIMR is a non-profit membership and education organization with more than 50,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as BPI). These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The “Net of Fees” figures reflect the deduction of advisory and other fees paid by the accounts — “Gross of Fees” does not include these fees, but does include certain trading costs and embedded fees that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to December 31, 2002. Information from that date to September 30, 2003 has not been verified by the Marshall Funds or Edgewood Services, Inc. and is unaudited.

The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies, and risks similar to those of the Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the SunTrust Commingled Fund and BPI institutional accounts included in BPI’s composite differ from the Fund, in that they are not subject to:

  the same types of expenses as the Fund;
  the investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act; and

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  the requirements of Subchapter M of the Internal Revenue Code.

As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.

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Although the STI Classic International Equity Fund has objectives, policies, strategies, and risks similar to those of the Fund, it is a separate fund and its performance is not indicative of the potential performance of the Fund.

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The EAFE is a capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australasia, New Zealand, and Far Eastern stock markets. The EAFE is unmanaged. Investments may not be made in an index. The Funds’ Statement of Additional Information contains further information on calculation of average annual total returns.

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Financial Highlights – Advisor Class of Shares

The Financial Highlights will help you understand a Fund’s financial performance for its past five fiscal years or since inception, if a life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains. The following table has been audited by Ernst & Young LLP, the Funds’ independent auditors for the fiscal years ended August 31, 1999 through August 31, 2003. Their report dated October 13, 2003, is included in the Annual Report for the Funds, which is incorporated by reference. This table should be read in conjunction with the Funds’ financial statements and notes thereto, which may be obtained free of charge from the Funds.

Further information about the performance of the Funds is contained in the Funds’ Annual Report dated August 31, 2003, which may be obtained free of charge. (For a share outstanding throughout each period)

			Net Realized and			Distributions to
			Unrealized			Shareholders from
			Gain (Loss) on		Dividends to	Net Realized Gain
										Ratios to Average Net Assets
	Net Asset	Net	Investments,		Shareholders	on Investments,							Net Assets,
Period	Value,	Investment	Options, Futures	Total from	from Net	Options, Futures		Net Asset			Net Investment		End	Portfolio
Ended	Beginning	Income (Net	Contracts and	Investment	Investment	Contracts and	Total	Value, End	Total		Income (Net	Expense	of Period	Turnover
August 31,	of Period	Operating Loss)	Foreign Currency	Operations	Income	Foreign Currency	Distributions	of Period	Return(1)	Expenses	Operating Loss)	Waiver(2)	(000 omitted)	Rate

Equity Income Fund
1999(3)	$15.88	0.16	0.81	0.97	(0.14)	—	(0.14)	$16.71	6.13%	1.17%(4)	1.68%(4)	0.25%(4)	$755	72%
2000	$16.71	0.23	(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$14.62	(2.80)%	1.16%	1.55%	0.25%	$2,081	98%
2001	$14.62	0.16	0.16	0.32	(0.14)	(0.10)	(0.24)	$14.70	2.20%	1.19%	1.09%	0.25%	$3,628	78%
2002(5)	$14.70	0.14	(1.99)	(1.85)	(0.18)	(0.55)	(0.73)	$12.12	(13.16)%	1.20%	1.30%	0.25%	$4,360	50%
2003(5)	$12.12	0.24	0.42	0.66	(0.20)	—	(0.20)	$12.58	5.56%	1.23%	2.03%	0.25%	$5,757	62%

Large-Cap Growth & Income Fund
1999(3)	$16.34	0.02	1.14	1.16	(0.02)	—	(0.02)	$17.48	7.08%	1.20%(4)	0.15%(4)	0.25%(4)	$912	32%
2000	$17.48	0.03	2.72	2.75	(0.02)	(0.99)	(1.01)	$19.22	16.35%	1.18%	0.14%	0.25%	$3,615	71%
2001	$19.22	0.01	(4.66)	(4.65)	(0.01)	(0.81)	(0.82)	$13.75	(24.79)%	1.19%	0.05%	0.25%	$4,771	63%
2002(5)	$13.75	0.01	(3.16)	(3.15)	(0.01)	—	(0.01)	$10.59	(22.94)%	1.21%	0.01%	0.25%	$4,964	62%
2003(5)	$10.59	0.04	0.71	0.75	(0.02)	—	(0.02)	$11.32	7.11%	1.28%	0.37%	0.25%	$6,349	73%

Mid-Cap Value Fund
1999(3)	$10.77	0.05	0.62	0.67	(0.04)	—	(0.04)	$11.40	6.22%	1.26%(4)	0.71%(4)	0.25%(4)	$356	90%
2000	$11.40	0.09	0.79	0.88	(0.05)	(1.38)	(1.43)	$10.85	9.29%	1.33%	1.04%	0.25%	$1,054	94%
2001	$10.85	0.02	2.62	2.64	(0.07)	(0.70)	(0.77)	$12.72	25.80%	1.30%	0.17%	0.25%	$2,288	104%
2002(5)	$12.72	0.02	(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	$10.65	(4.25)%	1.26%	0.13%	0.25%	$3,956	44%
2003(5)	$10.65	0.01	1.86	1.87	(0.01)	—	(0.01)	$12.51	17.63%	1.27%	0.13%	0.25%	$5,428	39%

Mid-Cap Growth Fund
1999(3)	$15.13	(0.02)	2.17	2.15	—	—	—	$17.28	14.21%	1.21%(4)	(0.74)%(4)	0.25%(4)	$278	173%
2000	$17.28	(0.16)(6)	12.00	11.84	—	(1.69)	(1.69)	$27.43	71.91%	1.18%	(0.63)%	0.25%	$2,726	108%
2001	$27.43	(0.06)(6)	(8.67)	(8.73)	—	(4.97)	(4.97)	$13.73	(34.17)%	1.19%	(0.39)%	0.25%	$3,051	118%
2002(5)	$13.73	(0.09)(6)	(4.29)	(4.38)	—	(0.04)	(0.04)	$9.31	(32.01)%	1.24%	(0.73)%	0.25%	$2,596	167%
2003(5)	$9.31	(0.08)(6)	2.34	2.26	—	—	—	$11.57	24.27%	1.28%	(0.79)%	0.25%	$3,663	121%

Small-Cap Growth Fund
1999(3)	$12.73	(0.02)	(0.33)	(0.35)	—	—	—	$12.38	(2.75)%	1.59%(4)	(1.03)%(4)	0.25%(4)	$394	219%
2000	$12.38	(0.18)(6)	7.03	6.85	—	(0.41)	(0.41)	$18.82	56.14%	1.59%	(1.02)%	0.25%	$1,771	105%
2001	$18.82	(0.08)(6)	(4.52)	(4.60)	—	(1.63)	(1.63)	$12.59	(24.23)%	1.58%	(0.70)%	0.25%	$2,399	287%
2002(5)	$12.59	(0.14)(6)	(3.12)	(3.26)	—	(0.58)	(0.58)	$8.75	(27.23)%	1.63%	(1.21)%	0.25%	$2,440	292%
2003(5)	$8.75	(0.07)(6)	3.15	3.08	—	—	—	$11.83	35.20%	1.72%	(0.76)%	0.25%	$3,763	248%

International Stock Fund
1999(3)	$12.69	0.00(7)	1.14	1.14	—	—	—	$13.83	8.98%	1.50%(4)	0.13%(4)	0.27%(4)	$429	182%
2000	$13.83	(0.05)(6)	4.08	4.03	(0.17)	(1.36)	(1.53)	$16.33	28.11%	1.51%	(0.32)%	0.27%	$2,184	225%
2001	$16.33	0.04(6)	(4.03)	(3.99)	—	(1.61)	(1.61)	$10.73	(26.36)%	1.46%	0.34%	0.27%	$3,555	156%
2002(5)	$10.73	0.03(6)	(1.46)	(1.43)	—	—	—	$9.30	(13.33)%	1.49%	0.30%	0.27%	$4,183	83%
2003(5)	$9.30	0.05(6)	0.66	0.71	—	—	—	$10.01	7.63%	1.54%	0.59%	0.27%	$3,735	171%

Government Income Fund
1999(3)	$9.61	0.34	(0.39)	(0.05)	(0.34)	—	(0.34)	$9.22	(0.56)%	1.09%(4)	5.55%(4)	0.36%(4)	$754	232%
2000	$9.22	0.55	(0.02)	0.53	(0.55)	—	(0.55)	$9.20	5.96%	1.08%	6.06%	0.35%	$1,491	192%
2001	$9.20	0.55	0.33	0.88	(0.55)	—	(0.55)	$9.53	9.77%	1.10%	5.81%	0.35%	$2,451	122%
2002(5)	$9.53	0.47(6)(8)	0.20(8)	0.67	(0.48)	—	(0.48)	$9.72	7.25%	1.10%	4.90%(8)	0.35%	$3,839	76%
2003(5)	$9.72	0.30(6)	(0.09)	0.21	(0.33)	—	(0.33)	$9.60	2.22%	1.10%	3.06%	0.35%	$4,615	539%

Intermediate Bond Fund
1999(3)	$9.53	0.35	(0.36)	(0.01)	(0.35)	—	(0.35)	$9.17	(0.09)%	0.94%(4)	5.79%(4)	0.31%(4)	$953	181%
2000	$9.17	0.55	(0.01)	0.54	(0.55)	—	(0.55)	$9.16	6.10%	0.93%	6.12%	0.31%	$1,969	243%
2001	$9.16	0.53	0.35	0.88	(0.53)	—	(0.53)	$9.51	9.89%	0.95%	5.67%	0.31%	$3,230	273%
2002(5)	$9.51	0.45(6)(8)	(0.04)(8)	0.41	(0.48)	—	(0.48)	$9.44	4.46%	0.95%	4.77%(8)	0.31%	$4,255	187%
2003(5)	$9.44	0.39(6)	0.06	0.45	(0.42)	—	(0.42)	$9.47	4.86%	0.95%	4.05%	0.31%	$5,403	317%

Short-Term Income Fund
2001(9)	$9.26	0.46	0.28	0.74	(0.46)	—	(0.46)	$9.54	8.15%	0.76%(4)	5.68%(4)	0.59%(4)	$97	79%
2002(5)	$9.54	0.39(6)(8)	(0.06)(8)	0.33	(0.45)	—	(0.45)	$9.42	3.53%	0.79%	4.21%(8)	0.59%	$824	54%
2003(5)	$9.42	0.30(6)	(0.02)	0.28	(0.38)	—	(0.38)	$9.32	2.99%	0.81%	3.19%	0.59%	$2,207	43%

Money Market Fund
1999	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	4.67%	0.71%	4.57%	0.25%	$118,352	—
2000	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	5.56%	0.74%	5.44%	0.16%	$140,787	—
2001	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	5.00%	0.76%	4.90%	0.05%	$127,707	—
2002	$1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	1.69%	0.75%	1.69%	0.04%	$113,662	—
2003	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.75%	0.75%	0.74%	0.03%	$93,059	—
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios.
(3)	Reflects operations for the period from December 31, 1998 (start of performance) to August 31, 1999.
(4)	Computed on an annualized basis.
(5)	Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount

Funds	2002	2003

Equity Income Fund	$0.00	$0.00
Large-Cap Growth & Income Fund	$0.00	$0.00
Mid-Cap Value Fund	$0.00	$0.00
Mid-Cap Growth Fund	$0.00	$0.00
Small-Cap Growth Fund	$0.00	$0.00
International Stock Fund	$0.01	$0.01
Government Income Fund	$0.00	$0.00
Intermediate Bond Fund	$0.00	$0.00
Short-Term Income Fund	$0.00	$0.00

Periods prior to September 1, 2001 have not been restated to reflect this change.

(6)	Per share information is based on average shares outstanding.
(7)	Amount represents less than $0.01 per share.
(8)	Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income Per Share	Net Realized/Unrealized Gain/Loss Per Share	Ratio of Net Investment Income to Average Net Assets

Increase (Decrease)
Government Income Fund	$ 0.01)	$ 0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior September 1, 2001 have not been restated to reflect this change in presentation.

(9) Reflects operations for the period from October 31, 2000 (start of performance) to August 31, 2001.


A Statement of Additional Information (SAI) dated October 31, 2003 is incorporated by reference into this Prospectus. Additional information about the Funds’ investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Investment Commentaries discuss market conditions and investment strategies that significantly affected each Fund’s performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and make inquiries, write to or call your Authorized Dealer or call MIS at 1-800-580-FUND (3863).

You can obtain information about the Marshall Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Marshall Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348
800-580-FUND (3863)

TDD: Speech and Hearing Impaired Services
1-800-209-3520

Edgewood Services, Inc. Distributor

G00714-03 (10/03)
Investment Company Act File No. 811-7047


Marshall Equity Funds
Fund name	Fund manager	Goal	Invests in

Marshall Equity	David J. Abitz, CFA	Capital appreciation	•	Common stocks of companies paying above-average
Income Fund		and above-average		dividends
		dividend income	•	Seeks to construct a diversified portfolio with a yield at least
1% greater than the S&P 500, an unmanaged index of
large-cap stocks

Marshall	Mary R. Linehan	Capital appreciation	•	Large-size companies similar to those in the S&P 500
Large-Cap Growth &		and income	•	Companies with a history of growing earnings and
Income Fund				growing dividends

Marshall Mid-Cap	Matthew B. Fahey	Capital appreciation	•	Medium-size companies with traditional value
Value Fund				characteristics
			•	Seeks companies that have underappreciated assets or are
involved in company turnarounds or corporate restructuring

Marshall Mid-Cap	Michael D. Groblewski	Capital appreciation	•	Medium-size companies with high potential growth rates
Growth Fund			•	Seeks to invest in successful entrepreneurs

Marshall	Sean A. McLeod, CFA	Capital appreciation	•	Small companies with high potential growth rates[1]
Small-Cap			•	Seeks to invest in successful entrepreneurs
Growth Fund[1]

Marshall	Dan Jaworski, CFA	Capital appreciation	•	Targets companies outside the U.S. with strong competitive
International	BPI Global Asset			positions and high returns on capital
Stock Fund[2]	Management LLP		•	Investment discipline is a blend of growth and value

Marshall Income Funds
Fund name	Fund manager	Goal	Invests in

Marshall Government	Jason D. Weiner, CFA	Current income	•	Securities of the U.S. government and its agencies
Income Fund			•	Uses current and historical interest rate relationships to
evaluate market sectors and individual securities

Marshall	Jason D. Weiner, CFA	To maximize total	•	Intermediate, investment-grade bonds and notes
Intermediate		return consistent	•	Selects portfolio securities using macroeconomic,
Bond Fund		with current income		credit and market analysis

Marshall	Richard Rokus, CFA	To maximize total	•	Short- to intermediate-term investment grade bonds
Short-Term		return consistent		and notes
Income Fund		with current income	•	Selects portfolio securities using macroeconomic,
credit and market analysis

Marshall Money	Richard Rokus, CFA	Current Income	•	High-quality money market securities maturing in 397 days
Market Fund[3]		consistent with		or less
		stability of Principal	•	Seeks to preserve value of investment at $1.00 per share
(although it is still possible to lose money)


1 Small-cap stocks are less liquid and have historically experienced greater volatility than average.

2 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.


3 The Fund is not insured nor guaranteed by the FDIC or any other government agency.


For more complete information on the Marshall Funds, please read the attached Prospectus.


M&I Investment Management Corp. is the investment adviser to the Marshall Funds. BPI Global Asset Management LLP is the sub-adviser for the Marshall International Stock Fund. Edgewood Services, Inc. is the distributor. The Marshall Funds are available through M&I Brokerage Services, authorized broker/dealers and, for certain accounts, Marshall & Ilsley Trust Company N.A.

Not part of the Prospectus


[Logo of Marshall Funds]

Marshall Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348
800-580-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com


Edgewood Services, Inc., Distributor G00714-03(10/03)


M&I Investment Management Corp., Investment Adviser


©2003 Marshall Funds, Inc.


321-236A

                                 Marshall Funds, Inc.

                         Statement of Additional Information

                             The Advisor Class of Shares

                                      (Class A)


                                   October 31, 2003

         Equity Funds                            Income Funds
--------------------------------------------------------------------------------------

o Marshall Equity Income Fund                   o Marshall Government Income Fund
o Marshall Large-Cap Growth & Income Fund   o Marshall Intermediate Bond Fund
o Marshall Mid-Cap Value Fund                   o Marshall Short-Term Income Fund
o Marshall Mid-Cap Growth Fund
o Marshall Small Cap Growth Fund
o Marshall International Stock Fund              Money Market Fund
                                                 o Marshall Money Market Fund
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------


    This Statement of Additional Information (SAI) is not a Prospectus. Read this
    SAI in conjunction with the Advisor Class of Shares Prospectus for the Marshall
    Funds listed above, dated October 31, 2003. This SAI incorporates by reference the financial statements from the Funds' Annual Report. You may obtain the
    Prospectus or Annual Report without charge by calling M&I Brokerage Services at 1-800-580-FUND (3863), or you can visit the Marshall Funds' Internet site on the World Wide Web at http://www.marshallfunds.com.


    P.O. Box 1348
    Milwaukee, Wisconsin 53201-1348

G00714-04 (10/03)


EDGEWOOD SERVICES, INC.
--------------------------------------------------------------------------------------
Distributor

How are the Funds Organized?                     1
Securities in Which the Funds Invest             1
Securities Descriptions, Techniques and Risks    3
Fundamental Investment Objectives               15
Investment Limitations                          16
Determining Market Value of Securities          18
What Do Shares Cost?                            19
How are the Fund Shares Sold?                   19
How to Buy Shares                               20
Account and Share Information                   22
What are the Tax Consequences?                  22
Who Manages the Funds?                          23
How Do the Funds Measure Performance?           35
Performance Comparisons                         37
Economic and Market Information                 40
Financial Statements                            40
Appendix                                        41
Addresses                                       44

HOW ARE THE FUNDS ORGANIZED?
--------------------------------------------------------------------------------------

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.


The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes.
The Board of Directors (the Board) has established two classes of shares of the
Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap
Growth Fund, Small Cap Growth Fund, Government Income Fund, Intermediate Bond Fund
and Short-Term Income Fund, known as the Advisor Class of Shares and the Investor
Class of Shares; and the Board has established three classes of shares of the
International Stock Fund and the Money Market Fund, known as the Advisor Class of
Shares, the Investor Class of Shares and the Institutional Class of Shares. This SAI
relates to the Advisor Class of Shares. The Funds' investment adviser is M&I
Investment Management Corp. (Adviser).  The International Stock Fund's sub-adviser is BPI Global Asset Management LLP (BPI) (Sub-Adviser). This SAI contains additional information about the Corporation and its ten investment portfolios. This SAI uses the same terms as defined in the Prospectus.


The definitions of the terms series and class in the Wisconsin Business Corporation
Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this SAI. The Articles of Incorporation of the
Corporation reconcile this inconsistency in terminology, and provide that the
Prospectus and SAI may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code (the Code).

SECURITIES IN WHICH THE FUNDS INVEST
--------------------------------------------------------------------------------------

Following is a table that indicates which types of securities are a(n):

o
   P = Principal investment of a Fund; (shaded in chart)

o
   A = Acceptable (but not principal) investment of a Fund; or

o
   N = Not an acceptable investment of a Fund.

EQUITY FUNDS

-------------------------------------------------------------------------------------------------
Securities                      Equity       Large-Cap  Mid-Cap    Mid-Cap   Small-CapInternational
                                Income       Growth     Value      Growth    Growth   Stock
                                             &
                                             Income
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
American Depositary Receipts1    A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Asset-Backed Securities2         A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Bank Instruments3                A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Borrowing4                       A           A          A          A         A        A
---------------------------------
-------------------------------------------------------------------------------------------------
Common Stock                     P           P          P          P         P        P
-----------------------------------------------------------------------------
---------------------------------                                            --------------------
Common Stock of Foreign          A           A          A          A         A        P
Companies
---------------------------------                       -----------------------------------------
-----------------------------------------------------------------------------
Convertible Securities           A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
---------------------------------                       -----------------------------------------
Debt Obligations                 A           A          A          A         A        A5
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Derivative Contracts and         A           A          A          A         A        A
Securities
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
European Depositary Receipts     N           N          N          N         N        A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Fixed Rate Debt Obligations      A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Floating Rate Debt Obligations   A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Foreign Currency Hedging         N           N          N          N         N        A
Transactions
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Foreign Currency Transactions    N           N          N          N         N        A
-----------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Foreign Securities6              A           A          A          A         A        P
-------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------
Forward Commitments,             A           A          A          A         A        A
When-Issued and Delayed
Delivery Transactions
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Futures and Options              A           A          A          A         A        A
Transactions
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Global Depositary Receipts       N           N          N          N         N        A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Illiquid and Restricted          A           A          A          A         A        A
Securities7
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Lending of Portfolio             A           A          A          A         A        A
Securities
---------------------------------            ----------------------------------------------------
-------------------------------------------------------------------------------------------------
Mortgage-Backed Securities       A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
---------------------------------            ----------------------------------------------------
Preferred Stocks                 A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
---------------------------------            ----------------------------------------------------
Prime Commercial Paper8          A           A          A          A         A        A
                                 ----------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Repurchase Agreements            A           A          A          A         A        A
                                 ----------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements    A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
                                 ----------------------------------------------------------------
Securities of Other              A           A          A          A         A        A
Investment Companies
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
SWAP Transactions                A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
U.S. Government Securities       A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Variable Rate Demand Notes       A           A          A          A         A        A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Warrants                         A           A          A          A         A        A
-------------------------------------------------------------------------------------------------

INCOME FUNDS AND MONEY MARKET FUND
--------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
Securities                       Government  IntermediateShort-TermMoney
                                 Income      Bond        Income    Market
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Asset-Backed Securities2         P           A           P         A
-------------------------------------------------------------------
---------------------------------                        --------------------
Bank Instruments3                A           A           A         P
-----------------------------------------------------------------------------
---------------------------------------------------------
Borrowing4                       A           A           A         A
---------------------------------
-----------------------------------------------------------------------------
Debt Obligations                 P           P           P         P
-----------------------------------------------------------------------------
---------------------------------                        --------------------
Demand Master Notes              N           A           A         P
-----------------------------------------------------------------------------
---------------------------------------------------------
Derivative Contracts and         A           A           A         A
Securities
---------------------------------                        --------------------
---------------------------------------------------------
Dollar Rolls                     P           A           A         N
---------------------------------
-----------------------------------------------------------------------------
Fixed Rate Debt Obligations      P           P           P         P
-----------------------------------------------------------------------------
---------------------------------------------------------
Floating Rate Debt Obligations   A           A           A         P
---------------------------------------------
-----------------------------------------------------------------------------
Foreign Money Market             A           A           A         A
Instruments
---------------------------------------------            --------------------
---------------------------------------------------------
Foreign Securities6              A           A           A         N
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Forward Commitments,             A           A           A         A
When-Issued and Delayed
Delivery Transactions
---------------------------------
-----------------------------------------------------------------------------
Funding Agreements               A           A           A         P
-----------------------------------------------------------------------------
---------------------------------------------------------
Futures and Options              A           A           A         N
Transactions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Guaranteed Investment            N           N           N         A
Contracts
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Illiquid and Restricted          A           A           A         A
Securities7
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Lending of Portfolio             A           A           A         A
Securities
---------------------------------                        --------------------
-----------------------------------------------------------------------------
Mortgage-Backed Securities       P           A           A         A
-----------------------------------------------------------------------------
---------------------------------                        --------------------
Municipal Leases                 A           A           A         N
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Municipal Securities             A           A           A         N
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Participation Interests          N           N           N         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Prime Commercial Paper8          A           A           A         P
---------------------------------------------------------
-----------------------------------------------------------------------------
Repurchase Agreements            A           A           A         P
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Reverse Repurchase Agreements9   A           A           A         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Securities of Other              A           A           A         A
Investment Companies
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
SWAP Transactions                A           A           A         N
---------------------------------
                                 --------------------------------------------
U.S. Government Securities       P           A           A         A
-----------------------------------------------------------------------------
Variable Rate Demand Notes       A           A           A         A
-----------------------------------------------------------------------------

1. All Funds may invest up to 20% of their respective assets; however, the
International Stock Fund has no limit.

2. The Equity Funds and Income Funds may invest in asset-backed securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (securities rated AAA, AA, A or BBB by
Standard & Poor's (S&P) and Fitch Ratings (Fitch) and Aaa, Aa, A or Baa by
Moody's Investors Service (Moody's)), or if unrated, determined by the Adviser to be of comparable quality. The Money Market Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days. Only the
Income Funds expect that they might exceed 5% of their respective net assets in these securities.

3. The Equity Funds and Money Market Fund may purchase foreign bank instruments. The
Equity Funds (except International Stock Fund) are limited to 5% of total assets.
The Income Funds may invest in foreign bank instruments, although they do not presently intend to do so.

4. The International Stock Fund may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities.  The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund's net asset value (NAV). The Fund may pledge more than 5% of its total assets to secure such borrowings.

5. Must be issued by U.S. corporations and rated in the top four categories by an
NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

6. The Equity Funds (except International Stock Fund) may only invest up to 5% of their respective net assets in foreign securities other than American Depositary
Receipts (ADRs).

7. All Funds may invest up to 15% of their respective assets in illiquid securities except for the Money Market Fund which is limited to 10%.

8. The Small-Cap Growth Fund may purchase commercial paper rated investment grade by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The other Funds may purchase commercial paper rated in the two highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

9. During the period if any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
--------------------------------------------------------------------------------------

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

Agency Securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.  Some government entities are supported by the full faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities may also resemble some types of collateralized mortgage obligations (CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool and any credit enhancement provided.
Also, these securities may be subject to prepayment risk.

Bank Instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings
Association Insurance Fund, which are administered by the Federal Deposit Insurance
Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as bank instruments.


   Foreign Bank Instruments.  Eurodollar Certificates of Deposit (ECDs), Yankee
   dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all
   U.S. dollar denominated certificates of deposit.  ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks.  YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S.
   by foreign issuers.

   ECDs, ETDs, YCDs and Europaper have many of the same risks as other foreign securities.  Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions.  Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.  These factors will be carefully considered by the Adviser in selecting these investments.


Borrowing. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets (net assets for the Money
Market Fund and Intermediate Bond Fund), and pledge some assets as collateral.  A
Fund that borrows will pay interest on borrowed money and may incur other transaction costs.  These expenses could exceed the income received or capital appreciation realized by a Fund from any securities purchased with borrowed money.
With respect to borrowings, the Funds are required to maintain continuous asset coverage equal to 300% of the amount borrowed.  If the coverage declines to less than 300%, a Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Corporate Debt Securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Convertible Securities  are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a
Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if a Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, a Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance.  The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer).  The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless a Fund has invested more than 10%
of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer.  In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality.  The fixed income securities in which a Fund invests will be rated at least investment grade by an NRSRO. Investment grade securities have received one of an NRSRO's four highest ratings.  Securities receiving the fourth highest rating
(Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics, and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due.  The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment.  The Money Market Fund is subject to Rule 2a-7 (the Rule) under the
Investment Company Act of 1940 (1940 Act), and will follow the credit quality requirements of the Rule.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.
Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

The Funds may invest in commercial paper issued under Section 4(2) of the Securities
Act of 1933.  By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as a Fund.  A Fund purchasing
Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution.  Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

The Funds believe that Section 4(2) commercial paper and certain other restricted securities which meet the Board's criteria for liquidity are quite liquid.  Section
4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation.  In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities.

Demand Features. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment.  Demand features permit a
Fund to demand payment of the value of the security (plus an accrued interest) from either the issuer of the security or a third-party.  Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security.  Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days.  Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Depositary Receipts. ADRs are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation.  ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets.  European
Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation.  Depositary receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks.  Depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative  Contracts  are  financial  instruments  that require  payments  based upon
changes  in  the  values  of  designated  (or  underlying)   securities,   currencies,
commodities,  financial  indices or other assets.  Some derivative  contracts (such as futures,  forwards and options) require payments  relating to a future trade involving the underlying  asset.  Other  derivative  contracts (such as swaps) require  payments relating  to the income or returns  from the  underlying  asset.  The other party to a derivative contract is referred to as a counterparty.

Many  derivative  contracts  are traded on  securities or  commodities  exchanges.  In this  case,  the  exchange  sets all the terms of the  contract  except for the price.
Investors  make  payments  due  under  their  contracts  through  the  exchange.  Most exchanges  require  investors to maintain  margin  accounts  through  their brokers to cover their  potential  obligations to the exchange.  Parties to the contract make (or collect)  daily  payments to the margin  accounts to reflect  losses (or gains) in the value of their contracts.  This protects  investors against potential  defaults by the counterparty.

Trading  contracts on an exchange also allows  investors to close out their  contracts by entering into  offsetting  contracts.  For example,  a Fund could close out an open contract to buy an asset at a future date by entering into an  offsetting  contract to sell the same asset on the same date.  If the  offsetting  sale price is more than the original  purchase  price,  a Fund  realizes a gain;  if it is less, a Fund realizes a loss.  Exchanges  may limit the amount of open  contracts  permitted  at any one time.
Such limits may prevent a Fund from closing out a position.  If this  happens,  a Fund will be  required  to keep  the  contract  open  (even  if it is  losing  money on the contract),  and to make any payments  required  under the contract  (even if it has to sell portfolio  securities at unfavorable  prices to do so).  Inability to close out a contract  could also harm a Fund by  preventing  it from  disposing  of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade  derivative  contracts  over-the-counter  (OTC) in  transactions negotiated  directly  between  a Fund  and  the  counterparty.  OTC  contracts  do not necessarily  have  standard  terms,  so they cannot be directly  offset with other OTC contracts.  In  addition,  OTC  contracts  with  more  specialized  terms  may be more difficult to price than exchange traded contracts.

Depending  upon how a Fund uses  derivative  contracts and the  relationships  between the  market  value of a  derivative  contract  and the  underlying  asset,  derivative contracts  may increase or decrease a Fund's  exposure to market and  currency  risks, and may also  expose a Fund to  liquidity  and  leverage  risks.  OTC  contracts  also expose a Fund to  credit  risks  in the  event  that a  counterparty  defaults  on the contract.

Dollar Rolls are  transactions  where a Fund sells  mortgage-backed  securities with a commitment to buy similar, but not identical,  mortgage-backed  securities on a future date  at a  lower  price.  Normally,  one  or  both  securities  involved  are  to  be announced  mortgage-backed  securities.  Dollar  rolls are  subject to  interest  rate risks and credit risks. These transactions may create leverage risks.

Duration is a measure of volatility in the price of a bond prior to maturity.
Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate.  Volatility is based upon a bond's coupon rate;
maturity date; and the level of market yields of similar bonds.  Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities.  Duration combines these variables into a single measure.

Equity Securities are the fundamental unit of ownership in a company.  They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Equity Funds invest:

   Common Stocks are the most prevalent type of equity security.  Common  stockholders are  entitled  to the net  value of the  issuer's  earnings  and  assets  after the issuer pays its creditors and any preferred  stockholders.  As a result, changes in an issuer's earnings directly influence the value of its common stock.


   Common  Stocks  of  Foreign   Corporations  are  equity   securities  issued  by  a
   corporation  domiciled  outside  of the  United  States  that  trade on a  domestic securities exchange.


   Preferred  Stocks have the right to receive  specified  dividends or  distributions before the payment of dividends or  distributions  on common stock.  Some preferred stocks also  participate  in  dividends  and  distributions  paid on common  stock.
   Preferred  stocks may  provide  for the  issuer to redeem the stock on a  specified date.  A Fund  holding  redeemable  preferred  stock may treat it as a fixed income security.

   Warrants  provide an option to buy the issuer's  stock or other  equity  securities at a specified  price.  A Fund holding a warrant may buy the  designated  shares by paying  the  exercise  price  before  the  warrant  expires.  Warrants  may  become worthless if the price of the stock does not rise above the  exercise  price by the stated  expiration  date.  Rights  are  the  same  as  warrants,  except  they  are typically issued to existing stockholders.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     Fixed Rate Debt Securities.  Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt.  For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

     As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities.  As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise.  For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium.  Conversely, if interest rates are over
     10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     Floating Rate Debt Securities.  The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate.  Commonly used indices include:  90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank.  The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Currency Transactions are generally used to obtain foreign currencies to settle securities transactions.  They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations.  When a
Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies.  A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

     Foreign Currency Hedging Transactions are used to protect against foreign currency exchange rate risks.  These transactions include:  forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies.

     Forward Foreign Currency Exchange Contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S.
     dollar and foreign currencies.  They are used to lock in the U.S. dollar price of a foreign security.  A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date.

     If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because of the constantly changing value of the securities involved. A Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of a Fund's assets denominated in that currency.  Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging.

     In these transactions, a Fund will segregate assets with a market value equal to the amount of the foreign currency purchased.  Therefore, a Fund will always have cash, cash equivalents or high quality debt securities available to cover
     Forward Contracts or to limit any potential risk.  The segregated assets will be priced daily.
     Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

     Purchasing and Writing Put and Call Options on foreign currencies are used to protect a Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired.  Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received.  A Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates.  If exchange rate movements are adverse to a
     Fund's position, a Fund may forfeit the entire amount of the premium plus related transaction costs.  These options are traded on U.S. and foreign exchanges or OTC.

     Exchange-Traded Futures Contracts are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a
     Fund's portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

Foreign Money Market Instruments. ECDs, YCDs and ETDs are all U.S. dollar denominated certificates of deposit.  ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks.  YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs and Europaper have many of the same risks as other foreign securities.  Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions.  Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.  These factors will be carefully considered by the Adviser in selecting these investments.


Foreign Securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside of the United States that trade on a foreign securities exchange or in a foreign market.


Funding Agreements (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Money Market Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Money Market Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Futures and Options Transactions.  As a means of reducing fluctuations in its NAV, a
Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio.
There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

     Futures Contracts.  A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future.  A futures contract may involve a variety of assets including commodities (such as oil, wheat or corn) or a financial asset (such as a security). A Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities.
     Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

     A Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

     Margin In Futures Transactions. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to a Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

     As the value of the underlying futures contract changes daily, a Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by a Fund.  It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When a Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. A Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     A Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into.  However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

     Put Options on Financial and Stock Index Futures Contracts.  A Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the decrease in value of the hedged securities.

     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices.  A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction.  When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from a Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases.  When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market.  If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

     In order to avoid the exercise of an option sold by it, generally a Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in a Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by a Fund of an option having the same term as the option sold by a
     Fund, and has the effect of canceling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.  If the hedge is successful, the cost of buying the second option will be less than the premium received by a Fund for the initial option.

     Call Options on Financial and Stock Index Futures Contracts.  A Fund may write
     (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, a Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase.  In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option.
     This premium can substantially offset the drop in value of a Fund's portfolio securities.

     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the decrease in value of the hedged securities.

     A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price.  A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction.  When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.  As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Fund's option position.  When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price.  Prior to the exercise or expiration of the call option, a
     Fund could sell an identical call option and close out its position.  If the premium received upon selling the offsetting call is greater than the premium originally paid, a Fund has completed a successful hedge.

     Limitation on Open Futures Positions.  A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of a Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     Purchasing Put and Call Options on Securities.  A Fund may purchase put options on portfolio securities to protect against price movements in a Fund's portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.  A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security.  A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

     Writing Covered Call and Put Options on Securities.  A Fund may write covered call and put options to generate income and thereby protect against price movements in a Fund's portfolio securities. As writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration).  As a writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.  In the case of put options, a Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

     Stock Index Options.  A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the OTC market.  A stock index fluctuates with changes in the market values of the stocks included in the index.  Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option.  The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a
     Fund's portfolio correlate with price movements of the stock index selected.
     The value of an index option depends upon movements in the level of the index rather than the price of a particular stock.  Accordingly, successful use by a
     Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry.  This requires different skills and techniques than predicting changes in the price of individual stocks.

     Over-the-Counter Options are two-party contracts with price and other terms negotiated between buyer and seller.  In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation.  Exchange-traded options have a continuous liquid market while over-the-counter options may not.  A Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on a Fund's portfolio securities or securities indices are not traded on an exchange.  A Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the
     Adviser.

     Risks.  When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in a Fund's portfolio.  This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency.  In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations.
     In these events, a Fund may lose money on the futures contract or option.

     When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a
     Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged.  When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Lending of Portfolio Securities.  In order to generate additional income, a Fund may lend portfolio securities.  When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower.  A Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund.  If the market value of the loaned securities increases, the borrower must furnish additional collateral to a Fund.
During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Funds currently lend their portfolio securities through Marshall
& Ilsley Trust Company N.A. (M&I Trust), as agent.   The Funds and M&I
Trust have received an order from the Securities and Exchange Commission (SEC) that permits M&I Trust to charge, and the Funds to pay, market-based compensation for
M&I Trust's services as securities lending agent.

Securities Lending Risks.  When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, a Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral, usually fixed income securities risk.

Risks Related to Company Size.  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms.
Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a
"pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

CMOs are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs)
and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs' prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance higher rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class
(Floaters) receives a share of interest payments based upon a market index such as
LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse
Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States.
However, the actual returns on any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Municipal Securities are fixed income securities issued by states,  counties,  cities, and other political  subdivisions and authorities.  Although most municipal securities
are  exempt  from  federal   income  tax,   municipalities   may  also  issue  taxable
securities.  Tax-exempt  securities  are  generally  classified  by  their  source  of payment.

    General  obligation  bonds are  supported by the  issuer's  full faith and credit.
    The issuer must levy and collect  taxes  sufficient  to pay principal and interest on the bonds.  However,  the issuer's  authority to levy  additional  taxes may be limited by its charter or state law.

    Special  revenue bonds are payable solely from specific  revenues  received by the issuer.  The revenues may consist of specific taxes,  assessments,  tolls, fees or other types of municipal  revenues.  For example,  a municipality  may issue bonds to build a toll road, and pledge the tolls to repay the bonds.  Bondholders  could not collect from the  municipality's  general  taxes or revenues.  Therefore,  any shortfall in the tolls normally would result in a default on the bonds.

    Private  activity  bonds  are  special  revenue  bonds  used  to  finance  private entities.  For example,  a  municipality  may issue bonds to finance a new factory to improve its local  economy.  The  municipality  would lend the  proceeds to the company  using the  factory,  and the company  would  agree to make loan  payments sufficient  to repay  the  bonds.  The  bonds  would be  payable  solely  from the company's  loan  payments,  not  from  any  other  revenues  of the  municipality.
    Therefore,  any  default  on the loan  normally  would  result in a default on the bonds.

    The  interest  on many types of private  activity  bonds is subject to the federal alternative  minimum  tax  (AMT).  The Funds may  invest in bonds  subject  to the federal AMT.

    Anticipation  notes  are  securities  issued in  anticipation  of the  receipt  of taxes,  grants,  bond  proceeds or other  municipal  revenues.  For example,  many municipalities  collect property taxes once a year. Such  municipalities may issue tax  anticipation  notes to fund their operations prior to collecting these taxes.
    The  issuers  then  repay the tax  anticipation  notes at the end of their  fiscal year, either with collected taxes or proceeds from newly issued notes or bonds.

    Tax  increment  financing  bonds  are  payable  from  increases  in taxes or other
    revenues   attributable  to  projects  financed  by  the  bonds.  For  example,  a municipality  may issue  these  bonds to  redevelop  a  commercial  area.  The tax increment  financing  bonds  would be payable  solely  from any  increase in sales
    taxes   collected  from  merchants  in  the  area.  The  bonds  could  default  if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Securities include:

o    TRANs: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

o    TANs: tax  anticipation  notes issued to finance  working  capital needs in anticipation of receiving taxes;

o    RANs: revenue anticipation notes issued to finance working capital needs in anticipation of receiving revenues;

o    BANs: bond anticipation  notes that are intended to be refinanced through a later issuance of longer-term bonds;

o    municipal commercial paper and other short-term notes;

o    variable rate demand notes;

o    industrial development bonds;

o    municipal bonds (including bonds having serial  maturities and pre-refunded bonds) and leases;

o    construction loan notes insured by the Federal Housing  Administration  and financed by Federal  National  Mortgage  Association  (FNMA) or  Government
     National Mortgage Association (GNMA); and

o    participation,  trust and  partnership  interests  in any of the  foregoing obligations.

Diversification of the Intermediate Tax-Free Fund's investments is obtained geographically by purchasing issues of municipal securities representative of various areas of the U.S. and general obligations of states, cities and school districts as well as some revenue issues which meet the Funds' acceptable quality criteria.

     Municipal Leases.  A Fund may purchase participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by a municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment unless the participation interests are credit enhanced.

     The Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security;
     (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to a
     Fund's ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee's general credit strength; (11) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

     Variable Rate Municipal Securities.  Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed rate obligations.  Many municipal securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on a Fund's demand.  For purposes of determining a Fund's average maturity, the maturities of these variable rate demand municipal securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment.  The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund's custodian is required to take possession of the securities subject to repurchase agreements.
These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities.
The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future a Fund will repurchase the portfolio at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Swap Transactions.  In a standard swap transaction, two parties agree to exchange
(swap) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the LIBOR on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other.

The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the
Funds' obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate NAV at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, a Fund will segregate liquid assets in the full amount accrued on a daily basis of a Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The Funds expect to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, a Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires a Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Funds' obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps to preserve or enhance a return or spread on a portfolio security.  The Funds do not intend to use these transactions in a speculative manner.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in a
Fund's limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S.
government securities having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of a Fund's obligations with respect to caps and floors.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a
Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged.

Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the NAV of the swap together with the net amount of interest payments owed to a Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities.

Temporary Investments. There may be times when market conditions warrant a defensive position (this rarely applies to the Money Market Fund). During these market conditions each of the Funds may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies investing in short-term debt securities, and foreign short-term debt securities (for the International Stock Fund).

Treasury Securities are direct obligations of the federal government of the United
States. Investors regard Treasury securities as having the lowest credit risk.

Warrants give a Fund the option to buy the issuer's stock or other equity securities at a specified price. A Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

When-Issued and Delayed Delivery Transactions.  These transactions are made to secure what is considered to be an advantageous price or yield.  Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.  Other than normal transaction costs, no fees or expenses are incurred.  However, liquid assets of a
Fund are segregated on a Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased.  These assets are marked to market daily and are maintained until the transaction has been settled.

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FUNDAMENTAL INVESTMENT OBJECTIVES
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o    Marshall   Equity  Income  Fund:  to  provide  capital   appreciation   and
     above-average dividend income.

o    Marshall   Large-Cap   Growth  &   Income  Fund:  to  provide   capital
     appreciation and income.

o    Marshall Mid-Cap Value Fund: to provide capital appreciation.

o    Marshall Mid-Cap Growth Fund: to provide capital appreciation.

o    Marshall Small-Cap Growth Fund: to provide capital appreciation.

o    Marshall International Stock Fund: to provide capital appreciation.

o    Marshall Government Income Fund: to provide current income.

o    Marshall  Intermediate  Bond Fund: to maximize total return consistent with current income.

o    Marshall  Short-Term  Income Fund: to maximize total return consistent with current income.

o    Marshall  Money Market Fund:  to provide  current  income  consistent  with stability of principal.

The investment objectives of the Funds may not be changed by the Funds' Board without shareholder approval.

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INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------------

FUNDAMENTAL LIMITATIONS
The following investment limitations are fundamental and cannot be changed for a
Fund unless authorized by the "majority of the outstanding voting securities" of that Fund, as defined by the 1940 Act.

Selling Short and Buying on Margin

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the Money Market Fund,
Short-Term Income Fund and Intermediate Bond Fund) including the amounts borrowed;
and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts.  Except for the International Stock Fund, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.  Except for the International Stock Fund, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

Lending Cash or Securities

The Funds will not lend any of their assets except portfolio securities.  Except for the International Stock Fund, loans may not exceed one-third of the value of a
Fund's total assets.  This shall not prevent a Fund from purchasing or holding U.S.
government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the
Fund's investment goal, policies, and limitations.

Investing in Commodities

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts.  However, except for the Intermediate Bond Fund, the Short-Term
Income Fund and the Money Market Fund, a Fund may purchase and sell futures contracts and related options, and the International Stock Fund may also enter into forward contracts and related options.

Investing in Real Estate

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Concentration of Investments

A Fund will not invest 25% or more of its total assets in any one industry.
However, investing in U.S. government securities (and domestic bank instruments for the Money Market Fund) shall not be considered investments in any one industry.

Underwriting

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities

The Funds will not invest more than 15% (10% for the Money Market Fund) of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Board to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control

The Funds will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies

Each Fund will limit its investment in other investment companies to no more than 3%
of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than
10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. The Money Market Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.

Investing in Options

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

A Fund will not write call options in excess of 25% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

Regulatory Compliance

The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the
Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the
Money Market Fund will comply with the various requirements of the Rule under the
1940 Act, which regulates money market mutual funds. For example, the Rule generally prohibits the investment of more than 5% of the Money Market Fund's total assets in the securities of any one issuer, although the Money Market Fund's fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The Money Market Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to the Rule. The Money Market Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.


OTHER INVESTMENT POLICIES

Each Fund (except the Equity Income Fund and the Money Market Fund) has adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the
1940 Act. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.


--------------------------------------------------------------------------------------
DETERMINING MARKET VALUE OF SECURITIES
--------------------------------------------------------------------------------------

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUND ONLY)

The Board has decided that the best method for determining the value of portfolio instruments for the Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of the Rule promulgated by the  SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment goal.

Under the Rule, the Money Market Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Money Market Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies.

Monitoring Procedures.  The Board's procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions.  The Rule requires that the Money Market Fund limit its investments to instruments that, in the opinion of the Board, present minimal credit risks and have received the requisite rating from one or more NRSROs.  If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio.  In periods of declining interest rates, the indicated daily yield on shares of the Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of portfolio securities are determined as follows:

o
      for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market), if available;

o
      in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o
      for bonds and other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;

o
      for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o
      for all other securities, at a fair value as determined in good faith by the
      Board.

The Funds may value securities at prices provided by independent pricing services that may not rely exclusively on quoted prices and may consider:  institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges.
Options traded in the OTC market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the International Stock
Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board, although the actual calculation may be done by others.

--------------------------------------------------------------------------------------
WHAT DO SHARES COST?
--------------------------------------------------------------------------------------

Except under certain circumstances described in the Prospectus, shares are sold at their NAV (plus a sales charge) on days the NYSE is open for business. The procedure for purchasing shares is explained in the Prospectus under "How to Buy Shares" and
"What Do Shares Cost."

--------------------------------------------------------------------------------------
HOW ARE THE FUND SHARES SOLD?
--------------------------------------------------------------------------------------

Under the Distributor's Contract with the Funds, the Distributor (Edgewood Services,
Inc.), located at 5800 Corporate Drive, Pittsburgh, PA 15237-7002, offers shares on a continuous, best-efforts basis. Texas residents must purchase shares of the Funds through M&I Brokerage Services, Inc. at 1-800-580-FUND (3863), or through any authorized broker/dealer.

FRONT-END SALES CHARGE REALLOWANCE

The Distributor receives a front-end sales charge on certain share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to a broker-dealer, investment professional, or financial institution (Authorized
Dealers) for sales and/or administrative services. Any payments to an Authorized
Dealer in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an Authorized Dealer.

12B-1 PLAN

The Corporation has adopted a compensation-type plan for the Advisor Class of Shares of the Funds (Plan Shares) pursuant to Rule 12b-1 (the Plan) which was promulgated by the SEC pursuant to the 1940 Act. The Plan provides that the Funds' Distributor shall act as the distributor of Plan Shares, and it permits the payment of fees to brokers, dealers and administrators for distribution and/or administrative services.
The Plan is designed to stimulate brokers, dealers and administrators to provide distribution and/or administrative support services to the Funds and holders of Plan
Shares. These services are to be provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investment of client account cash balances;
answering routine client inquiries regarding the Plan Shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request.

Other benefits which the Funds hope to achieve through the Plan include, but are not limited to, the following: (1) an efficient and effective administrative system; (2)
a more efficient use of assets of holders of Plan Shares by having them rapidly invested in the Funds with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for holders of Plan Shares and prompt responses to shareholder requests and inquiries concerning their accounts.

By adopting the Plan, the Board expects that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their investment objectives. By identifying potential investors in Plan
Shares whose needs are served by the Funds' objectives and properly servicing these accounts, the Funds may be able to lessen fluctuations in rates of redemptions and sales.

SHAREHOLDER SERVICES

M&I Trust, through its division Marshall Investor Services (MIS), is the shareholder servicing agent for the Funds. As such, MIS provides shareholder services which include, but are not limited to, distributing Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares.

The Funds may pay M&I Trust for providing shareholder services and maintaining shareholder accounts. M&I Trust may select others (including Federated
Shareholder Services Company, a subsidiary of Federated Investors, Inc.) to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust (but not out of Fund assets). The Distributor and/or M&I
Trust may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

--------------------------------------------------------------------------------------
HOW TO BUY SHARES
--------------------------------------------------------------------------------------

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the Prospectus, larger purchases of the same share class reduce or eliminate the sales charge paid. For example, the Funds will combine all the Advisor
Class of Shares purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase into the same share class is made, the Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns the Advisor Class of Shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.50%, not 5.75%.

To receive the sales charge reduction, M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution at the time the purchase is made that the Advisor Class of Shares are already owned or that purchases are being combined. The Funds will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

Shareholders have the privilege of combining concurrent purchases of the same share class of two or more Marshall Funds in calculating the applicable sales charge.

To receive a sales charge reduction or elimination, M&I Brokerage Services must be notified by the shareholder in writing or by his/her investment professional or financial institution at the time the concurrent purchases are made.  The Funds will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

A shareholder can sign a letter of intent committing to purchase a certain amount of the same share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge.  The Funds' custodian will hold shares in escrow equal to the maximum applicable sales charge.  If the shareholder completes the commitment, the escrowed shares will be released to their account.  If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase the
Advisor Class of Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Advisor Class of Shares of any Marshall Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all shares of the Fund within the same share class.

The Advisor Class of Shares' shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same share class at the next determined NAV without any sales charge.  The original shares must have been subject to a sales charge and the reinvestment must be within 90 days.

In addition, if shares were reinvested through an investment professional or financial institution, the investment professional or financial institution would not be entitled to an advanced payment from M&I Brokerage Services on the reinvested shares, if otherwise applicable. M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge.  If the shareholder redeems shares in the Fund, there may be tax consequences.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own.  The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept.  The Fund will value your securities in the same manner as it values its assets.  This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind.  In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.  The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

In addition, the Funds have adopted procedures, consistent with the SEC's guidelines, to permit redemption in kind to an affiliate.

--------------------------------------------------------------------------------------
ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------------

VOTING RIGHTS

Shareholders of each Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution.  Each share of a Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote.  All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the
Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act.  The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the 1940
Act.  Directors may be removed by the shareholders at a special meeting.  A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable.  All shares issued and sold by the
Corporation will be fully paid and nonassessable except as provided in the WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.


As of October 1, 2003, the following shareholders owned of record, beneficially, or both 5% or more of a Fund's outstanding Advisor Class of Shares:

International Stock Fund: MITRA & Co., Marshall & Ilsley Trust Operations,
Milwaukee, WI, owned approximately 35,333 shares (9.39%).

Government Income Fund: Dain Rauscher, Inc. FBO Adams Consulting, LLC, Bloomfield,
MI, owned approximately 25,773 shares (5.03%).

Short-Term Income Fund: Pershing, LLC, Jersey City, NJ, owned approximately 21,239 shares (8.59%).

Money Market Fund: Omnibus Sweep Taxable, M&I Banks, Appleton, WI, owned approximately 10,271,833 shares (11.18%),


--------------------------------------------------------------------------------------
WHAT ARE THE TAX CONSEQUENCES?
--------------------------------------------------------------------------------------

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by each Fund.

Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Equity Funds if the Equity Funds were a regular corporation, and to the extent designated by the Equity Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.  No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations.  These dividends, and any short-term capital gains, are taxable as ordinary income.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities.
Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns. The Funds expect that only International Stock Fund will qualify for these Code provisions.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority.
State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS

Capital gains, when realized by the Funds, could result in an increase in distributions.  Capital losses could result in a decrease in distributions.  When a
Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

--------------------------------------------------------------------------------------
WHO MANAGES THE FUNDS?
--------------------------------------------------------------------------------------

BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are
"interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is 1000 North Water Street, Milwaukee, WI.  The Corporation comprises eleven portfolios and is the only investment company in the Fund Complex.  Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term.


As of October 1, 2003, the Funds' Board and Officers as a group owned less than 1%
of a Fund's outstanding shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

Name                       Principal Occupation(s) for Past Five    Aggregate
Age                        Years, Other Directorships Held and      Compensation
Address                    Previous Positions                       From Corporation
Positions Held with        ---------------------------------------  (past fiscal
Corporation                                                         year)
Date Service Began                                                  ----------------

                           Principal Occupations: President,                      $0
John M. Blaser+            Marshall Funds, Inc.; Vice President,
Age:  46                   M&I Trust, M&I Investment
PRESIDENT AND DIRECTOR     Management Corp.
Began serving: May 1999
                           Previous Positions: Partner and Chief
                           Financial Officer, Artisan Partners
                           Limited Partnership; Chief Financial
                           Officer and Principal Administrative
                           and Finance Officer, Artisan Funds,
                           Inc.

                           Principal Occupations: President and                   $0
David W. Schulz+           Director, M&I Investment
Age: 45                    Management Corp.; Vice President,
DIRECTOR                   M&I Trust.
Began serving: May 1999

+ Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with
M&I Investment Management Corp., the Fund's Adviser.
---------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION*

Name                  Principal Occupation(s) for Past   Aggregate
Age                   Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held        ---------------------------------  Corporation
with  Corporation                                        (past
Date Service Began                                       fiscal year)
                                                         ------------

John DeVincentis      Principal Occupations:                  $20,000
Age:  69              Independent Financial
--------------------  Consultant; Retired, formerly,
13821 12th Street     Senior Vice President of
Kenosha, WI           Finance, In-Sink-Erator Division
DIRECTOR              of Emerson Electric Corp.
Began serving:        (electrical products
October 1993          manufacturer).

Duane E. Dingmann     Principal Occupation: Retired;          $20,000
Age:  73              formerly President and owner,
--------------------  Trubilt Auto Body, Inc. and
1631 Harding Ave      Telephone Specialists, Inc.
Eau Claire, WI
DIRECTOR              Other Directorships Held: Class
Began serving:        B (nonbanking) Director, Ninth
March 1999            Federal Reserve District,
                      Minneapolis, MN.

James Mitchell        Principal Occupation: Chief             $20,000
Age: 56               Executive Officer, NOG, Inc.
--------------------  (metal processing and
2808 Range Line       consulting); Chairman, Ayrshire
Circle                Precision Engineering (precision
Mequon, WI            machining.
DIRECTOR              Previous Positions: Group Vice
Began serving:        President, Citation Corporation;
March 1999            Chief Executive Officer,
                      Interstate Forging Industries.

Barbara J. Pope       Principal Occupation: President,        $20,000
Age:  55              Barbara J. Pope, P.C.,
--------------------  (financial consulting firm);
Suite 2285            President, Sedgwick Street Fund
115 South La Salle    LLC (private investment
Street                partnership)
Chicago, IL
DIRECTOR
Began serving:
March 1999

---------------------------------------------------------------------------------------

OFFICERS**

Name                    Principal Occupation(s) and Previous Positions
Age                     ------------------------------------------------------
Address
Positions Held with
Corporation
                        Principal Occupations: President, Marshall Funds,
John M. Blaser          Inc.; Vice President, M&I Trust, M&I
Age:  46                Investment Management Corp.
PRESIDENT
                        Previous Positions: Partner and Chief Financial
                        Officer, Artisan Partners Limited Partnership; Chief
                        Financial Officer and Principal Administrative and
                        Finance Officer, Artisan Funds, Inc.

John D. Boritzke        Principal Occupations: Vice President, M&I
----------------------- Investment Management Corp., M&I Trust.
Age:  47
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

William A. Frazier      Principal Occupations:  Vice President, M&I
Age:  48                Investment Management Corp., M&I Trust.
-----------------------
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

Brooke J. Billick       Principal Occupations: Vice President and Securities
Age:  49                Counsel, M&I Trust, M&I Investment Management
----------------------- Corp.
M&I Trust
1000 Water Street       Previous Position: Shareholder/partner, Gibbs, Roper,
Milwaukee, WI           Loots & Williams, S.C.
SECRETARY

Lori K. Hoch            Principal Occupations: Vice President and Securities
Age:  32                Counsel, M&I Trust, M&I Investment Management
----------------------- Corp.
M&I Trust
1000 Water Street       Previous Positions: Associate, Michael, Best &
Milwaukee, WI           Friedrich LLP; Associate, Quarles & Brady LLP.
ASSISTANT SECRETARY

Joseph P. Bree          Principal Occupations:  Assistant Vice President and
Age:  30                Senior Financial Analyst, M&I Investment
----------------------- Management Corp.
M&I Investment
Management  Corp.       Previous Positions: Associate, Barclays Global
1000 Water Street       Investors; Associate, Strong Capital Management.
Milwaukee, WI
TREASURER

**Officers do not receive any compensation from the Corporation.
---------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year

Audit                         The Audit Committee reviews and                 Two
          John DeVincentis    recommends to the full Board the
          -----------------   independent auditors to be selected to
                              audit the Funds' financial statements;
          Duane E. Dingmann   meets with the independent auditors
                              periodically to review the results of the
          James Mitchell      audits and reports the results to the
                              full Board; evaluates the independence of
          Barbara J. Pope     the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              organizational structure, reporting
                              relationship, resources and
                              qualifications of senior management
                              personnel responsible for accounting and
                              financial reporting; reviews the
                              evaluations of the adequacy and
                              effectiveness of the Funds' system of
                              internal controls; investigates any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties; and performs any other
                              activity consistent with the Funds'
                              organizational documents as deemed
                              appropriate by the full Board or the
                              Audit Committee.

---------------------------------------------------------------------------------------

Board ownership of shares in the fund and in the marshall funds family of Investment companies AS OF DECEMBER 31, 2002

Interested             Fund Name          Dollar Range of                    Aggregate
Board Member Name     -----------------      Shares Owned              Dollar Range of
----------------------                         in Fund***     Shares Owned in Marshall
                                       ------------------                        Funds
                                                                  Family of Investment
                                                                             Companies
John M. Blaser        Equity Income      $50,001-$100,000                over $100,000
---------------------------------------------------------
                      Mid-Cap G&I     $10,001-$50,000
                      Mid-Cap Value       $10,001-$50,000
                      Small-Cap Growth    $10,001-$50,000
                      -----------------  $50,001-$100,000
                      International       $10,001-$50,000
                      Stock
                      Intermediate Bond

David W. Schulz       Large-Cap G&I     over $100,000                over $100,000
---------------------------------------------------------
                      Mid-Cap Growth     $50,001-$100,000
                      -----------------

Independent
Board Member Name     -----------------

John DeVincentis      Mid-Cap Growth           $1-$10,000                over $100,000
---------------------------------------------------------
                      Mid-Cap Value       $10,001-$50,000
                      Small-Cap Growth    $10,001-$50,000
                      Money Market           over$100,000

Duane E. Dingmann     Equity Income            $1-$10,000              $10,001-$50,000
---------------------------------------------------------
                      Large-Cap G&I        $1-$10,000
                      Mid-Cap Value            $1-$10,000
                      -----------------        $1-$10,000
                      Mid-Cap Growth

James Mitchell        Mid-Cap Value         over $100,000                over $100,000
---------------------------------------------------------
                      Mid-Cap Growth      $10,001-$50,000
                      International         over $100,000
                      Stock                 over $100,000
                      Short-Term Income     over $100,000
                      Money Market

Barbara J. Pope       Large-Cap G&I        $1-$10,000             $50,001-$100,000
---------------------------------------------------------
                      Mid-Cap Value       $10,001-$50,000
                      Mid-Cap Growth           $1-$10,000
                      Small-Cap Growth         $1-$10,000
                      Money Market       $50,001-$100,000

*** Dollar range of shares owned in any Fund that is not identified in this table is
"None."

ADVISER TO THE FUNDS

The Funds' investment adviser is M&I Investment Management Corp. (Adviser), a
Wisconsin corporation headquartered in Milwaukee, Wisconsin. The Adviser conducts investment research and makes investment decisions for the Funds. The Adviser provides investment management services for investment companies, financial institutions, individuals, corporations and not-for-profit organizations, and is registered as an investment adviser with the SEC. The Adviser is a wholly-owned subsidiary of Marshall & Ilsley Corporation (M&I Corp.), a bank holding company headquartered in Milwaukee, Wisconsin, with approximately $34 billion in assets. The Adviser shall not be liable to the Corporation, the Funds, or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser may have with an issuer.


SUB-ADVISER TO INTERNATIONAL STOCK FUND

BPI Global Asset Management LLP (BPI) is the Sub-Adviser to the International Stock
Fund. It is the Adviser's responsibility to select a Sub-Adviser for the
International Stock Fund that has distinguished itself in its area of expertise in asset management and to review the Sub-Adviser's performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter monitoring BPI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with
BPI. In evaluating BPI, the Adviser considers, among other factors, BPI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications.
The Adviser has the responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the Corporation's Board whether
BPI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Board regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the
International Stock Fund, except those operations contracted to BPI, the custodian, the transfer agent and the administrator. Although BPI's activities are subject to oversight by the Board and officers of the Corporation, neither the Board, the officers, nor the Adviser evaluates the investment merits of BPI's individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the International Stock Fund, subject to the International
Stock Fund's investment goal, policies and limitations. For its services under the subadvisory contract, the Sub-Adviser receives a fee at the annual rate of 0.40% of the International Stock Fund's average daily net assets. The Sub-Adviser is paid by the Adviser and not by the International Stock Fund. However, BPI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the Adviser. BPI, headquartered in Orlando, Florida, provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located principally in
Canada and the United States, and is an investment adviser registered with the SEC.
BPI is a Delaware limited liability partnership between CI Holdings USA, Inc. (CI
Holdings USA) as a 51% partner, and JBS Advisors, Inc. (JBS) as a 49% partner. CI
Global Holdings USA is a wholly-owned subsidiary of CI Global Holdings, Inc., which is a wholly-owned subsidiary of CI Mutual Funds, Inc. CI Mutual Funds, Inc. is a
wholly-owned subsidiary of CI Fund Management, Inc., a publicly-traded company located in Toronto, Ontario, Canada. JBS is owned by BPI's portfolio managers and its President.


For the fiscal years ended August 31, 2003, 2002 and 2001 the Adviser paid BPI
$1,152,141, $1,329,122 and $1,692,365, respectively.


BOARD REVIEW OF ADVISORY AND SUBADVISORY CONTRACTS

As required by the 1940 Act, the Corporation's Board has reviewed the investment advisory contract and subadvisory contract on behalf of the Funds.  The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.  The Board bases its ultimate decisions to approve advisory and subadvisory contracts on the totality of the circumstances and factors the Board deems relevant, and with a view to past and future long-term considerations. During its review of these contracts, the Board considered many factors, among the most material of which are: the investment objectives and long term performance of the Funds; the management philosophy, personnel, and processes used by the Adviser and the Sub-Adviser; the preferences and expectations of the Funds'
shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Fund and its shareholders by the Adviser's affiliates in addition to investment advisory services.

In assessing the Adviser's and Sub-Adviser's performance of their obligations, the
Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the
Board was mindful of the potential disruptions of the operations of the Funds and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract.  In particular, the Board recognizes that the determination by M&I Trust of the appropriateness of the Funds for the investment of fiduciary assets as well as the decisions by the Funds' retail and institutional shareholders to invest in the Funds are based on the strength of the
Adviser's industry standing and reputation and on the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Funds by other entities in the
M&I organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Funds; the profitability to the Adviser of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Corporation's Board is aware of these factors and takes them into account in its review of the Funds' advisory and subadvisory contracts.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and M&I
Trust on matters relating to the Funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser and its affiliates.  The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the meetings at which the Board's formal review of the advisory and subadvisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory and subadvisory contract is informed by reports covering such matters as: the  investment philosophy, personnel, and processes utilized by the Adviser and Sub-Adviser; the short- and long-term performance of the Funds (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Funds' expenses
(including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Adviser and the services providers that service the Funds; and relevant developments in the mutual fund industry and how the Funds and/or its service providers are responding to them.

The Board also receives financial information about the Adviser and its affiliates, including reports on the compensation and benefits the Adviser and its affiliates derive from their relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser's affiliate,
M&I Trust, for providing other services to the Funds under separate contracts
(e.g., for serving as the Funds' administrator, custodian and shareholder services agent).  The reports also discuss any indirect benefit the Adviser may derive from its receipt of research services from brokers who execute fund trades.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in a manner that, in the best judgment of the Adviser, is in the best economic interests of the Adviser's clients with respect to the potential economic return on the clients' investments.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities;
and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On routine matters, generally the Adviser will vote for proposals to: approve independent auditors; election of directors in uncontested elections; increases in authorized common shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action; share repurchase programs that institute or renew open market share repurchase programs in which all shareholders may participate on equal terms.

On matters of corporate  governance,  generally the Adviser will vote for proposals to:
permit a simple  majority of  shareholders  to approve  acquisitions  of a  controlling interest of issuers;  eliminate classified or staggered boards of directors;  eliminate cumulative  voting and  preemptive  rights;  and proposals to opt-out of state takeover statutes.  The Adviser  will  generally  vote  against the  adoption of  super-majority voting  provisions  that  require  greater than a  two-thirds  shareholder  approval to change the corporate  charter or bylaws or to approve  mergers and  acquisitions;  fair price  amendments  that are linked to a  super-majority  provision  and do not permit a takeover unless an arbitrary fair price is offered to all shareholders;  proposals that would create different classes of stock with unequal voting rights,  such as dual class exchange  offers  and dual class  recapitalizations;  and  proposals  that do not allow replacement of existing members of the board of directors.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution and other compensation plans that are consistent with standard business practices; and against proposals that would permit, for example, the repricing of outstanding options without substantial justification.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The
Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election, even if such a vote may be contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.

Proxy Voting Procedures
The Adviser has appointed a Proxy Officer who has the authority to direct the vote on proposals that require case-by-case determinations or where there has been a recommendation not to vote in accordance with a predetermined policy.  The Proxy
Officer reports to the Trust Investment Committee of the established a Proxy Voting
Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.

In the event that a portfolio manager of the Adviser concludes that the interests of a
Fund requires that a proxy be voted on a proposal in a manner that differs from the voting guidelines proxy voting guidelines, the manager may request that the Proxy
Officer consider voting on the proposal other than according to the guidelines, provided that the request accompanied by a written explanation of the reasons for the request and a description of any relationship with the party proposing the matter to the shareholders.  Upon such a request, the Proxy Officer may vary from the voting guidelines if the officer determines that voting on the proposal according to the guidelines would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interests of the client.
In determining the vote on any proposal pursuant to such a request, the Proxy Officer shall not consider any benefit other than the best interests of the client.

The Adviser's proxy voting procedures permit the Trust Investment Committee to develop and revise further procedures to assist the Adviser in the voting of proxies, which may include the use of a third party vendor to purposes of recommendations on particular shareholder votes being solicited or for the voting of proxies, or to override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser addresses potential material conflicts of interest by having a predetermined voting policy.  For those proposals that require case-by-case determinations, or in instances where special circumstances may require varying from the predetermined policy, the Proxy Officer will determine the vote in the best interests of the Adviser's clients, without consideration of any benefit to the
Adviser, its affiliates, its employees, its other clients, customers, service providers or any other party.


BROKERAGE TRANSACTIONS

The Adviser and/or BPI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund, the Adviser or BPI and may include:  advice as to the advisability of investing in securities;
security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser, BPI and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser and BPI in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, BPI or their affiliates might otherwise have paid, it would tend to reduce their expenses.


During the fiscal year ended August 31, 2003, aggregate total commissions with brokers to whom transactions were directed based on brokerage and research services provided were $2,180,907on transaction with an aggregate principal value of
$915,769,848.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by the SEC's rules, the Funds, their Adviser, Sub-Adviser and their
Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors and certain other employees.
Although they do permit these people to trade in securities, including those that the
Funds could buy, they also contain significant safeguards designed to protect the
Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR

M&I Trust is the administrator of the Funds, and Federated Services Company is
the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the aggregate Funds' average daily net assets (ADNA) as follows:

      ------------------------------------------
      Maximum Fee                 Funds' ADNA
      ------------------------------------------
      ------------------------------------------
      0.10%                 on the first $250
                                      million
      ------------------------------------------
      ------------------------------------------
      0.095%         on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.08%          on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.06%          on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.04%          on the next $500 million
      ------------------------------------------
      ------------------------------------------
      0.02%            on assets in excess of
                                 $1.5 billion
      ------------------------------------------

The administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the sub-administrator will be paid by the administrator.

The functions performed by the administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Corporation's governing documents, minutes of Board meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities, the
  Corporation's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o preparation, negotiation and administration of contracts on behalf of a Fund;

o supervision of the preparation of financial reports;

o preparation and filing of federal and state tax returns;

o assistance with the design, development and operation of a Fund; and

o providing advice to the Funds and Corporation's Board.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records.  For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.  The fee is based on the level of the Funds' average net assets for the period plus out-of-pocket expenses.

The transfer agent may employ third parties, including M&I Trust, to provide sub-accounting and sub-transfer agency services.  In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.

CUSTODIAN

M&I Trust, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Funds.  For its services as custodian, M&I Trust receives an annual fee, payable monthly, based on a percentage of a Fund's average aggregate daily net assets.

INDEPENDENT AUDITORS

The independent auditor for the Funds, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES

-------------------------------------------------------------------------------------------------------------------------------
Fund                   Advisory Fee Paid/                 Brokerage Commissions Paid             Administrative Fee Paid
                      Advisory Fee Waived

                                                    ---------------------------------------------------------------------------
             ------------------------------------------------------------------------------------------------------------------
                   For the fiscal year ended              For the fiscal year ended             For the fiscal year ended
                           August 31                              August 31                             August 31

             ------------------------------------------------------------------------------------------------------------------
             ------------------------------------------------------------------------------------------------------------------
                2003         2002          2001        2003         2002         2001         2003        2002        2001
             ------------------------------------------------------------------------------------------------------------------
Equity       $2,478,000/ $2,872,655/   $3,235,950/  $706,615    $721,730     $1,036,115    $326,469   $376,369     $412,653
Income Fund
             $0          $0            $0

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Large-Cap    $1,862,454/$$2,639,560/   $3,303,427/  $650,894    $550,330     $539,273      $248,138   $346,844     $420,778
Growth
&                    $0            $0
Income Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap      $1,649,924/$$1,566,354/   $982,930/    $413,547    $470,890     $472,033      $219,889   $208,827     $123,211
Value Fund
                         $0            $0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap      $1,555,284/$$2,175,526/   $2,993,863/  $1,037,203  $1,215,322   $581,589      $207,371   $287,817     $381,328
Growth Fund
                         $0            $0

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Small-Cap    $789,737/   $1,054,601/   $1,110,283/  $1,476,747  $1,067,771   $419,663      $78,974    $105,460     $105,181
Growth Fund  $0
                         $0            $0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
International$2,880,327/$$3,323,055/   $4,231,619/  $1,791,964  $1,210,489   $2,779,580    $286,128   $328,190     $397,420
Stock Fund
                         $70,000       $69,950
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Government   $2,864,544/$$2,845,707/   $2,816,490/  N/A         N/A          N/A           $375,342   $372,956     $359,874
Income Fund
                         $379,428      $375,532

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Intermediate $3,857,879/$$3,784,225/   $3,786,559/  N/A         N/A          N/A           $601,884   $592,063     $582,362
Bond Fund
                         $378,422      $378,656

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Short-Term   $795,059/   $754,851/     $743,887/    N/A         N/A          N/A           $132,510   $125,808     $123,125
Income Fund  $450,534
                         $427,749      $421,536

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Money        $4,801,790/$$4,597,139/   $3,734,926/  N/A         N/A          N/A           $1,377,739 $1,350,452   $11,256,944
Market Fund
                         $1,098,213    $1,244,975
-------------------------------------------------------------------------------------------------------------------------------
N/A - Not applicable

------------------------------------------------------------------------------------
                    For the fiscal year ended August 31, 2003
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Fund                                    12b-1 Fee      Shareholder Services Fee/

                                                        Shareholder Services Fee

                                                                 Waived
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Equity Income Fund                    $11,292               $11,292/$11,292
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Large-Cap Growth & Income Fund    $12,607               $12,607/$12,607
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Mid-Cap Value Fund                    $10,548               $10,548/$10,548
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Mid-Cap Growth Fund                   $7,107                 $7,107/$7,107
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Small-Cap Growth Fund                 $6,788                 $6,788/$6,788
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
International Stock Fund              $9,472                 $9,472/$9,472
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Government Income Fund                $10,845               $10,845/$10,845
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Intermediate Bond Fund                $12,188               $12,188/$12,188
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Short-Term Income Fund                $3,588                 $3,588/$3,588
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Money Market Fund                     $314,816                $262,347/$0
------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?
--------------------------------------------------------------------------------------

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds.  The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.  The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily.  Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with
$1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

The quoted performance data for the Small-Cap Growth Fund includes the performance of a predecessor collective trust fund for periods before the Fund's registration statement became effective on August 30, 1996, as adjusted to reflect the Fund's expenses. The collective trust fund was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.



YIELD

The Money Market Fund calculates the yield for the Advisor Class of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o
          determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o
          dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return;
          and

o
          multiplying the base period return by 365/7.


The Money Market Fund's yield for the Advisor Class of Shares for the seven-day period ended August 31, 2003, was 0.40%.


The yield for the other Funds' shares is calculated by dividing: (i) the net investment income per share earned by a Fund's shares over a 30-day period; by (ii)
the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.



EFFECTIVE YIELD (MONEY MARKET FUND ONLY)

The Money Market Fund's effective yield for the Advisor Class of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.


The Money Market Fund's effective yield for the Advisor Class of Shares for the seven-day period ended August 31, 2003 was 0.40%.

-----------------------------------------------------------------------------------------
Fund                        Average Annual Total Return                     Yield
                  for the following periods ended August 31, 2003      for the 30-day
                                                                        period ended
                                                                       August 31, 2003
                -------------------------------------------------------
                -------------------------------------------------------------------------
                            The Advisor Class of Shares                  The Advisor
                                      One Year                         Class of Shares
                                     Five Year
                                      Ten Year
                                  Since Inception
                -------------------------------------------------------------------------
                -------------------------------------------------------
                Return Before      Return After       Return After      30-Day Yield
                Taxes                Taxes on           Taxes on
                                   Distributions     Distributions
                                                      and Sale of
                                                      Fund Shares
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Equity          (0.52)%           (1.13)%           (0.39)%                 1.77%
Income Fund     N/A               N/A               N/A
                N/A               N/A               N/A
                (1.98)%(a)        (3.32)%(a)        (2.36)%(a)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Large-Cap       0.91%             0.84%             0.59%                   0.15%
Growth &    N/A               N/A               N/A
Income Fund     N/A               N/A               N/A
                (6.55)%(a)        (7.02)%(a)        (5.50)%(a)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mid-Cap         10.86%            10.80%            7.05%                   0.07%
Value Fund      N/A               N/A               N/A
                N/A               N/A               N/A
                9.84%(a)          7.78%(a)          7.43%(a)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mid-Cap         17.11%            17.11%            11.12%                   N/A
Growth Fund     N/A               N/A               N/A
                N/A               N/A               N/A
                0.63%(a)          (1.35)%(a)        (0.11)%(a)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Small-Cap       27.48%            27.48%            17.86%                   N/A
Growth Fund     N/A               N/A               N/A
                N/A               N/A               N/A
                1.39%(a)          0.46%(a)          0.88%(a)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
International   1.42%             1.42%             0.92%                    N/A
Stock Fund      N/A               N/A               N/A
                N/A               N/A               N/A
                (2.13)%(a)        (3.24)%(a)        (2.12)%(a)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Government      (2.59)%           (3.80)%           (1.73)%                 2.13%
Income Fund     N/A               N/A               N/A
                N/A               N/A               N/A
                4.12%(a)          2.08%(a)          2.21%(a)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Intermediate    (0.11)%           (1.70)%           (0.14)%                 2.62%
Bond Fund       N/A               N/A               N/A
                N/A               N/A               N/A
                4.25%(a)          2.12%(a)          2.27%(a)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Short-Term      0.95%             (0.51)%           0.56%                   2.07%
Income Fund     N/A               N/A               N/A
                N/A               N/A               N/A
                4.40%(b)          2.51%(b)          2.58%(b)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Money Market    0.75%             N/A               N/A                     0.41%
Fund            3.52%
                4.12%
                  --
-----------------------------------------------------------------------------------------
      a) December 31, 1998
b)
         October 31, 2000

--------------------------------------------------------------------------------------
PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------------

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;
o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment
  Company Institute (ICI).

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Funds may quote information from sources the Funds believe are reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance.  When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.  The financial publications and/or indices which the Funds' use in advertising may include:


o
          Morgan Stanley Capital International Europe, Australasia and Far East Index
          (EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices.
          EAFE performance data is calculated in U.S. dollars and in local currency.


o
          Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

o
          Consumer Price Index is generally considered to be a measure of inflation.

o
          Dow Jones Industrial Average (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

o
          Standard & Poor's Daily Stock Price Index Of 500 Common Stocks, a
          composite index of common stocks in industry, transportation, financial and public utility companies. The Standard & Poor's Index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o
          Standard & Poor's Midcap 400 Stock Price Index, a composite index of
          400 common stocks with market capitalizations between $200 million and
          $7.5 billion in industry, transportation, financial and public utility companies.  The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index.  Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o
          Standard & Poor's Ratings Group Small Stock Index is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

o
          Russell 1000 Growth Index consists of those Russell 1000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

o
          Russell 1000 Value Index consists of those Russell 1000 securities with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit low price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the Russell 1000 Growth
          Index.

o
          Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

o
          Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

o
          Russell Midcap Growth Index is a broadly diversified index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

o
          Russell Midcap Value Index is a broadly diversified index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

o
          Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
          Nasdaq-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o
          Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the
          Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical
          Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

o
          iMoneyNet, Inc.'s Money Fund ReportTM  publishes annualized yields of over
          300 taxable money market funds on a weekly basis and, through its Money
          Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

o
          The S&P/BARRA Value Index (Large-Cap) and the S&P/BARRA Growth
          Index  (Large-Cap) are constructed by Standard & Poor's and BARRA,
          Inc., an investment technology and consulting company, by separating the
          S&P 500 Index into value stocks and growth stocks.  The S&P/BARRA
          Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios.
          The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth
          (concentrated in electronics, computers, health care and drugs).  The
          S&P/BARRA Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index.  These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors).  The S&P/BARRA Value and S&P/BARRA
          Growth Indices are capitalization-weighted and rebalanced semi-annually.
          Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

o
          The S&P/BARRA Value Index (Mid-Cap) and the S&P/BARRA Growth Index
          (Mid-Cap) are designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and BARRA,
          Inc. cooperate to employ a price-to-book value calculation, whereby the market capitalization of an index (S&P 500, S&P MidCap 400, S&P
          SmallCap 600) is divided equally between growth and value. Companies in each
          U.S. index are split into two groups based on price-to-book ratios to create growth and value indices. The S&P/BARRA Value Index contains companies with lower price-to-book ratios, while the S&P/BARRA Growth Index contains those with higher ratios. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

o
          Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith,
          Inc.

o
          Merrill Lynch 1-Year Treasury Bill Index is comprised of the most recently issued one-year U.S. Treasury bills. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

o
          Merrill Lynch Corporate A-Rated (1-3 Year) Bond Index is a universe of corporate bonds and notes with maturities between 1-3 years and rated A3 or higher.

o
         The Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market.  The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

o
          Merrill Lynch Corporate Master Index is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better.  These quality parameters are based on the composites of ratings assigned by
          S&P's and Moody's. Only bonds with a minimum maturity of one year are included.

o
          Lehman Brothers Government/Credit (Total) Index is comprised of approximately 5,000 issues which include:  non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporation; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance.  The average maturity of these bonds approximates nine years.  Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

o
          Lehman Brothers Intermediate Government/Credit Bond Index is a universe of government and corporate bonds rated BBB or higher with maturities between
          1-10 years.

o
          Lehman Brothers Mortgage-Backed Securities Index is a universe of fixed rate securities backed by mortgage pools of GNMA, Federal Home Loan
          Mortgage Corp. (FHLMC), and FNMA.

o
          Lehman Brothers Five-Year State General Obligations Bonds is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception,
          December 31, 1979.

o
          The Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics.  The index represents data aggregated by mortgage pool and coupon within a given sector.  A market weighted portfolio is constructed considering all newly created pools and coupons.

Investors may also consult the fund evaluation consulting universes listed below.
Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation and mutual funds.

o
          Fiduciary Consulting Grid Universe, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

o
          SEI DataBase for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six and twelve months.

o
          Mercer Meidinger, Inc. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three and five year basis.

--------------------------------------------------------------------------------------
ECONOMIC AND MARKET INFORMATION
--------------------------------------------------------------------------------------


Advertising and sales literature for a Fund may include discussions of economic, financial, and political developments and their effect on the securities market.
Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the ICI. For example, according to the ICI, 49.6%
(as of May 2002) of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.97trillion to the more than 8246 mutual funds available (as of
August 2003).

--------------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------------

The financial statements for the fiscal year ended August 31, 2003 are incorporated herein by reference from the Funds' Advisor Class of Shares Annual Report dated
August 31, 2003 (for the fiscal year ended August 31, 2003) and the Semi-Annual
Report dated February 28, 2003 (for the semi-annual period ended February 28, 2003)
(File Nos. 33-48907 and 811-7047).  A copy of the Annual Report and the Semi-Annual
Report for a Fund may be obtained without charge by contacting MIS at the address located on the back cover of the SAI or by calling MIS at 1-414-287-8555 or
1-800-580-FUND (3863).


--------------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------------

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR--Not rated by Moody's.

FITCH RATINGS LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection;
broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH RATINGS SHORT-TERM RATINGS

F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+
and F-1 categories.

STANDARD AND POOR'S MUNICIPAL BOND RATINGS

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

NR -- NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE MUNICIPAL BOND RATINGS

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR -- Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classification of Aa and A in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S MUNICIPAL NOTE RATINGS

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+)
designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM DEBT RATINGS

MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

--------------------------------------------------------------------------------------
ADDRESSES
--------------------------------------------------------------------------------------
Marshall Equity Income Fund

Marshall Large-Cap Growth & Income Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Government Income Fund

Marshall Intermediate Bond Fund

Marshall Short-Term Income Fund

Marshall Money Market Fund
                                                1000 North Water Street
                                                P.O. Box 1348
                                                Milwaukee, Wisconsin 53201-1348

--------------------------------------------------------------------------------------

Distributor
            Edgewood Services, Inc.             5800 Corporate Drive
                                                Pittsburgh, PA 15237-7002

Adviser to all Funds
            M&I Investment Management Corp. 1000 North Water Street
                                                Milwaukee, Wisconsin 53202

Sub-Adviser to Marshall International Stock Fund
            BPI Global Asset Management LLP     1900 Summit Tower Boulevard
                                                Suite 450
                                                Orlando, Florida 32810

Custodian
            Marshall & Ilsley Trust Company N.A.  1000 North Water Street
                                                Milwaukee, Wisconsin 53202

Transfer Agent, Dividend Disbursing Agent and
       Portfolio Accounting Services
            Federated Services Company          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

Shareholder Servicing Agent                     Marshall Investor Services, a
                                                division of Marshall & Ilsley Trust Company
                                                P.O. Box 1348
                                                Milwaukee, Wisconsin 53201-1348

Legal Counsel                                   Bell, Boyd & Lloyd
LLC         Three First National Plaza          70 West Madison Street, Suite 3300
                                                Chicago, IL 60602-4207

Independent Auditors
            Ernst & Young LLP               200 Clarendon Street
                                                Boston, MA 02116-5072

Marshall Investor Services

1000 North Water Street

Milwaukee, Wisconsin 53202

414-287-8555 or 800-236-FUND (3863)

TDD: Speech and Hearing Impaired Services

1-800-236-209-3520

Internet address: http:www.marshallfunds.com

[Logo of Marshall Funds]

Marshall Money Market Fund
The Investor Class of Shares

(Class Y)

Risk/Return Profile	2
Fees and Expenses of the Fund	3
The Main Risks of Investing in the Fund	4
Securities Descriptions	5
How to Buy Shares	7
How to Redeem and Exchange Shares	10
Account and Share Information	13
Marshall Funds, Inc. Information	15
Financial Highlights	16

An investment in Marshall Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus


October 31, 2003


Risk/Return Profile

Marshall Money Market Fund

Goal: To provide current income consistent with stability of principal.


Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income which minimizes volatility, the Fund’s investment adviser (Adviser) uses a “bottom-up” approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

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Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks and liquidity risks.

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Annual Total Returns (calendar years 1993-2002)

Total Returns
Best quarter	(4Q00)	1.60%
Worst quarter	(4Q02)	0.34%
Year-to-date	(3Q03)	0.65%

7-Day Net Yield

7-Day Net Yield (as of 12/31/02)*	1.16%

Average Annual Total Returns through 12/31/02**

	1 Year	5 Year	10 Year

Fund	1.56%	4.45%	4.57%

LMMFI	1.01%	3.91%	4.18%

MFRA	1.29%	4.09%	4.24%

*Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-236-FUND (3863).

**The table shows the Fund’s average annual total returns over a period of time relative to the Lipper Money Market Funds Index (LMMFI), which is an index of funds with similar objectives, and the Money Fund Report AveragesTM (MFRA) (formerly, IBC Financial Data), an average of money funds with similar objectives. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.

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As with all mutual funds, past performance is no guarantee of future results.

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Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage of the Fund’s net assets)
Management Fee	0.15%(2)
Distribution (12b-1) Fee	None
Shareholder Servicing Fee	0.25%
Other Expenses	0.08%

Total Annual Fund Operating Expenses(1)	0.48%

(1) Although not contractually obligated to do so, the Adviser waived certain amounts. The net expenses the Fund actually paid for the fiscal year ended August 31, 2003 are shown below.
Total Actual Annual Fund Operating Expenses (after waiver)	0.45%

(2) The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.12% for the fiscal year ended August 31, 2003.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company N.A. (M&I Trust), an affiliate of the Adviser, receives custodial and administrative fees for the services it provides to the Fund or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see “Marshall Funds, Inc. Information.” Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Fund’s Investor Class of Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Investor Class of Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Investor Class of Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

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The Main Risks of Investing in the Fund

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As with all money market funds, the Fund is subject to certain risks, which are described below.

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Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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Call Risks. Some of the securities in which the Fund invests may be redeemed by the issuer before maturity (or “called”). This will most likely happen when interest rates are declining. If this occurs, the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

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These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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Securities Descriptions

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Following is a description of the main securities in which the Fund invests.

Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate.

The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest:

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

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Commercial Paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months.

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Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses.

Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

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Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.

Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Funding Agreements. Funding Agreements (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, theFund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Repurchase Agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

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How to Buy Shares

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Who May Purchase the Investor Class of Shares? The Investor Class of Shares is for investors that invest on their own behalf. To open an account with the Fund, the first investment must be at least $1,000. The minimum investment amount to add to your existing account is $50. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion.

What Do Shares Cost? You can buy the Investor Class of Shares of the Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined NAV.

The NAV for the Fund is determined twice daily at 12:00 noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, the Fund’s portfolio is valued using amortized cost.

How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the account application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Fund to verify your identity.

Purchase orders for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be purchased at that day’s NAV. For purchase orders for the Fund in excess of $1,000,000 received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), Marshall Investor Services (MIS) will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day’s dividend. The Fund reserves the right to reject any purchase request. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number.

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Fund Purchase Easy Reference Table

Minimum Investments

$1,000 • To open an Account

$50 • To add to an Account (including through a Systematic Investment Program)

Phone 1-800-236-FUND (3863)

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  Contact MIS.

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  Complete an application for a new account.
  If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Fund having an identical shareholder registration.

Mail

  To open an account, send your completed account application and check payable to “Marshall Funds” to the following address:

Marshall Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348

  To add to your existing Fund Account, send in your check, payable to “Marshall Funds,” to the same address. Indicate your Fund account number on the check.

In Person

  Bring in your completed account application (for new accounts) (M-F 8-5 Central Time) and a check payable to “Marshall Funds” to:

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Marshall Investor Services
1000 North Water Street, 13th Floor
Milwaukee, WI 53202

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Wire

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  Notify MIS at 1-800-236-FUND (3863) by 12:00 noon (Central Time). If your purchase order for the Fund is received by 12:00 noon (Central Time) and your wire is received by M&I Marshall & Ilsley Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.

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  Then wire the money to:

M&I Marshall & Ilsley Bank
ABA Number 075000051

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Credit to: Marshall Funds, Deposit Account, Account Number 27480;
Further credit to: The Investor Class [Money Market Fund];
Re: [Shareholder name and account number]

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  If a new Account, fax application to: Marshall Investor Services at 1-414-287-8511.
  Mail a completed account application to the Fund at the address above under “Mail.”
  Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

Systematic Investment Program

  You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MIS receives the order.
  The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.
  Call MIS at 1-800-236-FUND (3863) to apply for this program.

Marshall Funds OnLineSM

  You may purchase Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See “Fund Transactions Through Marshall Funds OnLineSM” in the Account and Share Information section.

Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares

  If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.
  If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.
  All checks should be made payable to the “Marshall Funds”.

How to Redeem and Exchange Shares

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How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the “Fund Redemption Easy Reference Table.” You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Trust customers of M&I Trust should contact their account officer to make redemption requests.

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Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS or any Authorized Dealer. It is the responsibility of MIS, and Authorized Dealer or service provider to promptly submit redemption requests to a Fund if you request a wire transferred redemption to occur the same day.

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Redemption requests for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day’s NAV. For redemption requests for the Fund in excess of $1,000,000 received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day.

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Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees.

Fund Redemption Easy Reference Table

Phone 1-800-236-FUND (3863) (Except Retirement Accounts, which must be done in writing)

  If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker/dealer, you must contact your account representative.

Mail

  Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

Marshall Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348

  If you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.
  For additional assistance, call 1-800-236-FUND (3863).

In Person

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  Bring in the written redemption request with the information described in “Mail” above to Marshall Investor Services, 1000 North Water Street, 13th Floor, Milwaukee, WI, 53202 (M-F 8-5 Central Time). The proceeds from the redemptions will be sent to you in the form of a check or by wire.

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Systematic Withdrawal Program

  If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.
  Contact MIS to apply for this program.

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Checkwriting (The Money Market Fund Only)

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  You can redeem shares of the Fund by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form.

The Fund will then provide you with the checks.

  Your check is treated as a redemption order for Fund shares equal to the amount of the check.
  A check for an amount in excess of your available Fund account balance will be returned marked “insufficient funds.”
  Checks cannot be used to close your Fund account balance.
  Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

Marshall Funds OnLineSM

  You may redeem Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See “Fund Transactions Through Marshall Funds OnLineSM” in Account and Share Information section.

Additional Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

  when you want a redemption to be sent to an address other than the one you have on record with a Fund;
  when you want the redemption payable to someone other than the shareholder of record; or
  when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.
  You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

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Exchange Privilege. You may exchange the Investor Class of Shares of the Fund for the Investor Class of Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

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Funds are offered by separate Prospectus. Call 1-800-236 FUND (3863) for the current Prospectus.

Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through MIS, you may telephone instructions to MIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker/dealers, financial institutions or service providers should contact their account representative.

Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for shares to be exchanged at the NAV calculated that day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.

The Fund and its service providers will record your telephone instructions. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Account and Share Information

Fund Transactions Through Marshall Funds OnLineSM. If you have previously established an account with the Funds, and have signed an OnLineSM Agreement, you may purchase, redeem or exchange shares through the Marshall Funds’ Internet Site on the World Wide Web (http://www.marshall-funds.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site—you may only establish a new Fund account under the methods described in the “How to Buy Shares” section.

Trust customers of M&I Trust should contact their account officer for information on the availability of transactions over the Internet.

You should contact MIS at 1-800-236-FUND (3863) to get started. MIS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact MIS.

Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases	$50	$100,000
Redemptions	By ACH:$50 By wire: $1,000	By ACH: $50,000 By wire: $50,000
Exchanges	$50	$100,000

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Your transactions through the Web Site are effective at the time they are received by a Fund, and are subject to all of the conditions and procedures described in this Prospectus.

You may not change your address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the Web Site for account histories or transactions, you should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Fund and its service providers have established certain security procedures, the Fund, its distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party—should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Marshall Funds, its transfer agent, distributor and MIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive periodic statements reporting all account activity, including dividends and capital gains paid, and purchases and redemptions.

Dividends and Capital Gains. Dividends of the Fund are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares, through the day your shares are redeemed.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Tax Information

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Federal Income Tax. The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Marshall Funds, Inc. Information

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Management of the Marshall Funds. The Board of Directors (the Board) governs the Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp.

The Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin, 53202.

Adviser’s Background. M&I Investment Management Corporation is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2003, the Adviser had approximately $14.5 billion in assets under management, of which $6.1 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973.

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The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Portfolio Manager. The Fund is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the Fund since January 1, 1994, and has been employed by the Adviser since January 1993.

Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

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Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.15% of the Fund’s average daily net assets (ADNA).

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The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

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Affiliate Services and Fees. Marshall & Ilsley Trust Company N.A., an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, MIS. For the Fund, the annual custody fee is 0.02% on the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on the Fund’s ADNA.

M&I Trust is the administrator of the Marshall Funds, and Federated Services Company is the sub-administrator. As administrator, M&I Trust is entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund’s ADNA as follows:

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Maximum Fee	Fund’s ADNA

0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

Financial Highlights—Investor Class of Shares

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The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Fund’s independent auditors for the fiscal years ended August 31, 1999 through August 31, 2003. Their report dated October 13, 2003 is included in the Annual Report for the Fund, which is incorporated by reference. This table should be read in conjunction with the Fund’s financial statements and notes thereto, which may be obtained free of charge from the Fund.

Further information about the performance of the Fund is contained in the Fund’s Annual Report dated August 31, 2003, which may be obtained free of charge.

(For a share outstanding throughout each period)

			Distributions to
	Net Asset		shareholders				Ratios to Average Net Assets		Net Assets,
Year	Value,		from Net	Net Asset			Net		End
Ended	Beginning	Net Investment	Investment	Value, End	Total		Investment	Expense	of Period
August 31,	of Period	Income	Income	of Period	Return(1)	Expenses	Income	Waiver(2)	(000 omitted)

1999	$1.00	0.05	(0.05)	$1.00	4.98%	0.41%	4.86%	0.25%	$1,663,740
2000	$1.00	0.06	(0.06)	$1.00	5.88%	0.44%	5.73%	0.16%	$1,776,669
2001	$1.00	0.05	(0.05)	$1.00	5.32%	0.46%	5.22%	0.05%	$1,697,200
2002	$1.00	0.02	(0.02)	$1.00	1.99%	0.45%	1.95%	0.04%	$1,857,948
2003	$1.00	0.01	(0.01)	$1.00	1.05%	0.45%	1.04%	0.03%	$1,889,427

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

A Statement of Additional Information (SAI) dated October 31, 2003, is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Investment Commentary discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, write to or call Marshall Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863).


You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Marshall Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)
 Internet address: http://www.marshallfunds.com
TDD: Speech and Hearing Impaired Services 1-800-209-3520


Cusip 572353 10 0
27302 (10/03)
Investment Company Act File No. 811-7047

Edgewood Services, Inc.
Distributor


Statement of Additional Information

MARSHALL MONEY MARKET FUND

A Portfolio of Marshall Funds, Inc.

The Investor Class of Shares

(Class Y)


This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectuses for the Marshall Money Market Fund's Investor Class
of Shares, dated October 31, 2003. This SAI incorporates by reference the Fund's
Annual Report. You may obtain the Prospectuses or Annual Report without charge by calling Marshall Investor Services (MIS) at 414-287-8555 or 1-800-236-FUND (3863), or
you can visit the Marshall Funds' Internet site on the World Wide Web at
(http://www.marshallfunds.com).


PO Box 1348
Milwaukee, Wisconsin 53201-1348

October 31, 2003

                Contents
                How are the Marshall Funds Organized?            1
                Securities in Which the Fund Invests             1
                Securities Descriptions, Techniques and Risks    2
                Fundamental Investment Objective                 6
                Investment Limitations                           6
                Determining Market Value of Securities           8
                What Do Shares Cost?                             9
                How is the Fund Sold?                            9
                How to Buy Shares                                9
                Account and Share Information                   10
                What are the Tax Consequences?                  10
                Who Manages the Fund?                           11
                How Does the Fund Measure Performance?          20
                Performance Comparisons                         21
                Economic and Market Information                 22
                Financial Statements                            22
                Addresses                                       23

G00714-02 (10/03)
EDGEWOOD SERVICES, INC.
--------------------------------------------------------------------------------------
Distributor

HOW ARE THE MARSHALL FUNDS ORGANIZED?

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.


The Fund is a diversified portfolio of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes.
The Board of Directors (the Board) has established three classes of shares of the
Fund, known as the Advisor Class of Shares, the Investor Class of Shares and the
Institutional Class of Shares. This SAI relates to the Investor Class of Shares for the Money Market Fund. The Funds' investment adviser is M&I Investment
Management Corp. (Adviser). This SAI contains additional information about the
Corporation and the Investor Class of Shares of the Fund. This SAI uses the same terms as defined in the Prospectus.


The definitions of the terms series and class in the Wisconsin Business Corporation
Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this SAI. The Articles of Incorporation of the
Corporation reconcile this inconsistency in terminology, and provide that the
Prospectus and SAI may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code (the Code).

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities are a:

o
   P = Principal investment of the Fund (shaded in chart); or
o
   A = Acceptable (but not principal) investment of the Fund

-------------------------------------------------------------------------------
Securities                                                  Money Market Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Asset-Backed Securities 1                                           A
------------------------------------------------------------
-------------------------------------------------------------------------------
Bank Instruments 2                                                  P
-------------------------------------------------------------------------------
------------------------------------------------------------
Borrowing                                                           A
------------------------------------------------------------
-------------------------------------------------------------------------------
Debt Obligations                                                    P
------------------------------------------------------------
-------------------------------------------------------------------------------
Demand Master Notes                                                 P
-------------------------------------------------------------------------------
------------------------------------------------------------
Derivative Contracts and Securities                                 A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fixed Rate Debt Obligations                                         P
------------------------------------------------------------
-------------------------------------------------------------------------------
Floating Rate Debt Obligations                                      P
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Foreign Money Market Instruments                                    A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Forward Commitments, When-Issued and Delayed Delivery               A
Transactions
------------------------------------------------------------
-------------------------------------------------------------------------------
Funding Agreements                                                  A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Guaranteed Investment Contracts                                     A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Illiquid and Restricted Securities 3                                A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lending of Portfolio Securities                                     A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mortgage-Backed Securities                                          A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Participation Interests                                             A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Prime Commercial Paper 4                                            P
------------------------------------------------------------
-------------------------------------------------------------------------------
Repurchase Agreements                                               P
-------------------------------------------------------------------------------
------------------------------------------------------------
Reverse Repurchase Agreements 5                                     A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Securities of Other Investment Companies                            A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. Government Securities                                          A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Variable Rate Demand Notes                                          A
-------------------------------------------------------------------------------
1. The Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days.
---------------------------------------------------------------------------------------
2. The Fund may purchase foreign bank instruments.
3. The Fund may invest up to 10% of its assets in illiquid securities.
4. The Fund may purchase commercial paper rated in the two highest rating categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Adviser to be of comparable quality.
5. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the
Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income asset (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities may also resemble some types of collateralized mortgage obligations (CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

Bank Instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments.
Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Fund will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings
Association Insurance Fund, which are administered by the Federal Deposit Insurance
Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as bank instruments.

      Foreign Bank Instruments. Eurodollar Certificates of Deposit (ECDs), Yankee
      dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are
      all U.S. dollar denominated certificates of deposit. ECDs are issued by, and
      ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the
      U.S. by foreign issuers.

      ECDs, ETDs, YCDs and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions.
      Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Borrowing. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of net assets, and pledge some assets as collateral. When the Fund borrows it will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money.
With respect to borrowings, the Fund is required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, the
Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Corporate Debt Securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality. The fixed income securities in which the Fund invests will be rated at least investment grade by an NRSRO. Investment grade securities have received one of an NRSRO's four highest ratings. Securities receiving the fourth highest rating (Baa by Moody's Investors Service or BBB by Standard & Poor's or Fitch Ratings) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The Fund is subject to Rule 2a-7 (the Rule) under the
Investment Company Act of 1940 (1940 Act), and will follow the credit quality requirements of the Rule.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.
Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the interest rate and credit risk as compared to other debt securities of the same issuer.

The Fund may invest in commercial paper issued under Section 4(2) of the Securities
Act of 1933. By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Fund. A Fund purchasing
Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

The Fund believes that Section 4(2) commercial paper and certain other restricted securities which meet the Board's criteria for liquidity are quite liquid. Section
4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

Demand Features. The Fund may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit the Fund to demand payment of the value of the security (plus an accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security.
Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as the Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days. Many master notes give the Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Derivative  Contracts  are  financial  instruments  that  require  payments  based upon
changes  in  the  values  of  designated  (or   underlying)   securities,   currencies,
commodities,  financial  indices or other assets.  Some  derivative  contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the underlying  asset.  Other  derivative  contracts  (such as swaps) require  payments relating  to the income or returns  from the  underlying  asset.  The other  party to a derivative contract is referred to as a counterparty.

Many derivative  contracts are traded on securities or commodities  exchanges.  In this case, the exchange sets all the terms of the contract  except for the price.  Investors make payments due under their contracts  through the exchange.  Most exchanges  require investors to maintain  margin  accounts  through their brokers to cover their potential obligations  to the exchange.  Parties to the contract make (or collect) daily payments to the margin  accounts to reflect  losses (or gains) in the value of their  contracts.
This protects investors against potential defaults by the counterparty.

Trading  contracts on an exchange also allows investors to close out their contracts by entering  into  offsetting  contracts.  For  example,  the Fund could close out an open contract to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same  date.  If the  offsetting  sale price is more than the original  purchase price,  the Fund realizes a gain; if it is less, the Fund realizes a loss.  Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from  closing out a  position.  If this  happens,  the Fund will be  required  to keep  the  contract  open  (even  if it is  losing  money  on the contract),  and to make any payments  required  under the  contract  (even if it has to sell  portfolio  securities at unfavorable  prices to do so).  Inability to close out a contract  could also harm the Fund by  preventing  it from  disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade  derivative  contracts  over-the-counter  (OTC) in transactions negotiated  directly  between  the  Fund and the  counterparty.  OTC  contracts  do not necessarily  have  standard  terms,  so they cannot be  directly  offset with other OTC contracts.  In  addition,  OTC  contracts  with  more  specialized  terms  may be  more difficult to price than exchange traded contracts.

Depending upon how the Fund uses  derivative  contracts and the  relationships  between the  market  value  of a  derivative  contract  and the  underlying  asset,  derivative contracts  may increase or decrease the Fund's  exposure to market and currency  risks, and may also expose the Fund to  liquidity  and  leverage  risks.  OTC  contracts  also expose  the Fund to  credit  risks in the event  that a  counterparty  defaults  on the contract.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.
This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

     As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Money Market Instruments. ECDs, YCDs and ETDs are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the
Agreement is paid from the general assets of the issuer. The Fund will only purchase
Agreements from issuers that meet quality and credit standards established by the
Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in
Agreements does not currently exist. Also, the Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Fund currently lends its portfolio securities through Marshall & Ilsley Trust Company
N.A. (M&I Trust), as agent. The Fund and M&I Trust have received an order from the Securities and Exchange Commission (SEC) that permits M&I Trust to charge, and the Fund to pay, market-based compensation for M&I Trust's services.

Securities Lending Risks. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Fund is also subject to the risks associated with the investments of cash collateral, usually fixed income securities risk.

Mortgage-Backed  Securities  represent interests in pools of mortgages.  The underlying mortgages normally have similar interest rates,  maturities and other terms.  Mortgages may have fixed or adjustable  interest  rates.  Interests in pools of  adjustable  rate mortgages are known as ARMs.

Mortgage-backed  securities come in a variety of forms. Many have extremely complicated
terms.   The  simplest  form  of   mortgage-backed   securities   is  a   "pass-through
certificate."  Holders  of  pass-through  certificates  receive a pro rata share of the payments from the  underlying  mortgages.  Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

CMOs are  complicated  instruments  that  allocate  payments  and  prepayments  from an
underlying   pass-through   certificate   among   holders  of   different   classes  of
mortgage-backed  securities.  This creates  different  prepayment  and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs)
and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However,
IOs' prices tend to increase when interest rates rise (and prepayments fall), making
IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall.
This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes
(TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class
(Floaters) receives a share of interest payments based upon a market index such as
LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse
Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class.
To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs)
(offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the
CMOs. Z classes, IOs, POs and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the
Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Treasury Securities are direct obligations of the federal government of the United
States. Investors regard Treasury securities as having the lowest credit risk.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income with stability of principal. The investment objective of the Fund may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS
FUNDAMENTAL LIMITATIONS
The following investment limitations are fundamental and cannot be changed for the
Fund unless authorized by the "majority of the outstanding voting securities" of the
Fund, as defined by the 1940 Act.

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its net assets including the amounts borrowed; and except to the extent that the Fund is permitted to enter into futures contracts, options or forward contracts.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

Lending Cash or Securities
The Fund will not lend any of its assets except portfolio securities. Loans may not exceed one-third of the value of the Fund's total assets. This shall not prevent the
Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and limitations.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Concentration of Investments
The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS
The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Board to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control
The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies
The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than
5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. The Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.

Investing in Options
Except for bona fide hedging purposes, the Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

The Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

The Fund will not write call options in excess of 25% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this
SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of the Rule under the 1940 Act, which regulates money market mutual funds. For example, the Rule generally prohibits the investment of more than 5%
of the Fund's total assets in the securities of any one issuer, although the Fund's fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

DETERMINING MARKET VALUE OF SECURITIES
USE OF THE AMORTIZED COST METHOD

The Board has decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of the Rule promulgated by the SEC under the
1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value (NAV) per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment goal.

Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the
Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies.

Monitoring Procedures. The Board's procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions. The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Board, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on shares of the
Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

WHAT DO SHARES COST?

Except under certain circumstances described in the Prospectus, shares are sold at their NAV on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the Prospectus under "How to Buy Shares" and "What
Do Shares Cost?"

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services,
Inc.), located at 5800 Corporate Drive, Pittsburgh, PA 15237-7002, offers shares on a continuous, best-efforts basis. Texas residents must purchase shares of the Fund through M&I Brokerage Services, Inc. at 1-800-236-FUND (3863), or through any authorized broker/dealer.

SHAREHOLDER SERVICES

M&I Trust, through its division MIS, is the shareholder servicing agent for the
Fund. As such, MIS provides shareholder services which include, but are not limited to, distributing Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares.
The Fund may pay M&I Trust for providing shareholder services and maintaining shareholder accounts. M&I Trust may select others (including Federated
Shareholder Services Company, a subsidiary of Federated Investors, Inc.) to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or
M&I Trust (but not out of Fund assets). The Distributor and/or M&I Trust may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also,
Authorized Dealers or financial institutions may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR SHARES
You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND
Although the Fund intends to pay share redemptions in cash, the Fund reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

In addition, the Fund has adopted procedures, consistent with SEC guidelines, to permit redemption in kind to an affiliate.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Shareholders of the Fund are entitled: (i) to one vote per full share of common stock;
(ii) to distributions declared by the Board and (iii) upon liquidation of the
Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of
Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the
Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the
Corporation will be fully paid and nonassessable except as provided in WBCL Section
180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.


As of October 1, 2003, the following shareholders owned of record 5% or more of the
Fund's outstanding Investor Class of Shares: Maril and Co., Milwaukee, WI, owned approximately 1,701,743,764 shares (74.33%); and M&I SCC Milwaukee, Appleton, WI, owned approximately 228,849,652 shares (10.00%).


Shareholders owning 25% or more of the outstanding shares of the Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

STATE AND LOCAL TAXES
Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority.
State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS
Capital gains, when realized by the Fund, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When the
Fund realizes net long-term capital gains, it will distribute them at least once every
12 months.

WHO MANAGES THE FUND?

BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are
"interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is 1000 North Water Street, Milwaukee, WI. The Corporation comprises eleven portfolios and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term.

As of October 1, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past   Aggregate
Age                   Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held with   ---------------------------------  Corporation
Corporation                                              (past
Date Service Began                                       fiscal year)
                                                         ------------

                      Principal Occupations:                       $0
John M. Blaser+       President, Marshall Funds, Inc.;
Age: 46               Vice President, M&I Trust,
PRESIDENT AND         M&I Investment Management
DIRECTOR              Corp.
Began serving: May
1999                  Previous Positions: Partner and
                      Chief Financial Officer, Artisan
                      Partners Limited Partnership;
                      Chief Financial Officer and
                      Principal Administrative and
                      Finance Officer, Artisan Funds,
                      Inc.

                      Principal Occupations: President             $0
David W. Schulz+      and Director, M&I Investment
Age: 45               Management Corp.; Vice
DIRECTOR              President, M&I Trust.
Began serving: May
1999

+ Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with
M&I Investment Management Corp., the Fund's Adviser.
---------------------------------------------------------------------------------------

INDEPENDENT directors BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past   Aggregate
Age                   Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held with   ---------------------------------  Corporation
Corporation                                              (past
Date Service Began                                       fiscal year)
                                                         ------------

John DeVincentis      Principal Occupations:                  $20,000
Age: 69               Independent Financial
--------------------  Consultant; Retired, formerly,
13821 12th Street     Senior Vice President of
Kenosha, WI           Finance, In-Sink-Erator Division
DIRECTOR              of Emerson Electric Corp.
Began serving:        (electrical products
October 1993          manufacturer).

Duane E. Dingmann     Principal Occupation: Retired;          $20,000
Age: 73               formerly President and owner,
--------------------  Trubilt Auto Body, Inc. and
1631 Harding Ave      Telephone Specialists, Inc.
Eau Claire, WI
DIRECTOR              Other Directorships Held: Class
Began serving:        B (nonbanking) Director, Ninth
March 1999            Federal Reserve District,
                      Minneapolis, MN.

James Mitchell        Principal Occupation: Chief             $20,000
Age: 56               Executive Officer, NOG, Inc.
--------------------  (metal processing and
2808 Range Line       consulting); Chairman, Ayrshire
Circle                Precision Engineering (precision
Mequon, WI            machining)
DIRECTOR              Previous Positions: Group Vice
Began serving:        President, Citation Corporation;
March 1999            Chief Executive Officer,
                      Interstate Forging Industries.

Barbara J. Pope       Principal Occupation: President,        $20,000
Age: 55               Barbara J. Pope, P.C.,
--------------------  (financial consulting firm);
Suite 2285            President, Sedgwick Street Fund
115 South La Salle    LLC (private investment
Street                partnership)
Chicago, IL
DIRECTOR
Began serving:
March 1999

--------------------------------------------------------------------------------------

OFFICERS**

Name                    Principal Occupation(s) and Previous Positions
Age                    -------------------------------------------------------
Address
Positions Held with
Corporation
                        Principal Occupations: President, Marshall Funds,
John M. Blaser          Inc.; Vice President, M&I Trust, M&I
Age: 46                 Investment Management Corp.
PRESIDENT
                        Previous Positions: Partner and Chief Financial
                        Officer, Artisan Partners Limited Partnership; Chief
                        Financial Officer and Principal Administrative and
                        Finance Officer, Artisan Funds, Inc.

John D. Boritzke        Principal Occupations: Vice President, M&I
----------------------- Investment Management Corp., M&I Trust.
Age: 47
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

William A. Frazier      Principal Occupations: Vice President, M&I
Age: 48                 Investment Management Corp., M&I Trust.
-----------------------
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

Brooke J. Billick       Principal Occupations: Vice President and Securities
Age: 49                 Counsel, M&I Trust, M&I Investment Management
----------------------- Corp.
M&I Trust
1000 Water Street       Previous Position: Shareholder/partner, Gibbs, Roper,
Milwaukee, WI           Loots & Williams, S.C.
SECRETARY

Lori K. Hoch            Principal Occupations: Vice President and Securities
Age: 32                 Counsel, M&I Trust, M&I Investment Management
----------------------- Corp.
M&I Trust
1000 Water Street       Previous Positions: Associate, Michael, Best &
Milwaukee, WI           Friedrich LLP; Associate, Quarles & Brady LLP.
ASSISTANT SECRETARY

Joseph P. Bree          Principal Occupations: Assistant Vice President and
Age: 30                 Senior Financial Analyst, M&I Investment
----------------------- Management Corp.
M&I Investment
Management Corp.        Previous Positions: Associate, Barclays Global
1000 Water Street       Investors; Associate, Strong Capital Management.
Milwaukee, WI
TREASURER

**Officers do not receive any compensation from the Corporation.
---------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year

Audit                         The Audit Committee reviews and                 Two
          John DeVincentis    recommends to the full Board the
          -----------------   independent auditors to be selected to
                              audit the Fund's financial statements;
          Duane E. Dingmann   meets with the independent auditors
                              periodically to review the results of the
          James Mitchell      audits and reports the results to the
                              full Board; evaluates the independence of
          Barbara J. Pope     the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              organizational structure, reporting
                              relationship, resources and
                              qualifications of senior management
                              personnel responsible for accounting and
                              financial reporting; reviews the
                              evaluations of the adequacy and
                              effectiveness of the Fund's system of
                              internal controls; investigates any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties; and performs any other
                              activity consistent with the Fund's
                              organizational documents as deemed
                              appropriate by the full Board or the
                              Audit Committee.

-------------------------------------------------------------------------------

Board ownership of shares in the fund and in the marshall funds family of Investment companies AS OF DECEMBER 31, 2002

Interested             Fund Name          Dollar Range of                Aggregate
Board Member Name     -----------------      Shares Owned          Dollar Range of
----------------------                         in Fund*** Shares Owned in Marshall
                                       ------------------                    Funds
                                                              Family of Investment
                                                                         Companies
John M. Blaser        Equity Income      $50,001-$100,000            over $100,000
---------------------------------------------------------
                      Mid-Cap G&I     $10,001-$50,000
                      Mid-Cap Value       $10,001-$50,000
                      Small-Cap Growth    $10,001-$50,000
                      -----------------  $50,001-$100,000
                      International       $10,001-$50,000
                      Stock
                      Intermediate Bond

David W. Schulz       Large-Cap G&I     over $100,000            over $100,000
---------------------------------------------------------
                      Mid-Cap Growth     $50,001-$100,000
                      -----------------

Independent
Board Member Name     -----------------

John DeVincentis      Mid-Cap Growth           $1-$10,000            over $100,000
---------------------------------------------------------
                      Mid-Cap Value       $10,001-$50,000
                      Small-Cap Growth    $10,001-$50,000
                      Money Market           over$100,000

Duane E. Dingmann     Equity Income            $1-$10,000          $10,001-$50,000
---------------------------------------------------------
                      Large-Cap G&I        $1-$10,000
                      Mid-Cap Value            $1-$10,000
                      -----------------        $1-$10,000
                      Mid-Cap Growth

James Mitchell        Mid-Cap Value         over $100,000            over $100,000
---------------------------------------------------------
                      Mid-Cap Growth      $10,001-$50,000
                      International         over $100,000
                      Stock                 over $100,000
                      Short-Term Income     over $100,000
                      Money Market

Barbara J. Pope       Large-Cap G&I        $1-$10,000         $50,001-$100,000
---------------------------------------------------------
                      Mid-Cap Value       $10,001-$50,000
                      Mid-Cap Growth           $1-$10,000
                      Small-Cap Growth         $1-$10,000
                      Money Market       $50,001-$100,000

*** Dollar range of shares owned in any Fund that is not identified in this table is
"None."

ADVISER TO THE FUND
The Adviser conducts investment research and makes investment decisions for the Fund.
The Fund's investment adviser is M&I Investment Management Corp. (Adviser), a
Wisconsin corporation headquartered in Milwaukee, Wisconsin. The Adviser provides investment management services for investment companies, financial institutions, individuals, corporations and not-for-profit organizations, and is registered as an investment adviser with the U.S. Securities and Exchange Commission. The Adviser is a
wholly-owned subsidiary of Marshall & Ilsley Corporation (M&I Corp.), a bank holding company headquartered in Milwaukee, Wisconsin, with approximately $34billion in assets. The Adviser shall not be liable to the Corporation, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser may have from time to time with an issuer.

BOARD REVIEW OF ADVISORY CONTRACTS

As required by the 1940 Act, the Corporation's Board has reviewed the investment advisory contract on behalf of the Fund. The Board's decision to approve this contract reflects the exercise of its business judgment on whether to continue the existing arrangement. The Board bases its ultimate decision to approve the advisory contract on the totality of the circumstances and factors the Board deems relevant, and with a view to past and future long-term considerations. During its review of this contract, the Board considered many factors, among the most material of which are: the investment objectives and long term performance of the Fund; the management philosophy, personnel, and processes used by the Adviser; the preferences and expectations of the Fund's shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Fund and its shareholders by the Adviser's affiliates in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew the advisory contract. In this regard, the Board was mindful of the potential disruptions of the operations of the Fund and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract. In particular, the Board recognizes that the determination by
M&I Trust of the appropriateness of the Fund for the investment of fiduciary assets as well as the decisions by the Fund's retail and institutional shareholders to invest in the Fund are based on the strength of the Adviser's industry standing and reputation and on the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the
M&I organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the profitability to the Adviser of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the
Adviser's relationship with the Fund; performance and expenses of comparable funds;
and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Corporation's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with the Adviser and M&I
Trust on matters relating to the Fund, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Adviser and its affiliates.
The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the meetings at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.
Thus, the Board's evaluation of the advisory contract is informed by reports covering such matters as: the investment philosophy, personnel, and processes utilized by the
Adviser; the short- and long-term performance of the Fund (in absolute terms as well as in relationship to its particular investment program and certain competitor or
"peer group" funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Fund and the Adviser and the services providers that service the Fund; and relevant developments in the mutual fund industry and how the Fund and/or its service providers are responding to them.

The Board also receives financial information about the Adviser and its affiliates, including reports on the compensation and benefits the Adviser and its affiliates derive from their relationships with the Fund. These reports cover not only the fees under the advisory contract, but also fees received by the Adviser's affiliate,
M&I Trust, for providing other services to the Fund under separate contracts
(e.g., for serving as the Fund's administrator, custodian and shareholder services agent). The reports also discuss any indirect benefit the Adviser may derive from its receipt of research services from brokers who execute fund trades.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolios.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in a manner that, in the best judgment of the Adviser, is in the best economic interests of the Adviser's clients with respect to the potential economic return on the clients' investments.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities;
and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On routine matters, generally the Adviser will vote for proposals to: approve independent auditors; election of directors in uncontested elections; increases in authorized common shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action; share repurchase programs that institute or renew open market share repurchase programs in which all shareholders may participate on equal terms.

On matters of corporate  governance,  generally the Adviser will vote for proposals to:
permit a simple  majority of  shareholders  to approve  acquisitions  of a  controlling interest of issuers;  eliminate classified or staggered boards of directors;  eliminate cumulative  voting and  preemptive  rights;  and proposals to opt-out of state takeover statutes.  The Adviser  will  generally  vote  against the  adoption of  super-majority voting  provisions  that  require  greater than a  two-thirds  shareholder  approval to change the corporate  charter or bylaws or to approve  mergers and  acquisitions;  fair price  amendments  that are linked to a  super-majority  provision  and do not permit a takeover unless an arbitrary fair price is offered to all shareholders;  proposals that would create different classes of stock with unequal voting rights,  such as dual class exchange  offers  and dual class  recapitalizations;  and  proposals  that do not allow replacement of existing members of the board of directors.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution and other compensation plans that are consistent with standard business practices; and against proposals that would permit, for example, the repricing of outstanding options without substantial justification.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The
Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election, even if such a vote may be contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.

Proxy Voting Procedures
The Adviser has appointed a Proxy Officer who has the authority to direct the vote on proposals that require case-by-case determinations or where there has been a recommendation not to vote in accordance with a predetermined policy.  The Proxy
Officer reports to the Trust Investment Committee of the established a Proxy Voting
Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.

In the event that a portfolio manager of the Adviser concludes that the interests of the Fund requires that a proxy be voted on a proposal in a manner that differs from the voting guidelines proxy voting guidelines, the manager may request that the Proxy
Officer consider voting on the proposal other than according to the guidelines, provided that the request accompanied by a written explanation of the reasons for the request and a description of any relationship with the party proposing the matter to the shareholders.  Upon such a request, the Proxy Officer may vary from the voting guidelines if the officer determines that voting on the proposal according to the guidelines would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interests of the client.
In determining the vote on any proposal pursuant to such a request, the Proxy Officer shall not consider any benefit other than the best interests of the client.

The Adviser's proxy voting procedures permit the Trust Investment Committee to develop and revise further procedures to assist the Adviser in the voting of proxies, which may include the use of a third party vendor to purposes of recommendations on particular shareholder votes being solicited or for the voting of proxies, or to override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser addresses potential material conflicts of interest by having a predetermined voting policy.  For those proposals that require case-by-case determinations, or in instances where special circumstances may require varying from the predetermined policy, the Proxy Officer will determine the vote in the best interests of the Adviser's clients, without consideration of any benefit to the
Adviser, its affiliates, its employees, its other clients, customers, service providers or any other party.

BROKERAGE TRANSACTIONS
The Adviser may select brokers and dealers who offer brokerage and research services.
These services may be furnished directly to the Fund or the Adviser and may include:
advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions.
They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, or their affiliates might otherwise have paid, it would tend to reduce their expenses.


Code of Ethics Restrictions on Personal Trading
As required by the SEC's rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR
M&I Trust is the administrator of the Fund, and Federated Services Company is the
sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the aggregate
Fund's average daily net assets (ADNA) as follows:

      ------------------------------------------
      Maximum Fee                   Fund's ADNA
      ------------------------------------------
      ------------------------------------------
      0.10%           on the first $250 million
      ------------------------------------------
      ------------------------------------------
      0.095%           on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.08%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.06%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.04%            on the next $500 million
      ------------------------------------------
      ------------------------------------------
      0.02%              on assets in excess of
                                   $1.5 billion
      ------------------------------------------

The administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the sub-administrator will be paid by the administrator.

The functions performed by the administrator include, but are not limited to the following:

o
   preparation, filing and maintenance of the Corporation's governing documents, minutes of Board meetings and shareholder meetings;

o
   preparation and filing with the SEC and state regulatory authorities the
   Corporation's registration statement and all amendments, and any other documents required for the Fund to make a continuous offering of its shares;

o
   preparation, negotiation and administration of contracts on behalf of the Fund;

o
   supervision of the preparation of financial reports;

o
   preparation and filing of federal and state tax returns;

o
   assistance with the design, development and operation of the Fund; and

o
   providing advice to the Fund's and Corporation's Board.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.

The transfer agent may employ third parties, including M&I Trust, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.

CUSTODIAN
M&I Trust, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust receives an annual fee, payable monthly, based on a percentage of the Fund's average aggregate daily net assets.

INDEPENDENT AUDITORS
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
------------------------------------------------------------------------------------------------------------------------
              Advisory Fee Paid/                   Brokerage Commissions Paid            Administrative Fee Paid
              Advisory Fee Waived
                                                ------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           For the fiscal year ended                For the fiscal year ended           For the fiscal year ended
                   August 31                                August 31                           August 31
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      2003             2002           2001         2003       2002        2001        2003          2002        2001
------------------------------------------------------------------------------------------------------------------------
$4,801,790        $4,597,139     $3,734,926/    N/A        N/A         N/A        $1,377,739    $1,350,452    $1,256,944
$960,358          $1,098,213     $1,244,975
------------------------------------------------------------------------------------------------------------------------
N/A - Not applicable

For the fiscal year ended August 31, 2003

----------------------------------------------------------------------
Fund                                    Shareholder Services Fee/
                                        Shareholder Services Fee
                                                 Waived
----------------------------------------------------------------------
----------------------------------------------------------------------
Money Market Fund                             $4,989,384/$0
----------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise the Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

YIELD
The Fund calculates the yield for the Investor Class of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o
          determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o
          dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o
          multiplying the base period return by 365/7.


The Fund's yield for the Investor Class of Shares for the seven-day period ended
August 31, 2003 was 0.70%.


To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund's shares, the
Fund's shares performance is lower for shareholders paying those fees.


EFFECTIVE YIELD

The Fund's effective yield for the Investor Class of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.  The Fund's effective yield for the Investor Class of Shares for the seven-day period ended August 31, 2003 was  0.71%.

      -------------------------------------------------------------------------------
      Fund                     Average Annual Total Return           Yield
                                  for the periods ended      for the 30-day period
                                     August 31, 2003         ended August 31, 2003
                               ------------------------------------------------------
                               ------------------------------------------------------
                                        One Year
                                        Five Year
                                        Ten Year

      -------------------------------------------------------------------------------
      -------------------------------------------------------------------------------
      Money Market Fund                   1.05%                      0.71%
                                          3.83%
                                          4.43%
      -------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o   references to ratings, rankings, and financial publications and/or performance comparisons of the Fund's shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute (ICI).

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from sources the Fund believes is reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o    Lipper,  Inc. ranks funds in various fund categories by making  comparative calculations  using total return.  Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific  period of time.  From time to time,  the
     Fund will quote its Lipper ranking in advertising and sales literature.

o    Consumer Price Index is generally considered to be a measure of inflation.

o    Dow Jones  Industrial  Average  (DJIA) is an unmanaged  index  representing share  prices  of  major  industrial  corporations,  public  utilities  and transportation  companies.  Produced by the Dow Jones &  Company, it is cited as a principal indicator of market conditions.

o    Standard  &  Poor's  Daily Stock Price  Index Of 500 Common  Stocks,  a
     composite index of common stocks in industry, transportation, financial and
     public  utility   companies.   The  Standard  &  Poor's  Index  assumes
     reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included,  nor are brokerage or other fees calculated in the Standard & Poor's figures.

o    Morningstar,  Inc., an independent rating service,  is the publisher of the bi-weekly  Mutual Fund  Values.  Mutual  Fund Values  rates more than 1,000
     Nasdaq-listed  mutual funds of all types  according to their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are effective for two weeks.

o    Bank Rate Monitor  National  Index,  Miami Beach,  Florida,  is a financial reporting  service which publishes  weekly average rates of 50 leading bank and thrift  institution money market deposit accounts.  The rates published in the index are an average of the personal  account  rates  offered on the
     Wednesday  prior to the date of publication by ten of the largest banks and thrifts  in each of the  five  largest  Standard  Metropolitan  Statistical
     Areas.  Account  minimums range upward from $2,500 in each  institution and compounding methods vary. If more than one rate is offered, the lowest rate is  used.  Rates  are  subject  to  change  at any  time  specified  by the institution.

o    iMoneyNet,  Inc.'s Money Fund ReportTM publishes  annualized yields of over
     300 taxable  money  market funds on a weekly  basis,  and through its Money
     Market Insight publication reports monthly and 12 month-to-date  investment results for the same money funds.

Investors may also consult the fund evaluation consulting universes listed below.
Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation and mutual funds.

o    Fiduciary Consulting Grid Universe,  for example, is composed of over 1,000
     funds,  representing  350  different  investment  managers,   divided  into
     subcategories  based on asset mix. The funds are ranked  quarterly based on performance and risk characteristics.


ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund.
In addition, advertising, and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the ICI. For example, according to the ICI, 49.6% of American households are pursuing their financial goals through mutual funds (as of May 2002).
These investors, as well as businesses and institutions, have entrusted over $6.97 trillion to the more than 8246 mutual funds available (as of August 2003)

FINANCIAL STATEMENTS

The Fund's Investor Class of Shares financial statements for the fiscal year ended
August 31, 2003 are incorporated herein by reference from the Fund's Investor Class of
Shares Annual Reports dated August 31, 2003 (for the fiscal period ended August 31,
2003) and Semi-Annual Reports dated February 28, 2003 (for the semi-annual period ended February 28, 2003) (File Nos. 33-48907 and 811-7047). Copies of the Annual
Reports and Semi-Annual Reports for the Fund's Investor Class of Shares may be
obtained without charge by contacting MIS at the address located on the back cover of the SAI or by calling MIS at 1-414-287-8555 or 1-800-236-FUND (3863).


ADDRESSES

Marshall Money Market Fund                      1000 North Water Street
                                                P.O. Box 1348
                                                Milwaukee, Wisconsin 53201-1348

---------------------------------------------------------------------------------------
Distributor
            Edgewood Services, Inc.             5800 Corporate Drive
                                                Pittsburgh, PA 15237-7002
Adviser
            M&I Investment Management Corp. 1000 North Water Street
                                                Milwaukee, Wisconsin 53202
Custodian
            Marshall & Ilsley Trust Company N.A.  1000 North Water Street
                                                Milwaukee, Wisconsin 53202

---------------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent
and Portfolio Accounting Services
            Federated Services Company          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------------------

Shareholder Servicing Agent                     Marshall Investor Services, a
                                                division of  Marshall & Ilsley Trust Company N.A.
                                                PO Box 1348
                                                Milwaukee, Wisconsin 53201-1348

--------------------------------------------------------------------------------------

Legal Counsel                                   Bell, Boyd & Lloyd
LLC         Three First National Plaza          70 West Madison Street, Suite
3300                                            Chicago, IL 60602-4207

--------------------------------------------------------------------------------------

Independent Auditors
            Ernst & Young LLP               200 Clarendon Street
                                                Boston, MA 02116-5072

---------------------------------------------------------------------------------------

Marshall Investor Services             Internet address: http://www.marshallfunds.com
P.O. Box 1348                          TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)

[Logo of Mashall Funds]

The Marshall Funds Family

Investment Information and Prospectus

The Institutional Class of Shares

(Class I)

  Marshall Money Market Fund

OCTOBER 31, 2003

[Logo of Mashall Funds]

Marshall Money Market Fund
The Institutional Class of Shares

(Class I)

Risk/Return Profile	2

Fees and Expenses of the Fund	3

The Main Risks of Investing in the Fund	4

Securities Descriptions	5

How to Buy Shares	7

How to Redeem Shares	9

Account and Share Information	11

Marshall Funds, Inc. Information	12

Financial Highlights	13


An investment in the Marshall Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Prospectus


October 31, 2003


Risk/Return Profile

Marshall Money Market Fund

Goal: To provide current income consistent with stability of principal.


Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income which minimizes volatility, the Fund’s investment adviser (Adviser) uses a “bottom-up” approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.


Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks and liquidity risks.


Annual Total Returns (calendar years 2001 - 2002)

Total Returns
Best quarter	(1Q01)	1.46%
Worst quarter	(4Q02)	0.40%
Year-to-date	(3Q03)	0.83%

7-Day Net Yield
7-Day Net Yield (as of 12/31/02)*	1.41%

Average Annual Total Returns through 12/31/02**

		Since 4/3/00
	1 Year	inception
Fund	1.81%	4.01%
LMMFI	1.01%	3.20%
MFRA	1.29%	4.16%


*Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-236-FUND (3863).


**The table shows the Fund’s average annual total returns over a period of time relative to the Lipper Money Market Funds Index (LMMFI), which is an index of funds with similar investments, and the Money Fund Report AveragesTM (MFRA) (formerly, IBC Financial Data), an average of money funds with similar objectives. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.

As with all mutual funds, past performance is no guarantee of future results. Shares of the Marshall Money Market Fund are not sold subject to a sales charge (load). Total returns displayed are based upon net asset value (NAV).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class of Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage of the Fund’s net assets)
Management Fee	0.15%(2)
Distribution (12b-1) Fee	None
Shareholder Servicing Fee	None
Other Expenses	0.08%

Total Annual Fund Operating Expenses(1)	0.23%

(1) Although not contractually obligated to do so, the Adviser waived certain amounts. The net expenses the Fund actuallypaid for the fiscal year ended August 31, 2003 are shown below.

Total Actual Annual Fund Operating Expenses (after waiver)	0.20%

(2) The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.12% for the fiscal year ended August 31, 2003.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company N.A. (M&I Trust), an affiliate of the Adviser, receives custodial and administrative fees for the services it provides to shareholders. For more complete descriptions of the various costs and expenses, see “Marshall Funds, Inc. Information.” Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Fund’s Institutional Class of Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional Class of Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Class of Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

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The Main Risks of Investing in the Fund

As with all money market funds, the Fund is subject to certain risks, which are described below.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Some of the securities in which the Fund invests may be redeemed by the issuer before maturity (or “called”). This will most likely happen when interest rates are declining. If this occurs, the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility,

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Securities Descriptions

Following is a description of the main securities in which the Fund invests.

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Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate.

The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest:

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

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Commercial Paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months.

Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

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Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses.

Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

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Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.

Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

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Funding Agreements. Funding Agreements (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Repurchase Agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

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How to Buy Shares

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Who May Purchase the Institutional Class of Shares? The Institutional Class of Shares are for institutional investors that invest on their own behalf. To open an account with the Fund, the first investment must be at least $10 million. The minimum investment amount to add to your existing account is $100,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion.

What Do Shares Cost? You can buy the Institutional Class of Shares of the Fund at NAV, without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business.

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When the Fund receives your transaction request in proper form, it is processed at the next determined NAV. The NAV for the Fund is determined twice daily at 12:00 noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, the Fund’s portfolio is valued using amortized cost.

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How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the Account Application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Funds to verify your identity.

Purchase orders for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be purchased at that day’s NAV. For purchase orders for the Fund in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), Marshall Investor Services (MIS) will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day’s dividend. The Fund reserves the right to reject any purchase request. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

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In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a federal tax identification number.

Fund Purchase Easy Reference Table

Wire

  If a new account, fax completed Account Application to: Marshall Investor Services at 1-414-287-8511.
  Mail a completed Account Application to the following address:

Marshall Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348

  Notify MIS at 1-800-236-FUND (3863) by 2:00 p.m. (Central Time).
  Then wire the money to:

M&I Marshall & Ilsley Bank
ABA Number 075000051

Credit to: Marshall Funds, Deposit Account, Account Number 27480;

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Further credit to: The Institutional Class of Shares Money Market Fund; Re: [Shareholder name and Account number].

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  Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve wire system are open for business.

Phone

  Once you have opened an account and if you authorized telephone privileges in your Account Application or by subsequently completing an authorization form, you may purchase additional shares by calling MIS at 1-800-236-FUND (3863).

How to Redeem Shares

How Do I Redeem Shares? You may redeem your Fund shares by Telephone and by Wire/Electronic Transfer. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS.

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Redemption requests for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day’s NAV. For redemption requests for the Fund in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day.

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Redemption proceeds will normally be wired the following business day, but in no event more than seven days, after the request is made.

Fund Redemption Easy Reference Table

Phone

  If you have authorized the telephone redemption privilege in your Account Application or by a subsequent authorization form, you may redeem shares by telephone.

Wire/Electronic Transfer

  Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your Account Application or subsequent form.
  Wires of redemption proceeds will only be made on days on which the Fund and the Federal Reserve wire system are open for business.
  Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.
  Redemption requests for the Fund must be received by 2:00 p.m. (Central Time) if you request the proceeds to be wired the same day.

Additional Conditions for Redemptions

Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the Account Application to effect transactions on behalf of the organization.

Account and Share Information

Confirmations and Account Statements. You will receive periodic statements reporting all account activity, including dividends and capital gains paid, and purchases and redemptions.

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Dividends and Capital Gains. Dividends of the Fund are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares through the day your shares are redeemed.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.

Tax Information

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Federal Income Tax. The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Marshall Funds, Inc. Information

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Management of the Marshall Funds. The Board of Directors (the Board) governs the Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp.

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The Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin, 53202.

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Adviser’s Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2003, the Adviser had approximately $14.5 billion in assets under management, of which $6.1 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

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Portfolio Manager. The Fund is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the Fund since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.15% of the Fund’s average daily net assets.

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

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Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, MIS. For the Fund, the annual custody fee is 0.02% of the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on the Fund’s average daily net assets (ADNA).

M&I Trust is the administrator of the Marshall Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust is entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund’s ADNA as follows:

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Maximum Fee	Fund’s ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

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Financial Highlights–Institutional Class of Shares

The Financial Highlights will help you understand the Fund’s financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Fund’s independent auditors for the fiscal years ended August 31, 2000 through August 31, 2003. Their report dated October 13, 2003 is included in the Annual Report for the Fund, which is incorporated by reference. This table should be read in conjunction with the Fund’s financial statements and notes thereto, which may be obtained free of charge from the Fund.

Further information about the performance of the Fund is contained in the Fund’s Annual Report dated August 31, 2003, which may be obtained free of charge.

(For a share outstanding throughout each period)

	Net		Distributions	Net		Ratios to Average Net Assets
	Asset		to Shareholders	Asset
	Value,	Net	from Net	Value,			Net		Net Assets,
	Beginning	Investment	Investment	End of	Total		Investment	Expense	End of Period
Year Ended August 31,	of Period	Income	Income	Period	Return(1)	Expenses	Income	Waiver(2)	(000 Omitted)
2000(3)	$1.00	0.03	(0.03)	$1.00	2.63%	0.24%(4)	6.51%(4)	0.05%(4)	$141,909
2001	$1.00	0.05	(0.05)	$1.00	5.58%	0.21%	4.98%	0.05%	$914,693
2002	$1.00	0.02	(0.02)	$1.00	2.25%	0.20%	2.24%	0.04%	$910,196
2003	$1.00	0.01	(0.01)	$1.00	1.30%	0.20%	1.26%	0.03%	$1,302,242

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(3)	Reflects operations for the period from April 3, 2000 (start of performance) to August 31, 2000.
(4)	Computed on an annualized basis.

A Statement of Additional Information (SAI) dated October 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund’s investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Investment Commentary discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, write to or call Marshall Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863).

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Marshall Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)
Internet address: http://www.marshallfunds.com
 TDD: Speech and Hearing Impaired Services 1-800-209-3520

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Cusip 572353696
25147 (10/03)
Investment Company Act File No. 811-7047

Edgewood Services, Inc. Distributor

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[Logo of Mashall Funds]

Marshall Investor Services
P.O. Box 1348
Milwaukee,Wisconsin 53201-1348
800-236-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com

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Edgewood Services, Inc., Distributor 25147(10/03)

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M&I Investment Management Corp., Investment Adviser

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©2003 Marshall Funds, Inc.

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487FED

Statement of Additional Information

MARSHALL MONEY MARKET FUND

A Portfolio of Marshall Funds, Inc.

The Institutional Class of Shares

(Class I)

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This Statement of Additional Information (SAI) is not a Prospectus. Read
this SAI in conjunction with the Prospectus for the Marshall Money Market
Fund Institutional Class of Shares, dated October 31, 2003. This SAI incorporates by reference the Fund's Annual Report. You may obtain the
Prospectus or Annual Report without charge by calling Marshall Investor
Services (MIS) at 414-287-8555 or 1-800-236-FUND (3863), or you can visit the Marshall Funds' Internet site on the World Wide Web at
(http://www.marshallfunds.com).

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P.O. Box 1348
Milwaukee, Wisconsin 53201-1348

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October 31, 2003

             Contents
             How are the Marshall Funds Organized?             1
             Securities in Which the Fund Invests              1
             Securities Descriptions, Techniques and Risks     2
             Fundamental Investment Objective                  6
             Investment Limitations                            6
             Determining Market Value of Securities            8
             What Do Shares Cost?                              9
             How is the Fund Sold?                             9
             How to Buy Shares                                 9
             Account and Share Information                    10
             What are the Tax Consequences?                   10
             Who Manages the Fund?                            11
             How Does the Fund Measure Performance?           19
             Performance Comparisons                          21
             Economic and Market Information                  22
             Financial Statements                             22
             Addresses                                        23

25241 (10/03)
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CUSIP 572353696

EDGEWOOD SERVICES, INC.
--------------------------------------------------------------------------
Distributor

HOW ARE THE MARSHALL FUNDS ORGANIZED?

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

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The Fund is a diversified portfolio of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. The Board of Directors (Board) has established three classes of shares of the Fund, known as the Advisor
Class of Shares, the Investor Class of Shares and the Institutional Class
of Shares. This SAI relates to the Institutional Class of Shares. The
Fund's investment adviser is M&I Investment Management Corp.
(Adviser). This SAI contains additional information about the Corporation and the Fund. This SAI uses the same terms as defined in the Prospectus.

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The definitions of the terms series and class in the Wisconsin Business
Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this SAI. The
Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the Prospectus and SAI may define these terms consistently with the use of those terms under the WBCL and the
Internal Revenue Code (the Code).

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities are a:

o   P = Principal investment of the Fund (shaded in chart); or
o   A = Acceptable (but not principal) investment of the Fund

--------------------------------------------------------------------------------
Securities                                                 Money Market Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asset-Backed Securities 1                                          A
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--------------------------------------------------------------------------------
Bank Instruments 2                                                 P
--------------------------------------------------------------------------------
---------------------------------------------------------
Borrowing                                                          A
---------------------------------------------------------
--------------------------------------------------------------------------------
Debt Obligations                                                   P
---------------------------------------------------------
--------------------------------------------------------------------------------
Demand Master Notes                                                P
--------------------------------------------------------------------------------
---------------------------------------------------------
Derivative Contracts and Securities                                A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed Rate Debt Obligations                                        P
---------------------------------------------------------
--------------------------------------------------------------------------------
Floating Rate Debt Obligations                                     P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Money Market Instruments                                   A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Forward Commitments, When-Issued and Delayed Delivery              A
Transactions
---------------------------------------------------------
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Funding Agreements                                                 A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Guaranteed Investment Contracts                                    A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Illiquid and Restricted Securities 3                               A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lending of Portfolio Securities                                    A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                         A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Participation Interests                                            A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Prime Commercial Paper 4                                           P
---------------------------------------------------------
--------------------------------------------------------------------------------
Repurchase Agreements                                              P
--------------------------------------------------------------------------------
---------------------------------------------------------
Reverse Repurchase Agreements 5                                    A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Securities of Other Investment Companies                           A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. Government Securities                                         A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Variable Rate Demand Notes                                         A
--------------------------------------------------------------------------------
1. The Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days.
---------------------------------------------------------------------------
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2. The Fund may purchase foreign bank instruments.
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3. The Fund may invest up to 10% of its assets in illiquid securities.
4. The Fund may purchase commercial paper rated in the two highest rating categories by a nationally recognized statistical rating organization
(NRSRO) or, if unrated, determined by the Adviser to be of comparable quality.
5. During the period if any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income asset (including other fixed income securities) may be used to create an asset-backed security.
However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities may also resemble some types of collateralized mortgage obligations (CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

Bank Instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Fund will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank
Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as bank instruments.

     Foreign Bank Instruments.  Eurodollar Certificates of Deposit (ECDs),
     Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time
     Deposits (ETDs) are all U.S. dollar denominated certificates of deposit.  ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks.  YCDs are issued in the U.S. by branches and agencies of foreign banks.

     ECDs, ETDs, YCDs, and Europaper have many of the same risks of other foreign securities.  Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions.  Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information.  These factors will be carefully considered by the Adviser in selecting these investments.

Borrowing. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of net assets, and pledge some assets as collateral.  When the Fund borrows, it will pay interest on borrowed money and may incur other transaction costs.  These expenses could exceed the income received or capital appreciation realized by the
Fund from any securities purchased with borrowed money.  With respect to borrowings, the Fund is required to maintain continuous asset coverage equal to 300% of the amount borrowed.  If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Corporate Debt Securities are fixed income securities issued by businesses.  Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance.  The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer).  The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer.  In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality.  The fixed income securities in which the Fund invests will be rated at least investment grade by an NRSRO. Investment grade securities have received one of an NRSRO's four highest ratings.
Securities receiving the fourth highest rating (Baa by Moody's Investors
Service or BBB by Standard & Poor's or Fitch Ratings) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due.
The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment.  The Fund is subject to
Rule 2a-7 (the Rule) under the Investment Company Act of 1940 (1940 Act), and will follow the credit quality requirements of the Rule.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper is an issuer's draft or note with a maturity of less than nine months.
Companies typically issue commercial paper to fund current expenditures.
Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion.
The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

The Fund may invest in commercial paper issued under Section 4(2) of the
Securities Act of 1933.  By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Fund.  A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution.  Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

The Fund believes that Section 4(2) commercial paper and certain other restricted securities which meet the Board's criteria for liquidity are quite liquid.  Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation.  In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

Demand Features. The Fund may purchase securities subject to a demand feature, which may take the form of a put or standby commitment.  Demand features permit a fund to demand payment of the value of the security
(plus an accrued interest) from either the issuer of the security or a third-party.  Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security.  Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as the
Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days.  Many master notes give the Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Derivative Contracts are financial  instruments that require payments based upon  changes  in the  values of  designated  (or  underlying)  securities,
currencies,   commodities,   financial   indices  or  other  assets.   Some
derivative  contracts  (such as  futures,  forwards  and  options)  require payments relating to a future trade involving the underlying  asset.  Other derivative  contracts  (such as swaps)  require  payments  relating  to the income  or  returns  from  the  underlying  asset.  The  other  party  to a derivative contract is referred to as a counterparty.

Many   derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In this case,  the exchange  sets all the terms of the contract except for the price.  Investors  make  payments due under their  contracts through the exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect)  daily payments to the margin  accounts  to  reflect  losses  (or  gains)  in the  value  of their contracts.  This  protects  investors  against  potential  defaults  by the counterparty.

Trading  contracts on an exchange also allows  investors to close out their contracts by entering  into  offsetting  contracts.  For example,  the Fund could  close  out an open  contract  to buy an asset  at a  future  date by entering  into an  offsetting  contract  to sell the same asset on the same date.  If the  offsetting  sale  price is more than the  original  purchase price,  the Fund realizes a gain; if it is less,  the Fund realizes a loss.
Exchanges  may limit  the  amount of open  contracts  permitted  at any one time.  Such  limits may prevent  the Fund from  closing out a position.  If this happens,  the Fund will be required to keep the contract open (even if it is losing  money on the  contract),  and to make any  payments  required under  the  contract  (even  if it  has to  sell  portfolio  securities  at unfavorable  prices  to do so).  Inability  to close out a  contract  could also  harm the Fund by  preventing  it from  disposing  of or  trading  any assets it has been using to secure its obligations under the contract.

The Fund may also  trade  derivative  contracts  over-the-counter  (OTC) in transactions  negotiated  directly  between the Fund and the  counterparty.
OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly offset with other OTC contracts.  In addition,  OTC contracts with more specialized  terms may be more difficult to price than exchange traded contracts.

Depending   upon  how  the  Fund   uses   derivative   contracts   and  the
relationships  between the market  value of a  derivative  contract and the underlying asset,  derivative contracts may increase or decrease the Fund's exposure  to market and  currency  risks,  and may also  expose the Fund to liquidity  and  leverage  risks.  OTC  contracts  also  expose  the Fund to credit risks in the event that a counterparty defaults on the contract.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities.
However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     Fixed Rate Debt Securities.  Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt.  For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

     As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities.  As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise.  For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium.  Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     Floating Rate Debt Securities.  The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate.  Commonly used indices include:  90-day or
     180-day Treasury bill rate; one month or three month London Interbank
     Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank.  The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

     Foreign Money Market Instruments. ECDs, YCDs and ETDs are all U.S.
     dollar denominated certificates of deposit.  ECDs are issued by, and
     ETDs are deposits of, foreign banks or foreign branches of U.S.
     banks.  YCDs are issued in the U.S. by branches and agencies of foreign banks.

     ECDs, ETDs, YCDs, and Europaper have many of the same risks of other foreign securities.  Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions.  Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information.  These factors will be carefully considered by the Adviser in selecting these investments.

Funding Agreements (Agreements), are investment instruments issued by U.S.
insurance companies. Pursuant to such Agreements, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an
Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities.  When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower.  The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund.  If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Fund currently lends its portfolio securities through Marshall & Ilsley Trust Company
N.A. (M&I Trust), as agent. The Fund and M&I Trust have received an order from the Securities and Exchange Commission (SEC) that permits
M&I Trust to charge, and the Fund to pay, market-based compensation for M&I Trust's services.

Securities Lending Risks. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income securities risk.

Mortgage-Backed  Securities represent interests in pools of mortgages.  The underlying  mortgages normally have similar interest rates,  maturities and other  terms.  Mortgages  may have  fixed  or  adjustable  interest  rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed  securities come in a variety of forms. Many have extremely complicated  terms.  The simplest form of  mortgage-backed  securities is a
"pass-through  certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages.  Holders also receive  a pro  rata  share  of any  prepayments,  so they  assume  all the prepayment risk of the underlying mortgages.

CMOs are  complicated  instruments  that allocate  payments and prepayments from an  underlying  pass-through  certificate  among  holders of different classes of mortgage-backed  securities.  This creates different  prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest
Only or IOs) and principal payments to another class (Principal Only or
POs). POs increase in value when prepayment rates increase. In contrast,
IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs' prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of
mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.
Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs.
One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs)
(offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another
REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. The Fund's custodian is required to take possession of the securities subject to repurchase agreements.  These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash.
In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest.
The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Treasury Securities are direct obligations of the federal government of the United States.  Investors regard Treasury securities as having the lowest credit risk.

When-Issued and Delayed Delivery Transactions.  These transactions are made to secure what is considered to be an advantageous price or yield.
Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.  Other than normal transaction costs, no fees or expenses are incurred.  However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased.  These assets are marked to market daily and are maintained until the transaction has been settled.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income with stability of principal.  The investment objective of the Fund may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS
The following investment limitations are fundamental and cannot be changed for the Fund unless authorized by the "majority of the outstanding voting securities" of the Fund, as defined by the 1940 Act.

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its net assets including the amounts borrowed;
and except to the extent that the Fund is permitted to enter into futures contracts, options or forward contracts.  The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.  The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

Lending Cash or Securities
The Fund will not lend any of its assets except portfolio securities.
Loans may not exceed one-third of the value of the Fund's total assets.
This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and limitations.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer
(other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Concentration of Investments
The Fund will not invest 25% or more of its total assets in any one industry.  However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS
The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Board to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control
The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies
The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.  The Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.

Investing in Options
Except for bona fide hedging purposes, the Fund may not invest more than
5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

The Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

The Fund will not write call options in excess of 25% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940
Act.  In particular, the Fund will comply with the various requirements of the Rule under the 1940 Act, which regulates money market mutual funds.
For example, the Rule generally prohibits the investment of more than 5%
of the Fund's total assets in the securities of any one issuer, although the Fund's fundamental investment limitation only requires such 5%
diversification with respect to 75% of its assets.  The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to the Rule.  The Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

DETERMINING MARKET VALUE OF SECURITIES
USE OF THE AMORTIZED COST METHOD

The Board has decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value
(NAV) per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the
Fund's investment goal.

Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days'
notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies.

Monitoring Procedures.  The Board's procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions.  The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Board, present minimal credit risks and have received the requisite rating from one or more NRSROs.  If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio.  In periods of declining interest rates, the indicated daily yield on shares of the Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

WHAT DO SHARES COST?

Except under certain circumstances described in the Prospectus, shares are sold at their NAV on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the
Prospectus under "How to Buy Shares" and "What Do Shares Cost?"

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Edgewood
Services, Inc.), located at 5800 Corporate Drive, Pittsburgh, PA
15237-7002, offers shares on a continuous, best-efforts basis.  Texas residents must purchase shares of the Fund through M&I Brokerage
Services, Inc. at 1-800-236-FUND (3863), or through any authorized broker/dealer.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the
Distributor and/or M&I Trust (but not out of Fund assets). The
Distributor and/or M&I Trust may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing
distribution-related services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized
Dealers or financial institutions may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR SHARES
You may contact the Distributor to request a purchase of shares in an exchange for securities you own.  The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept.
The Fund will value your securities in the same manner as it values its assets.  This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND
Although the Fund intends to pay share redemptions in cash, the Fund reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Corporation has elected to be governed by Rule 18f-1 under the
1940 Act, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind.  In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.  The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.


In addition, the Fund has adopted procedures, consistent with SEC guidelines, to permit redemption in kind to an affiliate.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Shareholders of the Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution.  Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote.  All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the
Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of
Directors.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act.  The
Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect
Directors unless otherwise required by the 1940 Act.  Directors may be removed by the shareholders at a special meeting.  A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable.  All shares issued and sold by the Corporation will be fully paid and nonassessable, except as provided in the WBCL Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.


As of October 1, 2003, the following shareholders owned of record, beneficially, or both 5% or more of the Fund's outstanding Institutional
Class of Shares:

Maril & Co., Milwaukee, WI, owned approximately 570,963,151 shares
(49.62%); Louisana Teachers Retirement System, Princeton, NJ, owned approximately 200,000,000 shares (17.38%); Banta Corp., Menasha, WI, owned approximately 60,563,226 shares (5.26%); and Wabanc & Co., Milwaukee,
WI, owned approximately 57,886,107 shares (5.03%).


Shareholders owning 25% or more of the outstanding shares of the Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction and any short-term capital gains are taxable as ordinary income.  No portion of any income dividends paid by the Fund is eligible for the dividends received deduction available to corporations.  These dividends, and any short-term capital gains, are taxable as ordinary income.

STATE AND LOCAL TAXES
Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS
Capital gains, when realized by the Fund, could result in an increase in distributions.  Capital losses could result in a decrease in distributions.  When the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUND?

BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is 1000 North Water Street, Milwaukee, WI.  The Corporation
comprises eleven portfolios and is the only investment company in the Fund
Complex.  Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term.


As of October 1, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past   Aggregate
Age                   Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held with   ---------------------------------  Corporation
Corporation                                              (past
Date Service Began                                       fiscal year)
                                                         ------------

                      Principal Occupations:                       $0
John M. Blaser+       President, Marshall Funds, Inc.;
Age: 46               Vice President, M&I Trust,
PRESIDENT AND         M&I Investment Management
DIRECTOR              Corp.
Began serving: May
1999                  Previous Positions: Partner and
                      Chief Financial Officer, Artisan
                      Partners Limited Partnership;
                      Chief Financial Officer and
                      Principal Administrative and
                      Finance Officer, Artisan Funds,
                      Inc.

                      Principal Occupations: President             $0
David W. Schulz+      and Director, M&I Investment
Age: 45               Management Corp.; Vice
DIRECTOR              President, M&I Trust.
Began serving: May
1999

---------------------------------------------------------------------------
+ Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with M&I Investment Management Corp., the Fund's Adviser.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past   Aggregate
Age                   Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held                                           Corporation
with  Corporation                                        (past
Date Service Began                                       fiscal year)

John DeVincentis      Principal Occupations:                  $20,000
Age:  69              Independent Financial
--------------------  Consultant; Retired, formerly,
13821 12th Street     Senior Vice President of
Kenosha, WI           Finance, In-Sink-Erator Division
DIRECTOR              of Emerson Electric Corp.
Began serving:        (electrical products
October 1993          manufacturer).

Duane E. Dingmann     Principal Occupation: Retired;          $20,000
Age: 73               formerly President and owner,
--------------------  Trubilt Auto Body, Inc. and
1631 Harding Ave      Telephone Specialists, Inc.
Eau Claire, WI
DIRECTOR              Other Directorships Held: Class
Began serving:        B (nonbanking) Director, Ninth
March 1999            Federal Reserve District,
                      Minneapolis, MN.

James Mitchell        Principal Occupation: Chief             $20,000
Age: 56               Executive Officer, NOG, Inc.
--------------------  (metal processing and
2808 Range Line       consulting); Chairman, Ayrshire
Circle                Precision Engineering (precision
Mequon, WI            machining).
DIRECTOR              Previous Positions: Group Vice
Began serving:        President, Citation Corporation;
March 1999            Chief Executive Officer,
                      Interstate Forging Industries.

Barbara J. Pope       Principal Occupation: President,        $20,000
Age:  55              Barbara J. Pope, P.C.,
--------------------  (financial consulting firm);
Suite 2285            President, Sedgwick Street Fund
115 South La Salle    LLC (private investment
Street                partnership)
Chicago, IL
DIRECTOR
Began serving:
March 1999

---------------------------------------------------------------------------

OFFICERS**

Name                    Principal Occupation(s) and Previous Positions
Age
Address
Positions Held with
Corporation
                        Principal Occupations: President, Marshall Funds, Inc.;
John M. Blaser          Vice President, M&I Trust, M&I Investment
Age:  46                Management Corp.
PRESIDENT
                        Previous Positions: Partner and Chief Financial Officer,
                        Artisan Partners Limited Partnership; Chief Financial
                        Officer and Principal Administrative and Finance Officer,
                        Artisan Funds, Inc.

John D. Boritzke        Principal Occupations: Vice President, M&I Investment
----------------------- Management Corp., M&I Trust.
Age:  47
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

William A. Frazier      Principal Occupations:  Vice President, M&I Investment
Age:  48                Management Corp., M&I Trust.
-----------------------
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

Brooke J. Billick       Principal Occupations: Vice President and Securities
Age:  49                Counsel, M&I Trust, M&I Investment Management Corp.
-----------------------
M&I Trust           Previous Position: Shareholder/partner, Gibbs, Roper, Loots
1000 Water Street       & Williams, S.C.
Milwaukee, WI
SECRETARY

Lori K. Hoch            Principal Occupations: Vice President and Securities
Age:  32                Counsel, M&I Trust, M&I Investment Management
----------------------- Corp.
M&I Trust
1000 Water Street       Previous Positions: Associate, Michael, Best &
Milwaukee, WI           Friedrich LLP; Associate, Quarles & Brady LLP.
ASSISTANT SECRETARY

Joseph P. Bree          Principal Occupations: Assistant Vice President and Senior
Age:  30                Financial Analyst, M&I Investment Management Corp.
-----------------------
M&I Investment      Previous Positions: Associate, Barclays Global Investors;
Management  Corp.       Associate, Strong Capital Management.
1000 Water Street
Milwaukee, WI
TREASURER

**Officers do not receive any compensation from the Corporation.
---------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year

Audit                         The Audit Committee reviews and                 Two
          John DeVincentis    recommends to the full Board the
                              independent auditors to be selected to
                              audit the Fund's financial statements;
          Duane E. Dingmann   meets with the independent auditors
                              periodically to review the results of the
          James Mitchell      audits and reports the results to the
                              full Board; evaluates the independence of
          Barbara J. Pope     the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              organizational structure, reporting
                              relationship, resources and
                              qualifications of senior management
                              personnel responsible for accounting and
                              financial reporting; reviews the
                              evaluations of the adequacy and
                              effectiveness of the Fund's system of
                              internal controls; investigates any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties; and performs any other
                              activity consistent with the Fund's
                              organizational documents as deemed
                              appropriate by the full Board or the
                              Audit Committee.

---------------------------------------------------------------------------

Board ownership of shares in the fund and in the marshall funds family of
Investment companies AS OF DECEMBER 31, 2002

Interested             Fund Name             Dollar Range of                  Aggregate
Board Member Name     ------------------        Shares Owned            Dollar Range of
----------------------                            in Fund***   Shares Owned in Marshall
                                        --------------------                      Funds
                                                                   Family of Investment
                                                                              Companies
John M. Blaser        Equity Income         $50,001-$100,000              over $100,000
------------------------------------------------------------
                      Mid-Cap G&I        $10,001-$50,000
                      Mid-Cap Value          $10,001-$50,000
                      Small-Cap Growth       $10,001-$50,000
                      ------------------    $50,001-$100,000
                      International          $10,001-$50,000
                      Stock
                      Intermediate Bond

David W. Schulz       Large-Cap G&I        over $100,000              over $100,000
------------------------------------------------------------
                      Mid-Cap Growth        $50,001-$100,000
                      ------------------

Independent
Board Member Name     ------------------

John DeVincentis      Mid-Cap Growth              $1-$10,000              over $100,000
------------------------------------------------------------
                      Mid-Cap Value          $10,001-$50,000
                      Small-Cap Growth       $10,001-$50,000
                      Money Market              over$100,000

Duane E. Dingmann     Equity Income               $1-$10,000            $10,001-$50,000
------------------------------------------------------------
                      Large-Cap G&I           $1-$10,000
                      Mid-Cap Value               $1-$10,000
                      ------------------          $1-$10,000
                      Mid-Cap Growth

James Mitchell        Mid-Cap Value            over $100,000              over $100,000
------------------------------------------------------------
                      Mid-Cap Growth        $10,0001-$50,000
                      International            over $100,000
                      Stock                    over $100,000
                      Short-Term Income        over $100,000
                      Money Market

Barbara J. Pope       Large-Cap G&I           $1-$10,000           $50,001-$100,000
------------------------------------------------------------
                      Mid-Cap Value         $10,0001-$50,000
                      Mid-Cap Growth              $1-$10,000
                      Small-Cap Growth            $1-$10,000
                      Money Market          $50,001-$100,000

*** Dollar range of shares owned in any Fund that is not identified in this table is "None."

ADVISER TO THE FUND
The Adviser conducts investment research and makes investment decisions for the Fund.  The Fund's investment adviser is M&I Investment
Management Corp. (Adviser), a Wisconsin corporation headquartered in
Milwaukee, Wisconsin. The Adviser provides investment management services for investment companies, financial institutions, individuals, corporations and not-for-profit organizations, and is registered as an investment adviser with the U.S. Securities and Exchange Commission. The
Adviser is a wholly-owned subsidiary of Marshall & Ilsley Corporation
(M&I Corp.), a bank holding company headquartered in Milwaukee,
Wisconsin, with approximately $34 billion in assets. The Adviser shall not be liable to the Corporation, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the
Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser with an issuer.

BOARD REVIEW OF THE ADVISORY CONTRACT

As required by the 1940 Act, the Corporation's Board has reviewed the investment advisory contract on behalf of the Fund.  The Board's decision to approve this contract reflects the exercise of its business judgment on whether to continue the existing arrangement.  The Board bases its ultimate decision to approve the advisory contract on the totality of the circumstances and factors the Board deems relevant, and with a view to past and future long-term considerations. During its review of this contract, the Board considered many factors, among the most material of which are: the investment objectives and long term performance of the
Fund; the management philosophy, personnel, and processes used by the
Adviser; the preferences and expectations of the Fund's shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Fund and its shareholders by the Adviser's affiliates in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew the advisory contract.  In this regard, the Board was mindful of the potential disruptions of the operations of the Fund and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract.  In particular, the Board recognizes that the determination by M&I Trust of the appropriateness of the Fund for the investment of fiduciary assets as well as the decisions by the Fund's retail and institutional shareholders to invest in the Fund are based on the strength of the Adviser's industry standing and reputation and on the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the M&I organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the profitability to the
Adviser of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Corporation's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with the Adviser and M&I Trust on matters relating to the Fund, and is assisted in its deliberations by the advice of independent legal counsel.
In this regard, the Board requests and receives a significant amount of information about the Fund and the Adviser and its affiliates.  The
Adviser provides much of this information at each regular meeting of the
Board, and furnishes additional reports in connection with the meetings at which the Board's formal review of the advisory contract occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of the advisory contract is informed by reports covering such matters as: the investment philosophy, personnel, and processes utilized by the Adviser;
the short- and long-term performance of the Fund (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Fund and the Adviser and the services providers that service the Fund; and relevant developments in the mutual fund industry and how the Fund and/or its service providers are responding to them.

The Board also receives financial information about the Adviser and its affiliates, including reports on the compensation and benefits the Adviser and its affiliates derive from their relationships with the Fund.  These reports cover not only the fees under the advisory contract, but also fees received by the Adviser's affiliate, M&I Trust, for providing other services to the Fund under separate contracts (e.g., for serving as the
Fund's administrator, custodian and shareholder services agent).  The reports also discuss any indirect benefit the Adviser may derive from its receipt of research services from brokers who execute fund trades.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolios.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in a manner that, in the best judgment of the Adviser, is in the best economic interests of the
Adviser's clients with respect to the potential economic return on the clients' investments.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On routine matters, generally the Adviser will vote for proposals to:
approve independent auditors; election of directors in uncontested elections; increases in authorized common shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action; share repurchase programs that institute or renew open market share repurchase programs in which all shareholders may participate on equal terms.

On matters of  corporate  governance,  generally  the Adviser will vote for
proposals  to:  permit  a  simple   majority  of  shareholders  to  approve
acquisitions of a controlling interest of issuers;  eliminate classified or staggered boards of directors;  eliminate  cumulative voting and preemptive rights;  and proposals to opt-out of state takeover  statutes.  The Adviser
will  generally  vote  against  the  adoption  of   super-majority   voting
provisions that require greater than a two-thirds  shareholder  approval to
change  the  corporate   charter  or  bylaws  or  to  approve  mergers  and
acquisitions;  fair price  amendments  that are linked to a  super-majority provision  and do not permit a takeover  unless an arbitrary  fair price is offered to all shareholders;  proposals that would create different classes of stock with unequal  voting rights,  such as dual class  exchange  offers
and  dual  class  recapitalizations;   and  proposals  that  do  not  allow
replacement of existing members of the board of directors.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution and other compensation plans that are consistent with standard business practices;
and against proposals that would permit, for example, the repricing of outstanding options without substantial justification.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election, even if such a vote may be contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.

Proxy Voting Procedures
The Adviser has appointed a Proxy Officer who has the authority to direct the vote on proposals that require case-by-case determinations or where there has been a recommendation not to vote in accordance with a predetermined policy.  The Proxy Officer reports to the Trust Investment
Committee of the established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.

In the event that a portfolio manager of the Adviser concludes that the interests of the Fund requires that a proxy be voted on a proposal in a manner that differs from the voting guidelines proxy voting guidelines, the manager may request that the Proxy Officer consider voting on the proposal other than according to the guidelines, provided that the request accompanied by a written explanation of the reasons for the request and a description of any relationship with the party proposing the matter to the shareholders.  Upon such a request, the Proxy Officer may vary from the voting guidelines if the officer determines that voting on the proposal according to the guidelines would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interests of the client.  In determining the vote on any proposal pursuant to such a request, the Proxy Officer shall not consider any benefit other than the best interests of the client.

The Adviser's proxy voting procedures permit the Trust Investment
Committee to develop and revise further procedures to assist the Adviser in the voting of proxies, which may include the use of a third party vendor to purposes of recommendations on particular shareholder votes being solicited or for the voting of proxies, or to override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser addresses potential material conflicts of interest by having a predetermined voting policy.  For those proposals that require case-by-case determinations, or in instances where special circumstances may require varying from the predetermined policy, the Proxy Officer will determine the vote in the best interests of the Adviser's clients, without consideration of any benefit to the Adviser, its affiliates, its employees, its other clients, customers, service providers or any other party.

BROKERAGE TRANSACTIONS
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or the Adviser and may include:  advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the
Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, or their affiliates might otherwise have paid, it would tend to reduce their expenses.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by the SEC's rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR
M&I Trust is the administrator of the Fund, and Federated Services
Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the aggregate Fund's average daily net assets (ADNA)
as follows:

      ------------------------------------------------
      Maximum Fee                         Fund's ADNA
      ------------------------------------------------
      ------------------------------------------------
      0.10%                 on the first $250 million
      ------------------------------------------------
      ------------------------------------------------
      0.095%                 on the next $250 million
      ------------------------------------------------
      ------------------------------------------------
      0.08%                  on the next $250 million
      ------------------------------------------------
      ------------------------------------------------
      0.06%                  on the next $250 million
      ------------------------------------------------
      ------------------------------------------------
      0.04%                  on the next $500 million
      ------------------------------------------------
      ------------------------------------------------
      0.02%                    on assets in excess of
                                         $1.5 billion
      ------------------------------------------------

The administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the sub-administrator will be paid by the administrator.

The functions performed the administrator include, but are not limited to the following:

o    preparation,   filing  and  maintenance  of  the  Corporation's   governing
     documents, minutes of Board meetings and shareholder meetings;

o    preparation  and filing with the SEC and state  regulatory  authorities the
     Corporation's  registration  statement  and all  amendments,  and any other documents  required  for  the  Fund to make a  continuous  offering  of its shares;

o    preparation,  negotiation and  administration of contracts on behalf of the
     Fund;

o    supervision of the preparation of financial reports;

o    preparation and filing of federal and state tax returns;

o    assistance with the design, development and operation of the Fund; and

o    providing advice to the Fund's and Corporation's Board.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records.  For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.  The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.

The transfer agent may employ third parties, including M&I Trust, to provide sub-accounting and sub-transfer agency services.  In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.

CUSTODIAN
M&I Trust, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Fund.  For its services as custodian, M&I Trust receives an annual fee, payable monthly, based on a percentage of the Fund's average aggregate daily net assets.

INDEPENDENT AUDITORS
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the
United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES
---------------------------------------------------------------------------------------------------------------------
           Advisory Fee Paid/                 Brokerage Commissions Paid             Administrative Fee Paid
          Advisory Fee Waived
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
       For the fiscal year ended              For the fiscal year ended             For the fiscal year ended
               August 31                              August 31                             August 31
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     2003          2002         2001        2003        2002         2001        2003         2002          2001
---------------------------------------------------------------------------------------------------------------------
$4,801,790/    $4,597,139   $3,734,926/  N/A         N/A         N/A          $1,377,739  $1,350,452    $1,256,944
$960,358       $1,098,213   $1,244,975
---------------------------------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise the Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds.  The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.  The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily.  Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

YIELD
The Fund calculates the yield for the Institutional Class of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o
          determining the net change in the value of a hypothetical
          account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but
          including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o
          dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o
          multiplying the base period return by 365/7.


The Money Market Fund's yield for the Institutional Class of Shares for the seven-day period ended August 31, 2003, was 0.95%.


To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.


EFFECTIVE YIELD
The Fund's effective yield for the Institutional Class of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and
subtracting 1 from the result.  The Money Market Fund's effective yield for the Institutional Class of Shares for the seven-day period ended
August 31, 2003, was 0.96%.

      ---------------------------------------------------------------------------------
      Fund                          Average Annual Total              Yield
                                           Return             for the 30-day period
                                    for the period ended      ended August 31, 2003
                                      August 31, 2003
                                 ------------------------------------------------------
                                 ------------------------------------------------------
                                          One Year
                                      Since Inception
      ---------------------------------------------------------------------------------
      ---------------------------------------------------------------------------------
      Money Market Fund                    1.30%                      0.98%
                                           3.44%
      ---------------------------------------------------------------------------------
      a)   April 3, 2000

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of the Fund's shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute (ICI).

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from sources the Fund believes is reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance.  When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.  The financial publications and/or indices which the Fund uses in advertising may include:

o    Lipper,  Inc. ranks funds in various fund categories by making  comparative calculations  using total return.  Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific  period of time.  From time to time,  the
     Fund will quote its Lipper ranking in advertising and sales literature.

o    Consumer Price Index is generally considered to be a measure of inflation.

o    Dow Jones  Industrial  Average  (DJIA) is an unmanaged  index  representing share  prices  of major  industrial  corporations,  public  utilities,  and transportation  companies.  Produced by the Dow Jones &  Company, it is cited as a principal indicator of market conditions.

o    Standard  &  Poor's  Daily Stock Price  Index Of 500 Common  Stocks,  a
     composite index of common stocks in industry, transportation, financial and
     public  utility   companies.   The  Standard  &  Poor's  Index  assumes
     reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included,  nor are brokerage or other fees calculated in the Standard & Poor's figures.

o    Morningstar,  Inc., an independent rating service,  is the publisher of the bi-weekly  Mutual Fund  Values.  Mutual  Fund Values  rates more than 1,000
     Nasdaq-listed  mutual funds of all types  according to their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are effective for two weeks.

o    Bank Rate Monitor  National  Index,  Miami Beach,  Florida,  is a financial reporting  service which publishes  weekly average rates of 50 leading bank and thrift  institution money market deposit accounts.  The rates published in the index are an average of the personal  account  rates  offered on the
     Wednesday  prior to the date of publication by ten of the largest banks and thrifts  in each of the  five  largest  Standard  Metropolitan  Statistical
     Areas.  Account  minimums range upward from $2,500 in each  institution and compounding methods vary. If more than one rate is offered, the lowest rate is  used.  Rates  are  subject  to  change  at any  time  specified  by the institution.

o    iMoneyNet Inc.'s Money Fund ReportTM  publishes  annualized  yields of over
     300  taxable  money  market  funds on a weekly  basis and through its Money
     Market Insight publication reports monthly and 12 month-to-date  investment results for the same money funds.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation and mutual funds.

o    Fiduciary Consulting Grid Universe,  for example, is composed of over 1,000
     funds,  representing  350  different  investment  managers,   divided  into
     subcategories  based on asset mix. The funds are ranked  quarterly based on performance and risk characteristics.


ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the ICI. For example, according to the ICI, 49.6% of
American households are pursuing their financial goals through mutual funds (as of May 2002). These investors, as well as businesses and institutions, have entrusted over $6.97 trillion to the more than 8246 mutual funds available (as of August 2003).

FINANCIAL STATEMENTS

The Fund's Institutional Class of Shares financial statements for the fiscal year ended August 31, 2003, are incorporated herein by reference from the Fund's Institutional Class of Shares Annual Report dated August
31, 2003 (for the fiscal period ended August 31, 2003) and the Semi-Annual
Report dated February 28, 2003 (for the semi-annual period ended February
28, 2003) (File Nos. 33-48907 and 811-7047). Copies of the Annual Report
and Semi-Annual Report for the Fund's Institutional Class of Shares may be
obtained without charge by contacting MIS at the address located on the back cover of the SAI or by calling MIS at 1-414-287-8555 or
1-800-236-FUND (3863).


ADDRESSES

Marshall Money Market Fund                      1000 North Water Street
                                                P.O. Box 1348
                                                Milwaukee, Wisconsin 53201-1348

---------------------------------------------------------------------------
Distributor
            Edgewood Services, Inc.             5800 Corporate Drive
                                                Pittsburgh, PA 15237-7002
Adviser
            M&I Investment Management Corp. 1000 North Water Street
                                                Milwaukee, Wisconsin 53202
Custodian
            Marshall & Ilsley Trust Company N.A.  1000 North Water Street
                                                Milwaukee, Wisconsin 53202

---------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent
and Portfolio Accounting Services
            Federated Services Company          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------
Legal Counsel                                   Bell, Boyd& Lloyd LLC
                                                Three First National Plaza
70 West Madison Street, Suite 3300              Chicago, IL 60602-4207

---------------------------------------------------------------------------

Independent Auditors
            Ernst & Young LLP               200 Clarendon Street
                                                Boston, MA 02116-5072

Marshall Investor Services             Internet address:
http://www.marshallfunds.com
P.O. Box 1348                          TDD: Speech and Hearing Impaired
Services 1-800-236-209-3520
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)

[Logo of Marshall Funds]

Marshall International Stock Fund
The Investor Class of Shares

(Class Y)

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Risk/Return Profile	2
Fees and Expenses of the Fund	3
The Main Risks of Investing in the Fund	4
Securities Descriptions and Investment Techniques	5
How to Buy Shares	6
How to Redeem and Exchange Shares	9
Account and Share Information	12
Marshall Funds, Inc. Information	14
Financial Highlights	18


An international equity mutual fund seeking to provide capital appreciation by investing primarily in a diversified portfolio of common stocks of companies outside of the United States.

Shares of the Marshall International Stock Fund, like shares of all mutual funds, are not bank deposits, federally insured or guaranteed, and may lose value.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus, and any representation to the contrary is a criminal offense.


Prospectus


October 31, 2003


Risk/Return Profile

Marshall International Stock Fund

Goal: The Fund’s goal is to provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in securities of issuers domiciled in at least three different nations outside the United States, and invests at least 80% of its assets in equity securities. BPI Global Asset Management LLP (BPI) is the Sub-Adviser of the Fund.

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BPI uses a “bottom-up” approach to international investing within overall portfolio management guidelines. BPI indentifies companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. BPI then seeks to identify quality companies with attractive returns on equity, shareholder-oriented management and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as “quality companies at a reasonable price.” The portfolio management team closely monitors the Fund’s industry weightings and country weightings in relation to its performance benchmark.


Risks: The Fund is subject to fluctuations in the stock markets which have periods of increasing and decreasing values. Foreign securities pose additional risks over U.S.-based securities. The Fund is also subject to sector risks. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Annual Total Returns (calendar years 1995-2002)

Total Returns
Best quarter	(4Q99)	40.46%
Worst quarter	(3Q02)	(19.47)%
Year-to-date	(3Q03)	20.40%

Average Annual Total Returns through 12/31/02*

			Since 9/1/94
	1 Year	5 Year	inception

Fund:

Return Before Taxes	(18.38)%	(3.53)%	1.79%

Return After Taxes
on Distributions**	(18.38)%	(4.67)%	0.72%

Return After Taxes on
Distributions and Sale of
Fund Shares**	(11.29)%	(2.74)%	1.37%

LIFI	(13.83)%	(1.64)%	1.79%

EAFE	(15.94)%	(2.89)%	(0.08)%

*The table shows the Fund’s average annual total returns over a period of years relative to the Lipper International Funds Index (LIFI), which is an index of funds with similar objectives, and the Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE), which is a broad-based market index of international stocks. The EAFE returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

As with all mutual funds, past performance is no guarantee of future results.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed (as a percentage of offering price)	None
Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage of the Fund’s net assets)
Management Fee	1.00%(2)
Distribution (12b-1) Fee	None
Shareholder Servicing Fee	0.25%
Other Expenses	0.31%

Total Annual Fund Operating Expenses(1)	1.56%

(1) Although not contractually obligated to do so, the Adviser waived certain amounts. The net expenses the Fund actually paid for the fiscal year ended August 31, 2003 are shown below.
Total Actual Annual Fund Operating Expenses (after waiver)	1.54%

(2) The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.98% for the fiscal year ended August 31, 2003.

* Redemptions within 90 days of the purchase are subject to a 2.00% fee which is retained by the Fund and not the distributor. See ”Will I Be Charged a Fee for Redemptions?”

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company N.A. (M&I Trust), an affiliate of the Adviser, receives custodial and administrative fees for the services it provides to the Fund or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see “Marshall Funds, Inc. Information.” Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Fund’s Investor Class of Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Investor Class of Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Investor Class of Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$159
3 Years	$493
5 Years	$850
10 Years	$1,856

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.


The Main Risks of Investing in the Fund

Stock Market Risks. The Fund is subject to fluctuation in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.


Stock market risk is also related to the size of the company issuing stock. Companies may be categorized as having a small-, medium- or large-capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies.


Foreign Securities Risks. Foreign securities pose additional risks over U.S.-based securities for a number of reasons. Because the Fund invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens’ rights.


Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates, and regulations and accounting standards. The Fund may incur costs and expenses when making foreign investments that are higher than when making domestic investments, which will affect the Fund’s total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign securities change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.

Euro Risks. The Fund makes significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund’s investments.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies.


This may limit these countries’ ability to respond to economic downturns or political upheavals.


Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors.

Sector risk is the possibility that a certain sector may under-perform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.


Risks Related to Company Size. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.


Companies with smaller capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Fund’s investment adviser (Adviser) or Sub-Adviser believes it is appropriate to do so in light of the Fund’s investment goal. A higher portfolio turnover rate involves greater transaction expenses that must be borne directly by the Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund’s shareholders, are taxable to them.


Securities Descriptions and Investment Techniques


Securities


Equity Securities. Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.

Common Stocks. Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.


Foreign Securities. Foreign securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside the United States that trade on a foreign securities exchange or in a foreign market.

Foreign Common Stocks. Common stocks of foreign corporations are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

Investment Techniques


Securities Lending. The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.


The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


How to Buy Shares


What Do Shares Cost? You can buy the Investor Class Shares of the Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined NAV. Each NAV is calculated for the Fund at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. In calculating NAV, the Fund’s portfolio is valued using market prices.

Securities held by the Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate NAV. As a result, the NAV of the Fund’s shares may change on days when you cannot purchase or sell the Fund’s shares.

To open an account with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the account application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Fund to verify your identity.

Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Investor Services (MIS) at 1-800-236-FUND (3863).

Trust customers of M&I Trust may purchase shares by contacting their trust account officer.

You may purchase shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of the Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s Prospectus. Certain features of the Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Fund by 3:00 p.m. (Central Time) to get that day’s NAV. The Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer or other service provider that has entered into an agreement with the Fund, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Fund. Orders placed through one of these entities are considered received when the Fund is notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a valid Social Security or tax identification number.


Fund Purchase Easy Reference Table

Minimum Investments

$1,000 • To open an Account

$50 • To add to an Account (including through a Systematic Investment Program)

Phone 1-800-236-FUND (3863)

  Contact MIS.
  Complete an application for a new account.
  If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Fund having an identical shareholder registration.

Mail

  To open an account, send your completed account application and check payable to “Marshall Funds” to the following address:

Marshall Investor Services P.O. Box 1348 Milwaukee, WI 53201-1348

  To add to your existing Fund Account, send in your check, payable to “Marshall Funds,” to the same address. Indicate your Fund account number on the check.

In Person

  Bring in your completed account application (for new accounts) (M-F 8-5 Central Time) and a check payable to “Marshall Funds” to:

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Marshall Investor Services
 1000 North Water Street, 13th Floor
Milwaukee, WI 53202

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Wire

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  Notify MIS at 1-800-236-FUND (3863) by 3:00 p.m. (Central Time). If your wire is received by M&I Marshall & Ilsley Bank (M&I Bank) by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.

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  Then wire the money to:
  M&I Marshall & Ilsley Bank ABA Number 075000051

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Credit to: Marshall Funds, Deposit Account, Account Number 27480;
Further credit to: The Investor Class of Shares, International Stock Fund;
Re: [Shareholder name and account number]

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  If a new Account, fax application to: Marshall Investor Services at 1-414-287-8511.
  Mail a completed account application to the Fund at the address above under “Mail.”
  Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve wire system are open for business.

Systematic Investment Program

  You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in the Fund at the next Fund share price determined after MIS receives the order.
  The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.
  Call MIS at 1-800-236-FUND (3863) to apply for this program.

Marshall Funds OnLineSM

  You may purchase Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See “Fund Transactions Through Marshall Funds OnLineSM” in the Account and Share Information section.

Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares

  If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.
  If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.
  All checks should be made payable to the “Marshall Funds.”

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the “Fund Redemption Easy Reference Table.” You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

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Trust customers of M&I Trust should contact their account officer to make redemption requests.

Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS or any Authorized Dealer. It is the responsibility of MIS, and Authorized Dealer or service provider to promptly submit redemption requests to the Fund.

Redemption requests for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day’s NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares which have been held for less than 90 days after a purchase (other than through reinvestments of capital gains or dividends). The 2% short-term redemption fee will not be charged to accounts established on behalf of qualified employee benefit plans. In addition, the Funds’ management or the Adviser may, in their sole discretion, waive the short-term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to a Fund and its shareholders.

This charge is not applicable to trust, fiduciary or brokerage customers of M&I affiliates.

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Fund Redemption Easy Reference Table

Phone 1-800-236-FUND (3863) (Except Retirement Accounts, which must be done in writing)

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  If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker/dealer, you must contact your account representative.

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Mail

  Send in your written request to the following address, indicating your name, the Fund name (International Stock Fund), your account number, and the number of shares or the dollar amount you want to redeem to:

Marshall Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348

  If you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.

For additional assistance, call 1-800-236-FUND (3863).

In Person

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  Bring in the written redemption request with the information described in “Mail” above to Marshall Investor Services, 1000 North Water Street, 13th Floor, Milwaukee, WI, 53202 (M-F 8-5 Central Time). The proceeds from the redemptions will be sent to you in the form of a check or by wire.

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Wire/Electronic Transfer

  Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.
  Wires of redemption proceeds will only be made on days on which the Fund and the Federal Reserve wire system are open for business.
  Wire-transferred redemptions may be subject to an additional fee.

Systematic Withdrawal Program

  If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.
  Contact MIS to apply for this program.

Marshall Funds OnLineSM

  You may redeem Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See “Fund Transactions Through Marshall Funds OnLineSM” in the Account and Share Information section.

Additional Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

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  when you want a redemption to be sent to an address other than the one you have on record with the Fund;
  when you want the redemption payable to someone other than the shareholder of record; or
  when your redemption is to be sent to an address of record that was changed within the last 30 days.
  Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

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Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.

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However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in shares of the Fund.

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Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

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Exchange Privilege. You may exchange the Investor Class Shares of the Fund for the Investor Class Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through MIS, you may telephone instructions to MIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker/ dealers, financial institutions or service providers should contact their account representative. Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for shares to be exchanged the same day.

However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange. The Fund and its service providers will record your telephone instructions. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

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Frequent Traders. The Fund’s management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder’s purchase and/or exchange privileges. A subsequent redemption, if less than 90 days after purchase may be subject to a 2% short-term redemption fee. See “Will I Be Charged a Fee for Redemptions?”

Account and Share Information

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Fund Transactions Through Marshall Funds OnLineSM. If you have previously established an account with the Fund, and have signed an OnLine/SM/Agreement, you may purchase, redeem or exchange shares through the Marshall Funds Internet Site on the World Wide Web (http://www.marshall-funds.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site—you may only establish a new Fund account under the methods described in the How to Buy Shares section.

Trust customers of M&I Trust should contact their account officer for information on the availability of transactions over the Internet.

You should contact MIS at 1-800-236-FUND (3863) to get started. MIS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact MIS.

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Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

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	Minimum	Maximum

Purchases	$50	$100,000

Redemptions	By ACH $50:	By ACH: $50,000
	By wire: $1,000	By wire: $50,000

Exchanges	$50	$100,000

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Your transactions through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described in this Prospectus.

You may not change your address of record, registration or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

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Online Risks. If you utilize the Web Site for account histories or transactions, you should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

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While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party—should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Marshall Funds, its transfer agent, distributor and MIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

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Confirmations and Account Statements. You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

Dividends and Capital Gains. The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

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In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain.

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Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.

Tax Information

Federal Income Tax. The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.

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Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets. Fund distributions are expected to be primarily capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Marshall Funds, Inc. Information

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Management of the Marshall Funds. The Board of Directors (the Board) governs the Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp.

The Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-Adviser) to manage the Fund, subject to oversight by the Adviser.

Adviser’s Background. M&I Investment Management Corp. is a registered investment adviser and a wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2003, the Adviser had approximately $14.5 billion in assets under management, of which $6.1 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Sub-Adviser’s Background. BPI is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2003, BPI had approximately $4.4 billion of total assets under management. The Sub-Adviser’s address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

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Portfolio Manager. The Fund is managed by Dan Jaworski, founder, Managing Director and Chief Investment officer of the Sub-Adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Frères & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

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Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 1.00% of the Fund’s average daily net assets (ADNA).

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, MIS.

M&I Trust is entitled to receive shareholder services fees directly from the Fund in amounts up to a maximum annual percentage of 0.25% of the ADNA.

As shareholder services agent, M&I Trust has the discretion to waive a portion of its fees. However, any waivers of shareholder services fees are voluntary and may be terminated at any time in its sole discretion.

M&I Trust is the administrator of the Marshall Funds, and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund’s ADNA as follows:

Maximum Fee	Fund’s ADNA

0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

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Supplemental Performance Information of the Sub-Adviser to the Marshall International Stock Fund

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BPI has served as Sub-Adviser for the Marshall International Stock Fund (“the Fund”) since March 29, 1999. Since the Fund’s inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI’s Managing Director, currently serves as the portfolio manager for the Fund. Supplemental information is presented below to summarize BPI’s and Mr. Jaworski’s historical performance results for various entities other than the Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.

Mr. Jaworski was employed at STI Capital Management and managed the SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Fund) for the period from February 1, 1995 to November 30, 1995. The following table summarizes the returns of the SunTrust Commingled Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE).

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	Gross	Net	EAFE
	of Fees	of Fees	Performance

1Q1995(1)	6.70%	6.46%	5.93%

2Q1995	12.18	11.79	0.73

3Q1995	11.94	11.55	4.17

4Q1995(2)	4.57	4.20	4.05

The commingled fund was not a mutual fund registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.

(1) Not a full quarter — excludes performance from 1/1/1995 to 1/31/1995.

(2) Not a full quarter — excludes performance from 12/1/1995 to 12/31/1995.

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Mr. Jaworski was subsequently promoted to Director of International Portfolio Management & Research and Senior Portfolio Manager for the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Fund) from December 1, 1995 to March 31, 1997. The following table summarizes the returns of the STI Classic International Equity Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the EAFE:

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	Gross	Net	EAFE
	of Fees	of Fees	Performance

12/1/95 - 12/31/95	4.02%	3.50%	4.03%

1Q1996	5.09	4.72	2.89

2Q1996	5.89	5.52	1.58

3Q1996	1.57	1.21	-0.13

4Q1996	9.54	9.16	1.59

Annual 1996	23.82	22.08	6.05

1Q1997	4.43	4.06	-1.57

The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the EAFE for the same period. In addition, the fund’s average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39% for the EAFE for the same period.

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Mr. Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing Director and Chief Investment Officer. The following table sets forth BPI’s composite performance information relating to the performance of institutional private accounts, including the Fund, managed by BPI, during the periods indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The performance information is provided to illustrate BPI’s historical performance in managing similar accounts as measured against the EAFE.

	Gross	Net	EAFE
	of Fees	of Fees	Performance

1Q1997	N/A	N/A	N/A
2Q1997	16.96%	16.73%	12.98%
3Q1997	8.67	8.54	-0.70
4Q1997	-3.36	-3.48	-7.83

Annual 1997(1)	22.83	22.29	3.40
1Q1998	18.20	18.06	14.71
2Q1998	4.14	4.01	1.06
3Q1998	-12.38	-12.56	-14.21
4Q1998	14.84	14.62	20.66

Annual 1998	23.86	23.06	20.00
1Q1999	0.35	0.15	1.39
2Q1999	6.01	5.75	2.54
3Q1999	4.43	4.16	4.39
4Q1999	41.57	41.25	16.99

Annual 1999	57.43	55.98	26.96
1Q2000	2.08	1.81	-0.11
2Q2000	-10.25	-10.51	-3.96
3Q2000	-4.38	-4.64	-8.07
4Q2000	-2.99	-3.25	-2.68

Annual 2000	-15.03	-15.95	-14.17
1Q2001	-18.63	-18.85	-13.71
2Q2001	2.67	2.41	-1.04
3Q2001	-14.76	-14.99	-14.00
4Q2001	9.92	9.66	6.97

Annual 2001	-21.73	-22.52	-21.44
1Q2002	2.57	2.33	0.51
2Q2002	-2.71	-2.89	-2.12
3Q2002	-19.11	-19.26	-19.73
4Q2002	2.99	2.81	6.45

Annual 2002	-16.82	-17.46	-15.94
1Q2003	-7.85	-8.02	-8.21
2Q2003	20.52	20.32	19.27
3Q2003	9.66	9.49	8.13

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The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where “international” as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) two U.S. international funds that use multiple sub-advisers, one of which is BPI; and (3) several private accounts with various investment restrictions.

(1) Not a full year — excludes performance from 1/1/1997 to 3/31/1997.

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BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR). AIMR is a nonprofit membership and education organization with more than 50,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as BPI). These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The “Net of Fees” figures reflect the deduction of advisory and other fees paid by the accounts — “Gross of Fees” does not include these fees, but does include certain trading costs and embedded fees that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to December 31, 2002. Information from that date to September 30, 2003 has not been verified by the Marshall Funds or Edgewood Services, Inc. and is unaudited.

The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies and risks similar to those of the Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the SunTrust Commingled Fund and BPI institutional accounts included in BPI’s composite differ from the Fund, in that they are not subject to:

  the same types of expenses as the Fund;
  the investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act; and
  the requirements of Subchapter M of the Internal Revenue Code.

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As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.

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Although the STI Classic International Equity Fund has objectives, policies, strategies and risks similar to those of Fund, it is a separate fund and its performance is not indicative of the potential performance of the Fund.

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The EAFE is a capitalization-weighted foreign securities index, which is widely used to measure the performance of

European, Australasia, New Zealand, and Far Eastern stock markets. The EAFE is unmanaged. Investments may not be made in an index. The Fund’s Statement of Additional Information contains further information on calculation of average annual total returns.

Financial Highlights–Investor Class of Shares

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The Financial Highlights will help you understand the Fund’s financial performance for its five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Fund’s independent auditors for the fiscal years ended August 31, 1999 through August 31, 2003. Their report dated October 13, 2003 is included in the Annual Report for the Fund, which is incorporated by reference. This table should be read in conjunction with the Fund’s financial statements and notes thereto, which may be obtained free of charge from the Fund.

Further information about the performance of the Fund is contained in the Fund’s Annual Report dated August 31, 2003, which may be obtained free of charge.

(For a share outstanding throughout each period)

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency			Distributions to Shareholders from Net Realized Gain on Investments and Foreign Currency					Ratios to Average Net Assets
		Net Investment Income (Net Operating Loss)			Distributions to Shareholders from Net Investment Income
	Net Asset Value, Beginning of Period							Net Asset Value, End of Period			Net Investment Income (Net Operating Loss)		Net Assets, End of Period (000 Omitted)
Year Ended August 31,				Total from Investment Operations								Expense Waiver/ Reimbursement(2)		Portfolio Turnover Rate
							Total Distributions		Total Return(1)
										Expenses

1999	$11.54	0.09	2.45	2.54	(0.25)	—	(0.25)	$13.83	22.20%	1.51%	0.79%	0.01%	$270,315	182%
2000	$13.83	(0.07)(4)	4.09	4.02	(0.16)	(1.36)	(1.52)	$16.33	28.09%	1.50%	(0.40)%	0.02%	$351,242	225%
2001	$16.33	0.03(4)	(4.02)	(3.99)	—	(1.61)	(1.61)	$10.73	(26.36)%	1.46%	0.25%	0.02%	$246,649	156%
2002(3)	$10.73	0.03(4)	(1.45)	(1.42)	—	—	—	$9.31	(13.23)%	1.49%	0.32%	0.02%	$195,496	83%
2003(3)	$9.31	0.06(4)	0.65	0.71	—	—	—	$10.02	7.63%	1.54%	0.65%	0.02%	$204,477	171%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios.
(3)	Effective September 1, 2001, the Fund adopted the provisions of the revised American Institute of Certified Public Accountants Audit and Accounting Guide Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:
2002	2003
$0.01	$0.01

Periods prior to September 1, 2001 have not been restated to reflect this change.

(4) Per share information is based on average shares outstanding.

A Statement of Additional Information (SAI) dated October 31, 2003, is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Investment Commentary discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, call your investment professional or the Fund at 1-800-236-FUND (3863).

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Marshall Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348
800-236-FUND (3863)
 TDD: Speech and Hearing Impaired Services
1-800-209-3520

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Cusip 572353837
25516 (10/03)
Investment Company Act File No. 811-7047

Edgewood Services, Inc.
Distributor

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[Logo of Marshall Funds]

Marshall International Stock Fund
The Institutional Class of Shares

(Class I)

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Risk/Return Profile	2
Fees and Expenses of the Fund	3
The Main Risks of Investing in the Fund	4
Securities Descriptions and Investment Techniques	5
How to Buy Shares	6
How to Redeem and Exchange Shares	8
Account and Share Information	10
Marshall Funds, Inc. Information	11
Financial Highlights	15

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An international equity mutual fund seeking to provide capital appreciation by investing primarily in a diversified portfolio of common stocks of companies outside of the United States.

Shares of the Marshall International Stock Fund, like shares of all mutual funds, are not bank deposits, federally insured or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus, and any representation to the contrary is a criminal offense.

Prospectus

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October 31, 2003

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Risk/Return Profile

Marshall International Stock Fund

Goal: The Fund’s goal is to provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in securities of issuers domiciled in at least three different nations outside the United States, and invests at least 80% of its assets, in equity securities. BPI Global Asset Management LLP (BPI) is the Sub-Adviser of the Fund.

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BPI uses a “bottom-up” approach to international investing within overall portfolio management guidelines. BPI identifies companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. BPI then seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as “quality companies at a reasonable price.” The portfolio management team closely monitors the Fund’s industry weightings and country weightings in relation to its performance benchmark.

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Risks: The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Foreign securities pose additional risks over U.S.-based securities. The Fund is also subject to sector risks. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Annual Total Returns (calendar years 2000-2002)

Total Returns
Best quarter	(4Q01)	9.78%
Worst quarter	(3Q02)	(19.54)%
Year-to-date	(3Q03)	20.47%

Average Annual Total Returns through 12/31/02*

		Since 9/1/99
	1 Year	inception

Fund:

Return Before Taxes	(18.10)%	(8.19)%

Return After Taxes
on Distributions**	(18.10)%	(9.66)%

Return After Taxes
on Distributions and Sale
of Fund Shares**	(11.12)%	(6.33)%

LIFI	(13.83)%	(8.83)%

EAFE	(15.94)%	(11.81)%

*The table shows the Fund’s average annual total returns over a period of years relative to the Lipper International Funds Index (LIFI), which is an index of funds with similar objectives. the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE), which is a broad-based market index of international stocks. The EAFE returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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**After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

As with all mutual funds, past performance is no guarantee of future results.

Fees and Expenses of the Fund

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Class of Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed (as a percentage of offering price)	None

Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage of the Fund’s net assets)

Management Fee	1.00%(2)

Distribution (12b-1) Fee	None

Shareholder Servicing Fee	None

Other Expenses	0.31%

Total Annual Fund Operating Expenses(1)	1.31%

(1) Although not contractually obligated to do so, the Adviser waived certain amounts. The net expenses the Fund actuallypaid for the fiscal year ended August 31, 2003 are shown below.

Total Actual Annual Fund Operating Expenses (after waiver)	1.29%

(2) The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.98% for the fiscal year ended August 31, 2003.

* Redemptions within 90 days of the purchase are subject to a 2.00% fee which is retained by the Fund and not the distributor. See ”Will I Be Charged a Fee for Redemptions?”

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company N.A. (M&I Trust), an affiliate of the Adviser, receives custodial and administrative fees for the services it provides to the Fund or shareholders as applicable. For more complete descriptions of the various costs and expenses, see “Marshall Funds, Inc. Information.” Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Fund’s Institutional Class of Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Institutional Class of Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Class of Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$133
3 Years	$415
5 Years	$718
10 Years	$1,579

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

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The Main Risks of Investing in the Fund

Stock Market Risks. The Fund is subject to fluctuation in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Stock market risk is also related to the size of the company issuing stock. Companies may be categorized as having a small-, medium-, or large-capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies.

Foreign Securities Risks. Foreign securities pose additional risks over U.S.-based securities for a number of reasons. Because the Fund invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens’ rights.

Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates, and regulations and accounting standards. The Fund may incur costs and expenses when making foreign investments that are higher than when making domestic investments, which will affect the Fund’s total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign securities change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.

Euro Risks. The Fund makes significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund’s investments.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries’ ability to respond to economic downturns or political upheavals.

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Company Size. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Fund’s investment adviser (Adviser) or Sub-Adviser believes it is appropriate to do so in light of the Fund’s investment goal. A higher portfolio turnover rate involves greater transaction expenses that must be borne directly by the Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund’s shareholders, are taxable to them.

Securities Descriptions and Investment Techniques

Securities

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Equity Securities. Equity securities represent a share of an issuer’s earning’s and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities, because issuers generally have discretion as to the payment of any dividends or distributions.

However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer’s business.

Common Stocks. Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

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Foreign Securities. Foreign securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside the United States that trade on a foreign securities exchange or in a foreign market.

Foreign Common Stocks. Common stocks of foreign corporations are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

Investment Techniques

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Securities Lending. The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest risks and credit risks.

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Temporary Defensive Investments. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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How to Buy Shares

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What Do Shares Cost? You can buy the Institutional Class of Shares of the Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined NAV.

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NAV is determined for the Fund at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. In calculating NAV, the Fund’s portfolio is valued using market prices.

Securities held by the Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate NAV. As a result, the NAV of the Fund’s shares may change on days when you cannot purchase or sell the Fund’s shares.

To open an account with the Fund, your first investment must be at least $1 million. The minimum investment amount to add to your existing account is $100,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion.

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How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the account application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Fund to verify your identity.

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You may also purchase shares through a broker/dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of the Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s Prospectus. Certain features of the Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Fund by 3:00 p.m. (Central Time) to get that day’s NAV. The Fund reserves the right to reject any purchase request. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a valid Social Security or tax identification number.

Fund Purchase Easy Reference Table

Phone

  Once you have opened an account and if you authorize telephone privileges in your Account Application or by subsequently completing an authorization form, you may purchase additional shares by calling Marshall Investor Services (MIS) at 1-800-236-FUND (3863).

Mail

  To open an account, send your completed Account Application and check payable to “Marshall Funds” to the following address:

Marshall Investor Services P.O. Box 1348 Milwaukee, WI 53201-1348

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  To add to your existing Fund account, send in your check, payable to “Marshall Funds,” to the same address. Indicate your Fund account number on the check.

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Wire

•	Notify MIS at 1-800-236-FUND (3863) by 3:00 p.m. (Central Time).
•	Then wire the money to:
M&I Marshall & Ilsley Bank ABA Number 075000051
•	Credit to: Marshall Funds, Deposit Account, Account Number 27480;
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•	Further credit to: the Institutional Class of Shares, International Stock Fund; Re:
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[Shareholder name and Account number].
•	If a new account, fax application to: Marshall Investor Services at 1-414-287-8511.
•	Mail a completed Account Application to the Fund at the address above under “Purchases by Mail.”
•	Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve Wire System are open for business.

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by Telephone and by Wire/Electronic Transfer. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS.

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Redemption requests for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day’s NAV.

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Redemption proceeds will normally be wired the following business day, but in no event more than seven days, after the request is made.

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Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares which have been held for less than 90 days after a purchase (other than through reinvestments of capital gains or dividends). This charge is not applicable to trust, fiduciary or brokerage customers of M&I affiliates.

The 2% short-term redemption fee will not be charged to accounts established on behalf of qualified employee benefit plans. In addition, the Funds’ management or the Adviser may, in their sole discretion, waive the short-term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to a Fund and its shareholders.

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Fund Redemption Easy Reference Table

Phone

  If you have authorized the telephone redemption privilege in your Account Application or by a subsequent authorization form, you may redeem shares by telephone.

Wire/Electronic Transfer

  Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your Account Application or subsequent form.
  Wires of redemption proceeds will only be made on days on which the Fund and the Federal Reserve wire system are open for business.
  Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.

Additional Conditions for Redemptions

Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

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Frequent Traders. The Fund’s management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder’s purchase. A subsequent redemption, if less than 90 days after purchase, may be subject to a 2% short term redemption fee. See “Will I Be Charged a Fee for Redemptions?”

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Account and Share Information

Confirmations and Account Statements. You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

Dividends and Capital Gains. The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain.

Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.

Tax Information

Federal Income Tax. The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Marshall Funds, Inc. Information

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Management of the Marshall Funds. The Board of Directors (the Board) governs the Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp.

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The Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-Adviser) to manage the Fund, subject to oversight by the Adviser.

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Adviser’s Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2003, the Adviser had approximately $14.5 billion in assets under management, of which $6.1 billion is in Marshall Fund assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Sub-Adviser’s Background. BPI is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2003, BPI had approximately $4.4 billion of total assets under management. The Sub-Adviser’s address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

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Portfolio Manager. The Fund is managed by Dan Jaworski, founder, Managing Director and Chief Investment officer of the Sub-Adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Frères & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

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Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 1.00% of the Fund’s average daily net assets (ADNA).

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The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

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Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, Marshall Investor Services.

M&I Trust is the administrator of the Marshall Funds, and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund’s ADNA as follows:

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Maximum Fee	Fund’s ADNA

0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

Supplemental Performance Information of the Sub-Adviser to the Marshall International Stock Fund

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BPI Global Asset Management LLP has served as Sub-Adviser for the Marshall International Stock Fund (the Fund) since March 29, 1999. Since the Fund’s inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI’s Managing Director, currently serves as the portfolio manager for the Fund. Supplemental information is presented below to summarize BPI’s and Mr. Jaworski’s historical performance results for various entities other than the Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.

Mr. Jaworski was employed at STI Capital Management and managed the SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Fund) for the period from February 1, 1995 to November 30, 1995. The following table summarizes the returns of the SunTrust Commingled Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE).

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	Gross	Net	EAFE
	of Fees	of Fees	Performance

1Q1995 (1)	6.70%	6.46%	5.93%

2Q1995	12.18	11.79	0.73

3Q1995	11.94	11.55	4.17

4Q1995 (2)	4.57	4.20	4.05

(1)	Not a full quarter — excludes performance from 1/1/1995 to 1/31/1995.
(2)	Not a full quarter — excludes performance from 12/1/1995 to 12/31/1995.

The commingled fund was not a mutual fund registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.

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Mr. Jaworski was subsequently promoted to Director of International Portfolio Management & Research and Senior Portfolio Manager for the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Fund) from December 1, 1995 to March 31, 1997. The following table summarizes the returns of the STI Classic International Equity Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the EAFE:

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	Gross	Net	EAFE
	of Fees	of Fees	Performance

12/1/95 - 12/31/95	4.02%	3.50%	4.03%

1Q1996	5.09	4.72	2.89

2Q1996	5.89	5.52	1.58

3Q1996	1.57	1.21	-0.13

4Q1996	9.54	9.16	1.59

Annual 1996	23.82	22.08	6.05

1Q1997	4.43	4.06	-1.57

The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the EAFE for the same period. In addition, the fund’s average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39% for the EAFE for the same period.

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Mr. Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing Director and Chief Investment Officer. The following table sets forth BPI’s composite performance information relating to the performance of institutional private accounts, including the Fund, managed by BPI, during the periods indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the Fund. The performance information is provided to illustrate BPI’s historical performance in managing similar accounts as measured against the EAFE.

	Gross	Net	EAFE
	of Fees	of Fees	Performance

1Q1997	N/A	N/A	N/A

2Q1997	16.96%	16.73%	12.98%

3Q1997	8.67	8.54	-0.70

4Q1997	-3.36	-3.48	-7.83

Annual 1997(1)	22.83	22.29	3.40

1Q1998	18.20	18.06	14.71

2Q1998	4.14	4.01	1.06

3Q1998	-12.38	-12.56	-14.21

4Q1998	14.84	14.62	20.66

Annual 1998	23.86	23.06	20.00

1Q1999	0.35	0.15	1.39

2Q1999	6.01	5.75	2.54

3Q1999	4.43	4.16	4.39

4Q1999	41.57	41.25	16.99

Annual 1999	57.43	55.98	26.96

1Q2000	2.08	1.81	-0.11

2Q2000	-10.25	-10.51	-3.96

3Q2000	-4.38	-4.64	-8.07

4Q2000	-2.99	-3.25	-2.68

Annual 2000	-15.03	-15.95	-14.17

1Q2001	-18.63	-18.85	-13.71

2Q2001	2.67	2.41	-1.04

3Q2001	-14.76	-14.99	-14.00

4Q2001	9.92	9.66	6.97

Annual 2001	-21.73	-22.52	-21.44

1Q2002	2.57	2.33	0.51

2Q2002	-2.71	-2.89	-2.12

3Q2002	-19.11	-19.26	-19.73

4Q2002	2.99	2.81	6.45

Annual 2002	-16.82	-17.46	-15.94

1Q2003	-7.85	-8.02	-8.21

2Q2003	20.52	20.32	19.27

3Q2003	9.66	9.49	8.13

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The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where “international” as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) two U.S. international funds that use multiple sub-advisers, one of which is BPI; and (3) several private accounts with various investment restrictions.

(1) Not a full year — excludes performance from 1/1/1997 to 3/31/1997.

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BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR). AIMR is a non-profit membership and education organization with more than 50,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as BPI). These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The “Net of Fees” figures reflect the deduction of advisory and other fees paid by the accounts —“Gross of Fees” does not include these fees, but does include certain trading costs and embedded fees that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to December 31, 2002. Information from that date to September 30, 2003 has not been verified by the Marshall Funds or Edgewood Services, Inc. and is unaudited.

The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies and risks similar to those of the Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the SunTrust Commingled Fund and BPI institutional accounts included in BPI’s composite differ from the Fund, in that they are not subject to:

  the same types of expenses as the Fund;
  the investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act; and


  the requirements of Subchapter M of the Internal Revenue Code.

As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.


Although the STI Classic International Equity Fund has objectives, policies, strategies, and risks similar to those of Fund, it is a separate fund and its performance is not indicative of the potential performance of the Fund.


The EAFE Index is a capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australasia, New Zealand, and Far Eastern stock markets. The EAFE is unmanaged. Investments may not be made in an index. The Fund’s Statement of Additional Information contains further information on calculation of average annual total returns.


Financial Highlights–Institutional Class of Shares

The Financial Highlights will help you understand a Fund’s financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Funds’ independent auditors for the fiscal years ended August 31, 2000 through August 31, 2003. Their report dated October 13, 2003 is included in the Annual Report for the Fund, which is incorporated by reference. This table should read in conjunction with the Fund’s financial statements and notes thereto, which may be obtained free of charge from the Fund.

Further information about the performance of the Fund is contained in the Fund’s Annual Report dated August 31, 2003, which may be obtained free of charge.

(For a share outstanding throughout each period)

			Net Realized			Distributions
			and			to Shareholders				Ratios to Average Net Assets
			Unrealized		Distributions	from Net Realized
	Net Asset	Net Investment	Gain (Loss) on		to Shareholders	Gain on		Net Asset			Net Investment		Net Assets,
	Value,	Income (Net	Investments	Total from	from Net	Investments		Value,			Income (Net	Expense	End of Period	Portfolio
	Beginning	Operating	and Foreign	Investment	Investment	and Foreign	Total	End of	Total		Operating	Waiver/	(000	Turnover
Period Ended August 31,	of Period	Loss)	Currency	Operations	Income	Currency	Distributions	Period	Return(1)	Expenses	Loss)	Reimbursement(2)	Omitted)	Rate

International Stock Fund
2000(3)	$13.83	(0.02)(4)	4.08	4.06	(0.18)	(1.36)	(1.54)	$16.35	28.34%	1.26%	(0.12)%	0.02%	$134,920	225%
2001	$16.35	0.07(4)	(4.04)	(3.97)	—	(1.61)	(1.61)	$10.77	(26.19)%	1.21%	0.55%	0.02%	$109,367	156%
2002(5)	$10.77	0.06(4)	(1.46)	(1.40)	—	—	—	$9.37	(13.00)%	1.24%	0.59%	0.02%	$102,233	83%
2003(5)	$9.37	0.08(4)	0.66	0.74	—	—	—	$10.11	7.90%	1.29%	0.90%	0.02%	$116,761	171%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios.
(3)	Reflects operations for the period from September 1, 1999 (start of performance) to August 31, 2000.
(4)	Per share information is based on average shares outstanding.
(5)	Effective September 1, 2001, the Fund adopted the provisions of the revised American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

2002	2003
$0.01	$0.01

Periods prior to September 1, 2001 have not been restated to reflect this change.

A Statement of Additional Information (SAI) dated October 31, 2003, is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Investment Commentary discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, call your investment professional or the Fund at 1-800-236-FUND (3863).


You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Marshall Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348
800-236-FUND (3863)


Cusip 572353712
G00714-05 (10/03)
Investment Company Act File No. 811-7047

Edgewood Services, Inc.
Distributor


Statement of Additional Information

MARSHALL INTERNATIONAL STOCK FUND

A Portfolio of Marshall Funds, Inc.

the Institutional Class of Shares

(Class I)


This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for the Marshall International Stock Fund
Institutional Class of Shares, dated October 31, 2003. This SAI incorporates by reference the Fund's Annual Report. You may obtain the Prospectus or Annual Report without charge by calling Marshall Investor Services (MIS)at 414-287-8555 or
1-800-236-FUND (3863), or you can visit the Marshall Funds' Internet site on the
World Wide Web at (http://www.marshallfunds.com).


PO Box 1348
Milwaukee, Wisconsin 53201-1348


October 31, 2003

                        Contents
                        How are the Marshall Funds Organized?            1
                        Securities in Which the Fund Invests             1
                        Securities Descriptions, Techniques and Risks    2
                        Fundamental Investment Objective                11
                        Investment Limitations                          11
                        Determining Market Value of Securities          12
                        What Do Shares Cost?                            13
                        How is the Fund Sold?                           13
                        How to Buy Shares                               13
                        Account and Share Information                   14
                        What are the Tax Consequences?                  14
                        Who Manages the Fund?                           15
                        How Does the Fund Measure Performance?          25
                        Performance Comparisons                         26
                        Economic and Market Information                 27
                        Financial Statements                            27
                        Appendix                                        28
                        Addresses                                       31
G00714-06 (10/03)


CUSIP 572353712

EDGEWOOD SERVICES, INC.
-----------------------------------------------------------------------------------
Distributor

HOW ARE THE MARSHALL FUNDS ORGANIZED?

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.


The Fund is a diversified portfolio of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. This SAI contains additional information about the Corporation and the
Fund. The Board of Directors (the Board) has established three classes of shares of the Fund, known as the Advisor Class of Shares, the Investor Class of Shares
and the Institutional Class of Shares. This SAI relates to the Fund's
Institutional Class of Shares. The Fund's investment adviser is M&I Investment
Management Corp. (Adviser), and the Fund's sub-adviser is BPI Global Asset
Management LLP (BPI) (Sub-Adviser). This SAI contains additional information about the Corporation and the Institutional Class of Shares of the Fund. This SAI uses the same terms as defined in the Prospectus.


The definitions of the terms series and class in the Wisconsin Business
Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this SAI. The Articles of
Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the Prospectus and SAI may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code (the Code).

SECURITIES IN WHICH THE FUND INVESTS

For purposes of this section, "Assets" shall mean net assets plus the amount of any borrowings for investment purposes. Under normal circumstances, the Fund will invest at least 80% of its Assets in securities of issuers domiciled in at least three different nations outside the United States, and will invest at least 80% of the Fund's Assets in common stocks, preferred stocks and other equity securities.
The Fund will provide shareholders with at least 60 days prior notice of any changes to the policy described in this section as required by Rule 35d-1 of the
1940 Act. Following is a table that indicates which types of securities are a:
o
   P = Principal investment of the Fund (shaded in chart); or
o
   A = Acceptable (but not principal) investment of the Fund

-------------------------------------------------------------------------------
Securities                                          International Stock Fund
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
American Depositary Receipts                                     A
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Asset-Backed Securities 1                                        A
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Bank Instruments 2                                               A
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Borrowing 3                                                      A
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Common Stock                                                     P
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Common Stock of Foreign Companies                                P
--------------------------------------------------------------------------------
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Convertible Securities                                           A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debt Obligations6                                                A
--------------------------------------------------------------------------------
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Derivative Contracts and Securities                              A
--------------------------------------------------------------------------------
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European Depositary Receipts                                     A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed Rate Debt Obligations                                      A
--------------------------------------------------------------------------------
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Floating Rate Debt Obligations                                   A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Currency Hedging Transactions                            A
--------------------------------------------------------------------------------
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Foreign Currency Transactions                                    A
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Foreign Securities                                               P
--------------------------------------------------------------------------------
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Forward Commitments, When-Issued and Delayed                     A
Delivery Transactions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Futures and Options Transactions                                 A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Global Depositary Receipts                                       A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Illiquid and Restricted Securities 4                             A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lending of Portfolio Securities                                  A
--------------------------------------------------------------------------------
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Mortgage-Backed Securities                                       A
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Preferred Stocks                                                 A
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Prime Commercial Paper 5                                         A
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Repurchase Agreements                                            A
--------------------------------------------------------------------------------
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Reverse Repurchase Agreements                                    A
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Securities of Other Investment Companies                         A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SWAP Transactions                                                A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. Government Securities                                       A
--------------------------------------------------------------------------------
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Variable Rate Demand Notes                                       A
--------------------------------------------------------------------------------
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Warrants                                                         A
--------------------------------------------------------------------------------
1. The Fund may invest in asset-backed securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (securities rated AAA, AA, A or BBB by Standard & Poor's
(S&P) and Fitch Ratings (Fitch) and Aaa, Aa, A or Baa by Moody's Investors
Service (Moody's)) or if unrated, determined by the Adviser to be of comparable quality.
------------------------------------------------------------------------------------
2. The Fund may purchase foreign bank instruments without limit.
3. The Fund may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund's net asset value (NAV).
The Fund may pledge more than 5% of its total assets to secure such borrowings.
4. The Fund may invest up to 15% of its assets in illiquid securities.
5. The Fund may purchase commercial paper rated in the two highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

6. Must be issued by U.S. corporations and rated in the top four categories by an
NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income asset (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years.
Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities may also resemble some types of collateralized mortgage obligations
(CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

Bank Instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by
non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee instruments.

The Fund will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the
Savings Association Insurance Fund, which are administered by the Federal Deposit
Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as bank instruments.

     Foreign Bank Instruments. Eurodollar Certificates of Deposit (ECDs), Yankee
     dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are
     all U.S. dollar denominated certificates of deposit. ECDs are issued by, and
     ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks.

     ECDs, ETDs, YCDs and Europaper have many of the same risks of other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions.
     Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.


     Foreign Securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside the United States that trade on a foreign securities exchange or in a foreign market.


Borrowing. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. When the Fund borrows it will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage of 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Convertible Securities  are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if the Fund holds fixed income securities convertible into shares of common stock at a conversion price of
$10 per share, and the shares have a market value of $12, the Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

The Fund may invest in commercial paper issued under Section 4(2) of the
Securities Act of 1933. By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the
Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution.
Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

The Fund believes that Section 4(2) commercial paper and certain other restricted securities which meet the Board's criteria for liquidity are quite liquid. Section
4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2)
commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

Depositary Receipts. American Depositary Receipts (ADRs) are receipts, issued by a
U.S. bank, that represent an interest in shares of a foreign-based corporation.
ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global
Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the
Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Equity Securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

   Common Stocks are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


   Common Stocks of Foreign Corporations are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.


   Preferred Stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. The Fund may treat such redeemable preferred stock as a fixed income security.

   Warrants provide an option to buy the issuer's stock or other equity securities at a specified price. If the Fund holds a warrant, it may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

     As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR);
     commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Currency Transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When the Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.
      Foreign Currency Hedging Transactions are used to protect against foreign currency exchange rate risks. These transactions include: forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies.

      Forward Foreign Currency Exchange Contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the
      U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date.

      If the Adviser believes a foreign currency will decline against the U.S.
      dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of the Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because of the constantly changing value of the securities involved. The Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency.
      Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging.

      In these transactions, the Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents, or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily.

      Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the
      Fund than if it had not engaged in such contracts.

      Purchasing and Writing Put and Call Options on foreign currencies are used to protect the Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received.
      The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on U.S.
      and foreign exchanges or OTC.

Exchange-Traded Futures Contracts are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of the
Fund's portfolio securities or the prices of securities that the Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

Futures and Options Transactions. As a means of reducing fluctuations in its NAV, the Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. The Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio.
There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

     Futures Contracts. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat or corn) or a financial asset (such as a security). The Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

     The Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

     Margin In Futures Transactions. Since the Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

     As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market.
     Variation margin does not represent a borrowing or loan by the Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     The Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

     Put Options on Financial and Stock Index Futures Contracts. The Fund may
     purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     The Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

     In order to avoid the exercise of an option sold by it, generally the Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

     Call Options on Financial and Stock Index Futures Contracts. The Fund may
     write (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the
     Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option.
     If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

     The Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

     Limitation on Open Futures Positions. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     Purchasing Put and Call Options on Securities. The Fund may purchase put options on portfolio securities to protect against price movements in the
     Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

     Writing Covered Call and Put Options on Securities. The Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

     Stock Index Options. The Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the OTC market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Over-the-Counter Options  are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund's portfolio securities or securities indices are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the Adviser.

     Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, the Fund may lose money on the futures contract or option.

     When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts
     (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the
     Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund.
During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Fund currently lends its portfolio securities through
Marshall & Ilsley Trust Company N.A. (M&I Trust), as agent. The Fund and
M&I Trust have received an order from the Securities and Exchange Commission
(SEC) that permits M&I Trust to charge, and the Fund to pay, market-based compensation for M&I Trust's services as securities lending agent.

     Securities Lending Risks. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Fund is also subject to the risks associated with the investments of cash collateral, usually fixed income securities risk.

Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a
"pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

CMOs are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or
IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class
(Floaters) receives a share of interest payments based upon a market index such as
LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse
Floater classes receive correspondingly less interest) as interest rates rise.
This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class
CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Code)
have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States.
However, the actual returns on any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the
Fund could receive less than the repurchase price on any sale of such securities.
In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Swap Transactions. In a standard swap transaction, two parties agree to exchange
(SWAP) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the LIBOR on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other.

The Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Fund will segregate liquid assets in an aggregate NAV at least equal to the accrued excess, if any, on each business day. If the Fund enters into a swap on other than a net basis, the Fund will segregate liquid assets in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The Fund expects to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, the Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires the Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index.
Interest accrued on the hedged note would then equal or exceed the Fund's obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Fund may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The Fund does not intend to use these transactions in a speculative manner.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in the Fund's limitation on investments in illiquid securities. To the extent the
Fund sells caps and floors, it will maintain in a segregated account liquid securities having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to caps and floors.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged.

Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the NAV of the swap together with the net amount of interest payments owed to the Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose the Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities.

Temporary Investments. There may be times when market conditions warrant a defensive position. During these market conditions the Fund may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies and foreign securities. The Fund's temporary investments must be of comparable quality to its primary investments.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide capital appreciation. The investment objective of the Fund may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS
The following investment limitations are fundamental and cannot be changed unless authorized by the "majority of its outstanding voting securities" of the Fund, as defined by the Investment Company Act of 1940 (1940 Act).

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets including the amounts borrowed; and except to the extent that the Fund is permitted to enter into futures contracts, options or forward contracts.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

Lending Cash or Securities
The Fund will not lend any of its assets except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and limitations.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase and sell futures contracts and related options, and may also enter into forward contracts and related options.

Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Concentration of Investments
The Fund will not invest 25% or more of its total assets in any one industry.
However, investing in U.S. government securities shall not be considered investments in any one industry.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS
The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities
The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Board to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control
The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies
The Fund will limit its investment in other investment companies to no more than
3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

Investing in Options
Except for bona fide hedging purposes, the Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

The Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated cash in the amount of any further payment.

The Fund will not write call options in excess of 25% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

DETERMINING MARKET VALUE OF SECURITIES

MARKET VALUES
Market values of portfolio securities are determined as follows:

o
   for equity securities, at the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market), if available;

o
   in the absence of recorded sales for equity securities, at the mean between the last closing bid and asked prices;

o
   for bonds and other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;

o
   for short-term obligations, at the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o
   for all other securities, at fair value as determined in good faith by the
   Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are valued at the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the principal exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Except under certain circumstances described in the Prospectus, shares are sold at their NAV on days the NYSE is open for business. The procedure for purchasing shares is explained in the Prospectus under "How to Buy Shares" and "What Do
Shares Cost."

HOW IS THE FUND SOLD?


Under the Distributor's Contract with the Fund, the Distributor (Edgewood
Services, Inc.), located at 5800 Corporate Drive, Pittsburgh, PA 15237-7002, offers shares on a continuous, best-efforts basis.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor or
Adviser (but not out of Fund assets). The Distributor may be reimbursed by the
Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers or financial institutions may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR SHARES
You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND
Although the Fund intends to pay share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Corporation has elected to be governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the
Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.


In addition, the Fund has adopted procedures, consistent with SEC guidelines, to permit redemption in kind to an affiliate.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Shareholders of the Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than
50% of the Corporation's shares of common stock voting for the election of
Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the 1940
Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the
Corporation will be fully paid and nonassessable except as provided in WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.


As of October 1, 2003, the following shareholders owned of record, beneficially, or both 5% or more of the Fund's outstanding Institutional Class of Shares: MITRA
& Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned 8,707,202 shares (76.12%); US Bank, FBO GMF - M&I Equity Fund, owned approximately
647,566 shares (5.66%); Meritcare Hospital, Plant Fund Investment, Fargo, ND,
owned approximately 496,349 shares (4.34%); Union Bank Trust Nominee, FBO Highmark
Omnibus Reinvest, San Diego, CA, owned approximately 374,248 shares (3.27%);
Lutheran Social Service Defined Benefit Pension Plan, Lutheran Social Services of
Minnesota, Saint Paul, MN, owned approximately 307,390 shares (2.69%); LA Cross and Company, Nominee for North Central Trust Co., La Crosse, WI, owned approximately 231,138 shares (2.02%); US Bank National Association Custodian,
Jones Harrision Foundation Agency, Milwaukee, WI, owned approximately 186,051 shares (1.63%); and Union Bank Trust Nominee, FBO Highmark Omnibus Cash, San
Diego, CA, owned approximately 160,209 shares (1.40%).


Shareholders owning 25% or more of the outstanding shares of the Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.
No portion of any income dividends paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of
Fund assets to be invested within various countries is uncertain. However, the
Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.



CAPITAL GAINS
Capital gains, when experienced by the Fund, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When the Fund realizes net long-term capital gains, it will distribute them at least once every
12 months.

WHO MANAGES THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is 1000 North Water Street, Milwaukee, WI. The
Corporation comprises eleven portfolios and is the only investment company in the
Fund Complex. Unless otherwise noted, each Board member oversees all portfolios in
Marshall Funds, Inc. and serves for an indefinite term.

As of October 1, 2003, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past   Aggregate
Age                   Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held with   ---------------------------------  Corporation
Corporation                                              (past
Date Service Began                                       fiscal year)
                                                         ------------

                      Principal Occupations:                       $0
John M. Blaser+       President, Marshall Funds, Inc.;
Age:   46             Vice President, M&I Trust,
PRESIDENT AND         M&I Investment Management
DIRECTOR              Corp.
Began serving: May
1999                  Previous Positions: Partner and
                      Chief Financial Officer, Artisan
                      Partners Limited Partnership.;
                      Chief Financial Officer and
                      Principal Administrative and
                      Finance Officer, Artisan Funds,
                      Inc.

                      Principal Occupations: President             $0
David W. Schulz+      and Director, M&I Investment
Age: 4445             Management Corp.; Vice
DIRECTOR              President, M&I Trust.
Began serving: May
1999

+ Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with
M&I Investment Management Corp., the Fund's Adviser.
------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past   Aggregate
Age                   Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held        ---------------------------------  Corporation
with   Corporation                                       (past
Date Service Began                                       fiscal year)
                                                         ------------

John DeVincentis      Principal Occupations:                  $20,000
Age:   69             Independent Financial
--------------------  Consultant; Retired, formerly,
13821 12th Street     Senior Vice President of
Kenosha, WI           Finance, In-Sink-Erator Division
DIRECTOR              of Emerson Electric Corp.
Began serving:        (electrical products
October 1993          manufacturer).

Duane E. Dingmann     Principal Occupation: Retired;          $20,000
Age:   73             formerly President and owner,
--------------------  Trubilt Auto Body, Inc. and
1631 Harding Ave      Telephone Specialists, Inc.
Eau Claire, WI
DIRECTOR              Other Directorships Held: Class
Began serving:        B (nonbanking) Director, Ninth
March 1999            Federal Reserve District,
                      Minneapolis, MN.

James Mitchell        Principal Occupation: Chief             $20,000
Age: 56               Executive Officer, NOG, Inc.
--------------------  (metal processing and
2808 Range Line       consulting); Chairman, Ayrshire
Circle                Precision Engineering (precision
Mequon, WI            machining).
DIRECTOR              Previous Positions: Group Vice
Began serving:        President, Citation Corporation;
March 1999            Chief Executive Officer,
                      Interstate Forging Industries.

Barbara J. Pope       Principal Occupation: President,        $20,000
Age: 55               Barbara J. Pope, P.C.,
--------------------  (financial consulting firm);
Suite 2285            President, Sedgwick Street Fund
115 South La Salle    LLC (private investment
Street                partnership)
Chicago, IL
DIRECTOR
Began serving:
March 1999

------------------------------------------------------------------------------------

OFFICERS**

Name                    Principal Occupation(s) and Previous Positions
Age                     ------------------------------------------------------
Address
Positions Held with
Corporation
                        Principal Occupations: President, Marshall Funds,
John M. Blaser          Inc.; Vice President, M&I Trust, M&I
Age: 46                 Investment Management Corp.
PRESIDENT
                        Previous Positions: Partner and Chief Financial
                        Officer, Artisan Partners Limited Partnership; Chief
                        Financial Officer and Principal Administrative and
                        Finance Officer, Artisan Funds, Inc.

John D. Boritzke        Principal Occupations: Vice President, M&I
----------------------- Investment Management Corp., M&I Trust.
Age: 47
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

William A. Frazier      Principal Occupations: Vice President, M&I
Age: 48                 Investment Management Corp., M&I Trust.
-----------------------
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

Brooke J. Billick       Principal Occupations: Vice President and Securities
Age: 49                 Counsel, M&I Trust, M&I Investment Management
----------------------- Corp.
M&I Trust
1000 Water Street       Previous Position: Shareholder/partner, Gibbs, Roper,
Milwaukee, WI           Loots & Williams, S.C.
SECRETARY

Lori K. Hoch            Principal Occupations: Vice President and Securities
Age: 32                 Counsel, M&I Trust, M&I Investment Management
----------------------- Corp.
M&I Trust
1000 Water Street       Previous Positions: Associate, Michael, Best &
Milwaukee, WI           Friedrich LLP; Associate, Quarles & Brady LLP.
ASSISTANT SECRETARY

Joseph P. Bree          Principal Occupations: Assistant Vice President and
Age: 30                 Senior Financial Analyst, M&I Investment
----------------------- Management Corp.
M&I Investment
Management Corp.        Previous Positions: Associate, Barclays Global
1000 Water Street       Investors; Associate, Strong Capital Management.
Milwaukee, WI
TREASURER

**Officers do not receive any compensation from the Corporation.
------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year

Audit                         The Audit Committee reviews and                 Two
          John DeVincentis    recommends to the full Board the
          -----------------   independent auditors to be selected to
                              audit the Fund's financial statements;
          Duane E. Dingmann   meets with the independent auditors
                              periodically to review the results of the
          James Mitchell      audits and reports the results to the
                              full Board; evaluates the independence of
          Barbara J. Pope     the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              organizational structure, reporting
                              relationship, resources and
                              qualifications of senior management
                              personnel responsible for accounting and
                              financial reporting; reviews the
                              evaluations of the adequacy and
                              effectiveness of the Funds' system of
                              internal controls; investigates any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties; and performs any other
                              activity consistent with the Fund's
                              organizational documents as deemed
                              appropriate by the full Board or the
                              Audit Committee.

------------------------------------------------------------------------------------

Board ownership of shares in the fund and in the marshall funds family of
Investment companies AS OF DECEMBER 31, 2002

Interested                Fund Name               Dollar Range of               Aggregate
Board Member Name        --------------------        Shares Owned         Dollar Range of
-------------------------                              in Fund***         Shares Owned in
                                             --------------------          Marshall Funds
                                                                     Family of Investment
                                                                                Companies
John M. Blaser           Equity Income           $50,001-$100,000           over $100,000
-----------------------------------------------------------------
                         Mid-Cap G&I          $10,001-$50,000
                         Mid-Cap Value            $10,001-$50,000
                         Small-Cap Growth         $10,001-$50,000
                         --------------------    $50,001-$100,000
                         International Stock      $10,001-$50,000
                         Intermediate Bond

David W. Schulz          Large-Cap G&I          over $100,000           over $100,000
-----------------------------------------------------------------
                         Mid-Cap Growth          $50,001-$100,000
                         --------------------

Independent
Board Member Name        --------------------

John DeVincentis         Mid-Cap Growth                $1-$10,000           over $100,000
-----------------------------------------------------------------
                         Mid-Cap Value            $10,001-$50,000
                         Small-Cap Growth         $10,001-$50,000
                         Money Market                over$100,000

Duane E. Dingmann        Equity Income                 $1-$10,000         $10,001-$50,000
-----------------------------------------------------------------
                         Large-Cap G&I             $1-$10,000
                         Mid-Cap Value                 $1-$10,000
                         --------------------          $1-$10,000
                         Mid-Cap Growth

James Mitchell           Mid-Cap Value              over $100,000           over $100,000
-----------------------------------------------------------------
                         Mid-Cap Growth           $10,001-$50,000
                         International Stock        over $100,000
                         Short-Term Income          over $100,000
                         Money Market               over $100,000

Barbara J. Pope          Large-Cap G&I             $1-$10,000        $50,001-$100,000
-----------------------------------------------------------------
                         Mid-Cap Value            $10,001-$50,000
                         Mid-Cap Growth                $1-$10,000
                         Small-Cap Growth              $1-$10,000
                         Money Market            $50,001-$100,000

*** Dollar range of shares owned in any Fund that is not identified in this table is "None."

ADVISER TO THE FUND
The Adviser conducts investment research and makes investment decisions for the
Fund. The Fund's investment adviser is M&I Investment Management Corp.
(Adviser), a Wisconsin corporation headquartered in Milwaukee, Wisconsin. The
Adviser provides investment management services for investment companies, financial institutions, individuals, corporations and not-for-profit organizations, and is registered as an investment adviser with the U.S. Securities and Exchange Commission. The Adviser is a wholly-owned subsidiary of Marshall
& Ilsley Corporation (M&I Corp.), a bank holding company headquartered in
Milwaukee, Wisconsin, with approximately $34 billion in assets. The Adviser shall not be liable to the Corporation, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the
Adviser or its affiliates' lending relationships with an issuer.


SUB-ADVISER TO THE FUND
BPI Global Asset Management LLP (BPI) is the Sub-Adviser to the Fund. It is the
Adviser's responsibility to select a Sub-Adviser for the Fund that has distinguished itself in its area of expertise in asset management and to review the Sub-Adviser's performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter monitoring BPI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with BPI. In evaluating BPI, the Adviser considers, among other factors, BPI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy;
personnel, facilities and financial strength; and quality of service and client communications. The Adviser has the responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the
Corporation's Board whether BPI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Board regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the Fund, except those operations contracted to BPI, the custodian, the transfer agent and the administrator.
Although BPI's activities are subject to oversight by the Board and officers of the Corporation, neither the Board, the officers, nor the Adviser evaluates the investment merits of BPI's individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the Fund, subject to the Fund's investment goal, policies and limitations. For its services under the subadvisory contract, the Sub-Adviser receives a fee at the annual rate of
0.40% of the Fund's average daily net assets (ADNA). The Sub-Adviser is paid by the Adviser and not by the Fund. However, BPI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the
Adviser.  BPI, headquartered in Orlando, Florida, provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located principally in
Canada and the United States, and is an investment adviser registered with the
U.S. Securities and Exchange Commission. BPI is a Delaware limited liability partnership between CI Global Holdings USA, Inc. (CI Holdings USA) as a 51%
partner, and JBS Advisors, Inc. (JBS) as a 49% partner, CI Holdings USA is a wholly-owned subsidiary of CI Global Holdings, Inc., which is a wholly-owned subsidiary of CI Mutual Funds, Inc. CI Mutual Funds, Inc. is a wholly-owned subsidiary of C.I. Fund Management, Inc., a publicly-traded company located in
Toronto, Ontario, Canada. JBS is owned by BPI's portfolio managers and its
President.


For the fiscal years ended August 31, 2003, 2002 and 2001, the Adviser paid BPI
$1,152,141, $1,329,122 and $1,692,365, respectively.


BOARD REVIEW OF ADVISORY AND SUBADVISORY CONTRACTS

As required by the 1940 Act, the Corporation's Board has reviewed the investment advisory contract and subadvisory contract on behalf of the Fund. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. The Board bases its ultimate decisions to approve advisory and subadvisory contracts on the totality of the circumstances and factors the Board deems relevant, and with a view to past and future long-term considerations. During its review of these contracts, the Board considered many factors, among the most material of which are: the investment objectives and long term performance of the Fund; the management philosophy, personnel, and processes used by the Adviser and the Sub-Adviser; the preferences and expectations of the Fund's shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Fund and its shareholders by the Adviser's affiliates in addition to investment advisory services.

In assessing the Adviser's and Sub-Adviser's performance of their obligations, the
Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the
Board was mindful of the potential disruptions of the operations of the Fund and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract. In particular, the Board recognizes that the determination by M&I Trust of the appropriateness of the
Fund for the investment of fiduciary assets as well as the decisions by the Fund's retail and institutional shareholders to invest in the Fund are based on the strength of the Adviser's industry standing and reputation and on the expectation that the Adviser will have a continuing role in providing advisory services to the
Fund.

The Board also considers the compensation and benefits received by the Adviser.
This includes fees received for services provided to the Fund by other entities in the M&I organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation: the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the profitability to the Adviser of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its affiliates as a result of the Adviser's relationship with the Fund;
performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee. The Corporation's Board is aware of these factors and takes them into account in its review of the Fund's advisory and subadvisory contracts.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with the Adviser and
M&I Trust on matters relating to the Fund, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Adviser and its affiliates. The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the meetings at which the Board's formal review of the advisory and subadvisory contracts occurs.
In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory and subadvisory contract is informed by reports covering such matters as: the investment philosophy, personnel, and processes utilized by the Adviser and
Sub-Adviser; the short- and long-term performance of the Fund (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Fund and the Adviser and the services providers that service the Fund; and
relevant developments in the mutual fund industry and how the Fund and/or its service providers are responding to them.

The Board also receives financial information about the Adviser and its affiliates, including reports on the compensation and benefits the Adviser and its affiliates derive from their relationships with the Fund. These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser's affiliate, M&I Trust, for providing other services to the Fund under separate contracts (e.g., for serving as the Fund's administrator, custodian and shareholder services agent). The reports also discuss any indirect benefit the Adviser may derive from its receipt of research services from brokers who execute fund trades.

BROKERAGE TRANSACTIONS
The Adviser and/or BPI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund, the
Adviser or BPI and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services.

The Adviser, BPI and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser and
BPI in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, BPI or their affiliates might otherwise have paid, it would tend to reduce their expenses.


During the fiscal year ended August 31, 2003, aggregate total commissions with brokers to whom transactions were directed based on brokerage and research services provided were $2,180,907 on transaction with an aggregate principal value of
$915,769,848.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolios.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in a manner that, in the best judgment of the Adviser, is in the best economic interests of the Adviser's clients with respect to the potential economic return on the clients' investments.
Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On routine matters, generally the Adviser will vote for proposals to: approve independent auditors; election of directors in uncontested elections; increases in authorized common shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action; share repurchase programs that institute or renew open market share repurchase programs in which all shareholders may participate on equal terms.

On matters of corporate  governance,  generally  the Adviser will vote for proposals to:  permit  a  simple  majority  of  shareholders  to  approve  acquisitions  of  a controlling  interest  of  issuers;  eliminate  classified  or  staggered  boards of directors;  eliminate  cumulative  voting and  preemptive  rights;  and proposals to opt-out of state  takeover  statutes.  The Adviser will  generally  vote against the adoption of super-majority  voting provisions that require greater than a two-thirds shareholder  approval  to change  the  corporate  charter  or  bylaws or to  approve mergers and acquisitions;  fair price amendments that are linked to a super-majority provision and do not permit a takeover  unless an arbitrary fair price is offered to all  shareholders;  proposals  that  would  create  different  classes of stock with
unequal  voting  rights,   such  as  dual  class  exchange  offers  and  dual  class
recapitalizations;  and proposals that do not allow  replacement of existing members of the board of directors.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution and other compensation plans that are consistent with standard business practices; and against proposals that would permit, for example, the repricing of outstanding options without substantial justification.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election, even if such a vote may be contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.

Proxy Voting Procedures
The Adviser has appointed a Proxy Officer who has the authority to direct the vote on proposals that require case-by-case determinations or where there has been a recommendation not to vote in accordance with a predetermined policy.  The Proxy
Officer reports to the Trust Investment Committee of the established a Proxy Voting
Committee (Proxy Committee), to exercise all voting discretion granted to the
Adviser by the Board in accordance with the proxy voting policies.

In the event that a portfolio manager of the Adviser concludes that the interests of the Fund requires that a proxy be voted on a proposal in a manner that differs from the voting guidelines proxy voting guidelines, the manager may request that the Proxy Officer consider voting on the proposal other than according to the guidelines, provided that the request accompanied by a written explanation of the reasons for the request and a description of any relationship with the party proposing the matter to the shareholders.  Upon such a request, the Proxy Officer may vary from the voting guidelines if the officer determines that voting on the proposal according to the guidelines would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interests of the client.  In determining the vote on any proposal pursuant to such a request, the Proxy Officer shall not consider any benefit other than the best interests of the client.

The Adviser's proxy voting procedures permit the Trust Investment Committee to develop and revise further procedures to assist the Adviser in the voting of proxies, which may include the use of a third party vendor to purposes of recommendations on particular shareholder votes being solicited or for the voting of proxies, or to override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser addresses potential material conflicts of interest by having a predetermined voting policy.  For those proposals that require case-by-case determinations, or in instances where special circumstances may require varying from the predetermined policy, the Proxy Officer will determine the vote in the best interests of the Adviser's clients, without consideration of any benefit to the Adviser, its affiliates, its employees, its other clients, customers, service providers or any other party.


Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, Sub-Adviser and its Distributor
have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR
M&I Trust is the administrator of the Fund, and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the aggregate Fund's ADNA as follows:

      ------------------------------------------------------
      Maximum Fee                              Fund's ADNA
      ------------------------------------------------------
      ------------------------------------------------------
      0.10%                        on the first $250 million
      ------------------------------------------------------
      ------------------------------------------------------
      0.095%                        on the next $250 million
      ------------------------------------------------------
      ------------------------------------------------------
      0.08%                         on the next $250 million
      ------------------------------------------------------
      ------------------------------------------------------
      0.06%                         on the next $250 million
      ------------------------------------------------------
      ------------------------------------------------------
      0.04%                         on the next $500 million
      ------------------------------------------------------
      ------------------------------------------------------
      0.02%              on assets in excess of $1.5 billion
      ------------------------------------------------------

The administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the sub-administrator will be paid by the administrator.

The functions performed by the administrator include, but are not limited to the following:

o
   preparation, filing and maintenance of the Corporation's governing documents, minutes of Board meetings and shareholder meetings;

o
   preparation and filing with the SEC and state regulatory authorities the
   Corporation's registration statement and all amendments, and any other documents required for the Fund to make a continuous offering of its shares;

o
   preparation, negotiation and administration of contracts on behalf of the Fund;

o
   supervision of the preparation of financial reports;

o
   preparation and filing of federal and state tax returns;

o
   assistance with the design, development and operation of the Fund; and

o
   providing advice to the Fund's and Corporation's Board.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.

The transfer agent may employ third parties, including M&I Trust, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.

CUSTODIAN
M&I Trust, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I
Trust receives an annual fee, payable monthly, based on a percentage of the Fund's average aggregate daily net assets.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
-----------------------------------------------------------------------------------------------------------------------------
             Advisory Fee Paid/                      Brokerage Commissions Paid               Administrative Fee Paid
            Advisory Fee Waived
                                              -------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
         For the fiscal year ended                    For the fiscal year ended              For the fiscal year ended
                 August 31                                    August 31                              August 31
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     2003            2002           2001          2003           2002          2001        2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------------
$2,880,327/     $3,323,055/      $4,231,619/  $1,791,964     $1,210,489     $2,779,580   $286,128   $328,190    $397,420
$70,000         $70,000          $69,950
-----------------------------------------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise the Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the
NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

YIELD
The yield for the Fund's Institutional Class of Shares is calculated by dividing:
(i) the net investment income per share earned by the Fund's shares over a 30-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.


----------------------------------------------------------------------------------------------------------------
Fund                                   Average Annual Total Return                             Yield
                                   for the period ended August 31, 2003                for the 30-day period
                                                                                       ended August 31, 2003
                      ------------------------------------------------------------------------------------------
                      ------------------------------------------------------------------------------------------
                                    The Institutional Class of Shares                 The Institutional Class
                                                 One year                                    of Shares
                                             Since Inception
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                       Return Before    Return After Taxes    Return After Taxes on
                           Taxes         on Distributions    Distribtuions and Sale
                                                                 of Fund Shares
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
International Stock        7.90%               7.90%                  5.13%                     N/A
Fund                     (2.89)%(a)         (4.18)%(a)             (2.82)%(a)
----------------------------------------------------------------------------------------------------------------
         (a) September 1, 1999


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o
   references to ratings, rankings, and financial publications and/or performance comparisons of the Fund's shares to certain indices;
o
   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o
   discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
o
   information about the mutual fund industry from sources such as the Investment
   Company Institute (ICI).

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


o
       Morgan Stanley Capital International Europe, Australasia and Far East Index
       (EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices.
       EAFE performance data is calculated in U.S. dollars and in local currency.


o
       Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the
       Fund will quote its Lipper ranking in advertising and sales literature.

o
       Consumer Price Index is generally considered to be a measure of inflation.

o
       Dow Jones Industrial Average (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o
       Standard & Poor's Daily Stock Price Index Of 500 Common Stocks, a
       composite index of common stocks in industry, transportation, financial and public utility companies. The Standard & Poor's Index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o
       Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
       Nasdaq-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may also consult the fund evaluation consulting universes listed below.
Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation and mutual funds.

o
       Fiduciary Consulting Grid Universe, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

o
       SEI Data Base for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six and twelve months.

o
       Mercer Meidinger, Inc. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three and five year basis.

ECONOMIC AND MARKET INFORMATION


Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market.
Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the ICI. For example, according to the ICI, 49.6% of American households are pursuing their financial goals through mutual funds (as of May 2002). These investors, as well as businesses and institutions, have entrusted over $6.97 trillion to the more than 8246 mutual funds available (as of August 2002).

FINANCIAL STATEMENTS

The Fund's Institutional Class of Shares financial statements for the fiscal year ended August 31, 2003, are incorporated herein by reference from the Fund's
Institutional Class of Shares Annual Report dated August 31, 2003 (for the fiscal year ended August 31, 2003) and the Semi-Annual Report dated February 28, 2003
(for the semi-annual period ended February 28, 2003). (File Nos. 33-48907 and
811-7047). A copy of the Annual Report and the Semi-Annual Report for the Fund's
Institutional Class of Shares may be obtained without charge by contacting MIS at the address located on the back cover of the SAI or by calling MIS at
1-414-287-8555 or 1-800-FUND (3863).


APPENDIX

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR--Not rated by Moody's.

FITCH RATINGS LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH RATINGS SHORT-TERM RATINGS

F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the
F-1+ and F-1 categories.

STANDARD AND POOR'S MUNICIPAL BOND RATINGS

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

NR -- NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE MUNICIPAL BOND RATINGS

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR -- Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classification of Aa and A in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S MUNICIPAL NOTE RATINGS

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+)
designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM DEBT RATINGS

MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

ADDRESSES
Marshall International Stock Fund               1000 North Water Street
                                                PO Box 1348
                                                Milwaukee, Wisconsin 53202

------------------------------------------------------------------------------------
Distributor
            Edgewood Services, Inc.             5800 Corporate Drive
                                                Pittsburgh, PA 15237-7002
Adviser
            M&I Investment Management Corp. 1000 North Water Street
                                                Milwaukee, Wisconsin 53202
Sub-Adviser
            BPI Global Asset Management LLP     1900 Summit Tower Boulevard
Suite 450                                       Orlando, Florida 32810
Custodian
            Marshall & Ilsley Trust Company N.A.  1000 North Water Street
                                                Milwaukee, Wisconsin 53202
Sub-Custodian
            State Street Bank and Trust Company PO Box 8600
                                                Boston, MA 02266-8600
Transfer Agent, Dividend Disbursing Agent
and Portfolio Accounting Services
            Federated Services Company          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

Legal Counsel                                   Bell, Boyd & Lloyd LLC
                                                Three First National Plaza
                                                70 West Madison Street, Suite 3300
                                                Chicago, IL 60602-4207

------------------------------------------------------------------------------------

Independent Auditors
            Ernst & Young LLP               200 Clarendon Street
                                                Boston, MA 02116-5072

------------------------------------------------------------------------------------
Marshall Investor Services            Internet address:
http://www.marshallfunds.com
1000 North Water Street               TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
PO Box 1348
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:

            (a)   (i)         Conformed copy of Articles of
                              Incorporation of the Registrant; (8)
                  (ii)        Conformed copy of Amendment No. 1
                              to the Articles of Incorporation;
                              (8)
                  (iii)       Conformed copy of Amendment No. 2
                              to the Articles of Incorporation;
                              (8)
                  (iv)        Conformed copy of Amendment No. 3
                              to the Articles of Incorporation;
                              (8)
                  (v)         Conformed copy of Amendment No. 4
                              to the Articles of Incorporation;
                              (6)
                  (vi)        Conformed copy of Amendment No. 5
                              to the Articles of Incorporation;
                              (8)
                  (vii)       Conformed copy of Amendment No. 6
                              to the Articles of Incorporation;
                              (12)
                  (viii)      Conformed copy of Amendment No. 7
                              to the Articles of Incorporation;
                              (14)
                  (ix)        Conformed copy of Amendment No. 8
                              to the Articles of Incorporation;
                              (18)
                  (x)         Conformed copy of Amendment No. 9
                              to the Articles of Incorporation;
                              (21)
                  (xi)        Conformed copy of Amendment No. 10
                              to the Articles of Incorporation;
                              (23)
                  (xiii)      Conformed copy of Amendment No. 11
                              to the Articles of Incorporation;
                              (25)
                  (xiii)      Conformed copy of Amendment No.
                              12 to the Articles of
                              Incorporation; (27)
            (b)   (i)         Copy of By-Laws of the Registrant;
                              (8)
                  (ii)        Copy of Amendment No. 1 to the
                              By-Laws of the Registrant; (19)
                  (iii)       Copy of Amendment No. 2 to the
                              By-Laws of the Registrant; (19)

            (c)               Copy of Specimen Certificates for
                              Shares of Capital Stock of the
                              Marshall Mid-Cap Growth Fund,
                              Marshall Large-Cap Growth & Income
                              Fund, Marshall Mid-Cap Value Fund,
                              and Marshall Small-Cap Growth Fund;
                              (16)

            (d)   (i)         Conformed copy of Investment
                              Advisory Contract of the
                              Registrant, including Exhibits A to
                              F; (4)
                  (ii)        Form of Amendment No. 1 to Exhibit
                              A of the Investment Advisory
                              Contract; (25)
                  (iii)       Conformed copy of Exhibit G of the
                              Investment Advisory Contract of the
                              Registrant; (5)
                  (iv)        Conformed copy of Exhibit H of the
                              Investment Advisory Contract of the
                              Registrant; (5)
                  (v)         Conformed copy of Exhibit I of the
                              Investment Advisory Contract of the
                              Registrant; (5)
                  (vi)        Conformed copy of Exhibit J of the
                              Investment Advisory Contract of the
                              Registrant; (5)
                  (vii)       Conformed copy of Exhibit K of the
                              Investment Advisory Contract of the
                              Registrant; (7)
                  (viii)      Conformed copy of Exhibit L of the
                              Investment Advisory Contract of the
                              Registrant; (7)
                  (iv)        Conformed copy of Exhibit M of the
                              Investment Advisory Contract of the
                              Registrant; (12)
                  (x)         Conformed copy of Exhibit N to the
                              Investment Advisory Contract of the
                              Registrant; (14)
                  (xi)        Conformed copy of Amendment to
                              Investment Advisory Contract
                              between Marshall Funds, Inc. and
                              M&I Investment Management Corp. (28)
                  (xii)       Conformed copy of Federated
                              Management Sub-Advisory Agreement
                              with the Registrant, including
                              Exhibit A; (7)
                  (xiii)      Conformed copy of Sub-Advisory
                              Contract between M&I Investment
                              Management Corp. and BPI Global
                              Asset Management LLP dated March
                              29, 1999 (20)
                  (xiv)       Conformed copy of Amendment to
                              Sub-Advisory Contract between M&I
                              Investment Management Corp. and BPI
                              Global Asset Management (28)

            (e)   (i)         Conformed copy of Distributor's
                              Contract of the Registrant,
                              including conformed copies of
                              Exhibits A through B; (+)
                  (ii)        Conformed copy of Mutual Funds
                              Service Agreement of the
                              Registrant, including Exhibit A;
                              (19)

            (f)               Not applicable;

            (g)   (i)         Conformed copy of Custodian
                              Contract of the Registrant; (7)
                  (ii)        Conformed copy of Amendment to
                              Custodian Contract between Marshall
                              Funds, Inc. and Marshall & Ilsley
                              Trust Company (28)
                  (iii)       Conformed copy of Sub-Custodian
                              Agreement of the Registrant,
                              including Schedule A and Exhibit A;
                              (+)
                  (iv)        Copy of Amendment No. 1 to Schedule
                              A of the Sub-Custodian Agreement of
                              the Registrant; (16)
                  (v)         Copy of Amendment No. 2 to Schedule
                              A of the Sub-Custodian Agreement of
                              the Registrant; (16)
                  (vi)        Copy of Amendment No. 3 to Schedule
                              A of the Sub-Custodian Agreement of
                              the Registrant; (17)
                  (vii)       Conformed copy of the Sub-Custody
                              Agreement, including Schedules A
                              and B and Exhibit 1; (28)

            (h)   (i)         Conformed copy of Fund Accounting
                              and Shareholder Recordkeeping
                              Agreement of the Registrant; (11)
                  (ii)        Conformed copy of Amendment No. 1
                              to Schedule A of the Fund
                              Accounting and Shareholder
                              Recordkeeping Agreement of the
                              Registrant; (15)
                  (iii)       Conformed copy of Amendment No. 2
                              to Schedule A of the Fund
                              Accounting and Shareholder
                              Recordkeeping Agreement of the
                              Registrant; (16)
                  (iv)        Conformed copy of Amendment No. 1
                              to Schedule C of the Fund
                              Accounting and Shareholder
                              Recordkeeping Agreement of the
                              Registrant; (15)
                  (v)         Conformed copy of Annex 1 to
                              Amendment No. 2 to Schedule C of
                              the Fund Accounting and Shareholder
                              Recordkeeping Agreement of the
                              Registrant; (16)
                  (vi)        Conformed copy of Amendment No. 1
                              to Schedule D of the Fund
                              Accounting and Shareholder
                              Recordkeeping Agreement of the
                              Registrant; (+)
                  (vii)       Conformed Copy of Amendment to the
                              Fund Accounting and Shareholder
                              Recordkeeping Agreement between
                              Marshall funds, Inc. and Federated
                              Services Company (28)
                  (viii)      Conformed copy of Sub-Transfer
                              Agency and Services Agreement of
                              the Registrant, including Exhibits
                              A, B-1, B-2 and C; (10)

                  (ix)        Conformed copy of Shareholder
                              Services Agreement between the
                              Registrant and Marshall & Ilsley
                              Trust Company on behalf of Marshall
                              Short-Term Income Fund, Marshall
                              Government Income Fund, Marshall
                              Intermediate Bond Fund, Marshall
                              Intermediate Tax-Free Fund,
                              Marshall Equity Income Fund,
                              Marshall Large-Cap Growth & Income
                              Fund, Marshall Mid-Cap Growth Fund,
                              Marshall Mid-Cap Value Fund,
                              Marshall International Stock Fund,
                              Marshall Small-Cap Growth Fund, and
                              Marshall Money Market Fund; (23)
                  (x)         Conformed copy of Amendment No. 1
                              to Exhibit 1 of Shareholder
                              Services Agreement; (25)
                  (xi)        Conformed copy of Amendment to
                              Shareholder Services Agreement; (28)
                              (xi)  Conformed copy of
                              Sub-Shareholder Services Agreement
                              of the Registrant; (23)
                  (xii)       Conformed copy of Amendment to
                              Sub-Shareholder Services Agreement
                              of the Registrant; (28)

            (i)               Conformed copy of Opinion and
                              Consent of Counsel as to legality
                              of shares being registered; (4)

            (j)               Conformed Copy of Consent of
                              Independent Auditors; (+)

            (k)               Not applicable;

            (l)               Conformed copy of Initial Capital
                              Understanding; (11)

            (m)   (i)         Form of 12b-1 Agreement of the
                              Registrant; (23)
                  (ii)        Copy of Exhibit A to the 12b-1
                              Agreement of the Registrant; (19)
                  (iii)       Copy of Exhibit B to the 12b-1
                              Agreement of the Registrant; (11)
                  (iv)        Copy of Exhibit C to the Rule 12b-1
                              Agreement of the Registrant; (13)
                  (v)         Copy of Exhibit D to the 12b-1
                              Agreement of the Registrant; (21)
                  (vi)        Copy of Sales Agreement of the
                              Registrant (Advisor Class of
                              Shares), including Exhibits A and
                              B; (+)
                  (vii)       Copy of Sales Agreement of the
                              Registrant (Advisor Class of
                              Shares-Load Waived), including
                              Exhibits A and B; (+)
                  (viii)      Copy of Sales Agreement of the
                              Registrant (Investor Class of
                              Shares), including Exhibit A; (+)
                  (ix)        Copy of Sales Agreement of the
                              Registrant (Investor Class of
                              Shares), including Exhibit A; (+)
                  (x)         Conformed copy of Administrative
                              Services Agreement between Marshall
                              Funds, Inc. and Marshall & Ilsley
                              Trust Company, including Amendment
                              1; (+)
                  (xi)        Conformed copy of Amendment to the
                              Administrative Services Agreement
                              between Marshall Funds, Inc. and
                              Marshall & Ilsley Trust Company (28)
                  (xii)       Conformed copy of
                              Sub-Administrative Services
                              Agreement of the Registrant,
                              including Exhibits A and B; (24)
                  (xiii)      Conformed copy of Amendment #1 to
                              Exhibit B to the Sub-Administrative
                              Services Agreement (28)
                  (xiv)       Conformed copy of Amendment to the
                              Sub-Administrative Services
                              Agreement of the Registrant (28)

            (n)   (i)         Conformed copy of Multiple Class
                              Plan of the Registrant including
                              Exhibits A through D; (19)
                  (ii)        Conformed copy of Amendment No. 1
                              to Exhibit D to the Multiple Class
                              Plan (Class A Shares of Marshall
                              Equity Income Fund, Marshall
                              Large-Cap Growth & Income Fund,
                              Marshall Mid-Cap Value Fund,
                              Marshall Mid-Cap Growth Fund,
                              Marshall International Stock Fund,
                              Marshall Small-Cap Growth Fund,
                              Marshal Intermediate Bond Fund,
                              Marshall Government Income Fund,
                              Marshall Short-Term Income Fund);
                              (+)
                  (iii)       Conformed Copy of Amendment No. 1
                              to Exhibit E to the Multiple Class
                              Plan (Marshall International Stock
                              Fund Class I Shares and Marshall
                              Money Market Fund Class I Shares);
                              (+)

            (o)   (i)         Conformed copy of Power of
                              Attorney; (29)

            (p)   (i)         Copy of Marshall Funds Code of
                              Ethics; (26)
                  (ii)        Copy of M&I Investment Management
                              Corp. Code of Ethics; (29)
                  (iii)       Copy of Code of Ethics for Access
                              Persons. (+)
                  (iv)        Copy of BPI Global Asset Management
                              LLP Code of Ethics and Rules for
                              Personal Investing; (29)

________________________________________
+     All Exhibits filed electronically.

4.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 5 on Form N-1A filed April 23,
      1993.  (File Nos. 33-48907 and 811-7047).
5.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 7 on Form N-1A filed October
      29, 1993.  (File Nos. 33-48907 and 811-7047).
6.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 8 on Form N-1A filed December
      28, 1993.  (File Nos.33-48907 and 811-7047).
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 10 on Form N-1A filed July 1,
      1994.  (File Nos. 33-48907 and 811-7047).
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 11 on Form N-1A filed October
      21, 1994.  (File Nos. 33-48907 and 811-7047).
10.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 14 on Form N-1A filed April 3,
      1995.  (File Nos. 33-48907 and 811-7047).
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 14 on Form N-1A filed December
      26, 1995.  (File Nos. 33-48907 and 811-7047).
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 15 on Form N-1A filed June 17,
      1996.  (File Nos. 33-48907 and 811-7047).
13.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 16 on Form N-1A filed July 9,
      1996.  (File Nos. 33-48907 and 811-7047)
14.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 17 on Form N-1A filed August
      30, 1996.  (File Nos. 33-48907 and 811-7047).
15.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 19 on Form N-1A filed December
      18, 1996.  (File Nos. 33-48907 and 811-7047)
16.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 20 on Form N-1A filed August
      26, 1997.  (File Nos. 33-48907 and 811-7047).
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 21 on Form N-1A filed October
      24, 1997.  (File Nos. 33-48907 and 811-7047)
18.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 22 on Form N-1A filed October
      21, 1998.  (File Nos. 33-48907 and 811-7047).
19.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 26 on Form N-1A filed August
      19, 1999.  (File Nos. 33-48907 and 811-7047).
20.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 25 on Form N-1A filed July 23,
      1999.  (File Nos. 33-48907 and 811-7047).
21.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 27 on Form N-1A filed August
      27, 1999.  (File Nos. 33-48907 and 811-7047).
23.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 29 on Form N-1A filed October
      29, 1999.  (File Nos. 33-48907 and 811-7047).
24.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 30 on Form N-1A filed February
      9, 2000.  (File Nos. 33-48907 and 811-7047).
25.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 31 on Form N-1A filed March 1,
      2000.  (File Nos. 33-48907 and 811-7047).
26.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 32 on Form N-1A filed June 1,
      2000.  (File Nos. 33-48907 and 811-7047)
27.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 33 on Form N-1A filed October
      30, 2000.  (File Nos. 33-48907 and 811-7047)
28.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 34 on Form N-1A filed October
      29, 2001.  (File Nos. 33-48907 and 811-7047)
29.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 34 on Form N-1A filed October
      31, 2002.  (File Nos. 33-48907 and 811-7047)

Item 24.    Persons Controlled by or Under Common Control with
            the Fund:

            None

Item 25.    Indemnification: (5)

Item 26.    Business and Other Connections of the Investment
            Adviser:

                 M&I INVESTMENT MANAGEMENT CORP.

            (a)   M&I Investment  Management Corp. is a registered
                  investment  adviser and wholly-owned  subsidiary
                  of Marshall & Ilsley  Corporation,  a registered
                  bank   holding    company    headquartered    in
                  Milwaukee,  Wisconsin.  As of August  31,  2002,
                  M&I    Investment     Management    Corp.    had
                  approximately  $12.5  billion  in  assets  under
                  management,   of  which   $5.5   billion  is  in
                  Marshall   Funds   assets,   and   has   managed
                  investments  for  individuals  and  institutions
                  since its inception in 1973.

                  M&I  Investment   Management  Corp.   served  as
                  investment  adviser to Newton Money Fund, Newton
                  Income Fund and Newton Growth Fund.

                  For  further  information  about M&I  Investment
                  Management  Corp.,  its officers and  directors,
                  response is  incorporated  by  reference  to M&I
                  Investment  Management  Corp.'s  Form ADV,  File
                  No.   801-9118,   dated  February  13,  2001  as
                  amended.

                  BPI Global Asset Management, LLP

            (b)   BPI Global  Asset  Management,  LLP ("BPI") is a
                  registered   investment   adviser  and  provides
                  management  services for  investment  companies,
                  corporations,   trusts,  estates,   pension  and
                  profit  sharing  plans,  individuals  and  other
                  institutions  located  principally in Canada and
                  the United  States.  As of August 31, 2002,  BPI
                  had  approximately  $3.8 billion of total assets
                  under  management.  BPI's address is Tower Place
                  at the  Summit,  1900  Summit  Tower  Boulevard,
                  Suite 450, Orlando, Florida 32810.

                  For a list of the officers and  directors of BPI
                  and  for  further  information  about  BPI,  any
                  other  business,  vocation  or  employment  of a
                  substantial   nature  in  which  a  director  or
                  officer  of BPI is,  or at any  time in the past
                  two fiscal  years has been,  engaged  for his or
                  her own account or in the  capacity of director,
                  officer,  employee, partner or trustee, response
                  is  incorporated by reference to BPI's Form ADV,
                  File No. 801-53972, dated September 26, 2001.

Item 27.    Principal Underwriters:

            (a)   Edgewood Services, Inc. the Distributor for
                  shares of the Registrant, acts as principal
                  underwriter for the following open-end
                  investment companies, including the Registrant:
                  Banknorth Funds, BBH, Fund, Inc., BBH Trust,
                  Excelsior Funds, Inc., Excelsior Institutional
                  Trust, Excelsior Tax-Exempt Funds, Inc., Golden
                  Oak(R)Family of Funds, Hibernia Funds, The
                  Huntington Funds, Huntington VA Funds, Marshall
                  Funds, Inc., The Riverfront Funds, WesMark
                  Funds and MTB Group of Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Arthur L. Cherry              Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive
--
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Karen J. Tracey               President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.
--
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 28.    Location of Accounts and Records:

Marshall Funds, Inc.                770 North Water Street
                                    Milwaukee, Wisconsin 53202

(Notices should be sent to the Agent for Service at the address above)

                                    1000 North Water Street
                                    Milwaukee, WI  53202

Federated Shareholder Services      Federated Investors Tower
Company                             1001 Liberty Avenue
("Transfer Agent, Dividend          Pittsburgh, PA  15222-3779
Disbursing Agent, and Portfolio
Accounting Services")

Marshall & Ilsley Trust Company     1000 North Water Street
N.A. ("Administrator")              Milwaukee, WI 53202

Federated Services Company          Federated Investors Tower
("Sub-Administrator")               1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

M&I Investment Management Corp.     1000 North Water Street
("Adviser")                         Milwaukee, WI  53202

Marshall & Ilsley Trust Company     1000 North Water Street
N.A. ("Custodian")                  Milwaukee, WI  53202

BPI Global Asset Management, LLP    1900 Summit Tower Blvd.
("Sub-Adviser" to Marshall)         Suite 450
International Stock Fund)           Orlando, Florida 32810

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant   hereby  undertakes  to  comply  with  the
            provisions  of  Section  16(c)  of the  1940  Act with
            respect to the removal of Trustees  and the calling of
            special shareholders meetings by shareholders.

                            SIGNATURES

      Pursuant to the  requirements  of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  MARSHALL
FUNDS,   INC.,   and  has  duly  caused  this   Amendment  to  its
Registration   Statement  to  be  signed  on  its  behalf  by  the
undersigned,  thereto duly  authorized,  in the City of Pittsburgh and  Commonwealth  of  Pennsylvania,  on the 30th day of  October,
2003.

                       MARSHALL FUNDS, INC.

                        BY: /s/ Brooke J. Billick
                        Secretary
                        Attorney in Fact for John M. Blaser
                        October 30, 2003

      Pursuant to the  requirements of the Securities Act of 1933, this  Amendment  to its  Registration  Statement  has been  signed below by the  following  person  in the  capacity  and on the date indicated:

      NAME                         TITLE                  DATE

By:   /s/ Brooke J. Billick   Attorney In Fact       October 30, 2003
Brooke J. Billick             For the Persons
SECRETARY                     Listed Below

      NAME                         TITLE

John M. Blaser*               President and Director
                              (Principle Executive Officer)

Joseph P. Bree*               Treasurer (Principal
                              Financial and
                              Accounting Officer)

John DeVincentis*             Director

Duane E. Dingmann*            Director

James Mitchell*               Director

Barbara J. Pope*              Director

David W. Schulz*              Director

* By Power of Attorney